      As filed with the Securities and Exchange Commission on May 1, 2006

                                                    Registration Nos. 333-34199
                                                                      811-04867

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                      Pre-effective Amendment No. [_]

                    Post-Effective Amendment No. [ 17 ]

                                    and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                            Amendment No. [ 9 ]

               VARIABLE ACCOUNT II OF AIG LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                          AIG LIFE INSURANCE COMPANY
                              (Name of Depositor)

                                One ALICO Plaza
                                600 King Street
                          Wilmington, Delaware 19801
        (Address of Depositor's Principal Executive Offices)(Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, including Area Code)

           NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                              (Name of Guarantor)

                                70 Pine Street
                           New York, New York 10270
                                (212) 770-7000
              (Guarantor's Telephone Number, including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                           Houston, Texas 77019-2191
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective

[_] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 2006 pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

EXECUTIVE ADVANTAGE(SM)

GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies") issued by AIG Life Insurance Company ("AIG Life") through its Variable Account II

                            This prospectus is dated
                                   May 1, 2006

AIG Life Insurance Company ("AIG Life") is offering life insurance coverage under the Executive AdvantageSM group flexible premium variable universal life policy (the "Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the Beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

For information on how to contact AIG Life, please see page 5.

The Index of Special Words and Phrases on page 51 will define many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy. Please read this prospectus carefully and keep it for future reference.

The Guaranteed Account is part of our general account. You can use AIG Life's Variable Account II ("Variable Account") to invest in the Executive Advantage variable investment options. Currently, the Executive Advantage variable investment options each purchase shares of a corresponding Fund of:

..    AllianceBernstein Variable Products Series Fund, Inc. ("AllianceBernstein
     VPS")
..    American Century Variable Portfolios, Inc. ("American Century VP")
..    Credit Suisse Trust ("Credit Suisse Trust")
..    FAM Variable Series Funds, Inc. ("Mercury")
..    Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")
..    Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
     VIP")
..    Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT")
..    J.P. Morgan Series Trust II ("JPMorgan")
..    Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")
..    PIMCO Variable Insurance Trust ("PIMCO VIT")
..    The Universal Institutional Funds, Inc. ("UIF")
..    VALIC Company I ("VALIC Co. I")
..    Vanguard(R) Variable Insurance Fund ("Vanguard VIF")

See "Variable Investment Options" on page 17 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying variable investment options that may interest you. You can request free copies from your AIG Life representative or from our Administrative Center shown on page 5 of this prospectus.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

                                TABLE OF CONTENTS

POLICY BENEFITS/RISKS SUMMARY..................................................6
POLICY BENEFITS................................................................6
  Death Benefit................................................................6
    Death Benefit Proceeds.....................................................6
    Death Benefit Options......................................................6
  Full Surrenders, Partial Surrenders, Transfers, and Policy Loans.............6
    Full Surrenders............................................................6
    Partial Surrenders.........................................................7
    Transfers..................................................................7
    Loans......................................................................7
  Premiums.....................................................................7
    Flexibility of Premiums....................................................7
    Free Look..................................................................7
  The Policy...................................................................7
    Ownership Rights...........................................................7
    Variable Account...........................................................7
    Guaranteed Account.........................................................7
    Account Value..............................................................8
    Payment Options............................................................8
    Tax Benefits...............................................................8
  Supplemental Benefits and Riders.............................................8
POLICY RISKS...................................................................8
  Investment Risk..............................................................8
  Risk of Lapse................................................................9
  Tax Risks....................................................................9
  Partial Surrender and Full Surrender Risks...................................9
  Policy Loan Risks............................................................9
PORTFOLIO RISKS...............................................................10
TABLES OF CHARGES.............................................................11
GENERAL INFORMATION...........................................................15
  AIG Life Insurance Company..................................................15
  The Variable Account........................................................15
  Guarantee of Insurance Obligations..........................................15
  Additional Information......................................................16
  Communication with AIG Life.................................................16
    Administrative Center.....................................................16
  Applying for a Policy.......................................................16
    Our age requirement for the Insured.......................................16
    The minimum Face Amount...................................................16
    We require a minimum initial premium......................................16
    When your coverage will be effective......................................16
    General...................................................................17
  Variable Investment Options.................................................17
  Guaranteed Investment Option................................................19
  Guaranteed Account Value....................................................20
  Voting Privileges...........................................................20
  Illustrations...............................................................21
POLICY FEATURES...............................................................21
  Death Benefits..............................................................21
    Your Face Amount of insurance.............................................21
    Your death benefit........................................................22
    Life Insurance Proceeds...................................................22
    Payment of Life Insurance Proceeds........................................22
    Amount of Life Insurance Proceeds.........................................22
  Tax Qualification Options...................................................23

  Changes in Death Benefit Options............................................23
    How to request a change...................................................23
    Tax consequences of changes in insurance coverage.........................24
  Premium Payments............................................................24
    Restrictions on Premium...................................................24
    Minimum Initial Premium...................................................24
    Planned Periodic Premium..................................................24
    Additional Premium........................................................24
    Effect of Premium Payments................................................24
    Grace Period..............................................................25
    Premium Allocations.......................................................25
    Allocation Rules..........................................................25
    Crediting Premium.........................................................26
    Future premium payments...................................................26
  Determining the Account Value...............................................26
  Account Value in the Subaccounts............................................27
    Accumulation Unit Values..................................................27
    Net Investment Factor.....................................................27
    Guaranteed Account Value..................................................27
    Net Account Value.........................................................28
    Cash Surrender Value......................................................28
    Net Cash Surrender Value..................................................28
  Transfers...................................................................28
    Minimum amount of transfer................................................28
    Form of transfer request..................................................28
    Transfers from the Guaranteed Account.....................................28
    Date We Process Your Transfer Request.....................................28
    Number of Permitted Transfers/Transfer Charge.............................28
  Dollar Cost Averaging.......................................................29
    Processing your automatic dollar cost averaging transfers.................29
  Market Timing...............................................................29
  Fund-Rejected Transfers.....................................................30
  Changing the Face Amount of Insurance.......................................30
    Changes in Face Amount....................................................30
    Increases in Face Amount..................................................30
    Decreases in Face Amount..................................................31
    Consequences of a Change in Face Amount...................................31
  Effective Date of Policy and Related Transactions...........................31
    Valuation dates, times, and periods.......................................31
    Fund Pricing..............................................................31
    Date of receipt...........................................................31
    Commencement of insurance coverage........................................32
    Issue Date; Policy months and years.......................................32
    Monthly deduction days....................................................32
    Commencement of investment performance....................................32
    Effective date of other premium payments and requests that you make.......32
  Reports to Policy Owners....................................................33
POLICY TRANSACTIONS...........................................................33
  Withdrawing Policy Investments..............................................33
    Full surrender............................................................33
    Partial surrender.........................................................34
    Loans.....................................................................34
    Maximum Loan Amount.......................................................34
    Interest..................................................................34
    Loan Account..............................................................34
    Effect of a Loan..........................................................34
    Outstanding Loan..........................................................35
    Loan Repayment............................................................35
  Maturity of your Policy.....................................................35
  Tax considerations..........................................................35

POLICY PAYMENTS...............................................................35
  Payment Options.............................................................35
    Change of payment option..................................................35
    Tax impact................................................................35
  The Beneficiary.............................................................36
  Assignment of a Policy......................................................36
  Payment of Proceeds.........................................................36
    General...................................................................36
    Delay of Guaranteed Account option proceeds...............................36
    Delay for check clearance.................................................36
    Delay of Variable Account proceeds........................................36
    Delay to challenge coverage...............................................37
    Delay required under applicable law.......................................37
ADDITIONAL RIGHTS THAT WE HAVE................................................37
CHARGES UNDER THE POLICY......................................................38
  Deductions From Premium.....................................................38
    Monthly Deduction From Account Value......................................38
    Administrative Charge.....................................................39
    Cost of Insurance Charge..................................................39
  Net Amount at Risk..........................................................39
    Rate Classes for Insureds.................................................39
  Legal Considerations Relating to Sex-Distinct Premiums and Benefits.........40
  Deduction From Variable Account Assets......................................41
    Mortality and Expense Risk Charge.........................................41
  Deductions Upon Policy Transactions.........................................41
    Transfer Charge...........................................................41
    Surrender Charge..........................................................41
    Surrender Charge Calculation..............................................41
    Surrender Charge Based On An Increase Or Decrease In Face Amount..........42
    Partial Surrender Charge..................................................42
    Partial Surrender Charge Due to Decrease in Face Amount...................42
    Partial Surrender Administrative Charge...................................43
    Discount Purchase Programs................................................43
OTHER POLICY PROVISIONS.......................................................43
  Right to Exchange...........................................................43
  More About Policy Charges...................................................43
    Purpose of our charges....................................................43
    General...................................................................44
  Account Value...............................................................44
    Your Account Value........................................................44
    Your investment options...................................................44
    The Guaranteed Account....................................................44
POLICY LAPSE AND REINSTATEMENT................................................45
    Reinstatement.............................................................45
FEDERAL INCOME TAX CONSIDERATIONS.............................................45
  Tax Status of the Policy....................................................45
  AIG Life....................................................................46
  Diversification and Investor Control........................................46
  Tax Treatment of the Policy.................................................46
  Tax Treatment of Policy Benefits In General.................................47
  Pre-Death Distribution......................................................47
  Policies Not Classified as Modified Endowment Contracts.....................47
  Modified Endowment Contracts................................................47
  Interest on Loans...........................................................48
  Policy Exchanges and Modifications..........................................48
  Withholding.................................................................48
  Contracts Issued in Connection With Tax Qualified Pension Plans.............48
  Possible Charge for AIG Life's Taxes........................................49
LEGAL PROCEEDINGS.............................................................49
FINANCIAL STATEMENTS..........................................................50

INDEX OF SPECIAL WORDS AND PHRASES............................................51
APPENDIX A....................................................................53

CONTACT INFORMATION: Here is how you can contact us about the AIG Life Executive Advantage Policies:

   Administrative Center:                Home Office:
   ------------------------------------  -------------------------------------
   AIG Life Insurance Company            AIG Life Insurance Company
   One ALICO Plaza                       One ALICO Plaza
   600 King Street, CLMK                 600 King Street
   Wilmington, Delaware 19801            Wilmington, Delaware 19801
   1-302-594-2352                        1-302-594-2352

                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

                                 POLICY BENEFITS

     You may allocate your Account Value among the 43 variable investment options available under the Policy, each of which invests in an underlying Fund (each available portfolio is referred to in this prospectus as a "Fund" and collectively, the "Funds"), and the Guaranteed Account, which credits a specified rate of interest. Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

Death Benefit

..    Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and any accrued loan interest) to the Beneficiary when the Insured person dies. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

..    Death Benefit Options: You must choose one of the two Death Benefit Options when you apply for your Policy:

     .    Level Death Benefit Option or

     .    Increasing Death Benefit Option

     For the Level Death Benefit Option, the death benefit will be the greater of:

     .    Face Amount; or

     . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

     You should consider this Death Benefit Option if you want to minimize your cost of insurance.

     For the Increasing Death Benefit Option, the death benefit will be the greater of:

     .    Face Amount plus the Account Value; or

     . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

     You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

     Federal tax law may require us to increase payment under any of the above Death Benefit Options. See "Tax Qualification Options" on page 23.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

..    Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans and any accrued loan interest, and less any surrender charge that then applies. We call this amount your Net Cash Surrender Value. A surrender charge may apply. See "Surrender Charge" on page 41. You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

..    Partial Surrenders: We will not allow a partial surrender during the first
     Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we do not assess a processing charge for partial surrenders. A partial surrender may have adverse tax consequences.

..    Transfers: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

..    Loans: You may take a loan from your Policy at any time after the first
     Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charged on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

..    Flexibility of Premiums: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay planned periodic premiums annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

..    Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund of the premiums paid.

          The free look period generally expires the later of:

     .    10 days after you receive the Policy, or
     .    45 days after you sign Part I of the application.

The Policy

..    Ownership Rights: While the Insured person is living, you, as the Owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.

..    Variable Account: You may direct the money in your Policy to any of the variable investment options of the Variable Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this prospectus.

..    Guaranteed Account: You may place amounts in the Guaranteed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest, but are not obligated to do so.

..    Account Value: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..    Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center.

..    Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the Beneficiary until there is a distribution. This means that under a qualifying life insurance Policy, cash value accumulates on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

     We offer no supplemental benefits or riders with this Policy.

                                  POLICY RISKS

Investment Risk

     The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. Any applicable surrender charge may be large enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your Account Value may not cover required charges and your Policy would lapse.

     If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum Account Value.

     If you allocate Net Premiums to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

     If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Cash Surrender Value.

     If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

Tax Risks

     We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences.

     Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

     You should consult a qualified tax adviser for assistance in all Policy-related tax matters. See "Federal Income Tax Considerations" on page 45.

Partial Surrender and Full Surrender Risks

     The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. Any Outstanding Loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals.

A partial surrender or full surrender may have adverse tax consequences.

Policy Loan Risks

     A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Guaranteed Account.

     We reduce the amount we pay on the Insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the Net Cash Surrender Value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not previously been taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                 PORTFOLIO RISKS

     A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting us at the Administrative Center shown on page 5 of this prospectus.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy Owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

     The first table describes the fees and expenses that are payable, at the time that you (1) buy a Policy, (2) surrender a Policy during the first 14 Policy years and the first 14 Policy years following an increase in the Policy's Face Amount, (3) change a Policy's Face Amount, or (4) transfer Account Value between investment options.

                                                      Transaction Fees
----------------------------------------------------------------------------------------------------------------------------
Charge                             When Charge is Deducted                   Maximum Guaranteed      Current Charge
                                                                             Charge
---------------------------------  ----------------------------------------  ----------------------  -----------------------
Statutory Premium Tax Charge       Upon receipt of each premium payment      3.5%/1/ of each         0%/1/ of each premium
                                                                             premium payment         payment

DAC Tax Charge                     Upon receipt of each premium payment      1%                      0%

Premium Expense Charge             Upon receipt of each premium payment      9% of the amount of     9% of the amount of
                                                                             each premium payment    each premium payment

Surrender Charge

  Maximum Charge - for a 55 year   Upon a partial surrender or a full        $48 per $1,000 of       $0 per $1,000 of Face
  old male, smoker with a Face     surrender of your Policy during the       Face Amount             Amount/2/
  Amount of $100,000 for the       first 14 Policy years and during the
  first Policy year/2/             first 14 Policy years following an
                                   increase in the Policy's Face Amount

  Minimum Charge - for a 18 year   Upon a partial surrender or a full        $13 per $1,000 of       $0 per $1,000 of Face
  old female, nonsmoker with a     surrender of your Policy during the       Face Amount             Amount/2/
  Face Amount of $100,000 for      first 14 Policy years and during the
  the first Policy year/2/         first 14 Policy years following an
                                   increase in the Policy's Face Amount

  Example Charge - for a 45 year   Upon a partial surrender or a full        $26 per $1,000 of       $0 per $1,000 of Face
  old male, non-smoker with a      surrender of your Policy during the       Face Amount             Amount/2/
  Face Amount of $100,000 for      first 14 Policy years and during the
  the first Policy year/2/         first 14 Policy years following an
                                   increase in the Policy's Face Amount

----------
     /1/ Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.50%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes.

     /2/ The Surrender Charge will vary based on the Insured person's sex, age, risk class, Policy year and Face Amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 3B of your Policy will indicate the guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown on page 5 of this prospectus.

                                                      Transaction Fees
----------------------------------------------------------------------------------------------------------------------------
Charge                             When Charge is Deducted                   Maximum Guaranteed      Current Charge
                                                                             Charge
---------------------------------- ----------------------------------------- ----------------------- -----------------------
Partial Surrender Processing Fee   Upon a partial surrender of your Policy   The lesser of $25 or    $0
                                                                             2% of the amount of
                                                                             the partial surrender

Transfer Fee                       Upon a transfer of Account Value          $25 for each            $25 for each
                                                                             transfer/1/             transfer/1/

Policy Loan Interest Charge        Annually (on your Policy anniversary)     8.0% of the             8.0% of the
                                                                             Outstanding Loan        Outstanding Loan
                                                                             balance                 balance

Policy Owner Additional            Upon each request for a Policy            $25                     $0
Illustration Charge                illustration after the first in a
                                   Policy year

Flat Monthly Charge                Monthly, at the beginning of each         $10                     $7
                                   Policy Month

First Year Administrative Charge   Monthly, at the beginning of each         $25                     $0
                                   Policy month during the first Policy
                                   year

Face Amount Increase Charge        Monthly, at the beginning of each         $25                     $0
                                   Policy month for the 12 months
                                   immediately following the effective
                                   date of the increase

----------
     /1/ The first 12 transfers in a Policy year are free of charge.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                                                     Periodic Charges
                                            (other than Fund fees and expenses)
---------------------------------------------------------------------------------------------------------------------------
Charge                             When Charge is Deducted      Maximum Guaranteed Charge         Current Charge
---------------------------------- ---------------------------- --------------------------------- -------------------------
Cost of Insurance Charge/1/

  Maximum Charge - for the first   Monthly, at the beginning    $4.74911 per $1,000 of Net        $2.3204 per $1,000 of Net
  Policy year for a 70 year old    of each Policy month         Amount at Risk/2/                 Amount at Risk
  male, smoker, guaranteed issue
  with a Face Amount of $100,000

  Minimum Charge - for the first   Monthly, at the beginning    $0.08 per $1,000 of Net Amount    $0.0171 per $1,000 of Net
  Policy year for a 18 year old    of each Policy month         at Risk                           Amount at Risk
  female, nonsmoker, medically
  underwritten, with a Face
  Amount of $100,000

  Example Charge - for the first   Monthly, at the beginning    $0.28758 per $1,000 of Net        $0.0514 per $1,000 of Net
  Policy year for a 45 year old    of each Policy month         Amount at Risk                    Amount at Risk
  male, nonsmoker, medically
  underwritten with a Face Amount
  of $100,000

Mortality and Expense Risk Charge

  Policy years 1-4/3,4/            Daily                        annual effective rate of 1.0%/4/  annual effective rate of
                                                                                                  0.65%/4/

----------
     /1/ The Cost of Insurance Charge will vary based on the Insured person's sex, age, rate class, Policy year, and the Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured person's age and rate class, the Death Benefit Option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AIG Life for information about your Cost of Insurance Charge.

     /2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

     /3/ After the 4th Policy year, the maximum Mortality and Expense Charge will be as follows:
     Policy years 5-20 annual effective rate of 1.00% (guaranteed) and 0.20% (current)
     Policy years 21+ annual effective rate of 1.00% (guaranteed) and 0.15% (current)

     /4/ All percentages are calculated as a percent of Account Value invested in the Variable Account options.

     The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2005. Current and future expenses for the Funds may be higher or lower than those shown.


                        Annual Fund Fees and Expenses
              (expenses that are deducted from the Fund assets)
           ---------------------------------------------------------
           Charge                                  Maximum   Minimum
           --------------------------------------  -------   -------
           Total Annual Fund Operating Expenses
           for all of the Funds (expenses that
           are deducted from portfolio assets       1.78%     0.10%
           include management fees, distribution
           (12b-1) fees, and other expenses)/1/

Details concerning each Fund's specific fees and expenses are contained in the Funds' prospectuses.

     /1/ Currently 11 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2007. The impact of contractual reimbursements or fee waivers is as follows:

       Charge                                          Maximum  Minimum
       ----------------------------------------------  -------  -------
       Total Annual Fund Operating Expenses for all
       of the Funds After Contractual Reimbursement
       or Fee Waiver                                    1.78%    0.10%

                               GENERAL INFORMATION

AIG Life Insurance Company

     AIG Life Insurance Company ("AIG Life") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AIG Life's home office address is One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801. AIG Life was incorporated in 1962. AIG Life is a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG is a marketing name of AIG Life and its affiliates. The commitments under the Policies are AIG Life's, and AIG has no legal obligation to back those commitments.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

The Variable Account

     We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "Variable Account" within the meaning of these laws.

     We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

     The assets in the Variable Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies, and AIG Life is obligated to pay all amounts due the Policy Owners under the Policies.

Guarantee of Insurance Obligations

     Insurance obligations under the Policies are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), an affiliate of AIG Life. Insurance obligations include, without limitation, Policy values invested in the Guaranteed Account, death benefits and Policy features that provide return of premium or protection against Policy lapse. The guarantee does not guarantee Policy value or the investment performance of the variable investment options available under the Policies. The guarantee provides that Policy owners can enforce the guarantee directly.

     AIG Life expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on Policies issued prior to termination of the National Union guarantee would continue to be covered, including obligations arising from premium payments or other payments received after termination, until satisfied in full.

     National Union is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AIG Life.

Additional Information

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page of this prospectus describes how you can obtain a copy of the SAI.

Communication with AIG Life

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the Owner named in the Policy. Where a Policy has more than one Owner, each Owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     Administrative Center. The Administrative Center provides service to all Policy Owners. For applicants, your AIG Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See AIG Life's addresses under "Contact Information" on page 5 of this prospectus.

Applying for a Policy

     To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the Death Benefit Option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

     Our age requirement for the Insured. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

     The minimum Face Amount. The Face Amount must be at least $50,000, for each Insured.

     We require a minimum initial premium. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

     We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

     When your coverage will be effective. Your Policy will become effective after:

     .    We accept your application;

     .    We receive an initial premium payment in an amount we determine; and

     .    We have completed our review of your application to our satisfaction.

     General. You should mail or express checks for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

     You must make the following requests in writing:

          .    transfer of Account Value;
          .    loan;
          .    full surrender;
          .    partial surrender;
          .    change of Beneficiary or contingent Beneficiary;
          .    change of allocation percentages for premium payments;
          .    change of allocation percentages for Policy deductions;
          .    loan repayments or loan interest payments;
          .    change of Death Benefit Option or manner of death benefit
               payment;
          .    change in Face Amount;
          .    addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and
          .    tax withholding elections.

     You should mail or express these requests to the Administrative Center address shown under "Contact Information" on page 5 of this prospectus. You should also communicate notice of the Insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of Owner or Beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AIG Life representative. Each communication must include your name, Policy number and, if you are not the Insured person, that person's name. We cannot process any requested action that does not include all required information.

Variable Investment Options

     We divided the Variable Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the Funds listed in the following table. The name of each Fund describes its type (for example, money market fund, growth fund, equity fund, etc.) except for the Funds with a footnote 1 next to their names. For these Funds, whose name does not describe its type, we provide the information immediately following the table. Fund sub-advisers are shown in parenthesis.

Variable Investment Options                                     Investment Adviser (Sub-adviser, if applicable)
--------------------------------------------------------------  ------------------------------------------------------------------
AllianceBernstein VPS Americas Government Income Portfolio -    AllianceBernstein, L.P.
Class A

AllianceBernstein VPS Growth and Income Portfolio - Class A     AllianceBernstein, L.P.

AllianceBernstein VPS Growth Portfolio - Class A                AllianceBernstein, L.P.


                                                    (Footnotes found on page 19)

Variable Investment Options                                     Investment Adviser (Sub-adviser, if applicable)
--------------------------------------------------------------  ------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio -              AllianceBernstein, L.P.
Class A

AllianceBernstein VPS Small Cap Growth Portfolio -              AllianceBernstein, L.P.
Class A/1/

American Century VP Income & Growth Fund                        American Century Investment Management, Inc.

American Century VP International Fund                          American Century Global Investment Management, Inc.

Credit Suisse Trust Emerging Markets Portfolio                  Credit Suisse Asset Management, LLC

Credit Suisse Trust Global Small Cap Portfolio                  Credit Suisse Asset Management, LLC

Credit Suisse Trust International Focus Portfolio               Credit Suisse Asset Management, LLC

Credit Suisse Trust Large Cap Value Portfolio                   Credit Suisse Asset Management, LLC

Credit Suisse Trust Mid-Cap Growth Portfolio                    Credit Suisse Asset Management, LLC

Credit Suisse Trust Small Cap Growth Portfolio                  Credit Suisse Asset Management, LLC

Fidelity(R) VIP Balanced Portfolio - Initial Class              Fidelity Management & Research Company (FMR Co., Inc.)
                                                                (Fidelity International Investment Advisors)
                                                                (Fidelity International Investment Advisors (U.K.) Limited)
                                                                (Fidelity Investments Japan Limited)
                                                                (Fidelity Investments Money Management, Inc.)
                                                                (Fidelity Management & Research (Far East) Inc.)
                                                                (Fidelity Management & Research (U.K.) Inc.)

Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class/2/      Fidelity Management & Research Company (FMR Co., Inc.)
                                                                (Fidelity International Investment Advisors)
                                                                (Fidelity International Investment Advisors (U.K.) Limited)
                                                                (Fidelity Investments Japan Limited)
                                                                (Fidelity Management & Research (Far East) Inc.)
                                                                (Fidelity Management & Research (U.K.) Inc.)

Fidelity(R) VIP Index 500 Portfolio - Initial Class             Fidelity Management & Research Company (FMR Co., Inc.)
                                                                (Geode Capital Management, LLC)

Franklin Templeton VIP Franklin Money Market Fund - Class 1     Franklin Advisers, Inc.

Franklin Templeton VIP Templeton Developing Markets             Templeton Asset Management Ltd.
Securities Fund - Class 2

Franklin Templeton VIP Templeton Foreign Securities Fund -      Templeton Investment Counsel, LLC
Class 2

Franklin Templeton VIP Templeton Growth Securities Fund -       Templeton Global Advisors Limited
Class 2

Goldman Sachs VIT International Equity Fund                     Goldman Sachs Asset Management International

Goldman Sachs VIT Structured U.S. Equity Fund                   Goldman Sachs Asset Management, L.P.

JPMorgan Small Company Portfolio                                J.P. Morgan Investment Management Inc.

Mercury Basic Value V.I. Fund - Class I Shares/3/               Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors

Mercury Fundamental Growth V.I. Fund - Class I Shares/4/        Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors

Mercury Government Bond V.I. Fund - Class I Shares              Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors

Mercury Value Opportunities V.I. Fund - Class I Shares          Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors

Neuberger Berman AMT Partners Portfolio/5/                      Neuberger Berman Management Inc. (Neuberger Berman LLC)

PIMCO VIT High Yield Portfolio - Administrative Class           Pacific Investment Management Company LLC

PIMCO VIT Long-Term U.S. Government Portfolio -                 Pacific Investment Management Company LLC
Administrative Class

PIMCO VIT Real Return Portfolio - Administrative Class          Pacific Investment Management Company LLC

PIMCO VIT Short-Term Portfolio - Administrative Class           Pacific Investment Management Company LLC

PIMCO VIT Total Return Portfolio - Administrative Class         Pacific Investment Management Company LLC

UIF Core Plus Fixed Income Portfolio - Class I Shares           Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF Emerging Markets Equity Portfolio - Class I Shares          Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF High Yield Portfolio - Class I Shares                       Morgan Stanley Investment Management Inc. d/b/a Van Kampen

                                                    (Footnotes found on page 19)

Variable Investment Options                                     Investment Adviser (Sub-adviser, if applicable)
--------------------------------------------------------------  ------------------------------------------------------------------
UIF Mid Cap Growth Portfolio - Class I Shares                   Morgan Stanley Investment Management Inc. d/b/a Van Kampen

UIF U.S. Mid Cap Value Portfolio - Class I Shares               Morgan Stanley Investment Management Inc. d/b/a Van Kampen

VALIC Co. I International Equities Fund                         VALIC* (AIG Global Investment Corp.)

VALIC Co. I Mid Cap Index Fund                                  VALIC* (AIG Global Investment Corp.)

VALIC Co. I Small Cap Index Fund                                VALIC* (AIG Global Investment Corp.)

Vanguard VIF Total Bond Market Index Portfolio                  The Vanguard Group, Inc.

Vanguard VIF Total Stock Market Index Portfolio                 The Vanguard Group, Inc.

          /1/ The Fund type for AllianceBernstein VPS Small Cap Growth Portfolio - Class A is growth equity.
          /2/ The Fund type for Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class is capital appreciation.
          /3/ The Fund type for Mercury Basic Value V.I. Fund - Class I Shares is large cap value.
          /4/ The Fund type for Mercury Fundamental Growth V.I. Fund - Class I Shares is large cap growth.
          /5/ The Fund type for Neuberger Berman AMT Partners Portfolio is mid to large cap value.

          *    "VALIC" means The Variable Annuity Life Insurance Company.

     From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

     You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy Owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 38.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Guaranteed Account Value

     On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

Voting Privileges

     We are the legal owner of the Funds' shares held in the Variable Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from Owners participating in that Fund through the Variable Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the Owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy Owners. AIG Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Illustrations

     We may provide you with illustrations for your Policy's death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed Insured person's age and rate class and (2) your selection of a Death Benefit Option, Face Amount, planned periodic premiums and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                                 POLICY FEATURES

Death Benefits

     Your Face Amount of insurance. In your application to buy an Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     Investment performance affects the amount of your Policy's Account Value. We deduct all charges from your Account Value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid on a timely basis each month, the Face Amount of insurance payable under your Policy is unaffected by investment performance. See "Monthly Deduction From Account Value" on page 38.

     Your death benefit. You must choose one of the two Death Benefit Options at the time we issue your Policy.

          .    Level Death Benefit Option or

          .    Increasing Death Benefit Option.

          For the Level Death Benefit Option, the death benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this Death Benefit Option if you want to minimize your cost of insurance.

          For the Increasing Death Benefit Option, the death benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this Death Benefit Option if you want your death benefit to increase with your Account Value.

     Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Center:

          .    satisfactory proof of the Insured's death; and

          .    the Policy.

     Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

     We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

     Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

     . the amount of the death benefit determined according to the Death Benefit Option selected; minus

     .    the Outstanding Loan, if any, and accrued loan interest; minus

     .    any overdue monthly deductions if the Insured dies during a Grace
          Period.

Tax Qualification Options

     Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

     Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Age, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

     The two tax qualification options are:

     .    Guideline Premium/Cash Value Corridor Test.

     .    Cash Value Accumulation Test.

     You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

Changes in Death Benefit Options

     If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

     How to request a change. You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Center. We may require that you submit satisfactory evidence of insurability to us.

     If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

     If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

     Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

     The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

     Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 45 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Premium Payments

     The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Center.

     Restrictions on Premium. We may not accept any premium payment:

     .    If it is less than $50;

     . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code; or

     . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

     Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

     Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

     You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

     At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Center.

     Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

     Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

     Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

     Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

     . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

     . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

     Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

     We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

     The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

     If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

     If your Policy lapses with an Outstanding Loan you may have taxable income.

     Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

     For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Center. The change will apply to all premium received with or after your notice.

     Allocation Rules. Your allocation instructions must meet the following requirements:

          .    Each allocation percentage must be a whole number;

          .    Any allocation to a subaccount must be at least 5%; and

          .    the sum of your allocations must equal 100%.

     Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Center. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

     .    The returns earned by the subaccounts you select.

     .    Interest credited on amounts allocated to the Guaranteed Account.

     We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

Determining the Account Value

     On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

     On each Valuation Date thereafter, your Account Value is equal to:

     .    Your Account Value held in the subaccounts; and

     .    Your Account Value held in the Guaranteed Account.

     Your Account Value will reflect:

     .    the premiums you pay; and,

     .    the returns earned by the subaccounts you select; and,

     .    the interest credited on amounts allocated to the Guaranteed Account;
          and,

     .    any loans or partial surrender; and,

     .    the Policy expenses we deduct.

Account Value in the Subaccounts

     We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

     The number of subaccount accumulation units we credit to your Policy will:

     . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

     . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

     Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

     Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

     Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

     Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

     Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

     Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

     .    the Cash Surrender Value, less

     .    the Outstanding Loan on that date.

Transfers

     You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

     . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

     . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

     . Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

     Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Center. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we will charge you $25 for each additional transfer. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

Dollar Cost Averaging

     Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

     If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment. You may maintain only one dollar cost averaging instruction with us at a time.

     There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at any time.

     Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

     . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

     . On the second Monthly Anniversary following receipt of your request at our Administrative Center if you elect the program after you apply for the Policy.

     We will stop processing automatic transfers if:

     .    The funds in the Money Market subaccount have been depleted;

     . We receive your written request at our Administrative Center to cancel future transfers;

     .    We receive notification of death of the Insured; or

     .    Your Policy goes into the Grace Period.

     Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

Market Timing

     The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     . dilution in the value of Fund shares underlying investment options of other Policy owners;

     .    interference with the efficient management of the Fund's portfolio;
          and

     .    increased administrative costs.

     We have policies and procedures that require us to monitor the Policies to determine if a Policy owner requests:

     . an exchange out of a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange into that same variable investment option;

     . an exchange into a variable investment option, other than the money market investment option, within two calendar weeks of an earlier exchange out of that same variable investment option; or

     . exchanges into or out of the same variable investment option, other than the money market investment option, more than twice in any one calendar quarter.

     If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

     The procedures above will be followed in all circumstances and we will treat all Policy owners the same.

     In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

Fund-Rejected Transfers

     Some of the Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. We will follow the Fund's instructions. Please read the Funds' prospectuses and supplements for information about restrictions on transfers.

Changing the Face Amount of Insurance

     Changes in Face Amount. At any time after the first Policy anniversary while your Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

     Increases in Face Amount. Any request for an increase:

     .    Must be for at least $10,000;

     . May not be requested in the same Policy year as another request for an increase; and

     .    May not be requested after the Insured is Attained Age 65.

     A written application must be submitted to our Administrative Center along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount. Increasing the Face Amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

     Decreases in Face Amount. Any request for a decrease:

     .    Must be at least $5,000;

     . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

     . During the first five Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

     Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

Effective Date of Policy and Related Transactions

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange ("NYSE") is open for business. We call each such day a "valuation date" or a "business day."

     We compute Policy values as of the time the NYSE closes on each Valuation Date, which usually is 4:00 p.m. Eastern time. We call this our "close of business." We call the time from the close of business on one Valuation Date to the close of business of the next Valuation Date a "Valuation Period." We are closed only on those holidays the NYSE is closed.

     Fund Pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any Valuation Date, however, we consider that we have received it on the day following that Valuation Date. Any premium payments we receive after our close of business are held in our general account until the next business day.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the Insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the Owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the Insured person's health or risk of death.

     Issue Date; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Issue Date." Policy months and years are measured from the Issue Date. To preserve a younger age at issue for the Insured person, we may assign an Issue Date to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the Issue Date and at the end of each subsequent Valuation Period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the Issue Date, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the Valuation Period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in Death Benefit Option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum Net Amount at Risk;

     . If you exercise the right to return your Policy described on page 7 of this prospectus, your coverage will end when you deliver it to your AIG Life representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the
          Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

     You will receive a confirmation within seven days of the transaction of:

     .    the receipt of any premium;

     .    any change of allocation of premiums;

     .    any transfer between subaccounts;

     .    any loan, interest repayment, or loan repayment;

     .    any partial surrender;

     . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     .    any exercise of your right to cancel;

     .    an exchange of the Policy;

     .    full surrender of the Policy.

     Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                               POLICY TRANSACTIONS

     The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features," on page 21. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 38.

Withdrawing Policy Investments

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that an Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year. A full surrender may have adverse tax consequences.

     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. A partial surrender may have adverse tax consequences.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

     There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

     Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

     You must submit a written request for a loan to the Administrative Center. Loans will be processed as of the date we receive the request at our Administrative Center. Loan proceeds generally will be sent to you within seven days.

     Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

     Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

     Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

     When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

     Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

     In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

     If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

     If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

     Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

     . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     .    accrued interest not yet due.

     Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Center and will be credited as of the date received.

Maturity of your Policy

     If the Insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end.

Tax considerations

     Please refer to "Federal Income Tax Considerations" on page 45 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                 POLICY PAYMENTS

Payment Options

     The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request.

     Change of payment option. You may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, the Policy Owner or the Beneficiary may have tax consequences. The Policy Owner or the Beneficiary should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

The Beneficiary

     You name your Beneficiary when you apply for a Policy. The Beneficiary is entitled to the insurance benefits of the Policy. You may change the Beneficiary during the lifetime of the Insured person unless your previous designation of Beneficiary provides otherwise. In this case the previous Beneficiary must give us permission to change the Beneficiary and then we will accept your instructions. A new Beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no Beneficiary is living when the Insured person dies, we will pay the insurance proceeds to the Owner or the Owner's estate.

Assignment of a Policy

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the Beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

     General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the Insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

     Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Variable Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to the Variable Account, if:

     .    the NYSE is closed other than weekend and holiday closings;

     .    trading on the NYSE is restricted;

     . an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of securities or determination of the Account Value is not reasonably practicable; or

     .    the SEC by order so permits for the protection of investors.

     Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Variable Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the Insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the Insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

     . replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

     . operate Variable Account under the direction of a committee or discharge such a committee at any time;

     . operate Variable Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Variable Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

     We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy Owner approval, SEC and regulatory approvals.

                            CHARGES UNDER THE POLICY

     Periodically, we will deduct expenses related to your Policy. We will deduct these:

     .    from premium, Account Value and from subaccount assets; and

     .    upon certain transactions.

     The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

Deductions From Premium

     We may deduct a sales charge from each premium to cover costs associated with the issuance of the Policy as well as administrative services we perform. This charge will never exceed 9% of the premium.

     The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

     We may deduct a charge for taxes as an explicit percentage of premium based upon state and local tax rates within the Insured's state of residence. We may also deduct a charge for federal deferred acquisition cost ("DAC") taxes as an explicit percentage of premium at a rate not to exceed 1% of premium.

     In place of the lump sum deductions described above for sales charges and taxes, we may offer optional methods of payment at the time you apply for a Policy.

     Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

     We will deduct charges on each Monthly Anniversary for:

     .    The administration of your Policy.

     .    The cost of insurance for your Policy.

     .    The cost associated with mortality and expense risks.

     Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications, establishing Policy records, and sending regulatory mailings and responding to Policy owners' requests. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This additional charge will not exceed $25 a month per Insured.

     Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

Net Amount at Risk

     The Net Amount at Risk is calculated as (a) minus (b) where:

          a. is the current death benefit at the beginning of the Policy month divided by 1.0032737; and

          b.   is the current total Account Value.

     However, if the death benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the death benefit minus the amount in the Account Value of the Policy at that time.

     Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

     .    nonsmoker;

     .    smoker;

     .    substandard for those involving a higher mortality risk

     .    Unismoke/Unisex

     At our discretion we may offer this Policy on a guaranteed issue basis.

     We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

     If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

     In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

     The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

     Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

Legal Considerations Relating to Sex-Distinct Premiums and Benefits

     Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

     We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

Deduction From Variable Account Assets

     Mortality and Expense Risk Charge. We deduct a mortality and expense risk fee from your Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual effective rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual effective rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual effective rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

     The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies. AIG Life receives this charge to pay for these mortality and expense risks.

Deductions Upon Policy Transactions

     Transfer Charge. We will charge a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction. AIG Life receives this charge to help pay for the expense of making the requested transfer.

     Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid. AIG Life receives this charge to help recover sales expenses.

     Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

     1.   is equal to the Face Amount divided by $1,000;

     2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

     3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                            Policy Year    Factor
                            -----------    ------
                                 1          100%

                                 2          100%

                                 3          100%

                                 4          100%

                                 5          100%

                                 6           90%

                                 7           80%

                                 8           70%

                                 9           60%

                                 10          50%

                                 11          40%

                                 12          30%

                                 13          20%

                                 14          10%

                                15+          0%

     A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

     Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

     Partial Surrender Charge. We may deduct a partial surrender charge:

     .    upon a partial surrender; and

     .    if you decrease your Policy's Face Amount.

     We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

     Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

     Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less in order to help pay for the expense of making a partial surrender. The current charge is $0.

     Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                             OTHER POLICY PROVISIONS

Right to Exchange

     You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

     .    within 24 months after the Issue Date while the Policy is in force; or

     .    within 24 months of any increase in Face Amount of the Policy; or

     . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

     When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The Owner and Beneficiary are the same as were recorded immediately before the exchange.

More About Policy Charges

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that Insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the Insured person dies.

     General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

Account Value

     Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 38 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on page 17 of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

     Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 38 under "Charges Under the Policy."

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AIG Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown under "Contact Information" on page 5 of this prospectus).

     The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by Variable Accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

     We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

     The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                         POLICY LAPSE AND REINSTATEMENT

Reinstatement

     If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

     . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     .    Provide evidence of insurability satisfactory to us;

     . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     . Repay or reinstate any loan which existed on the date the Policy ended.

     The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. You should consult with a competent tax adviser to determine the specific federal tax treatment of your Policy based on your individual factual situation.

Tax Status of the Policy

     A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AIG Life

     We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

Diversification and Investor Control

     The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

     Although we do not have direct control over the investments or activities of the portfolios in which the subaccount invests, we intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

     A variable life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the Owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the Owner of the underlying investments. There is some uncertainty on this point because only limited guidance has been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Tax Treatment of the Policy

     Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

     With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

     With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

     If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under
Section 7702.

Tax Treatment of Policy Benefits In General

     This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should generally be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

Pre-Death Distribution

     The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

Policies Not Classified as Modified Endowment Contracts

     . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

Modified Endowment Contracts

     . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the Face Amount of insurance is made. An increase in the Face Amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

     . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

     . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

     . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

Interest on Loans

     Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

Policy Exchanges and Modifications

     Depending on the circumstances, the exchange of a Policy, a change in the Death Benefit Option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have adverse federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each Owner or Beneficiary.

Withholding

     We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

     You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Contracts Issued in Connection With Tax Qualified Pension Plans

     Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

Possible Charge for AIG Life's Taxes

     At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                                LEGAL PROCEEDINGS

     AIG Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AIG Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AIG Life's results of operations and financial position.

     The principal underwriter and distributor of the Policies, American General Equity Services Corporation ("AGESC"), offers general securities. As a consequence, AGESC is engaged in certain legal matters related to its previous line of business. AGESC believes that none of these legal matters are of any materiality. More information about AGESC can be found in the SAI.

     On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG Life, the Variable Account, its principal underwriter, AGESC, and National Union, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

     AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act). Certain affiliated persons of AIG, including AIG Life, the Variable Account and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

     Additionally, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

     As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

     Subject to the receipt of permanent relief, AIG Life, the Variable Account and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                              FINANCIAL STATEMENTS

     The Financial Statements of AIG Life, the Variable Account and National Union can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware, 19801 or call us at 1-302-594-2352. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

                       INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Center. One ALICO Plaza, 600 King Street, CLMK, Wilmington, Delaware 19801.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Face Amount. The amount of insurance specified by the Owner and the base for calculating the death benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Cash Surrender Value less any Outstanding Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account II, a separate investment account of ours.

                                   APPENDIX A

                        Maximum Initial Surrender Charge
                   Per $1,000 of Initial Specified Face Amount

              Issue Age    Sex    Smoker Status  Surrender Charge
              ---------  -------  -------------  ----------------
                 25       Male      Nonsmoker         $16.00

                 35       Male      Nonsmoker          20.00

                 45       Male      Nonsmoker          26.00

                 55       Male      Nonsmoker          38.00

                 65       Male      Nonsmoker          46.00

                 75       Male      Nonsmoker          44.00

                 25       Male        Smoker           18.00

                 35       Male        Smoker           23.00

                 45       Male        Smoker           32.00

                 55       Male        Smoker           48.00

                 65       Male        Smoker           47.00

                 75       Male        Smoker           46.00

                 25      Female     Nonsmoker          14.00

                 35      Female     Nonsmoker          18.00

                 45      Female     Nonsmoker          23.00

                 55      Female     Nonsmoker          33.00

                 65      Female     Nonsmoker          45.00

                 75      Female     Nonsmoker          44.00

                 25      Female       Smoker           16.00

                 35      Female       Smoker           20.00

                 45      Female       Smoker           26.00

                 55      Female       Smoker           37.00

                 65      Female       Smoker           46.00

                 75      Female       Smoker           44.00

                 25      Unisex      Unismoke          16.00

                 35      Unisex      Unismoke          20.00

                 45      Unisex      Unismoke          27.00

                 55      Unisex      Unismoke          40.00

                 65      Unisex      Unismoke          46.00

                 75      Unisex      Unismoke          45.00

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS.

[LOGO] AIG AMERICAN GENERAL                                      Privacy Notice

AIG American General knows that your privacy is important. You have received this notice as required by law and because you are now or may be a customer of one of our companies. This notice will advise you of the types of Nonpublic Personal Information we collect, how we use it, and what we do to protect your privacy.

"Nonpublic Personal Information" refers to personally identifiable information that is not available to the public.

"Employees, Representatives, Agents, and Selected Third Parties" refers to individuals or entities who act on our behalf.

     . Our Employees, Representatives, Agents, and Selected Third Parties may collect Nonpublic Personal Information about you, including information:

          .    Given to us on applications or other forms;

          .    About transactions with us, our affiliates, or third parties;

          . From others, such as credit reporting agencies, employers, and federal and state agencies.

     . The types of Nonpublic Personal Information we collect depends on the products we offer to you and may include your: name; address; Social Security Number; account balances; income; assets; insurance premiums; coverage and beneficiaries; credit reports; marital status; and payment history. We may also collect Nonpublic Personal Health Information, such as medical reports, to underwrite insurance policies, process claims, or for other related functions.

     . We restrict access to Nonpublic Personal Information to those Employees, Representatives, Agents, or Selected Third Parties who provide products or services to you and who have been trained to handle Nonpublic Personal Information as described in this Notice.

     . We have policies and procedures that direct our Employees, Representatives, Agents and Selected Third Parties acting for us, on how to protect and use Nonpublic Personal Information.

     . We have physical, electronic, and procedural safeguards in place that were designed to protect Nonpublic Personal Information.

     . We do not share Nonpublic Personal Information about you except as allowed by law.

     . We may disclose all types of Nonpublic Personal Information that we collect, including information regarding your transactions or experiences with us, when needed, to:

          (i) Affiliated AIG American General companies, including the American International Group Inc. family of companies, and Employees, Representatives, Agents, and Selected Third Parties as permitted by law; or

          (ii) other organizations with which we have joint marketing agreements as permitted by law.

     . The types of companies and persons to whom we may disclose Nonpublic Personal Information as permitted by law include: banks; attorneys; trustees; third-party administrators; insurance agents; insurance companies; insurance support organizations; credit reporting agencies; registered broker-dealers; auditors; regulators; and reinsurers.

     . We do not share your Nonpublic Personal Health Information unless authorized by you or allowed by law.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG American General.

     .    You will be notified if our privacy policy changes.

     .    Our privacy policy applies to current and former customers.

This Privacy Notice is given to you for your information only. You do not need to call or take any action.

This Privacy Notice is provided on behalf of the following companies:

AGC Life Insurance Company, AIG Life Insurance Company of Puerto Rico, AIG Life Insurance Company, AIG Life of Bermuda, Ltd., AIG Premier Insurance Company, AIG Worldwide Life Insurance of Bermuda, Ltd American General Assurance Company, American General Equity Services Corporation, American General Indemnity Company, American General Life and Accident Insurance Company, American General Life Insurance Company, American General Property Insurance Company of Florida, American General Property Insurance Company, American General Securities Incorporated, American International Life Assurance Company of New York, Delaware American Life Insurance Company, Pacific Union Assurance Company, The United States Life Insurance Company in the City of New York.

California, New Mexico and Vermont Residents Only:
Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure. Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

(C) 2006 American International Group, Inc. All rights reserved.

AGLC0375 Rev0306

[LOGO] AIG AMERICAN GENERAL

For additional information about the Executive Advantage Policies and the Variable Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2006. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at 600 King Street, CLMK, Wilmington, Delaware 19801 or call us at 1-302-594-2352. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including personalized illustrations of death benefits, cash surrender values, and account values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Variable Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the Public Reference Room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Variable Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F. Street NE, Washington, D.C. 20549.

Policies issued by:
AIG Life Insurance Company
A member company of American International Group, Inc.
One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801

Executive Advantage Group Flexible Premium Variable Life Insurance
Policy Form Number   11GVULU997 (unisex)
                     11GVULD997 (sex distinct)

Not available in the state of New York

Distributed by American General Equity Services Corporation
Member NASD
A member company of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by AIG Life Insurance Company ("AIG Life") are its responsibility. AIG Life is responsible for its own financial condition and contractual obligations. AIG Life does not solicit business in the state of New York. The Policies are not available in all states.

(C)2006 American International Group, Inc.  All rights reserved.

                                 [LOGO OF IMSA]
                              INSURANCE MARKETPLACE
                             STANDARDS ASSOCIATION

                           Membership in IMSA applies
                           only to AIG Life Insurance
                             Company and not to its
                                    products.

                              ICA File No. 811-04867

                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT II

                              EXECUTIVE ADVANTAGE(SM)

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                           AIG LIFE INSURANCE COMPANY

                      AFFLUENT AND CORPORATE MARKETS GROUP

       ONE ALICO PLAZA, 600 KING STREET, CLMK, WILMINGTON, DELAWARE 19801

                            TELEPHONE: 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2006

     This Statement of Additional Information ("SAI") is not a prospectus. It should read in conjunction with the prospectus for AIG Life Insurance Company Variable Account II (the "Separate Account" or "Variable Account II") dated May 1, 2006, describing the Executive Advantage group flexible premium variable life insurance policies (the "Policy" or "Policies"). The Policy prospectus sets forth information that a prospective investor should know before investing. For a copy of the Policy prospectus, and any prospectus supplements, contact AIG Life Insurance Company ("AIG Life") at the address or telephone number given above. Each term used in this SAI has the same meaning as is defined in the Policy prospectus.

                                TABLE OF CONTENTS

GENERAL INFORMATION............................................................3

  AIG Life.....................................................................3
  Variable Account II..........................................................3
  National Union Fire Insurance Company of Pittsburgh, Pa......................3

SERVICES.......................................................................4

DISTRIBUTION OF THE POLICIES...................................................4

PERFORMANCE INFORMATION........................................................5

ADDITIONAL INFORMATION ABOUT THE POLICIES......................................6

    Gender neutral policies....................................................6
    Cost of insurance rates....................................................6
    Certain arrangements.......................................................6
  Guaranteed Investment Option.................................................6
  Adjustments to Death Benefit.................................................7
    Suicide....................................................................7
    Wrong age or gender........................................................7
    Death during grace period..................................................7

ACTUARIAL EXPERT...............................................................7

MATERIAL CONFLICTS.............................................................8

FINANCIAL STATEMENTS...........................................................8

  Separate Account Financial Statements........................................8
  AIG Life Financial Statements................................................9
  National Union Financial Statements..........................................9
  Incorporation of AIG Financial Information...................................9

INDEX TO FINANCIAL STATEMENTS..................................................9

                               GENERAL INFORMATION

AIG Life

     We are AIG Life Insurance Company ("AIG Life"). AIG Life is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. AIG Life is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and internationally. AIG American General is a marketing name of AIG Life and its affiliates. The commitments under the Policies are AIG Life's, and AIG has no legal obligation to back those commitments.

     AIG Life is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for life insurance and annuity products. AIG Life's membership in IMSA applies only to AIG Life and not its products.

Variable Account II

     We hold the Fund shares in which any of your accumulation value is invested in Variable Account II. Variable Account II is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on June 5, 1986.

     For record keeping and financial reporting purposes, Variable Account II is divided into 108 separate "divisions," 43 of which are available under the Policies offered by the Policy prospectus as variable "investment options." Eight of these 43 divisions and the remaining 65 divisions are offered under other AIG Life policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

     The assets in Variable Account II are our property. The assets in the Separate Account may not be used to pay any liabilities of AIG Life other than those arising from the Policies. AIG Life is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

National Union Fire Insurance Company of Pittsburgh, Pa.

     National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union") is a stock property-casualty insurance company incorporated under the laws of the Commonwealth of Pennsylvania on February 14, 1901. National Union's principal executive office is located at 70 Pine Street, New York, New York 10270. National Union is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. National Union is a wholly owned subsidiary of AIG and an affiliate of AIG Life.

                                    SERVICES

     AIG Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AIG for these services $831,348, $1,473,348 and $2,757,831, respectively.

     In 2003, American General Life Companies, LLC ("AGLC") started paying for almost all of AIG Life's expenses and allocating these charges back to AIG Life. Previously, most of these expenses, such as payroll expenses, were paid by AIG Life directly. AIG Life, AGLC and AIG are parties to a services agreement. AIG Life and AGLC are both wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AIG Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2005, 2004 and 2003, AIG Life paid AGLC for these services $30,831,012, $25,846,530 and $21,696,058, respectively.

     We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                          DISTRIBUTION OF THE POLICIES

     American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and an affiliate of AIG Life, is the principal underwriter and distributor of the Policies for the Separate Account under a Distribution Agreement between AGESC and AIG Life. AGESC also acts as principal underwriter for AIG Life's other separate accounts and for the separate accounts of certain AIG Life affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGESC, as the principal underwriter and distributor, is not paid any fees on the Policies.

     The Policies are offered on a continuous basis.

     We and AGESC have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     Commissions may be paid based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

     . 24% of premiums paid in the first Policy year up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 11% of premiums paid in Policy years 2 through 4 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 4% of premiums paid in Policy years 5 through 7 up to the Target Premium and 4% of premiums in excess of the Target Premium;

     . 3% of premiums paid in Policy years 8 through 15 up to the Target Premium and 2% of premiums in excess of the Target Premium;

     . 2% of premiums paid beginning in the 16th Policy year up to the Target Premium and 2% of premiums paid beginning in the 16th Policy year in excess of the Target Premium;

     . Trail commission of 0.20% annual in Policy years 8 through 15, of each Policy's accumulation value (reduced by any outstanding loans); and

     . Trail commission of 0.10% annual beginning in the 16th Policy year, of each Policy's accumulation value (reduced by any outstanding loans).

     Target Premium is the maximum amount of premium to which the first year commission rate applies.

                             PERFORMANCE INFORMATION

     From time to time, we may quote performance information for the divisions of the Separate Account in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AIG Life's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Policies for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

     Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts will not be paid by the Funds or Policy owners.

Guaranteed Investment Option

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

Adjustments to Death Benefit

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                ACTUARIAL EXPERT

     Actuarial matters have been examined by Wayne A. Barnard, who is an actuary of AIG Life. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

     We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG Life, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP ("PwC"), located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, is the independent registered public accounting firm for AIG Life. AIG uses PwC as its corporate-wide auditing firm.

Separate Account Financial Statements

     The statement of net assets as of December 31, 2005 and the related statement of operations for the year then ended and statements of changes in net assets for the two years ended December 31, 2005 of the Separate Account, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

AIG Life Financial Statements

     The financial statements of AIG Life as of December 31, 2005 and 2004 and the related statements of income, shareholder's equity, cash flows and comprehensive income for the three years ended December 31, 2005, appearing herein, have been audited by PwC, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

National Union Financial Statements

     The statutory statement of admitted assets, liabilities, capital and surplus of National Union as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the two years in the period ended December 31, 2005, appear herein, in reliance on the report of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

Incorporation of AIG Financial Information

     We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2005, File No. 001-08787, filed on March 16, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PwC, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                          INDEX TO FINANCIAL STATEMENTS

     You should consider the financial statements of AIG Life that we include in this SAI as bearing on the ability of AIG Life to meet its obligations under the Policies.

       You should only consider the financial statements of National Union that we include in this SAI as bearing on the ability of National Union, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Policies.

I.       Variable Account II 2005 Financial Statements                                   Page
         ---------------------------------------------                                   ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm ...  VA II - 1
Statement of Net Assets as of December 31, 2005........................................  VA II - 2
Statement of Operations for the year ended December 31, 2005...........................  VA II - 4
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004......  VA II - 6
Notes to Financial Statements..........................................................  VA II - 26

II.      AIG Life 2005 Financial Statements                                                                 Page
         ----------------------------------                                                                 ----
Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm .....................   F - 2
Balance Sheets as of December 31, 2005 and 2004..........................................................   F - 3
Statements of Income for the years ended December 31, 2005, 2004 and 2003................................   F - 5
Statements of Shareholders' Equity for the years ended December 31, 2005, 2004
 and 2003................................................................................................   F - 6
Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003............................   F - 7
Statements of Comprehensive Income for the years ended December 31, 2005, 2004
 and 2003................................................................................................   F - 8
Notes to Financial Statements............................................................................   F - 9

III.     National Union Financial Statements (Statutory Basis)                                              Page
         -----------------------------------------------------                                              ----
Report of PricewaterhouseCoopers LLP, Independent Auditors...............................................   2
Statements of Admitted Assets (Statutory Basis) as of December 31, 2005 and 2004.........................   3
Statements of Liabilities, Capital and Surplus (Statutory Basis) as of December 31, 2005 and 2004........   4
Statements of Income and Changes in Capital and Surplus (Statutory Basis) for the years ended
  December 31, 2005 and 2004.............................................................................   5
Statements of Cash Flow (Statutory Basis) for the years ended December 31, 2005 and 2004.................   6
Notes to Statutory Basis Financial Statements............................................................   7

[LOGO] AIG AMERICAN GENERAL

                                                            Variable Account II
                                              Variable Universal Life Insurance

                                                                           2005
                                                                  Annual Report

                                                              December 31, 2005

                                                     AIG Life Insurance Company
                         A member company of American International Group, Inc.

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
1201 Louisiana
Suite 2900
Houston, TX 77002-5678
Telephone (713) 356-4000
Facsimile (713) 356-4717

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of AIG Life Insurance Company and Policy Owners of AIG Life Insurance Company Variable Account II

In our opinion, the accompanying statement of net assets, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-accounts listed in Note A of AIG Life Insurance Company Variable Account II (the "Separate Account") at December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 5, 2006

                                   VA II - 1

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF NET ASSETS
December 31, 2005

                                                                         Investment    Due from (to) AIG
                                                                       securities - at  Life Insurance
Sub-accounts                                                             fair value         Company      Net Assets
---------------------------------------------------------------------  --------------- ----------------- ----------
AIM V.I. Capital Appreciation Fund - Series I                            $  679,342           $--        $  679,342
AIM V.I. International Growth Fund - Series I                             1,148,656            --         1,148,656
AllianceBernstein Global Bond Portfolio - Class A                            52,787            --            52,787
AllianceBernstein Global Dollar Government Portfolio - Class A                  344            --               344
AllianceBernstein Global Technology Portfolio - Class A                   1,894,410            --         1,894,410
AllianceBernstein Growth and Income Portfolio - Class A                   3,949,219            (1)        3,949,218
AllianceBernstein Growth Portfolio - Class A                              3,108,494            --         3,108,494
AllianceBernstein Large Cap Growth Portfolio - Class A                    1,518,969             1         1,518,970
AllianceBernstein Money Market Portfolio - Class A                           33,707            91            33,798
AllianceBernstein Real Estate Investment Portfolio - Class A                595,354             1           595,355
AllianceBernstein Small Cap Growth Portfolio - Class A                      491,437            --           491,437
AllianceBernstein Total Return Portfolio - Class A                          392,872            --           392,872
AllianceBernstein U.S. Government/High Grade Securities Portfolio -
  Class A                                                                       577            --               577
AllianceBernstein Utility Income Portfolio - Class A                        194,613            --           194,613
American Century VP Capital Appreciation Fund - Class I                     107,869            --           107,869
American Century VP Income & Growth Fund - Class I                          242,689            --           242,689
American Century VP International Fund - Class I                            332,321            --           332,321
Anchor Series Trust Asset Allocation Portfolio - Class 1                    445,317            --           445,317
Anchor Series Trust Capital Appreciation Portfolio - Class 1              3,894,209            --         3,894,209
Anchor Series Trust Government and Quality Bond Portfolio - Class 1         764,572            --           764,572
Anchor Series Trust Growth Portfolio - Class 1                            1,863,342            (1)        1,863,341
Anchor Series Trust Natural Resources Portfolio - Class 1                 1,075,229            --         1,075,229
Dreyfus Stock Index Fund, Inc. - Initial shares                           5,606,987             1         5,606,988
Dreyfus VIF Small Company Stock Portfolio - Initial shares                1,420,015            --         1,420,015
Fidelity VIP Asset Manager Portfolio - Initial Class                      1,460,280            --         1,460,280
Fidelity VIP Contrafund Portfolio - Initial Class                         3,322,747            --         3,322,747
Fidelity VIP Growth Portfolio - Initial Class                             3,997,747            --         3,997,747
Fidelity VIP High Income Portfolio - Initial Class                          628,511            --           628,511
Fidelity VIP Index 500 Portfolio - Initial Class                            523,892            --           523,892
Fidelity VIP Investment Grade Bond Portfolio - Initial Class              1,043,225            --         1,043,225
Fidelity VIP Money Market Portfolio - Initial Class                       2,265,382            --         2,265,382
Fidelity VIP Overseas Portfolio - Initial Class                             769,330            --           769,330
Franklin Templeton - Templeton Foreign Securities Fund - Class 2            170,399            --           170,399
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1       322,152            --           322,152
JPMorgan Bond Portfolio                                                     141,611            --           141,611
JPMorgan U.S. Large Cap Core Equity Portfolio                                72,811            --            72,811
Mercury Basic Value V.I. Fund - Class I                                     127,221            --           127,221
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I              139,100            --           139,100
Neuberger Berman AMT Partners Portfolio - Class I                           392,111            --           392,111
Oppenheimer Global Securities Fund/VA - Non-Service Shares                  558,207             1           558,208
Oppenheimer Main Street Fund/VA - Non-Service Shares                        614,847            --           614,847
PIMCO VIT Real Return Portfolio - Administrative Class                      205,636            --           205,636
PIMCO VIT Total Return Portfolio - Administrative Class                     126,376            --           126,376
SunAmerica - Aggressive Growth Portfolio - Class 1                        2,114,406            (1)        2,114,405
SunAmerica - SunAmerica Balanced Portfolio - Class 1                      1,595,681            --         1,595,681
SunAmerica Alliance Growth Portfolio                                      3,997,909            --         3,997,909
SunAmerica Blue Chip Growth Portfolio                                       117,354            --           117,354
SunAmerica Cash Management Portfolio                                      3,286,709            --         3,286,709
SunAmerica Corporate Bond Portfolio                                         330,149            --           330,149
SunAmerica Davis Venture Value Portfolio                                  3,285,939            --         3,285,939
SunAmerica "Dogs" of Wall Street Portfolio                                  454,414            --           454,414
SunAmerica Emerging Markets Portfolio                                     1,076,323            --         1,076,323
SunAmerica Federated American Leaders Portfolio                             380,765            --           380,765
STATEMENT OF NET ASSETS - CONTINUED

                            See accompanying notes.

                                   VA II - 2

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
STATEMENT OF NET ASSETS - CONTINUED

December 31, 2005

                                                                         Investment    Due from (to) AIG
                                                                       securities - at  Life Insurance
Sub-accounts                                                             fair value         Company      Net Assets
---------------------------------------------------------------------  --------------- ----------------- ----------
SunAmerica Global Bond Portfolio                                         $  541,238          $ --        $  541,238
SunAmerica Global Equities Portfolio                                        611,629            --           611,629
SunAmerica Goldman Sachs Research Portfolio                                  27,192            --            27,192
SunAmerica Growth Opportunities Portfolio                                    89,792            --            89,792
SunAmerica Growth-Income Portfolio                                        2,676,181            --         2,676,181
SunAmerica High-Yield Bond Portfolio                                        204,746            --           204,746
SunAmerica International Diversified Equities Portfolio                     704,110            --           704,110
SunAmerica International Growth and Income Portfolio                      1,117,603            --         1,117,603
SunAmerica Marsico Growth Portfolio                                         623,339            --           623,339
SunAmerica MFS Massachusetts Investors Trust Portfolio                      638,547            --           638,547
SunAmerica MFS Mid-Cap Growth Portfolio                                   2,613,573            --         2,613,573
SunAmerica MFS Total Return Portfolio                                     1,232,316            --         1,232,316
SunAmerica Putnam Growth: Voyager Portfolio                               1,074,314            --         1,074,314
SunAmerica Real Estate Portfolio                                            892,461            --           892,461
SunAmerica Technology Portfolio                                             112,030            --           112,030
SunAmerica Telecom Utility Portfolio                                        161,825            --           161,825
SunAmerica Worldwide High Income Portfolio                                  112,975            --           112,975
UIF Core Plus Fixed Income Portfolio - Class I                              204,470            --           204,470
UIF Money Market Portfolio - Class I                                        119,123           189           119,312
UIF U.S. Mid Cap Value Portfolio - Class I                                  602,810            --           602,810
VALIC Company I - International Equities Fund                               134,650            --           134,650
VALIC Company I - Small Cap Index Fund                                      414,984            --           414,984
Van Eck Worldwide Emerging Markets Fund                                     412,635            --           412,635
Van Eck Worldwide Hard Assets Fund                                          327,222            --           327,222
Vanguard VIF Total Bond Market Index Portfolio                              126,559            --           126,559

                            See accompanying notes.

                                   VA II - 3

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2005

                                             A           B          A+B=C         D             E             F         C+D+E+F

                                                                                                                        Increase
                                                                                                        Net change in  (decrease)
                                                   Mortality and                                          unrealized     in net
                                         Dividends  expense risk     Net     Net realized Capital gain   appreciation    assets
                                           from         and       investment gain (loss)  distributions (depreciation) resulting
                                          mutual   administrative   income        on       from mutual        of          from
Sub-accounts                               funds      charges       (loss)   investments      funds      investments   operations
---------------------------------------- --------- -------------- ---------- ------------ ------------- -------------- ----------
AIM V.I. Capital Appreciation Fund -
  Series I                                $   419     $ (5,454)    $ (5,035)  $ (23,468)     $    --      $  78,484     $ 49,981
AIM V.I. International Growth Fund -
  Series I                                  6,924       (8,478)      (1,554)    (16,942)          --        179,418      160,922
AllianceBernstein Global Bond Portfolio
  - Class A                                 7,494         (631)       6,863      (2,347)         956        (11,841)      (6,369)
AllianceBernstein Global Dollar
  Government Portfolio - Class A               21           (3)          18           3           16             (9)          28
AllianceBernstein Global Technology
  Portfolio - Class A                          --      (14,934)     (14,934)   (186,777)          --        261,672       59,961
AllianceBernstein Growth and Income
  Portfolio - Class A                      56,747      (32,466)      24,281      40,473           --         87,861      152,615
AllianceBernstein Growth Portfolio -
  Class A                                      --      (26,509)     (26,509)   (302,834)          --        621,642      292,299
AllianceBernstein Large Cap Growth
  Portfolio - Class A                          --      (11,131)     (11,131)    (57,136)          --        259,559      191,292
AllianceBernstein Money Market
  Portfolio - Class A                         837         (325)         512          --           --             --          512
AllianceBernstein Real Estate
  Investment Portfolio - Class A           16,302       (3,925)      12,377      38,716       51,967        (45,423)      57,637
AllianceBernstein Small Cap Growth
  Portfolio - Class A                          --       (4,410)      (4,410)     (7,689)          --         28,445       16,346
AllianceBernstein Total Return
  Portfolio - Class A                       9,517       (3,202)       6,315       2,601           --          1,427       10,343
AllianceBernstein U.S. Government/High
  Grade Securities Portfolio - Class A         19           (6)          13          (1)          18            (23)           7
AllianceBernstein Utility Income
  Portfolio - Class A                       3,988       (1,426)       2,562       1,713           --         21,941       26,216
American Century VP Capital
  Appreciation Fund - Class I                  --         (669)        (669)      1,228           --         17,320       17,879
American Century VP Income & Growth
  Fund - Class I                            4,331       (1,701)       2,630       4,645           --          1,263        8,538
American Century VP International Fund
  - Class I                                 3,125       (1,881)       1,244       1,920           --         34,232       37,396
Anchor Series Trust Asset Allocation
  Portfolio - Class 1                      13,804       (3,145)      10,659       6,348           --            236       17,243
Anchor Series Trust Capital
  Appreciation Portfolio - Class 1         10,557      (27,083)     (16,526)    (10,228)          --        406,478      379,724
Anchor Series Trust Government and
  Quality Bond Portfolio - Class 1         32,188       (6,292)      25,896      (3,822)          --         (6,059)      16,015
Anchor Series Trust Growth Portfolio -
  Class 1                                  15,565      (12,928)       2,637     (10,461)      65,355         52,348      109,879
Anchor Series Trust Natural Resources
  Portfolio - Class 1                       4,456       (6,498)      (2,042)     70,491       42,234        215,188      325,871
Dreyfus Stock Index Fund, Inc. -
  Initial shares                           95,302      (51,520)      43,782     272,508           --       (110,953)     205,337
Dreyfus VIF Small Company Stock
  Portfolio - Initial shares                   --      (11,638)     (11,638)     44,187       70,767       (102,482)         834
Fidelity VIP Asset Manager Portfolio -
  Initial Class                            38,490      (12,747)      25,743     (39,366)         493         58,155       45,025
Fidelity VIP Contrafund Portfolio -
  Initial Class                             7,372      (22,527)     (15,155)     45,226          461        421,641      452,173
Fidelity VIP Growth Portfolio - Initial
  Class                                    19,963      (35,108)     (15,145)   (291,855)          --        489,703      182,703
Fidelity VIP High Income Portfolio -
  Initial Class                            91,893       (5,262)      86,631     (39,955)          --        (35,270)      11,406
Fidelity VIP Index 500 Portfolio -
  Initial Class                             9,225       (3,292)       5,933       8,379           --          6,162       20,474
Fidelity VIP Investment Grade Bond
  Portfolio - Initial Class                38,082       (9,055)      29,027       3,898       23,008        (41,895)      14,038
Fidelity VIP Money Market Portfolio -
  Initial Class                            74,565      (20,348)      54,217          --           --             --       54,217
Fidelity VIP Overseas Portfolio -
  Initial Class                             3,658       (5,761)      (2,103)    (26,496)       2,863        143,337      117,601
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2                 1,859         (825)       1,034         (17)          --         10,718       11,735
Franklin Templeton - Templeton Global
  Asset Allocation Fund - Class 1          10,956       (2,035)       8,921      19,604           --        (18,605)       9,920
JPMorgan Bond Portfolio                     3,878         (944)       2,934      (1,066)       1,959         (1,487)       2,340
JPMorgan U.S. Large Cap Core Equity
  Portfolio                                   869         (528)         341         135           --              4          480
Mercury Basic Value V.I. Fund - Class I     1,731         (634)       1,097         (40)       9,162         (6,418)       3,801
Neuberger Berman AMT Limited Maturity
  Bond Portfolio - Class I                  4,036         (755)       3,281      (1,714)          --           (984)         583
Neuberger Berman AMT Partners Portfolio
  - Class I                                 3,929       (3,224)         705      98,613           91        (31,939)      67,470
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares                        4,881       (3,717)       1,164      26,746           --         37,858       65,768
Oppenheimer Main Street Fund/VA - Non-
  Service Shares                            7,919       (4,391)       3,528       8,367           --         18,296       30,191
PIMCO VIT Real Return Portfolio -
  Administrative Class                      5,708       (1,337)       4,371         (70)       2,237         (3,633)       2,905
PIMCO VIT Total Return Portfolio -
  Administrative Class                      3,756         (651)       3,105          17        2,010         (2,130)       3,002
SunAmerica - Aggressive Growth
  Portfolio - Class 1                          --      (15,314)     (15,314)    (91,121)          --        262,465      156,030
SunAmerica - SunAmerica Balanced
  Portfolio - Class 1                      38,862      (11,440)      27,422     (19,579)          --         12,832       20,675
SunAmerica Alliance Growth Portfolio       14,432      (26,509)     (12,077)   (125,313)          --        690,465      553,075
SunAmerica Blue Chip Growth Portfolio         629         (827)        (198)       (120)          --          2,763        2,445
SunAmerica Cash Management Portfolio       27,822      (22,222)       5,600     (19,995)          --         75,609       61,214
SunAmerica Corporate Bond Portfolio        16,825       (2,889)      13,936      13,006           --        (22,906)       4,036
SunAmerica Davis Venture Value Portfolio   32,434      (23,560)       8,874      44,148           --        243,243      296,265

                            See accompanying notes.

                                   VA II - 4

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2005

                                             A           B          A+B=C         D             E             F         C+D+E+F

                                                                                                                        Increase
                                                                                                        Net change in  (decrease)
                                                   Mortality and                                          unrealized     in net
                                         Dividends  expense risk     Net     Net realized Capital gain   appreciation    assets
                                           from         and       investment gain (loss)  distributions (depreciation) resulting
                                          mutual   administrative   income        on       from mutual        of          from
Sub-accounts                               funds      charges       (loss)   investments      funds      investments   operations
---------------------------------------  --------- -------------- ---------- ------------ ------------- -------------- ----------
SunAmerica "Dogs" of Wall Street
  Portfolio                               11,285      $ (3,356)    $  7,929   $   2,734      $   933       $(26,234)    $(14,638)
SunAmerica Emerging Markets Portfolio      3,109        (6,841)      (3,732)     68,392           --        224,764      289,424
SunAmerica Federated American Leaders
  Portfolio                                5,862        (2,710)       3,152       2,588           --          7,258       12,998
SunAmerica Global Bond Portfolio          18,345        (4,369)      13,976      17,070        3,113        (12,523)      21,636
SunAmerica Global Equities Portfolio       1,511        (4,215)      (2,704)    (29,208)          --        109,569       77,657
SunAmerica Goldman Sachs Research
  Portfolio                                  127          (195)         (68)        881           --            (39)         774
SunAmerica Growth Opportunities
  Portfolio                                   --          (752)        (752)      9,700           --         (3,373)       5,575
SunAmerica Growth-Income Portfolio        14,325       (18,700)      (4,375)    (46,369)          --        208,646      157,902
SunAmerica High-Yield Bond Portfolio      21,495        (1,536)      19,959      12,802           --        (16,788)      15,973
SunAmerica International Diversified
  Equities Portfolio                       9,921        (4,730)       5,191       3,975           --         71,133       80,299
SunAmerica International Growth and
  Income Portfolio                         9,306        (7,490)       1,816       7,541           --        125,679      135,036
SunAmerica Marsico Growth Portfolio           --        (4,091)      (4,091)     22,478           --         37,339       55,726
SunAmerica MFS Massachusetts Investors
  Trust Portfolio                          4,998        (4,528)         470      (2,682)          --         44,205       41,993
SunAmerica MFS Mid-Cap Growth Portfolio       --       (18,391)     (18,391)   (183,720)          --        261,151       59,040
SunAmerica MFS Total Return Portfolio     26,650        (8,801)      17,849      14,655       57,894        (64,177)      26,221
SunAmerica Putnam Growth: Voyager
  Portfolio                                6,365        (7,625)      (1,260)    (48,488)          --        105,899       56,151
SunAmerica Real Estate Portfolio          16,766        (6,509)      10,257     104,189       62,500        (76,898)     100,048
SunAmerica Technology Portfolio               --          (876)        (876)     (1,888)          --          1,584       (1,180)
SunAmerica Telecom Utility Portfolio       6,664        (1,030)       5,634      (7,594)          --          8,523        6,563
SunAmerica Worldwide High Income
  Portfolio                                8,488          (762)       7,726        (495)          --           (477)       6,754
UIF Core Plus Fixed Income Portfolio -
  Class I                                  7,082        (1,254)       5,828          86        1,452           (588)       6,778
UIF Money Market Portfolio - Class I       3,062          (750)       2,312          --           --             --        2,312
UIF U.S. Mid Cap Value Portfolio -
  Class I                                  1,748        (3,501)      (1,753)      4,202        7,795         51,903       62,147
VALIC Company I - International
  Equities Fund                            1,858          (623)       1,235           6           --         14,870       16,111
VALIC Company I - Small Cap Index Fund     3,809        (2,585)       1,224       1,864       12,816         (1,863)      14,041
Van Eck Worldwide Emerging Markets Fund    2,278        (2,969)        (691)     23,160           --         69,670       92,139
Van Eck Worldwide Hard Assets Fund           714        (2,250)      (1,536)     19,211           --         88,467      106,142
Vanguard VIF Total Bond Market Index
  Portfolio                                4,223          (651)       3,572         (60)         751         (1,078)       3,185

                            See accompanying notes.

                                   VA II - 5

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                         AIM V.I.                         AllianceBernstein
                                                     AIM V.I. Capital  International  AllianceBernstein     Global Dollar
                                                     Appreciation Fund Growth Fund -     Global Bond         Government
                                                        - Series I       Series I    Portfolio - Class A Portfolio - Class A
                                                     ----------------- ------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $ (5,035)      $   (1,554)       $  6,863              $ 18
   Net realized gain (loss) on investments                (23,468)         (16,942)         (2,347)                3
   Capital gain distributions from mutual funds                --               --             956                16
   Net change in unrealized appreciation
     (depreciation) of investments                         78,484          179,418         (11,841)               (9)
                                                         --------       ----------        --------              ----
Increase (decrease) in net assets resulting from
  operations                                               49,981          160,922          (6,369)               28
                                                         --------       ----------        --------              ----
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    116,125          189,818          12,384                --
   Administrative charges                                      --               --              --                --
   Cost of insurance                                      (58,240)         (78,841)         (5,928)              (10)
   Policy loans                                           (15,056)          32,734            (864)               --
   Death benefits                                             (65)          (1,571)             --                --
   Withdrawals                                            (50,327)         (29,883)        (11,652)               --
                                                         --------       ----------        --------              ----
Increase (decrease) in net assets resulting from
  principal transactions                                   (7,563)         112,257          (6,060)              (10)
                                                         --------       ----------        --------              ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                    42,418          273,179         (12,429)               18

NET ASSETS:
   Beginning of year                                      636,924          875,477          65,216               326
                                                         --------       ----------        --------              ----
   End of year                                           $679,342       $1,148,656        $ 52,787              $344
                                                         ========       ==========        ========              ====
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $ (5,198)      $   (1,542)       $  3,086              $ 19
   Net realized gain (loss) on investments                (23,903)         (44,601)          2,326                 5
   Capital gain distributions from mutual funds                --               --           1,279                --
   Net change in unrealized appreciation
     (depreciation) of investments                         65,005          209,487            (574)                3
                                                         --------       ----------        --------              ----
Increase (decrease) in net assets resulting from
  operations                                               35,904          163,344           6,117                27
                                                         --------       ----------        --------              ----
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    101,509          149,293          22,114                --
   Administrative charges                                      --               --              --                --
   Cost of insurance                                      (64,726)         (70,075)         (5,619)              (11)
   Policy loans                                           (13,844)         (44,740)             (6)               --
   Death benefits                                              --             (515)             --                --
   Withdrawals                                            (39,976)         (32,496)        (10,131)               --
                                                         --------       ----------        --------              ----
Increase (decrease) in net assets resulting from
  principal transactions                                  (17,037)           1,467           6,358               (11)
                                                         --------       ----------        --------              ----
TOTAL INCREASE (DECREASE) IN NET ASSETS                    18,867          164,811          12,475                16

NET ASSETS:
   Beginning of year                                      618,057          710,666          52,741               310
                                                         --------       ----------        --------              ----
   End of year                                           $636,924       $  875,477        $ 65,216              $326
                                                         ========       ==========        ========              ====

                            See accompanying notes.

                                   VA II - 6

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                 Sub-accounts
                                                 ----------------------------------------------------------------------------
                                                                     AllianceBernstein
                                                  AllianceBernstein      Growth and     AllianceBernstein   AllianceBernstein
                                                  Global Technology  Income Portfolio - Growth Portfolio -  Large Cap Growth
                                                 Portfolio - Class A      Class A            Class A       Portfolio - Class A
                                                 ------------------- ------------------ ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  (14,934)         $   24,281         $  (26,509)        $  (11,131)
   Net realized gain (loss) on investments             (186,777)             40,473           (302,834)           (57,136)
   Capital gain distributions from mutual funds              --                  --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                      261,672              87,861            621,642            259,559
                                                     ----------          ----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             59,961             152,615            292,299            191,292
                                                     ----------          ----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  307,541             540,668             17,029            188,207
   Administrative charges                                    --                (933)                --               (437)
   Cost of insurance                                   (165,690)           (232,945)          (215,537)          (100,266)
   Policy loans                                          61,256             (18,895)           (65,238)           (23,794)
   Death benefits                                            --                (693)              (256)            (2,099)
   Withdrawals                                          (72,219)           (162,604)          (177,915)          (117,325)
                                                     ----------          ----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                130,888             124,598           (441,917)           (55,714)
                                                     ----------          ----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 190,849             277,213           (149,618)           135,578

NET ASSETS:
   Beginning of year                                  1,703,561           3,672,005          3,258,112          1,383,392
                                                     ----------          ----------         ----------         ----------
   End of year                                       $1,894,410          $3,949,218         $3,108,494         $1,518,970
                                                     ==========          ==========         ==========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $  (13,861)         $    1,513         $  (26,909)        $  (10,146)
   Net realized gain (loss) on investments             (201,774)             10,703           (129,738)           (44,208)
   Capital gain distributions from mutual funds              --                  --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                      286,364             333,853            551,580            155,017
                                                     ----------          ----------         ----------         ----------
Increase (decrease) in net assets resulting from
  operations                                             70,729             346,069            394,933            100,663
                                                     ----------          ----------         ----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  295,977             644,521            353,372            271,196
   Administrative charges                                    --                (799)                --               (410)
   Cost of insurance                                   (171,819)           (229,511)          (226,042)          (103,077)
   Policy loans                                         (62,229)            (20,349)           (28,879)            (4,166)
   Death benefits                                          (295)                 --             (4,135)                --
   Withdrawals                                          (46,225)           (181,815)          (108,047)           (50,051)
                                                     ----------          ----------         ----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 15,409             212,047            (13,731)           113,492
                                                     ----------          ----------         ----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  86,138             558,116            381,202            214,155

NET ASSETS:
   Beginning of year                                  1,617,423           3,113,889          2,876,910          1,169,237
                                                     ----------          ----------         ----------         ----------
   End of year                                       $1,703,561          $3,672,005         $3,258,112         $1,383,392
                                                     ==========          ==========         ==========         ==========

                            See accompanying notes.

                                   VA II - 7

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                    Sub-accounts
                                                     --------------------------------------------------------------------------
                                                                         AllianceBernstein
                                                                            Real Estate                        AllianceBernstein
                                                      AllianceBernstein     Investment      AllianceBernstein    Total Return
                                                        Money Market        Portfolio -     Small Cap Growth      Portfolio -
                                                     Portfolio - Class A      Class A      Portfolio - Class A      Class A
                                                     ------------------- ----------------- ------------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $    512           $ 12,377           $  (4,410)         $  6,315
   Net realized gain (loss) on investments                      --             38,716              (7,689)            2,601
   Capital gain distributions from mutual funds                 --             51,967                  --                --
   Net change in unrealized appreciation
     (depreciation) of investments                              --            (45,423)             28,445             1,427
                                                          --------           --------           ---------          --------
Increase (decrease) in net assets resulting from
  operations                                                   512             57,637              16,346            10,343
                                                          --------           --------           ---------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                          (1)            91,728             (21,743)           37,693
   Administrative charges                                       --                 --                  --                --
   Cost of insurance                                        (5,304)           (41,844)            (33,126)          (23,320)
   Policy loans                                                 --              2,894              (1,672)           72,366
   Death benefits                                               --                 --              (1,417)               --
   Withdrawals                                                  --            (16,557)            (43,946)           (2,161)
                                                          --------           --------           ---------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                    (5,305)            36,221            (101,904)           84,578
                                                          --------           --------           ---------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (4,793)            93,858             (85,558)           94,921

NET ASSETS:
   Beginning of year                                        38,591            501,497             576,995           297,951
                                                          --------           --------           ---------          --------
   End of year                                            $ 33,798           $595,355           $ 491,437          $392,872
                                                          ========           ========           =========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $   (115)          $  6,357           $  (4,566)         $  5,086
   Net realized gain (loss) on investments                      --             16,363              (2,201)           (1,950)
   Capital gain distributions from mutual funds                 --                 --                  --                --
   Net change in unrealized appreciation
     (depreciation) of investments                              --            102,501              74,560            21,162
                                                          --------           --------           ---------          --------
Increase (decrease) in net assets resulting from
  operations                                                  (115)           125,221              67,793            24,298
                                                          --------           --------           ---------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                         996             56,323              86,240            33,507
   Administrative charges                                       --                 --                  --                --
   Cost of insurance                                        (5,594)           (36,722)            (33,000)          (22,868)
   Policy loans                                                 --             (2,428)             (5,876)          (94,224)
   Death benefits                                               --               (489)                 --                --
   Withdrawals                                             (16,528)            (3,864)            (12,212)           (7,622)
                                                          --------           --------           ---------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (21,126)            12,820              35,152           (91,207)
                                                          --------           --------           ---------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    (21,241)           138,041             102,945           (66,909)

NET ASSETS:
   Beginning of year                                        59,832            363,456             474,050           364,860
                                                          --------           --------           ---------          --------
   End of year                                            $ 38,591           $501,497           $ 576,995          $297,951
                                                          ========           ========           =========          ========

                            See accompanying notes.

                                   VA II - 8

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                   Sub-accounts
                                                     -----------------------------------------------------------------------
                                                     AllianceBernstein
                                                           U.S.
                                                      Government/High  AllianceBernstein  American Century   American Century
                                                     Grade Securities   Utility Income       VP Capital        VP Income &
                                                        Portfolio -       Portfolio -    Appreciation Fund -  Growth Fund -
                                                          Class A           Class A            Class I           Class I
                                                     ----------------- ----------------- ------------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                            $  13           $  2,562           $   (669)          $  2,630
   Net realized gain (loss) on investments                    (1)             1,713              1,228              4,645
   Capital gain distributions from mutual funds               18                 --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                           (23)            21,941             17,320              1,263
                                                           -----           --------           --------           --------
Increase (decrease) in net assets resulting from
  operations                                                   7             26,216             17,879              8,538
                                                           -----           --------           --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                        --              2,768             27,439             51,135
   Administrative charges                                     --                 --                 --                 --
   Cost of insurance                                        (102)           (22,175)           (11,941)           (25,635)
   Policy loans                                               --               (245)              (389)               180
   Death benefits                                             --                 --                 --                 --
   Withdrawals                                                --            (12,483)            (7,078)           (15,246)
                                                           -----           --------           --------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                    (102)           (32,135)             8,031             10,434
                                                           -----           --------           --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (95)            (5,919)            25,910             18,972

NET ASSETS:
   Beginning of year                                         672            200,532             81,959            223,717
                                                           -----           --------           --------           --------
   End of year                                             $ 577           $194,613           $107,869           $242,689
                                                           =====           ========           ========           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                            $  14           $  2,323           $   (503)          $  1,026
   Net realized gain (loss) on investments                     2             (8,260)              (391)               725
   Capital gain distributions from mutual funds               21                 --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                           (18)            41,657              6,508             21,349
                                                           -----           --------           --------           --------
Increase (decrease) in net assets resulting from
  operations                                                  19             35,720              5,614             23,100
                                                           -----           --------           --------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                        --             26,199             20,090             64,584
   Administrative charges                                     --                 --                 --                 --
   Cost of insurance                                         (98)           (21,488)           (10,851)           (23,259)
   Policy loans                                               --             (2,578)              (288)              (946)
   Death benefits                                             --               (188)                --                (31)
   Withdrawals                                                --             (7,982)              (105)              (872)
                                                           -----           --------           --------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                     (98)            (6,037)             8,846             39,476
                                                           -----           --------           --------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (79)            29,683             14,460             62,576

NET ASSETS:
   Beginning of year                                         751            170,849             67,499            161,141
                                                           -----           --------           --------           --------
   End of year                                             $ 672           $200,532           $ 81,959           $223,717
                                                           =====           ========           ========           ========

                            See accompanying notes.

                                   VA II - 9

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                 Sub-accounts
                                                 ----------------------------------------------------------------------------
                                                                     Anchor Series        Anchor Series       Anchor Series
                                                 American Century     Trust Asset         Trust Capital     Trust Government
                                                 VP International Allocation Portfolio    Appreciation      and Quality Bond
                                                  Fund - Class I       - Class 1       Portfolio - Class 1 Portfolio - Class 1
                                                 ---------------- -------------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $  1,244           $ 10,659           $  (16,526)          $  25,896
   Net realized gain (loss) on investments              1,920              6,348              (10,228)             (3,822)
   Capital gain distributions from mutual funds            --                 --                   --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                     34,232                236              406,478              (6,059)
                                                     --------           --------           ----------           ---------
Increase (decrease) in net assets resulting from
  operations                                           37,396             17,243              379,724              16,015
                                                     --------           --------           ----------           ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 39,114            113,302              331,622              29,664
   Administrative charges                                (370)                --                   --                  --
   Cost of insurance                                   (4,438)           (46,836)            (343,570)           (106,719)
   Policy loans                                            --             (4,205)             (40,340)             (1,472)
   Death benefits                                          --                 --                   --                  --
   Withdrawals                                             --            (15,932)            (123,345)            (84,967)
                                                     --------           --------           ----------           ---------
Increase (decrease) in net assets resulting from
  principal transactions                               34,306             46,329             (175,633)           (163,494)
                                                     --------           --------           ----------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                               71,702             63,572              204,091            (147,479)

NET ASSETS:
   Beginning of year                                  260,619            381,745            3,690,118             912,051
                                                     --------           --------           ----------           ---------
   End of year                                       $332,321           $445,317           $3,894,209           $ 764,572
                                                     ========           ========           ==========           =========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (251)          $  7,081           $  (24,516)          $  35,166
   Net realized gain (loss) on investments              5,677              1,662              (35,577)              1,689
   Capital gain distributions from mutual funds            --                 --                   --                 356
   Net change in unrealized appreciation
     (depreciation) of investments                     23,857             22,966              331,437             (14,473)
                                                     --------           --------           ----------           ---------
Increase (decrease) in net assets resulting from
  operations                                           29,283             31,709              271,344              22,738
                                                     --------           --------           ----------           ---------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                 68,939             97,851            1,030,154             153,018
   Administrative charges                                (317)                --                   --                  --
   Cost of insurance                                   (3,453)           (48,342)            (401,615)           (124,138)
   Policy loans                                            --             (4,566)             (28,394)             (4,616)
   Death benefits                                          --                 --                   --                  --
   Withdrawals                                             --             (5,263)            (133,760)            (10,046)
                                                     --------           --------           ----------           ---------
Increase (decrease) in net assets resulting from
  principal transactions                               65,169             39,680              466,385              14,218
                                                     --------           --------           ----------           ---------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                               94,452             71,389              737,729              36,956

NET ASSETS:
   Beginning of year                                  166,167            310,356            2,952,389             875,095
                                                     --------           --------           ----------           ---------
   End of year                                       $260,619           $381,745           $3,690,118           $ 912,051
                                                     ========           ========           ==========           =========

                            See accompanying notes.

                                  VA II - 10

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                 -----------------------------------------------------------------------------
                                                                        Anchor Series                        Dreyfus VIF Small
                                                    Anchor Series       Trust Natural      Dreyfus Stock       Company Stock
                                                    Trust Growth          Resources      Index Fund, Inc. - Portfolio - Initial
                                                 Portfolio - Class 1 Portfolio - Class 1   Initial shares         shares
                                                 ------------------- ------------------- ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                      $    2,637          $   (2,042)        $    43,782         $  (11,638)
   Net realized gain (loss) on investments              (10,461)             70,491             272,508             44,187
   Capital gain distributions from mutual funds          65,355              42,234                  --             70,767
   Net change in unrealized appreciation
     (depreciation) of investments                       52,348             215,188            (110,953)          (102,482)
                                                     ----------          ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            109,879             325,871             205,337                834
                                                     ----------          ----------         -----------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  312,979             175,790             200,479            306,592
   Administrative charges                                    --                  --                  --                 --
   Cost of insurance                                   (168,624)            (75,398)           (671,190)          (108,127)
   Policy loans                                         (23,300)             (5,306)            (77,204)           (16,744)
   Death benefits                                       (15,231)                (33)               (308)            (1,443)
   Withdrawals                                          (20,983)            (30,896)           (515,663)          (166,822)
                                                     ----------          ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 84,841              64,157          (1,063,886)            13,456
                                                     ----------          ----------         -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 194,720             390,028            (858,549)            14,290

NET ASSETS:
   Beginning of year                                  1,668,621             685,201           6,465,537          1,405,725
                                                     ----------          ----------         -----------         ----------
   End of year                                       $1,863,341          $1,075,229         $ 5,606,988         $1,420,015
                                                     ==========          ==========         ===========         ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                      $   (2,600)         $      184         $    59,862         $   (9,757)
   Net realized gain (loss) on investments              (45,292)             31,491             (66,779)            33,598
   Capital gain distributions from mutual funds              --              19,500                  --             83,309
   Net change in unrealized appreciation
     (depreciation) of investments                      205,852              80,426             570,465             98,919
                                                     ----------          ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  operations                                            157,960             131,601             563,548            206,069
                                                     ----------          ----------         -----------         ----------

PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                  400,950             197,282             737,866            272,730
   Administrative charges                                    --                  --                  --                 --
   Cost of insurance                                   (183,861)            (66,841)           (714,320)          (101,172)
   Policy loans                                          (2,279)               (660)            (60,917)            (6,566)
   Death benefits                                            --                  --                 (31)               (33)
   Withdrawals                                         (155,661)            (18,046)           (272,983)           (28,344)
                                                     ----------          ----------         -----------         ----------
Increase (decrease) in net assets resulting from
  principal transactions                                 59,149             111,735            (310,385)           136,615
                                                     ----------          ----------         -----------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 217,109             243,336             253,163            342,684

NET ASSETS:
   Beginning of year                                  1,451,512             441,865           6,212,374          1,063,041
                                                     ----------          ----------         -----------         ----------
   End of year                                       $1,668,621          $  685,201         $ 6,465,537         $1,405,725
                                                     ==========          ==========         ===========         ==========

                            See accompanying notes.

                                  VA II - 11

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                  Sub-accounts
                                                     ----------------------------------------------------------------------
                                                                         Fidelity VIP
                                                     Fidelity VIP Asset   Contrafund      Fidelity VIP    Fidelity VIP High
                                                     Manager Portfolio -  Portfolio -  Growth Portfolio - Income Portfolio -
                                                        Initial Class    Initial Class   Initial Class      Initial Class
                                                     ------------------- ------------- ------------------ ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $   25,743       $  (15,155)      $  (15,145)         $ 86,631
   Net realized gain (loss) on investments                  (39,366)          45,226         (291,855)          (39,955)
   Capital gain distributions from mutual funds                 493              461               --                --
   Net change in unrealized appreciation
     (depreciation) of investments                           58,155          421,641          489,703           (35,270)
                                                         ----------       ----------       ----------          --------
Increase (decrease) in net assets resulting from
  operations                                                 45,025          452,173          182,703            11,406
                                                         ----------       ----------       ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                      151,054          726,370          398,047            69,021
   Administrative charges                                        --             (941)              --                --
   Cost of insurance                                       (126,709)        (171,551)        (335,416)          (49,590)
   Policy loans                                              59,160          (10,761)         (45,044)           (7,840)
   Death benefits                                                --           (1,563)          (2,343)               --
   Withdrawals                                             (148,642)         (96,388)        (382,859)          (33,864)
                                                         ----------       ----------       ----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                    (65,137)         445,166         (367,615)          (22,273)
                                                         ----------       ----------       ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (20,112)         897,339         (184,912)          (10,867)

NET ASSETS:
   Beginning of year                                      1,480,392        2,425,408        4,182,659           639,378
                                                         ----------       ----------       ----------          --------
   End of year                                           $1,460,280       $3,322,747       $3,997,747          $628,511
                                                         ==========       ==========       ==========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $   28,246       $  (10,111)      $  (25,716)         $ 43,144
   Net realized gain (loss) on investments                  (40,133)           4,477         (185,769)          (18,963)
   Capital gain distributions from mutual funds                  --               --               --                --
   Net change in unrealized appreciation
     (depreciation) of investments                           77,026          304,499          304,184            27,113
                                                         ----------       ----------       ----------          --------
Increase (decrease) in net assets resulting from
  operations                                                 65,139          298,865           92,699            51,294
                                                         ----------       ----------       ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                      236,577          543,380          624,739            79,930
   Administrative charges                                        --             (789)              --                --
   Cost of insurance                                       (129,540)        (151,840)        (367,057)          (53,573)
   Policy loans                                            (115,962)         (15,179)        (106,614)           (4,573)
   Death benefits                                           (16,963)          (9,813)          (8,237)              (32)
   Withdrawals                                              (80,198)         (77,562)        (170,424)          (14,733)
                                                         ----------       ----------       ----------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (106,086)         288,197          (27,593)            7,019
                                                         ----------       ----------       ----------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (40,947)         587,062           65,106            58,313

NET ASSETS:
   Beginning of year                                      1,521,339        1,838,346        4,117,553           581,065
                                                         ----------       ----------       ----------          --------
   End of year                                           $1,480,392       $2,425,408       $4,182,659          $639,378
                                                         ==========       ==========       ==========          ========

                            See accompanying notes.

                                  VA II - 12

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                    Sub-accounts
                                                     --------------------------------------------------------------------------
                                                                          Fidelity VIP
                                                     Fidelity VIP Index Investment Grade Fidelity VIP Money     Fidelity VIP
                                                      500 Portfolio -   Bond Portfolio - Market Portfolio - Overseas Portfolio -
                                                       Initial Class     Initial Class     Initial Class       Initial Class
                                                     ------------------ ---------------- ------------------ --------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $  5,933         $   29,027        $   54,217           $ (2,103)
   Net realized gain (loss) on investments                   8,379              3,898                --            (26,496)
   Capital gain distributions from mutual funds                 --             23,008                --              2,863
   Net change in unrealized appreciation
     (depreciation) of investments                           6,162            (41,895)               --            143,337
                                                          --------         ----------        ----------           --------
Increase (decrease) in net assets resulting from
  operations                                                20,474             14,038            54,217            117,601
                                                          --------         ----------        ----------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                     (16,608)           128,814           389,114            148,328
   Administrative charges                                     (290)                --                --                 --
   Cost of insurance                                        (9,800)           (85,409)         (338,113)           (41,211)
   Policy loans                                                 --             (3,496)          (17,870)            30,103
   Death benefits                                               --                 --                --                 --
   Withdrawals                                                  --            (62,624)         (522,945)           (24,973)
                                                          --------         ----------        ----------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                   (26,698)           (22,715)         (489,814)           112,247
                                                          --------         ----------        ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (6,224)            (8,677)         (435,597)           229,848

NET ASSETS:
   Beginning of year                                       530,116          1,051,902         2,700,979            539,482
                                                          --------         ----------        ----------           --------
   End of year                                            $523,892         $1,043,225        $2,265,382           $769,330
                                                          ========         ==========        ==========           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $    140         $   34,812        $   10,320           $  1,314
   Net realized gain (loss) on investments                   5,927             14,453                --            (30,723)
   Capital gain distributions from mutual funds                 --             31,681                --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                          38,803            (42,646)               --             88,340
                                                          --------         ----------        ----------           --------
Increase (decrease) in net assets resulting from
  operations                                                44,870             38,300            10,320             58,931
                                                          --------         ----------        ----------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                     349,641            128,387           446,494             73,191
   Administrative charges                                     (244)                --                --                 --
   Cost of insurance                                        (4,752)           (89,510)         (337,461)           (36,028)
   Policy loans                                                 --            (34,847)         (109,200)           (50,025)
   Death benefits                                               --                 --                --                 --
   Withdrawals                                                  --            (78,977)         (140,788)           (30,527)
                                                          --------         ----------        ----------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                   344,645            (74,947)         (140,955)           (43,389)
                                                          --------         ----------        ----------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    389,515            (36,647)         (130,635)            15,542

NET ASSETS:
   Beginning of year                                       140,601          1,088,549         2,831,614            523,940
                                                          --------         ----------        ----------           --------
   End of year                                            $530,116         $1,051,902        $2,700,979           $539,482
                                                          ========         ==========        ==========           ========

                            See accompanying notes.

                                  VA II - 13

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                               Sub-accounts
                                                     ----------------------------------------------------------------
                                                         Franklin          Franklin
                                                        Templeton -      Templeton -
                                                     Templeton Foreign Templeton Global                JPMorgan U.S.
                                                     Securities Fund - Asset Allocation JPMorgan Bond  Large Cap Core
                                                          Class 2       Fund - Class 1    Portfolio   Equity Portfolio
                                                     ----------------- ---------------- ------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $  1,034          $  8,921       $  2,934        $   341
   Net realized gain (loss) on investments                    (17)           19,604         (1,066)           135
   Capital gain distributions from mutual funds                --                --          1,959             --
   Net change in unrealized appreciation
     (depreciation) of investments                         10,718           (18,605)        (1,487)             4
                                                         --------          --------       --------        -------
Increase (decrease) in net assets resulting from
  operations                                               11,735             9,920          2,340            480
                                                         --------          --------       --------        -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    160,745           129,461         50,989         13,572
   Administrative charges                                     (11)               --             --             --
   Cost of insurance                                       (2,070)          (20,023)       (18,104)        (8,732)
   Policy loans                                                --              (231)          (891)        (2,161)
   Death benefits                                              --                --             --             --
   Withdrawals                                                 --           (12,323)        (4,823)             2
                                                         --------          --------       --------        -------
Increase (decrease) in net assets resulting from
  principal transactions                                  158,664            96,884         27,171          2,681
                                                         --------          --------       --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   170,399           106,804         29,511          3,161

NET ASSETS:
   Beginning of year                                           --           215,348        112,100         69,650
                                                         --------          --------       --------        -------
   End of year                                           $170,399          $322,152       $141,611        $72,811
                                                         ========          ========       ========        =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $     --          $  3,270       $  3,846        $    12
   Net realized gain (loss) on investments                     --            19,941            366           (455)
   Capital gain distributions from mutual funds                --                --          2,541             --
   Net change in unrealized appreciation
     (depreciation) of investments                             --             4,587         (2,998)         6,062
                                                         --------          --------       --------        -------
Increase (decrease) in net assets resulting from
  operations                                                   --            27,798          3,755          5,619
                                                         --------          --------       --------        -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                         --            42,907        (13,042)        13,682
   Administrative charges                                      --                --             --             --
   Cost of insurance                                           --           (17,033)       (20,481)        (8,848)
   Policy loans                                                --                 8           (325)        (2,032)
   Death benefits                                              --                --             --             --
   Withdrawals                                                 --            (1,219)       (11,339)        (2,528)
                                                         --------          --------       --------        -------
Increase (decrease) in net assets resulting from
  principal transactions                                       --            24,663        (45,187)           274
                                                         --------          --------       --------        -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        --            52,461        (41,432)         5,893

NET ASSETS:
   Beginning of year                                           --           162,887        153,532         63,757
                                                         --------          --------       --------        -------
   End of year                                           $     --          $215,348       $112,100        $69,650
                                                         ========          ========       ========        =======

                            See accompanying notes.

                                  VA II - 14

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                   Sub-accounts
                                                     ------------------------------------------------------------------------
                                                                          Neuberger
                                                                          Berman AMT         Neuberger          Oppenheimer
                                                       Mercury Basic   Limited Maturity      Berman AMT      Global Securities
                                                     Value V.I. Fund - Bond Portfolio - Partners Portfolio -  Fund/VA - Non-
                                                          Class I          Class I            Class I         Service Shares
                                                     ----------------- ---------------- -------------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $  1,097          $  3,281          $     705           $  1,164
   Net realized gain (loss) on investments                    (40)           (1,714)            98,613             26,746
   Capital gain distributions from mutual funds             9,162                --                 91                 --
   Net change in unrealized appreciation
     (depreciation) of investments                         (6,418)             (984)           (31,939)            37,858
                                                         --------          --------          ---------           --------
Increase (decrease) in net assets resulting from
  operations                                                3,801               583             67,470             65,768
                                                         --------          --------          ---------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    125,023            90,495             38,718            101,758
   Administrative charges                                      (8)               --                 --                 --
   Cost of insurance                                       (1,595)           (8,390)          (178,225)           (46,305)
   Policy loans                                                --             5,798             (8,212)            (5,360)
   Death benefits                                              --                --                 --                 --
   Withdrawals                                                 --              (445)                (5)           (36,312)
                                                         --------          --------          ---------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                  123,420            87,458           (147,724)            13,781
                                                         --------          --------          ---------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   127,221            88,041            (80,254)            79,549

NET ASSETS:
   Beginning of year                                           --            51,059            472,365            478,659
                                                         --------          --------          ---------           --------
   End of year                                           $127,221          $139,100          $ 392,111           $558,208
                                                         ========          ========          =========           ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $     --          $  1,522          $  (3,556)          $  1,610
   Net realized gain (loss) on investments                     --               (67)            14,053              5,303
   Capital gain distributions from mutual funds                --                --                 --                 --
   Net change in unrealized appreciation
     (depreciation) of investments                             --            (1,469)            68,185             65,071
                                                         --------          --------          ---------           --------
Increase (decrease) in net assets resulting from
  operations                                                   --               (14)            78,682             71,984
                                                         --------          --------          ---------           --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                         --            13,540             16,344            118,758
   Administrative charges                                      --                --                 --                 --
   Cost of insurance                                           --            (6,012)          (130,448)           (44,811)
   Policy loans                                                --              (129)               199             (5,793)
   Death benefits                                              --                --                 --                 --
   Withdrawals                                                 --            (1,173)           (11,150)           (12,591)
                                                         --------          --------          ---------           --------
Increase (decrease) in net assets resulting from
  principal transactions                                       --             6,226           (125,055)            55,563
                                                         --------          --------          ---------           --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        --             6,212            (46,373)           127,547

NET ASSETS:
   Beginning of year                                           --            44,847            518,738            351,112
                                                         --------          --------          ---------           --------
   End of year                                           $     --          $ 51,059          $ 472,365           $478,659
                                                         ========          ========          =========           ========

                            See accompanying notes.

                                  VA II - 15

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                   Sub-accounts
                                                     -----------------------------------------------------------------------
                                                      Oppenheimer     PIMCO VIT Real    PIMCO VIT Total
                                                      Main Street   Return Portfolio - Return Portfolio -    SunAmerica -
                                                     Fund/VA - Non-   Administrative     Administrative    Aggressive Growth
                                                     Service Shares       Class              Class        Portfolio - Class 1
                                                     -------------- ------------------ ------------------ -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $  3,528         $  4,371           $  3,105          $  (15,314)
   Net realized gain (loss) on investments                 8,367              (70)                17             (91,121)
   Capital gain distributions from mutual funds               --            2,237              2,010                  --
   Net change in unrealized appreciation
     (depreciation) of investments                        18,296           (3,633)            (2,130)            262,465
                                                        --------         --------           --------          ----------
Increase (decrease) in net assets resulting from
  operations                                              30,191            2,905              3,002             156,030
                                                        --------         --------           --------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    82,040           (2,449)           125,023             407,401
   Administrative charges                                     --              (26)                (9)                 --
   Cost of insurance                                     (64,201)          (3,966)            (1,640)           (259,152)
   Policy loans                                           (5,089)              --                 --             (36,590)
   Death benefits                                             --               --                 --              (7,769)
   Withdrawals                                           (20,159)              --                 --            (111,837)
                                                        --------         --------           --------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  (7,409)          (6,441)           123,374              (7,947)
                                                        --------         --------           --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   22,782           (3,536)           126,376             148,083

NET ASSETS:
   Beginning of year                                     592,065          209,172                 --           1,966,322
                                                        --------         --------           --------          ----------
   End of year                                          $614,847         $205,636           $126,376          $2,114,405
                                                        ========         ========           ========          ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $    288         $    477           $     --          $  (12,850)
   Net realized gain (loss) on investments                 4,346               12                 --            (105,024)
   Capital gain distributions from mutual funds               --            6,419                 --                  --
   Net change in unrealized appreciation
     (depreciation) of investments                        42,976             (917)                --             381,671
                                                        --------         --------           --------          ----------
Increase (decrease) in net assets resulting from
  operations                                              47,610            5,991                 --             263,797
                                                        --------         --------           --------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   114,164          204,577                 --             457,675
   Administrative charges                                     --               (9)                --                  --
   Cost of insurance                                     (61,426)          (1,387)                --            (286,655)
   Policy loans                                           (4,617)              --                 --               3,351
   Death benefits                                           (719)              --                 --                 (32)
   Withdrawals                                           (24,823)              --                 --             (89,584)
                                                        --------         --------           --------          ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  22,579          203,181                 --              84,755
                                                        --------         --------           --------          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   70,189          209,172                 --             348,552

NET ASSETS:
   Beginning of year                                     521,876               --                 --           1,617,770
                                                        --------         --------           --------          ----------
   End of year                                          $592,065         $209,172           $     --          $1,966,322
                                                        ========         ========           ========          ==========

                            See accompanying notes.

                                  VA II - 16

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                 Sub-accounts
                                                     -------------------------------------------------------------------
                                                         SunAmerica -
                                                          SunAmerica        SunAmerica    SunAmerica Blue SunAmerica Cash
                                                     Balanced Portfolio - Alliance Growth   Chip Growth     Management
                                                           Class 1           Portfolio       Portfolio       Portfolio
                                                     -------------------- --------------- --------------- ---------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $   27,422        $  (12,077)      $   (198)      $    5,600
   Net realized gain (loss) on investments                   (19,579)         (125,313)          (120)         (19,995)
   Capital gain distributions from mutual funds                   --                --             --               --
   Net change in unrealized appreciation
     (depreciation) of investments                            12,832           690,465          2,763           75,609
                                                          ----------        ----------       --------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  20,675           553,075          2,445           61,214
                                                          ----------        ----------       --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       392,793           714,434         26,769          986,221
   Administrative charges                                         --                --             --               --
   Cost of insurance                                        (144,240)         (424,394)       (12,695)        (315,791)
   Policy loans                                               (6,166)          (24,310)          (802)             (16)
   Death benefits                                                 --                --             --               --
   Withdrawals                                               (44,071)         (204,976)        (5,817)        (142,185)
                                                          ----------        ----------       --------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     198,316            60,754          7,455          528,229
                                                          ----------        ----------       --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      218,991           613,829          9,900          589,443

NET ASSETS:
   Beginning of year                                       1,376,690         3,384,080        107,454        2,697,266
                                                          ----------        ----------       --------       ----------
   End of year                                            $1,595,681        $3,997,909       $117,354       $3,286,709
                                                          ==========        ==========       ========       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $   10,831        $  (13,738)      $   (521)      $     (128)
   Net realized gain (loss) on investments                   (25,702)         (257,092)        (1,292)         (44,931)
   Capital gain distributions from mutual funds                   --                --             --               --
   Net change in unrealized appreciation
     (depreciation) of investments                            92,857           493,722          5,815           46,434
                                                          ----------        ----------       --------       ----------
Increase (decrease) in net assets resulting from
  operations                                                  77,986           222,892          4,002            1,375
                                                          ----------        ----------       --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       323,461           660,008         36,852           (2,601)
   Administrative charges                                         --                --             --               --
   Cost of insurance                                        (155,345)         (501,809)       (11,882)        (439,652)
   Policy loans                                                 (158)          (15,249)            (1)         (10,003)
   Death benefits                                                 --               (31)            --               --
   Withdrawals                                               (53,517)         (154,771)          (770)        (188,456)
                                                          ----------        ----------       --------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     114,441           (11,852)        24,199         (640,712)
                                                          ----------        ----------       --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      192,427           211,040         28,201         (639,337)

NET ASSETS:
   Beginning of year                                       1,184,263         3,173,040         79,253        3,336,603
                                                          ----------        ----------       --------       ----------
   End of year                                            $1,376,690        $3,384,080       $107,454       $2,697,266
                                                          ==========        ==========       ========       ==========

                            See accompanying notes.

                                  VA II - 17

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                               Sub-accounts
                                                     ----------------------------------------------------------------
                                                       SunAmerica   SunAmerica Davis    SunAmerica       SunAmerica
                                                     Corporate Bond  Venture Value    "Dogs" of Wall  Emerging Markets
                                                       Portfolio       Portfolio     Street Portfolio    Portfolio
                                                     -------------- ---------------- ---------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $  13,936       $    8,874        $  7,929        $   (3,732)
   Net realized gain (loss) on investments                13,006           44,148           2,734            68,392
   Capital gain distributions from mutual funds               --               --             933                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (22,906)         243,243         (26,234)          224,764
                                                       ---------       ----------        --------        ----------
Increase (decrease) in net assets resulting from
  operations                                               4,036          296,265         (14,638)          289,424
                                                       ---------       ----------        --------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   (83,418)         362,546          93,929            73,961
   Administrative charges                                     --               --              --                --
   Cost of insurance                                     (41,726)        (278,065)        (28,262)          (93,366)
   Policy loans                                              (59)         104,863             251            (8,151)
   Death benefits                                             --               --              --                --
   Withdrawals                                            (8,215)        (140,751)             --           (34,936)
                                                       ---------       ----------        --------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                (133,418)          48,593          65,918           (62,492)
                                                       ---------       ----------        --------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (129,382)         344,858          51,280           226,932

NET ASSETS:
   Beginning of year                                     459,531        2,941,081         403,134           849,391
                                                       ---------       ----------        --------        ----------
   End of year                                         $ 330,149       $3,285,939        $454,414        $1,076,323
                                                       =========       ==========        ========        ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $  18,354       $    3,452        $  6,377        $    2,664
   Net realized gain (loss) on investments                 1,573           (6,771)          3,337            42,093
   Capital gain distributions from mutual funds               --               --              --                --
   Net change in unrealized appreciation
     (depreciation) of investments                         4,645          338,294          19,005           114,701
                                                       ---------       ----------        --------        ----------
Increase (decrease) in net assets resulting from
  operations                                              24,572          334,975          28,719           159,458
                                                       ---------       ----------        --------        ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    93,610          584,793         191,557           118,953
   Administrative charges                                     --               --              --                --
   Cost of insurance                                     (46,614)        (309,161)        (32,171)         (106,982)
   Policy loans                                             (119)         (23,381)           (419)             (139)
   Death benefits                                             --               --              --                --
   Withdrawals                                            (2,070)        (214,075)         (3,821)          (56,909)
                                                       ---------       ----------        --------        ----------
Increase (decrease) in net assets resulting from
  principal transactions                                  44,807           38,176         155,146           (45,077)
                                                       ---------       ----------        --------        ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   69,379          373,151         183,865           114,381

NET ASSETS:
   Beginning of year                                     390,152        2,567,930         219,269           735,010
                                                       ---------       ----------        --------        ----------
   End of year                                         $ 459,531       $2,941,081        $403,134        $  849,391
                                                       =========       ==========        ========        ==========

                            See accompanying notes.

                                  VA II - 18

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                              Sub-accounts
                                                     --------------------------------------------------------------
                                                        SunAmerica
                                                        Federated     SunAmerica    SunAmerica        SunAmerica
                                                     American Leaders Global Bond Global Equities   Goldman Sachs
                                                        Portfolio      Portfolio     Portfolio    Research Portfolio
                                                     ---------------- ----------- --------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                          $  3,152      $  13,976     $ (2,704)         $   (68)
   Net realized gain (loss) on investments                  2,588         17,070      (29,208)             881
   Capital gain distributions from mutual funds                --          3,113           --               --
   Net change in unrealized appreciation
     (depreciation) of investments                          7,258        (12,523)     109,569              (39)
                                                         --------      ---------     --------          -------
Increase (decrease) in net assets resulting from
  operations                                               12,998         21,636       77,657              774
                                                         --------      ---------     --------          -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                     61,201         93,908       32,362            7,723
   Administrative charges                                      --             --           --               --
   Cost of insurance                                      (41,154)      (153,951)     (58,224)          (4,207)
   Policy loans                                              (157)          (826)        (523)              --
   Death benefits                                              --             --           --               --
   Withdrawals                                             (6,499)       (26,866)     (15,023)              --
                                                         --------      ---------     --------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                   13,391        (87,735)     (41,408)           3,516
                                                         --------      ---------     --------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    26,389        (66,099)      36,249            4,290

NET ASSETS:
   Beginning of year                                      354,376        607,337      575,380           22,902
                                                         --------      ---------     --------          -------
   End of year                                           $380,765      $ 541,238     $611,629          $27,192
                                                         ========      =========     ========          =======
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                          $  2,485      $  (4,572)    $ (2,275)         $  (158)
   Net realized gain (loss) on investments                   (971)        10,914      (42,743)             462
   Capital gain distributions from mutual funds                --          7,202           --               --
   Net change in unrealized appreciation
     (depreciation) of investments                         29,044          5,745      100,413            2,172
                                                         --------      ---------     --------          -------
Increase (decrease) in net assets resulting from
  operations                                               30,558         19,289       55,395            2,476
                                                         --------      ---------     --------          -------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                     56,939        165,307      121,101            3,608
   Administrative charges                                      --             --           --               --
   Cost of insurance                                      (45,939)      (135,956)     (74,691)          (3,937)
   Policy loans                                              (392)        (3,367)       6,522               --
   Death benefits                                              --           (932)          --               --
   Withdrawals                                            (25,231)       (22,756)     (41,477)              --
                                                         --------      ---------     --------          -------
Increase (decrease) in net assets resulting from
  principal transactions                                  (14,623)         2,296       11,455             (329)
                                                         --------      ---------     --------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                    15,935         21,585       66,850            2,147

NET ASSETS:
   Beginning of year                                      338,441        585,752      508,530           20,755
                                                         --------      ---------     --------          -------
   End of year                                           $354,376      $ 607,337     $575,380          $22,902
                                                         ========      =========     ========          =======

                            See accompanying notes.

                                  VA II - 19

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                              Sub-accounts
                                                     --------------------------------------------------------------
                                                      SunAmerica                                      SunAmerica
                                                        Growth      SunAmerica   SunAmerica High-   International
                                                     Opportunities Growth-Income    Yield Bond       Diversified
                                                       Portfolio     Portfolio      Portfolio     Equities Portfolio
                                                     ------------- ------------- ---------------- ------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                        $   (752)    $   (4,375)      $ 19,959          $  5,191
   Net realized gain (loss) on investments                9,700        (46,369)        12,802             3,975
   Capital gain distributions from mutual funds              --             --             --                --
   Net change in unrealized appreciation
     (depreciation) of investments                       (3,373)       208,646        (16,788)           71,133
                                                       --------     ----------       --------          --------
Increase (decrease) in net assets resulting from
  operations                                              5,575        157,902         15,973            80,299
                                                       --------     ----------       --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   (2,295)       497,639         51,036           146,068
   Administrative charges                                    --             --             --                --
   Cost of insurance                                    (10,444)      (274,266)       (25,033)          (63,339)
   Policy loans                                            (264)       (29,134)        (1,205)           (2,073)
   Death benefits                                            --             --             --                --
   Withdrawals                                           (8,961)      (203,567)       (24,306)          (27,975)
                                                       --------     ----------       --------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                (21,964)        (9,328)           492            52,681
                                                       --------     ----------       --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (16,389)       148,574         16,465           132,980

NET ASSETS:
   Beginning of year                                    106,181      2,527,607        188,281           571,130
                                                       --------     ----------       --------          --------
   End of year                                         $ 89,792     $2,676,181       $204,746          $704,110
                                                       ========     ==========       ========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                        $   (694)    $   (1,031)      $ 14,785          $  8,602
   Net realized gain (loss) on investments               (2,558)      (123,299)         2,423           (55,994)
   Capital gain distributions from mutual funds              --             --             --                --
   Net change in unrealized appreciation
     (depreciation) of investments                        8,500        372,183         10,291           133,661
                                                       --------     ----------       --------          --------
Increase (decrease) in net assets resulting from
  operations                                              5,248        247,853         27,499            86,269
                                                       --------     ----------       --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                   20,149        461,589         34,130           111,291
   Administrative charges                                    --             --             --                --
   Cost of insurance                                    (14,658)      (314,733)       (26,760)          (77,032)
   Policy loans                                              (1)       (33,332)        (4,098)             (384)
   Death benefits                                            --             --             --                --
   Withdrawals                                             (573)      (201,527)       (10,066)          (12,326)
                                                       --------     ----------       --------          --------
Increase (decrease) in net assets resulting from
  principal transactions                                  4,917        (88,003)        (6,794)           21,549
                                                       --------     ----------       --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  10,165        159,850         20,705           107,818

NET ASSETS:
   Beginning of year                                     96,016      2,367,757        167,576           463,312
                                                       --------     ----------       --------          --------
   End of year                                         $106,181     $2,527,607       $188,281          $571,130
                                                       ========     ==========       ========          ========

                            See accompanying notes.

                                  VA II - 20

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                Sub-accounts
                                                     -----------------------------------------------------------------
                                                          SunAmerica                     SunAmerica MFS
                                                     International Growth   SunAmerica    Massachusetts  SunAmerica MFS
                                                          and Income      Marsico Growth Investors Trust Mid-Cap Growth
                                                          Portfolio         Portfolio       Portfolio      Portfolio
                                                     -------------------- -------------- --------------- --------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                           $    1,816         $ (4,091)      $    470       $  (18,391)
   Net realized gain (loss) on investments                     7,541           22,478         (2,682)        (183,720)
   Capital gain distributions from mutual funds                   --               --             --               --
   Net change in unrealized appreciation
     (depreciation) of investments                           125,679           37,339         44,205          261,151
                                                          ----------         --------       --------       ----------
Increase (decrease) in net assets resulting from
  operations                                                 135,036           55,726         41,993           59,040
                                                          ----------         --------       --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       166,420          136,617        100,015          451,080
   Administrative charges                                         --               --             --               --
   Cost of insurance                                         (89,060)         (68,194)       (62,102)        (299,717)
   Policy loans                                               (2,710)          (2,518)       (11,415)         (35,116)
   Death benefits                                                 --              (33)            --              (34)
   Withdrawals                                               (43,550)         (11,820)       (14,565)        (136,487)
                                                          ----------         --------       --------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                      31,100           54,052         11,933          (20,274)
                                                          ----------         --------       --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      166,136          109,778         53,926           38,766

NET ASSETS:
   Beginning of year                                         951,467          513,561        584,621        2,574,807
                                                          ----------         --------       --------       ----------
   End of year                                            $1,117,603         $623,339       $638,547       $2,613,573
                                                          ==========         ========       ========       ==========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                           $    3,629         $ (3,493)      $    367       $  (17,097)
   Net realized gain (loss) on investments                   (16,447)          14,838        (26,605)        (125,613)
   Capital gain distributions from mutual funds                   --               --             --               --
   Net change in unrealized appreciation
     (depreciation) of investments                           153,195           35,797         84,182          433,014
                                                          ----------         --------       --------       ----------
Increase (decrease) in net assets resulting from
  operations                                                 140,377           47,142         57,944          290,304
                                                          ----------         --------       --------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                       379,671           83,461         22,672          637,173
   Administrative charges                                         --               --             --               --
   Cost of insurance                                         (90,422)         (69,200)       (66,544)        (336,950)
   Policy loans                                               (3,754)          (5,000)         2,181           (2,086)
   Death benefits                                                 --             (769)            --              (32)
   Withdrawals                                              (160,272)         (36,749)       (23,706)         (62,349)
                                                          ----------         --------       --------       ----------
Increase (decrease) in net assets resulting from
  principal transactions                                     125,223          (28,257)       (65,397)         235,756
                                                          ----------         --------       --------       ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      265,600           18,885         (7,453)         526,060

NET ASSETS:
   Beginning of year                                         685,867          494,676        592,074        2,048,747
                                                          ----------         --------       --------       ----------
   End of year                                            $  951,467         $513,561       $584,621       $2,574,807
                                                          ==========         ========       ========       ==========

                            See accompanying notes.

                                  VA II - 21

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                       Sub-accounts
                                                               -----------------------------------------------------------
                                                               SunAmerica MFS    SunAmerica                      SunAmerica
                                                                Total Return   Putnam Growth:   SunAmerica Real  Technology
                                                                 Portfolio    Voyager Portfolio Estate Portfolio Portfolio
                                                               -------------- ----------------- ---------------- ----------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                  $   17,849      $   (1,260)       $  10,257      $   (876)
   Net realized gain (loss) on investments                           14,655         (48,488)         104,189        (1,888)
   Capital gain distributions from mutual funds                      57,894              --           62,500            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (64,177)        105,899          (76,898)        1,584
                                                                 ----------      ----------        ---------      --------
Increase (decrease) in net assets resulting from operations          26,221          56,151          100,048        (1,180)
                                                                 ----------      ----------        ---------      --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
     fixed rate option                                              288,332         183,627          (39,420)        2,985
   Administrative charges                                                --              --               --            --
   Cost of insurance                                               (130,329)       (103,301)         (64,195)      (12,868)
   Policy loans                                                      (2,429)        (14,132)          (3,329)       (2,025)
   Death benefits                                                        --          (7,006)              --            --
   Withdrawals                                                      (66,177)        (35,261)          (8,479)       (3,708)
                                                                 ----------      ----------        ---------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                       89,397          23,927         (115,423)      (15,616)
                                                                 ----------      ----------        ---------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             115,618          80,078          (15,375)      (16,796)

NET ASSETS:
   Beginning of year                                              1,116,698         994,236          907,836       128,826
                                                                 ----------      ----------        ---------      --------
   End of year                                                   $1,232,316      $1,074,314        $ 892,461      $112,030
                                                                 ==========      ==========        =========      ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                  $   (5,563)     $   (5,970)       $  15,924      $ (1,006)
   Net realized gain (loss) on investments                            9,634         (97,848)          29,281         2,781
   Capital gain distributions from mutual funds                          --              --               --            --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     96,460         142,348          186,783        (5,651)
                                                                 ----------      ----------        ---------      --------
Increase (decrease) in net assets resulting from operations         100,531          38,530          231,988        (3,876)
                                                                 ----------      ----------        ---------      --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other Sub-accounts or
     fixed rate option                                              325,538         130,844          242,359        29,101
   Administrative charges                                                --              --               --            --
   Cost of insurance                                               (138,433)       (130,103)         (67,953)      (19,901)
   Policy loans                                                        (962)           (869)          (6,250)           (1)
   Death benefits                                                        --              --               --            --
   Withdrawals                                                     (107,373)        (46,982)          (2,954)          657
                                                                 ----------      ----------        ---------      --------
Increase (decrease) in net assets resulting from principal
  transactions                                                       78,770         (47,110)         165,202         9,856
                                                                 ----------      ----------        ---------      --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             179,301          (8,580)         397,190         5,980

NET ASSETS:
   Beginning of year                                                937,397       1,002,816          510,646       122,846
                                                                 ----------      ----------        ---------      --------
   End of year                                                   $1,116,698      $  994,236        $ 907,836      $128,826
                                                                 ==========      ==========        =========      ========

                            See accompanying notes.

                                  VA II - 22

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                               Sub-accounts
                                                 -----------------------------------------------------------------------
                                                   SunAmerica       SunAmerica       UIF Core Plus
                                                 Telecom Utility  Worldwide High     Fixed Income      UIF Money Market
                                                    Portfolio    Income Portfolio Portfolio - Class I Portfolio - Class I
                                                 --------------- ---------------- ------------------- -------------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                     $  5,634         $  7,726          $  5,828            $  2,312
   Net realized gain (loss) on investments            (7,594)            (495)               86                  --
   Capital gain distributions from mutual funds           --               --             1,452                  --
   Net change in unrealized appreciation
     (depreciation) of investments                     8,523             (477)             (588)                 --
                                                    --------         --------          --------            --------
Increase (decrease) in net assets resulting from
  operations                                           6,563            6,754             6,778               2,312
                                                    --------         --------          --------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                67,244           36,724            25,376              25,809
   Administrative charges                                 --               --              (248)               (229)
   Cost of insurance                                 (16,707)          (5,588)           (2,977)            (13,834)
   Policy loans                                       (4,047)              --                --                  --
   Death benefits                                         --               --                --                  --
   Withdrawals                                        (9,271)              --                --                  --
                                                    --------         --------          --------            --------
Increase (decrease) in net assets resulting from
  principal transactions                              37,219           31,136            22,151              11,746
                                                    --------         --------          --------            --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                              43,782           37,890            28,929              14,058

NET ASSETS:
   Beginning of year                                 118,043           75,085           175,541             105,254
                                                    --------         --------          --------            --------
   End of year                                      $161,825         $112,975          $204,470            $119,312
                                                    ========         ========          ========            ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                     $  4,684         $  3,943          $  5,480            $    486
   Net realized gain (loss) on investments            (4,688)          (1,324)            2,554                  --
   Capital gain distributions from mutual funds           --               --               398                  --
   Net change in unrealized appreciation
     (depreciation) of investments                    16,721            3,246            (1,474)                 --
                                                    --------         --------          --------            --------
Increase (decrease) in net assets resulting from
  operations                                          16,717            5,865             6,958                 486
                                                    --------         --------          --------            --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                28,855           11,636           (48,665)            (66,534)
   Administrative charges                                 --               --              (281)               (192)
   Cost of insurance                                 (16,618)          (5,459)           (3,050)             (5,934)
   Policy loans                                        1,472               --                --                  --
   Death benefits                                         --               --                --                  --
   Withdrawals                                        (7,123)          (1,754)               --                  --
                                                    --------         --------          --------            --------
Increase (decrease) in net assets resulting from
  principal transactions                               6,586            4,423           (51,996)            (72,660)
                                                    --------         --------          --------            --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                              23,303           10,288           (45,038)            (72,174)

NET ASSETS:
   Beginning of year                                  94,740           64,797           220,579             177,428
                                                    --------         --------          --------            --------
   End of year                                      $118,043         $ 75,085          $175,541            $105,254
                                                    ========         ========          ========            ========

                            See accompanying notes.

                                  VA II - 23

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                                                        Sub-accounts
                                                           ---------------------------------------------------------------------
                                                                                                                     Van Eck
                                                           UIF U.S. Mid Cap  VALIC Company I - VALIC Company I -    Worldwide
                                                           Value Portfolio -   International    Small Cap Index  Emerging Markets
                                                                Class I        Equities Fund         Fund              Fund
                                                           ----------------- ----------------- ----------------- ----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                                $ (1,753)         $  1,235          $  1,224          $   (691)
   Net realized gain (loss) on investments                        4,202                 6             1,864            23,160
   Capital gain distributions from mutual funds                   7,795                --            12,816                --
   Net change in unrealized appreciation (depreciation)
     of investments                                              51,903            14,870            (1,863)           69,670
                                                               --------          --------          --------          --------
Increase (decrease) in net assets resulting from
  operations                                                     62,147            16,111            14,041            92,139
                                                               --------          --------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                           72,426           120,193            (5,731)           97,559
   Administrative charges                                          (693)               (7)              (43)               --
   Cost of insurance                                             (8,277)           (1,647)           (8,623)          (22,710)
   Policy loans                                                      --                --                --            (1,532)
   Death benefits                                                    --                --                --                --
   Withdrawals                                                       --                --                --           (15,413)
                                                               --------          --------          --------          --------
Increase (decrease) in net assets resulting from principal
  transactions                                                   63,456           118,539           (14,397)           57,904
                                                               --------          --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         125,603           134,650              (356)          150,043

NET ASSETS:
   Beginning of year                                            477,207                --           415,340           262,592
                                                               --------          --------          --------          --------
   End of year                                                 $602,810          $134,650          $414,984          $412,635
                                                               ========          ========          ========          ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                                $ (2,339)         $     --          $    122          $   (841)
   Net realized gain (loss) on investments                        2,580                --               218            15,574
   Capital gain distributions from mutual funds                      --                --                --                --
   Net change in unrealized appreciation (depreciation)
     of investments                                              52,306                --            54,550            40,883
                                                               --------          --------          --------          --------
Increase (decrease) in net assets resulting from
  operations                                                     52,547                --            54,890            55,616
                                                               --------          --------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                          142,354                --           363,077            28,926
   Administrative charges                                          (580)               --               (18)               --
   Cost of insurance                                             (6,293)               --            (2,609)          (19,415)
   Policy loans                                                      --                --                --            (3,301)
   Death benefits                                                    --                --                --                --
   Withdrawals                                                       --                --                --           (26,302)
                                                               --------          --------          --------          --------
Increase (decrease) in net assets resulting from principal
  transactions                                                  135,481                --           360,450           (20,092)
                                                               --------          --------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         188,028                --           415,340            35,524

NET ASSETS:
   Beginning of year                                            289,179                --                --           227,068
                                                               --------          --------          --------          --------
   End of year                                                 $477,207          $     --          $415,340          $262,592
                                                               ========          ========          ========          ========

                            See accompanying notes.

                                  VA II - 24

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED


                                                               Sub-accounts
                                                     -------------------------------
                                                        Van Eck       Vanguard VIF
                                                     Worldwide Hard Total Bond Market
                                                      Assets Fund    Index Portfolio
                                                     -------------- -----------------
For the Year Ended December 31, 2005

OPERATIONS:
   Net investment income (loss)                         $ (1,536)       $  3,572
   Net realized gain (loss) on investments                19,211             (60)
   Capital gain distributions from mutual funds               --             751
   Net change in unrealized appreciation
     (depreciation) of investments                        88,467          (1,078)
                                                        --------        --------
Increase (decrease) in net assets resulting from
  operations                                             106,142           3,185
                                                        --------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    78,271         125,023
   Administrative charges                                     --              (9)
   Cost of insurance                                     (16,293)         (1,640)
   Policy loans                                             (361)             --
   Death benefits                                         (1,656)             --
   Withdrawals                                           (10,744)             --
                                                        --------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                  49,217         123,374
                                                        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  155,359         126,559

NET ASSETS:
   Beginning of year                                     171,863              --
                                                        --------        --------
   End of year                                          $327,222        $126,559
                                                        ========        ========
For the Year Ended December 31, 2004

OPERATIONS:
   Net investment income (loss)                         $   (620)       $     --
   Net realized gain (loss) on investments                 2,332              --
   Capital gain distributions from mutual funds               --              --
   Net change in unrealized appreciation
     (depreciation) of investments                        22,799              --
                                                        --------        --------
Increase (decrease) in net assets resulting from
  operations                                              24,511              --
                                                        --------        --------
PRINCIPAL TRANSACTIONS:
   Net premiums and transfers from (to) other
     Sub-accounts or fixed rate option                    71,220              --
   Administrative charges                                     --              --
   Cost of insurance                                      (6,598)             --
   Policy loans                                           (2,393)             --
   Death benefits                                             --              --
   Withdrawals                                              (782)             --
                                                        --------        --------
Increase (decrease) in net assets resulting from
  principal transactions                                  61,447              --
                                                        --------        --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   85,958              --

NET ASSETS:
   Beginning of year                                      85,905              --
                                                        --------        --------
   End of year                                          $171,863        $     --
                                                        ========        ========

                            See accompanying notes.

                                  VA II - 25

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS

Note A - Organization

Variable Account II (the "Account") was established by AIG Life Insurance Company (the "Company") on June 5, 1986, to fund individual and group flexible premium variable universal life insurance policies issued by the Company. The Executive Advantage(SM) policy is currently offered by the Account. Gallery Life, Gemstone Life, Polaris Life, Polaris Survivorship Life, and the Variable Universal Life Policy are no longer offered. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Account is divided into "Sub-accounts", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Sub-accounts are as follows:

AIM Variable Insurance Funds:                                    Dreyfus Variable Investment Fund ("Dreyfus VIF"):
   AIM V.I. Capital Appreciation Fund - Series I                    Dreyfus VIF Small Company Stock Portfolio - Initial
   AIM V.I. International Growth Fund - Series I                      shares

AllianceBernstein Variable Products Series Fund, Inc.:           FAM Variable Series Funds, Inc.:(6)
   AllianceBernstein Americas Government Income Portfolio -         Mercury Basic Value V.I. Fund - Class I (7)
     Class A (1)                                                    Mercury Fundamental Growth V.I. Fund - Class I(1) (7)
   AllianceBernstein Global Bond Portfolio - Class A                Mercury Government Bond V.I. Fund - Class I(1) (7)
   AllianceBernstein Global Dollar Government Portfolio -           Mercury Value Opportunities V.I. Fund - Class I (1) (4) (7)
     Class A
   AllianceBernstein Global Technology Portfolio - Class A (9)   Fidelity(R) Variable Insurance Products ("Fidelity VIP"):
   AllianceBernstein Growth and Income Portfolio - Class A          Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
   AllianceBernstein Growth Portfolio - Class A                     Fidelity(R) VIP Balanced Portfolio - Initial Class (1)
   AllianceBernstein High Yield Portfolio - Class A (1)             Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class
   AllianceBernstein International Portfolio - Class A (1)          Fidelity(R) VIP Growth Portfolio - Initial Class
   AllianceBernstein Large Cap Growth Portfolio - Class A (8)       Fidelity(R) VIP High Income Portfolio - Initial Class
   AllianceBernstein Money Market Portfolio - Class A               Fidelity(R) VIP Index 500 Portfolio - Initial Class
   AllianceBernstein Real Estate Investment Portfolio - Class A     Fidelity(R) VIP Investment Grade Bond Portfolio - Initial
   AllianceBernstein Small Cap Growth Portfolio - Class A (2)         Class
   AllianceBernstein Total Return Portfolio - Class A               Fidelity(R) VIP Money Market Portfolio - Initial Class
   AllianceBernstein U.S. Government/High Grade Securities          Fidelity(R) VIP Overseas Portfolio - Initial Class
     Portfolio - Class A
   AllianceBernstein Utility Income Portfolio - Class A          Franklin Templeton Variable Insurance Products Trust
   AllianceBernstein Worldwide Privatization Portfolio - Class     ("Franklin Templeton"):
     A (1)                                                          Franklin Templeton - Templeton Developing Markets
                                                                      Securities Fund - Class 2 (1)
American Century Variable Portfolios, Inc.                          Franklin Templeton - Templeton Foreign Securities Fund -
  ("American Century"):                                               Class 2
   American Century VP Capital Appreciation Fund - Class I          Franklin Templeton - Templeton Global Asset Allocation
   American Century VP Income & Growth Fund - Class I                 Fund - Class 1
   American Century VP International Fund - Class I                 Franklin Templeton - Templeton Growth Securities Fund -
                                                                      Class 2 (1)
Anchor Series Trust:
   Anchor Series Trust Asset Allocation Portfolio - Class 1      Goldman Sachs Variable Insurance Trust:
   Anchor Series Trust Capital Appreciation Portfolio - Class 1     Goldman Sachs CORE(SM) U.S. Equity Fund (1)
   Anchor Series Trust Government and Quality Bond Portfolio        Goldman Sachs International Equity Fund (1)
     - Class 1
   Anchor Series Trust Growth Portfolio - Class 1                J.P. Morgan Series Trust II:
   Anchor Series Trust Natural Resources Portfolio - Class 1        JPMorgan Bond Portfolio
                                                                    JPMorgan Mid Cap Value Portfolio (1)
Credit Suisse Trust ("Credit Suisse"):                              JPMorgan Small Company Portfolio (1)
   Credit Suisse Emerging Markets Portfolio (1)                     JPMorgan U.S. Large Cap Core Equity Portfolio
   Credit Suisse Global Small Cap Portfolio (1) (5)
   Credit Suisse International Focus Portfolio (1)               Neuberger Berman Advisers Management Trust
   Credit Suisse Large Cap Value Portfolio (1)                    ("Neuberger Berman AMT"):
   Credit Suisse Mid-Cap Growth Portfolio (1) (3)                   Neuberger Berman AMT Limited Maturity Bond Portfolio
   Credit Suisse Small Cap Growth Portfolio (1)                       - Class I
                                                                    Neuberger Berman AMT Partners Portfolio - Class I
Dreyfus Stock Index Fund, Inc. - Initial shares

                                  VA II - 26

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

Oppenheimer Variable Account Funds:                           SunAmerica Series Trust ("SunAmerica") - continued:
   Oppenheimer Global Securities Fund/VA - Non-Service           SunAmerica MFS Massachusetts Investors Trust Portfolio
     Shares                                                      SunAmerica MFS Mid-Cap Growth Portfolio
   Oppenheimer Main Street Fund/VA - Non-Service Shares          SunAmerica MFS Total Return Portfolio
                                                                 SunAmerica Putnam Growth: Voyager Portfolio
PIMCO Variable Insurance Trust:                                  SunAmerica Real Estate Portfolio
   PIMCO VIT High Yield Portfolio - Administrative Class (1)     SunAmerica Technology Portfolio
   PIMCO VIT Long-Term U.S. Government Portfolio -               SunAmerica Telecom Utility Portfolio
     Administrative Class (1)                                    SunAmerica Worldwide High Income Portfolio
   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class (1)  The Universal Institutional Funds, Inc. ("UIF"):
   PIMCO VIT Total Return Portfolio - Administrative Class       UIF Core Plus Fixed Income Portfolio - Class I
                                                                 UIF Emerging Markets Equity Portfolio - Class I (1)
SunAmerica Series Trust ("SunAmerica"):                          UIF High Yield Portfolio - Class I (1)
   SunAmerica - Aggressive Growth Portfolio - Class 1            UIF Mid Cap Growth Portfolio - Class I (1)
   SunAmerica - SunAmerica Balanced Portfolio - Class 1          UIF Money Market Portfolio - Class I
   SunAmerica Alliance Growth Portfolio                          UIF Technology Portfolio - Class I (1)
   SunAmerica Blue Chip Growth Portfolio                         UIF U.S. Mid Cap Value Portfolio - Class I
   SunAmerica Cash Management Portfolio
   SunAmerica Corporate Bond Portfolio                        VALIC Company I:
   SunAmerica Davis Venture Value Portfolio                      VALIC Company I - International Equities Fund
   SunAmerica "Dogs" of Wall Street Portfolio                    VALIC Company I - Mid Cap Index Fund (1)
   SunAmerica Emerging Markets Portfolio                         VALIC Company I - Small Cap Index Fund
   SunAmerica Federated American Leaders Portfolio
   SunAmerica Global Bond Portfolio                           Van Eck Worldwide Insurance Trust ("Van Eck"):
   SunAmerica Global Equities Portfolio                          Van Eck Worldwide Emerging Markets Fund
   SunAmerica Goldman Sachs Research Portfolio                   Van Eck Worldwide Hard Assets Fund
   SunAmerica Growth Opportunities Portfolio
   SunAmerica Growth-Income Portfolio                         Vanguard(R) Variable Insurance Fund ("Vanguard"):
   SunAmerica High-Yield Bond Portfolio                          Vanguard(R) VIF Total Bond Market Index Portfolio
   SunAmerica International Diversified Equities Portfolio       Vanguard(R) VIF Total Stock Market Index Portfolio (1)
   SunAmerica International Growth and Income Portfolio
   SunAmerica Marsico Growth Portfolio

--------
(1) Sub-accounts had no activity.
(2) Effective May 1, 2004, AllianceBernstein Quasar Portfolio - Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.
(3) Effective May 1, 2004, Credit Suisse Emerging Growth Portfolio changed its name to Credit Suisse Mid-Cap Growth Porfolio.
(4) Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund - Class I changed its name to Merrill Lynch Value Opportunities V.I. Fund - Class I.
(5) Effective February 21, 2005, Credit Suisse Global Post-Venture Capital Portfolio changed its name to Credit Suisse Global Small Cap Portfolio.
(6) Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. ("Merrill Lynch") changed its name to FAM Variable Series Funds, Inc.
(7) Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds.
(8) Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class A changed its name to AllianceBernstein Large Cap Growth Portfolio - Class A.
(9) Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.

                                  VA II - 27

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note A - Organization - Continued

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Sub-accounts above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the appropriate policy prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Account are segregated from the Company's other assets. The operations of the Account are part of the Company.

Net premiums from the policies are allocated to the Sub-accounts and invested in the funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Account have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The accounting policies followed by the Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investment in shares of Funds are stated at the net asset value of the respective portfolios as determined by the Funds, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Sub-account(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Sub-account(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the Account in determining its federal income tax liability. As a result, the Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                  VA II - 28

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges

Deductions from premium payments - The deductions from each premium payment are for state premium taxes and for other expenses associated with selling and distributing the policy. A summary of sales charges for each policy follows:

Policies                                        Sales Charges
----------------------------------------------- -----------------------------------------------------------------
Variable Universal Life Policy and Gallery Life 5% of each premium payment plus the state specific premium taxes.

Executive Advantage                             The maximum charge is 9% of each premium payment.

Gemstone Life                                   5% of each premium payment up to the target premium amount plus
                                                2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.

Polaris Life and Polaris Survivorship Life      Currently 5% for the first 10 policy years and 3% thereafter.
                                                The maximum charge allowed is 8% of each premium payment.

Mortality and expense risk and administrative charges - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Sub-accounts. A summary of the charges by policy follows:

                                                                                                 Mortality and Expense
                                                 Mortality and Expense   Mortality and Expense  Risk and Administrative
                                                Risk and Administrative Risk and Administrative     Charges Minimum
                                                Charges Current Annual      Charges Maximum      Annual Rate in Policy
Policies                                                 Rate                 Annual Rate         Year 11 and Greater
----------------------------------------------- ----------------------- ----------------------- -----------------------
Variable Universal Life Policy and Gallery Life          0.90%                   0.90%                   0.50%
Executive Advantage                                      0.65%                   1.00%                    N/A
Gemstone Life                                            0.75%                   0.90%                   0.35%
Polaris Life and Polaris Survivorship Life               0.75%                   0.90%                   0.25%

Monthly administrative and expense charges - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $15 for the monthly administrative charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender and the premium classes of both of the contingent insurers, as well as the amount of coverage.

There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions. For the Executive Advantage policies, the monthly administrative charges are included with administrative charges in the Statement of Changes in Net Assets under principal transactions.

Cost of insurance charge - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statement of Changes in Net Assets under principal transactions.

                                  VA II - 29

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note C - Policy Charges - Continued

Optional rider charges - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance in the Statement of Changes in Net Assets under principal transactions.

Transfer charges - A transfer charge of $25 may be assessed for each transfer in excess of twelve each policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net premiums and transfers from (to) other sub-accounts or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge is based on a table of charges and the premiums paid under the policy or the face amount of the policy (including increases and decreases in the face amount of the policy). For any partial surrender, the Company may charge a maximum transaction fee per policy equal to the lesser of 2% of the amount withdrawn or $25. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statement of Changes in Net Assets under principal transactions.

Policy loan - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

                                  VA II - 30

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of   Proceeds from
Sub-accounts                                                                     Purchases      Sales
-------------------------------------------------------------------------------  ---------- -------------
AIM V.I. Capital Appreciation Fund - Series I                                    $   95,483  $  108,082
AIM V.I. International Growth Fund - Series I                                       243,282     132,579
AllianceBernstein Global Bond Portfolio - Class A                                    38,015      36,251
AllianceBernstein Global Dollar Government Portfolio - Class A                           37          10
AllianceBernstein Global Technology Portfolio - Class A                             364,159     248,206
AllianceBernstein Growth and Income Portfolio - Class A                             583,331     434,462
AllianceBernstein Growth Portfolio - Class A                                        272,851     741,277
AllianceBernstein Large Cap Growth Portfolio - Class A                              201,611     268,458
AllianceBernstein Money Market Portfolio - Class A                                      785       5,636
AllianceBernstein Real Estate Investment Portfolio - Class A                        191,451      90,888
AllianceBernstein Small Cap Growth Portfolio - Class A                              135,062     241,377
AllianceBernstein Total Return Portfolio - Class A                                  168,771      77,878
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A              37         109
AllianceBernstein Utility Income Portfolio - Class A                                 18,221      47,807
American Century VP Capital Appreciation Fund - Class I                              21,610      14,250
American Century VP Income & Growth Fund - Class I                                   43,419      30,355
American Century VP International Fund - Class I                                     40,909       5,349
Anchor Series Trust Asset Allocation Portfolio - Class 1                            122,270      65,279
Anchor Series Trust Capital Appreciation Portfolio - Class 1                        335,064     527,224
Anchor Series Trust Government and Quality Bond Portfolio - Class 1                 127,902     265,504
Anchor Series Trust Growth Portfolio - Class 1                                      305,047     152,212
Anchor Series Trust Natural Resources Portfolio - Class 1                           239,068     134,724
Dreyfus Stock Index Fund, Inc. - Initial shares                                   1,085,847   2,105,952
Dreyfus VIF Small Company Stock Portfolio - Initial shares                          381,587     309,004
Fidelity VIP Asset Manager Portfolio - Initial Class                                268,667     307,568
Fidelity VIP Contrafund Portfolio - Initial Class                                   723,007     292,533
Fidelity VIP Growth Portfolio - Initial Class                                       402,511     785,273
Fidelity VIP High Income Portfolio - Initial Class                                  170,247     105,888
Fidelity VIP Index 500 Portfolio - Initial Class                                     35,475      56,239
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                        286,356     257,038
Fidelity VIP Money Market Portfolio - Initial Class                                 629,268   1,064,867
Fidelity VIP Overseas Portfolio - Initial Class                                     280,224     167,217
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                    162,583       2,885
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1               213,654     107,848
JPMorgan Bond Portfolio                                                              75,989      43,924
JPMorgan U.S. Large Cap Core Equity Portfolio                                        15,790      12,768
Mercury Basic Value V.I. Fund - Class I                                             135,900       2,220
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                      178,981      88,241
Neuberger Berman AMT Partners Portfolio - Class I                                    51,342     198,269
Oppenheimer Global Securities Fund/VA - Non-Service Shares                          122,897     107,946
Oppenheimer Main Street Fund/VA - Non-Service Shares                                 73,633      77,507
PIMCO VIT Real Return Portfolio - Administrative Class                                8,070       7,905
PIMCO VIT Total Return Portfolio - Administrative Class                             130,774       2,285
SunAmerica - Aggressive Growth Portfolio - Class 1                                  267,021     290,281
SunAmerica - SunAmerica Balanced Portfolio - Class 1                                347,110     121,372
SunAmerica Alliance Growth Portfolio                                                404,288     355,613
SunAmerica Blue Chip Growth Portfolio                                                30,040      22,785
SunAmerica Cash Management Portfolio                                              1,215,468     681,639
SunAmerica Corporate Bond Portfolio                                                 102,448     221,929
SunAmerica Davis Venture Value Portfolio                                            545,997     488,538
SunAmerica "Dogs" of Wall Street Portfolio                                          107,014      32,235
SunAmerica Emerging Markets Portfolio                                                86,153     152,376

                                  VA II - 31

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales - Continued

For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                                  Cost of  Proceeds from
Sub-accounts                                                                     Purchases     Sales
-------------------------------------------------------------------------------  --------- -------------
SunAmerica Federated American Leaders Portfolio                                  $ 86,771    $ 70,228
SunAmerica Global Bond Portfolio                                                  120,334     190,981
SunAmerica Global Equities Portfolio                                               74,667     118,778
SunAmerica Goldman Sachs Research Portfolio                                         6,770       3,323
SunAmerica Growth Opportunities Portfolio                                          28,330      51,045
SunAmerica Growth-Income Portfolio                                                316,262     329,964
SunAmerica High-Yield Bond Portfolio                                               71,785      51,327
SunAmerica International Diversified Equities Portfolio                           124,425      66,552
SunAmerica International Growth and Income Portfolio                              135,262     102,347
SunAmerica Marsico Growth Portfolio                                               145,936      95,975
SunAmerica MFS Massachusetts Investors Trust Portfolio                             66,686      54,275
SunAmerica MFS Mid-Cap Growth Portfolio                                           277,542     316,206
SunAmerica MFS Total Return Portfolio                                             314,448     149,308
SunAmerica Putnam Growth: Voyager Portfolio                                       150,337     127,670
SunAmerica Real Estate Portfolio                                                  195,206     237,873
SunAmerica Technology Portfolio                                                    29,236      45,727
SunAmerica Telecom Utility Portfolio                                               63,642      20,789
SunAmerica Worldwide High Income Portfolio                                         42,046       3,178
UIF Core Plus Fixed Income Portfolio - Class I                                     34,353       4,922
UIF Money Market Portfolio - Class I                                              782,622     768,680
UIF U.S. Mid Cap Value Portfolio - Class I                                         79,957      10,449
VALIC Company I - International Equities Fund                                     122,039       2,265
VALIC Company I - Small Cap Index Fund                                             16,625      16,983
Van Eck Worldwide Emerging Markets Fund                                           117,911      60,695
Van Eck Worldwide Hard Assets Fund                                                 82,654      34,973
Vanguard VIF Total Bond Market Index Portfolio                                    129,981       2,284

                                  VA II - 32

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments

The following is a summary of fund shares owned as of December 31, 2005.

                                                                                           Net Asset
                                                                                           Value Per Value of Shares   Cost of
Sub-accounts                                                                      Shares     Share    at Fair Value  Shares Held
-------------------------------------------------------------------------------  --------- --------- --------------- -----------
AIM V.I. Capital Appreciation Fund - Series I                                       27,526  $ 24.68    $  679,342    $  631,098
AIM V.I. International Growth Fund - Series I                                       49,575    23.17     1,148,656       864,906
AllianceBernstein Global Bond Portfolio - Class A                                    4,663    11.32        52,787        59,525
AllianceBernstein Global Dollar Government Portfolio - Class A                          24    14.42           344           253
AllianceBernstein Global Technology Portfolio - Class A                            119,446    15.86     1,894,410     2,098,135
AllianceBernstein Growth and Income Portfolio - Class A                            158,731    24.88     3,949,219     3,388,273
AllianceBernstein Growth Portfolio - Class A                                       151,708    20.49     3,108,494     3,135,873
AllianceBernstein Large Cap Growth Portfolio - Class A                              56,279    26.99     1,518,969     1,327,341
AllianceBernstein Money Market Portfolio - Class A                                  33,707     1.00        33,707        33,707
AllianceBernstein Real Estate Investment Portfolio - Class A                        29,798    19.98       595,354       445,811
AllianceBernstein Small Cap Growth Portfolio - Class A                              40,085    12.26       491,437       415,115
AllianceBernstein Total Return Portfolio - Class A                                  20,483    19.18       392,872       366,746
AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A             49    11.82           577           589
AllianceBernstein Utility Income Portfolio - Class A                                 9,429    20.64       194,613       146,401
American Century VP Capital Appreciation Fund - Class I                             11,537     9.35       107,869        82,976
American Century VP Income & Growth Fund - Class I                                  32,315     7.51       242,689       205,170
American Century VP International Fund - Class I                                    40,379     8.23       332,321       248,944
Anchor Series Trust Asset Allocation Portfolio - Class 1                            29,707    14.99       445,317       409,672
Anchor Series Trust Capital Appreciation Portfolio - Class 1                       105,850    36.79     3,894,209     3,025,916
Anchor Series Trust Government and Quality Bond Portfolio - Class 1                 51,719    14.78       764,572       792,000
Anchor Series Trust Growth Portfolio - Class 1                                      66,092    28.19     1,863,342     1,620,103
Anchor Series Trust Natural Resources Portfolio - Class 1                           24,587    43.73     1,075,229       653,989
Dreyfus Stock Index Fund, Inc. - Initial shares                                    176,210    31.82     5,606,987     5,315,361
Dreyfus VIF Small Company Stock Portfolio - Initial shares                          65,228    21.77     1,420,015     1,276,149
Fidelity VIP Asset Manager Portfolio - Initial Class                                97,093    15.04     1,460,280     1,335,986
Fidelity VIP Contrafund Portfolio - Initial Class                                  107,082    31.03     3,322,747     2,482,100
Fidelity VIP Growth Portfolio - Initial Class                                      118,627    33.70     3,997,747     4,346,909
Fidelity VIP High Income Portfolio - Initial Class                                 101,866     6.17       628,511       667,877
Fidelity VIP Index 500 Portfolio - Initial Class                                     3,693   141.88       523,892       466,558
Fidelity VIP Investment Grade Bond Portfolio - Initial Class                        81,757    12.76     1,043,225     1,054,134
Fidelity VIP Money Market Portfolio - Initial Class                              2,265,382     1.00     2,265,382     2,265,382
Fidelity VIP Overseas Portfolio - Initial Class                                     37,328    20.61       769,330       619,009
Franklin Templeton - Templeton Foreign Securities Fund - Class 2                    10,909    15.62       170,399       159,681
Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1               15,297    21.06       322,152       307,578
JPMorgan Bond Portfolio                                                             11,930    11.87       141,611       141,967
JPMorgan U.S. Large Cap Core Equity Portfolio                                        5,354    13.60        72,811        64,551
Mercury Basic Value V.I. Fund - Class I                                              8,613    14.77       127,221       133,640
Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                      11,005    12.64       139,100       141,912
Neuberger Berman AMT Partners Portfolio - Class I                                   18,314    21.41       392,111       262,300
Oppenheimer Global Securities Fund/VA - Non-Service Shares                          16,723    33.38       558,207       396,312
Oppenheimer Main Street Fund/VA - Non-Service Shares                                28,217    21.79       614,847       513,680
PIMCO VIT Real Return Portfolio - Administrative Class                              16,205    12.69       205,636       210,185
PIMCO VIT Total Return Portfolio - Administrative Class                             12,341    10.24       126,376       128,506
SunAmerica - Aggressive Growth Portfolio - Class 1                                 190,832    11.08     2,114,406     1,893,680
SunAmerica - SunAmerica Balanced Portfolio - Class 1                               114,819    13.90     1,595,681     1,579,204
SunAmerica Alliance Growth Portfolio                                               182,383    21.92     3,997,909     3,715,232
SunAmerica Blue Chip Growth Portfolio                                               17,966     6.53       117,354       104,325
SunAmerica Cash Management Portfolio                                               302,035    10.88     3,286,709     3,263,567
SunAmerica Corporate Bond Portfolio                                                 28,402    11.62       330,149       334,415
SunAmerica Davis Venture Value Portfolio                                           114,934    28.59     3,285,939     2,545,144
SunAmerica "Dogs" of Wall Street Portfolio                                          44,915    10.12       454,414       442,736

                                  VA II - 33

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note E - Investments - Continued

The following is a summary of fund shares owned as of December 31, 2005.

                                                                                         Net Asset
                                                                                         Value Per Value of Shares   Cost of
Sub-accounts                                                                     Shares    Share    at Fair Value  Shares Held
-------------------------------------------------------------------------------  ------- --------- --------------- -----------
SunAmerica Emerging Markets Portfolio                                             68,423  $15.73     $1,076,323    $  552,975
SunAmerica Federated American Leaders Portfolio                                   22,646   16.81        380,765       328,876
SunAmerica Global Bond Portfolio                                                  46,325   11.68        541,238       525,232
SunAmerica Global Equities Portfolio                                              45,920   13.32        611,629       495,127
SunAmerica Goldman Sachs Research Portfolio                                        3,548    7.66         27,192        22,325
SunAmerica Growth Opportunities Portfolio                                         16,389    5.48         89,792        79,286
SunAmerica Growth-Income Portfolio                                               105,113   25.46      2,676,181     2,314,390
SunAmerica High-Yield Bond Portfolio                                              28,878    7.09        204,746       193,371
SunAmerica International Diversified Equities Portfolio                           80,145    8.79        704,110       546,609
SunAmerica International Growth and Income Portfolio                              82,478   13.55      1,117,603       863,110
SunAmerica Marsico Growth Portfolio                                               50,805   12.27        623,339       483,048
SunAmerica MFS Massachusetts Investors Trust Portfolio                            51,579   12.38        638,547       558,659
SunAmerica MFS Mid-Cap Growth Portfolio                                          279,357    9.36      2,613,573     2,447,672
SunAmerica MFS Total Return Portfolio                                             72,552   16.99      1,232,316     1,162,694
SunAmerica Putnam Growth: Voyager Portfolio                                       69,687   15.42      1,074,314     1,065,860
SunAmerica Real Estate Portfolio                                                  44,199   20.19        892,461       658,611
SunAmerica Technology Portfolio                                                   42,733    2.62        112,030       106,556
SunAmerica Telecom Utility Portfolio                                              18,151    8.92        161,825       167,147
SunAmerica Worldwide High Income Portfolio                                        14,906    7.58        112,975       114,221
UIF Core Plus Fixed Income Portfolio - Class I                                    17,734   11.53        204,470       203,087
UIF Money Market Portfolio - Class I                                             119,123    1.00        119,123       119,123
UIF U.S. Mid Cap Value Portfolio - Class I                                        32,150   18.75        602,810       435,865
VALIC Company I - International Equities Fund                                     14,911    9.03        134,650       119,780
VALIC Company I - Small Cap Index Fund                                            25,840   16.06        414,984       362,296
Van Eck Worldwide Emerging Markets Fund                                           20,725   19.91        412,635       251,122
Van Eck Worldwide Hard Assets Fund                                                11,796   27.74        327,222       193,083
Vanguard VIF Total Bond Market Index Portfolio                                    11,290   11.21        126,559       127,637

                                  VA II - 34

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                     Accumulation Accumulation Units Net Increase
Sub-accounts                                                                         Units Issued      Redeemed       (Decrease)
---------------------------------------------------------------------------------    ------------ ------------------ ------------
1   AIM V.I. Capital Appreciation Fund - Series I                                        6,192           (6,974)          (782)
6   AIM V.I. Capital Appreciation Fund - Series I                                        5,739           (5,564)           175
1   AIM V.I. International Growth Fund - Series I                                       11,268           (6,014)         5,254
6   AIM V.I. International Growth Fund - Series I                                        6,592           (2,783)         3,809
1   AllianceBernstein Global Bond Portfolio - Class A                                      756           (1,275)          (519)
2   AllianceBernstein Global Dollar Government Portfolio - Class A                          --               (1)            (1)
3   AllianceBernstein Global Technology Portfolio - Class A                             20,392          (12,527)         7,865
6   AllianceBernstein Global Technology Portfolio - Class A                             13,007          (10,254)         2,753
3   AllianceBernstein Growth and Income Portfolio - Class A                             10,525          (13,557)        (3,032)
5   AllianceBernstein Growth and Income Portfolio - Class A                             15,479             (929)        14,550
3   AllianceBernstein Growth Portfolio - Class A                                        16,628          (39,374)       (22,746)
1   AllianceBernstein Large Cap Growth Portfolio - Class A                               7,981           (7,839)           142
2   AllianceBernstein Large Cap Growth Portfolio - Class A                                 150              (63)            87
5   AllianceBernstein Large Cap Growth Portfolio - Class A                               3,672             (433)         3,239
6   AllianceBernstein Large Cap Growth Portfolio - Class A                               8,409          (22,167)       (13,758)
2   AllianceBernstein Money Market Portfolio - Class A                                      --             (449)          (449)
2   AllianceBernstein Real Estate Investment Portfolio - Class A                            --              (27)           (27)
6   AllianceBernstein Real Estate Investment Portfolio - Class A                         4,473           (2,728)         1,745
1   AllianceBernstein Small Cap Growth Portfolio - Class A                               5,179          (14,128)        (8,949)
2   AllianceBernstein Small Cap Growth Portfolio - Class A                                 190              (36)           154
1   AllianceBernstein Total Return Portfolio - Class A                                   9,107           (2,044)         7,063
2   AllianceBernstein Total Return Portfolio - Class A                                      --              (52)           (52)
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A             --               (7)            (7)
2   AllianceBernstein Utility Income Portfolio - Class A                                    --               (6)            (6)
6   AllianceBernstein Utility Income Portfolio - Class A                                 2,318           (5,813)        (3,495)
6   American Century VP Capital Appreciation Fund - Class I                              3,603           (2,631)           972
6   American Century VP Income & Growth Fund - Class I                                   4,944           (3,971)           973
5   American Century VP International Fund - Class I                                     2,925             (352)         2,573
4   Anchor Series Trust Asset Allocation Portfolio - Class 1                             8,803           (5,091)         3,712
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1                        35,471          (52,607)       (17,136)
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1                        17,684          (13,984)         3,700
4   Anchor Series Trust Government and Quality Bond Portfolio - Class 1                  9,317          (21,377)       (12,060)
4   Anchor Series Trust Growth Portfolio - Class 1                                      18,227          (14,943)         3,284
6   Anchor Series Trust Growth Portfolio - Class 1                                      10,454           (5,283)         5,171
4   Anchor Series Trust Natural Resources Portfolio - Class 1                            3,069           (1,698)         1,371
6   Anchor Series Trust Natural Resources Portfolio - Class 1                            3,349           (2,255)         1,094
1   Dreyfus Stock Index Fund, Inc. - Initial shares                                     24,449          (36,868)       (12,419)
6   Dreyfus Stock Index Fund, Inc. - Initial shares                                     28,461         (114,020)       (85,559)
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                           7,789           (7,252)           537
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares                          13,855          (13,456)           399
1   Fidelity VIP Asset Manager Portfolio - Initial Class                                 9,443          (12,569)        (3,126)
6   Fidelity VIP Asset Manager Portfolio - Initial Class                                 4,937           (5,511)          (574)
1   Fidelity VIP Contrafund Portfolio - Initial Class                                   13,819           (7,956)         5,863
5   Fidelity VIP Contrafund Portfolio - Initial Class                                   16,775             (921)        15,854
6   Fidelity VIP Contrafund Portfolio - Initial Class                                   18,753           (9,422)         9,331
1   Fidelity VIP Growth Portfolio - Initial Class                                       23,232          (43,004)       (19,772)
6   Fidelity VIP Growth Portfolio - Initial Class                                       14,001          (12,671)         1,330
1   Fidelity VIP High Income Portfolio - Initial Class                                   3,964           (6,184)        (2,220)
6   Fidelity VIP High Income Portfolio - Initial Class                                   2,293           (1,783)           510
5   Fidelity VIP Index 500 Portfolio - Initial Class                                     2,041           (3,974)        (1,933)
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         5,530           (5,547)           (17)
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         3,186           (4,915)        (1,729)
AIG LIFE INSURANCE COMPANY

                                  VA II - 35

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                     Accumulation Accumulation Units Net Increase
Sub-accounts                                                                         Units Issued      Redeemed       (Decrease)
---------------------------------------------------------------------------------    ------------ ------------------ ------------
1   Fidelity VIP Money Market Portfolio - Initial Class                                 15,793         (28,881)        (13,088)
6   Fidelity VIP Money Market Portfolio - Initial Class                                 21,374         (50,713)        (29,339)
1   Fidelity VIP Overseas Portfolio - Initial Class                                     11,415          (4,190)          7,225
5   Franklin Templeton - Templeton Foreign Securities Fund - Class 2                    14,001            (181)         13,820
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1               10,045          (2,512)          7,533
6   JPMorgan Bond Portfolio                                                              4,055          (1,863)          2,192
6   JPMorgan U.S. Large Cap Core Equity Portfolio                                        1,788          (1,478)            310
5   Mercury Basic Value V.I. Fund - Class I                                              9,872            (128)          9,744
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                       8,388            (773)          7,615
6   Neuberger Berman AMT Partners Portfolio - Class I                                    2,438         (14,407)        (11,969)
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares                           9,646          (8,274)          1,372
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                                10,385         (11,172)           (787)
5   PIMCO VIT Real Return Portfolio - Administrative Class                                  --            (599)           (599)
5   PIMCO VIT Total Return Portfolio - Administrative Class                             12,244            (158)         12,086
4   SunAmerica - Aggressive Growth Portfolio - Class 1                                  36,081         (33,591)          2,490
6   SunAmerica - Aggressive Growth Portfolio - Class 1                                   8,887         (13,085)         (4,198)
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                                34,986         (15,556)         19,430
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                                 9,276          (6,551)          2,725
4   SunAmerica Alliance Growth Portfolio                                                88,232         (80,529)          7,703
6   SunAmerica Alliance Growth Portfolio                                                13,631         (12,114)          1,517
4   SunAmerica Blue Chip Growth Portfolio                                                4,413          (3,108)          1,305
4   SunAmerica Cash Management Portfolio                                                87,896         (40,806)         47,090
4   SunAmerica Corporate Bond Portfolio                                                  3,860         (13,320)         (9,460)
4   SunAmerica Davis Venture Value Portfolio                                            30,441         (27,604)          2,837
4   SunAmerica "Dogs" of Wall Street Portfolio                                           8,809          (3,032)          5,777
4   SunAmerica Emerging Markets Portfolio                                                7,543         (11,764)         (4,221)
4   SunAmerica Federated American Leaders Portfolio                                      9,147          (7,990)          1,157
4   SunAmerica Global Bond Portfolio                                                     4,946          (3,797)          1,149
6   SunAmerica Global Bond Portfolio                                                     2,434         (11,122)         (8,688)
4   SunAmerica Global Equities Portfolio                                                12,641         (17,807)         (5,166)
4   SunAmerica Goldman Sachs Research Portfolio                                          1,158            (633)            525
4   SunAmerica Growth Opportunities Portfolio                                            3,025          (7,855)         (4,830)
4   SunAmerica Growth-Income Portfolio                                                  33,023         (39,499)         (6,476)
6   SunAmerica Growth-Income Portfolio                                                  22,254         (16,678)          5,576
4   SunAmerica High-Yield Bond Portfolio                                                 3,946          (3,849)             97
4   SunAmerica International Diversified Equities Portfolio                             18,117         (11,484)          6,633
4   SunAmerica International Growth and Income Portfolio                                14,909         (11,801)          3,108
6   SunAmerica Marsico Growth Portfolio                                                 12,372          (7,397)          4,975
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                              10,940          (9,546)          1,394
4   SunAmerica MFS Mid-Cap Growth Portfolio                                             32,815         (33,523)           (708)
6   SunAmerica MFS Mid-Cap Growth Portfolio                                             29,486         (32,088)         (2,602)
4   SunAmerica MFS Total Return Portfolio                                               20,396         (14,065)          6,331
4   SunAmerica Putnam Growth: Voyager Portfolio                                         29,748         (26,072)          3,676
4   SunAmerica Real Estate Portfolio                                                     4,786          (9,874)         (5,088)
4   SunAmerica Technology Portfolio                                                     12,536         (18,833)         (6,297)
4   SunAmerica Telecom Utility Portfolio                                                 7,567          (3,147)          4,420
4   SunAmerica Worldwide High Income Portfolio                                           2,662            (399)          2,263
5   UIF Core Plus Fixed Income Portfolio - Class I                                       2,258            (286)          1,972
5   UIF Money Market Portfolio - Class I                                                77,509         (76,340)          1,169
5   UIF U.S. Mid Cap Value Portfolio - Class I                                           4,540            (550)          3,990
5   VALIC Company I - International Equities Fund                                        8,589            (117)          8,472
5   VALIC Company I - Small Cap Index Fund                                                  --          (1,035)         (1,035)

                                  VA II - 36

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2005.

                                                                                     Accumulation Accumulation Units Net Increase
Sub-accounts                                                                         Units Issued      Redeemed       (Decrease)
---------------------------------------------------------------------------------    ------------ ------------------ ------------
1   Van Eck Worldwide Emerging Markets Fund                                              7,060          (2,794)          4,266
1   Van Eck Worldwide Hard Assets Fund                                                   4,460          (1,512)          2,948
5   Vanguard VIF Total Bond Market Index Portfolio                                      12,321            (159)         12,162

Footnotes
1  Variable Universal Life Policy product.
2  Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
5  Executive Advantage product.
6  Gemstone Life product.

                                  VA II - 37

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                                     Accumulation Accumulation Units Net Increase
Sub-accounts                                                                         Units Issued      Redeemed       (Decrease)
---------------------------------------------------------------------------------    ------------ ------------------ ------------
1   AIM V.I. Capital Appreciation Fund - Series I                                        7,037          (8,677)         (1,640)
6   AIM V.I. Capital Appreciation Fund - Series I                                        4,259          (4,020)            239
1   AIM V.I. International Growth Fund - Series I                                        7,577          (9,109)         (1,532)
6   AIM V.I. International Growth Fund - Series I                                        4,633          (2,531)          2,102
1   AllianceBernstein Global Bond Portfolio - Class A                                    1,638          (1,093)            545
2   AllianceBernstein Global Dollar Government Portfolio - Class A                          --              --              --
3   AllianceBernstein Growth and Income Portfolio - Class A                             11,301         (12,764)         (1,463)
5   AllianceBernstein Growth and Income Portfolio - Class A                             19,427            (703)         18,724
3   AllianceBernstein Growth Portfolio - Class A                                        18,387         (19,039)           (652)
2   AllianceBernstein Money Market Portfolio - Class A                                      38          (1,836)         (1,798)
1   AllianceBernstein Premier Growth Portfolio - Class A                                10,420         (10,051)            369
2   AllianceBernstein Premier Growth Portfolio - Class A                                   153             (55)             98
5   AllianceBernstein Premier Growth Portfolio - Class A                                 8,237            (404)          7,833
6   AllianceBernstein Premier Growth Portfolio - Class A                                11,644          (9,257)          2,387
2   AllianceBernstein Real Estate Investment Portfolio - Class A                            --             (24)            (24)
6   AllianceBernstein Real Estate Investment Portfolio - Class A                         2,769          (2,155)            614
1   AllianceBernstein Small Cap Growth Portfolio - Class A                               6,999          (3,895)          3,104
2   AllianceBernstein Small Cap Growth Portfolio - Class A                                 198             (32)            166
3   AllianceBernstein Technology Portfolio - Class A                                    18,475         (19,298)           (823)
6   AllianceBernstein Technology Portfolio - Class A                                    13,461          (9,352)          4,109
1   AllianceBernstein Total Return Portfolio - Class A                                   3,841         (11,843)         (8,002)
2   AllianceBernstein Total Return Portfolio - Class A                                      --             (50)            (50)
2   AllianceBernstein U.S. Government/High Grade Securities Portfolio - Class A             --              (7)             (7)
2   AllianceBernstein Utility Income Portfolio - Class A                                    --              (6)             (6)
6   AllianceBernstein Utility Income Portfolio - Class A                                 3,259          (4,391)         (1,132)
6   American Century VP Capital Appreciation Fund - Class I                              2,841          (1,484)          1,357
6   American Century VP Income & Growth Fund - Class I                                   6,518          (2,322)          4,196
5   American Century VP International Fund - Class I                                     5,566            (311)          5,255
4   Anchor Series Trust Asset Allocation Portfolio - Class 1                             7,594          (4,189)          3,405
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1                        69,709         (35,268)         34,441
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1                        19,468         (11,491)          7,977
4   Anchor Series Trust Government and Quality Bond Portfolio - Class 1                 10,269          (9,231)          1,038
4   Anchor Series Trust Growth Portfolio - Class 1                                      29,606         (26,080)          3,526
6   Anchor Series Trust Growth Portfolio - Class 1                                      10,186          (6,615)          3,571
4   Anchor Series Trust Natural Resources Portfolio - Class 1                            6,394          (2,020)          4,374
6   Anchor Series Trust Natural Resources Portfolio - Class 1                            3,657          (2,300)          1,357
1   Dreyfus Stock Index Fund, Inc. - Initial shares                                     24,041         (25,942)         (1,901)
6   Dreyfus Stock Index Fund, Inc. - Initial shares                                     56,340         (89,744)        (33,404)
1   Dreyfus VIF Small Company Stock Portfolio - Initial shares                           9,653          (4,421)          5,232
6   Dreyfus VIF Small Company Stock Portfolio - Initial shares                          11,151          (5,142)          6,009
1   Fidelity VIP Asset Manager Portfolio - Initial Class                                 6,175         (13,617)         (7,442)
6   Fidelity VIP Asset Manager Portfolio - Initial Class                                 6,030          (3,240)          2,790
1   Fidelity VIP Contrafund Portfolio - Initial Class                                    8,225          (8,615)           (390)
5   Fidelity VIP Contrafund Portfolio - Initial Class                                   18,237            (705)         17,532
6   Fidelity VIP Contrafund Portfolio - Initial Class                                   12,549          (6,496)          6,053
1   Fidelity VIP Growth Portfolio - Initial Class                                       23,897         (28,645)         (4,748)
6   Fidelity VIP Growth Portfolio - Initial Class                                       14,532          (7,306)          7,226
1   Fidelity VIP High Income Portfolio - Initial Class                                   4,514          (3,816)            698
6   Fidelity VIP High Income Portfolio - Initial Class                                   1,432          (1,508)            (76)
5   Fidelity VIP Index 500 Portfolio - Initial Class                                    27,197            (381)         26,816
1   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         3,660         (10,201)         (6,541)
6   Fidelity VIP Investment Grade Bond Portfolio - Initial Class                         5,223          (2,455)          2,768

                                  VA II - 38

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                                     Accumulation Accumulation Units Net Increase
Sub-accounts                                                                         Units Issued      Redeemed       (Decrease)
---------------------------------------------------------------------------------    ------------ ------------------ ------------
1   Fidelity VIP Money Market Portfolio - Initial Class                                  7,783          (19,934)       (12,151)
6   Fidelity VIP Money Market Portfolio - Initial Class                                 35,797          (33,695)         2,102
1   Fidelity VIP Overseas Portfolio - Initial Class                                      3,955           (7,200)        (3,245)
6   Franklin Templeton - Templeton Global Asset Allocation Fund - Class 1                4,504           (2,340)         2,164
6   JPMorgan Bond Portfolio                                                              1,523           (5,371)        (3,848)
6   JPMorgan U.S. Large Cap Core Equity Portfolio                                        1,724           (1,682)            42
6   Neuberger Berman AMT Limited Maturity Bond Portfolio - Class I                       1,117             (575)           542
6   Neuberger Berman AMT Partners Portfolio - Class I                                      981          (13,167)       (12,186)
6   Oppenheimer Global Securities Fund/VA - Non-Service Shares                          12,612           (6,096)         6,516
6   Oppenheimer Main Street Fund/VA - Non-Service Shares                                 9,079           (6,457)         2,622
5   PIMCO VIT Real Return Portfolio - Administrative Class                              19,598             (133)        19,465
4   SunAmerica - Aggressive Growth Portfolio - Class 1                                  42,951          (35,388)         7,563
6   SunAmerica - Aggressive Growth Portfolio - Class 1                                  10,667           (8,725)         1,942
4   SunAmerica - SunAmerica Balanced Portfolio - Class 1                                28,645          (14,259)        14,386
6   SunAmerica - SunAmerica Balanced Portfolio - Class 1                                 7,255           (8,364)        (1,109)
4   SunAmerica Alliance Growth Portfolio                                               100,708         (104,719)        (4,011)
6   SunAmerica Alliance Growth Portfolio                                                12,920          (10,918)         2,002
4   SunAmerica Blue Chip Growth Portfolio                                                6,089           (1,986)         4,103
4   SunAmerica Cash Management Portfolio                                                39,834          (97,458)       (57,624)
4   SunAmerica Corporate Bond Portfolio                                                  6,565           (3,305)         3,260
4   SunAmerica Davis Venture Value Portfolio                                            35,031          (32,414)         2,617
4   SunAmerica "Dogs" of Wall Street Portfolio                                          17,288           (3,219)        14,069
4   SunAmerica Emerging Markets Portfolio                                               12,678          (16,889)        (4,211)
4   SunAmerica Federated American Leaders Portfolio                                      6,388           (7,799)        (1,411)
4   SunAmerica Global Bond Portfolio                                                    10,924           (2,218)         8,706
6   SunAmerica Global Bond Portfolio                                                       562           (9,820)        (9,258)
4   SunAmerica Global Equities Portfolio                                                19,324          (18,039)         1,285
4   SunAmerica Goldman Sachs Research Portfolio                                            515             (572)           (57)
4   SunAmerica Growth Opportunities Portfolio                                            4,255           (3,165)         1,090
4   SunAmerica Growth-Income Portfolio                                                  41,428          (57,199)       (15,771)
6   SunAmerica Growth-Income Portfolio                                                  20,707          (14,220)         6,487
4   SunAmerica High-Yield Bond Portfolio                                                 2,461           (3,037)          (576)
4   SunAmerica International Diversified Equities Portfolio                             21,294          (16,804)         4,490
4   SunAmerica International Growth and Income Portfolio                                37,126          (25,281)        11,845
6   SunAmerica Marsico Growth Portfolio                                                  7,756          (10,783)        (3,027)
4   SunAmerica MFS Massachusetts Investors Trust Portfolio                              11,799          (19,854)        (8,055)
4   SunAmerica MFS Mid-Cap Growth Portfolio                                             48,184          (26,451)        21,733
6   SunAmerica MFS Mid-Cap Growth Portfolio                                             32,913          (26,889)         6,024
4   SunAmerica MFS Total Return Portfolio                                               23,705          (17,880)         5,825
4   SunAmerica Putnam Growth: Voyager Portfolio                                         33,476          (40,609)        (7,133)
4   SunAmerica Real Estate Portfolio                                                    13,510           (3,448)        10,062
4   SunAmerica Technology Portfolio                                                     17,626          (13,631)         3,995
4   SunAmerica Telecom Utility Portfolio                                                 4,108           (3,068)         1,040
4   SunAmerica Worldwide High Income Portfolio                                             974             (630)           344
5   UIF Core Plus Fixed Income Portfolio - Class I                                       5,634          (10,415)        (4,781)
5   UIF Money Market Portfolio - Class I                                                94,631         (101,857)        (7,226)
5   UIF U.S. Mid Cap Value Portfolio - Class I                                           9,850             (483)         9,367
5   VALIC Company I - Small Cap Index Fund                                              29,319             (199)        29,120
1   Van Eck Worldwide Emerging Markets Fund                                              1,480           (3,151)        (1,671)
1   Van Eck Worldwide Hard Assets Fund                                                   4,773             (506)         4,267

                                  VA II - 39

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note F - Summary of Changes in Units - Continued

Footnotes
1  Variable Universal Life Policy product.
2  Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
5  Executive Advantage product.
6  Gemstone Life product.

                                  VA II - 40

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2005
1   AIM V.I. Capital Appreciation Fund - Series I       41,074 $12.00 $  493,079    0.06%     0.90%      7.86%
6   AIM V.I. Capital Appreciation Fund - Series I       22,678   8.21    186,263    0.06%     0.75%      8.02%
1   AIM V.I. International Growth Fund - Series I       55,489  15.09    837,297    0.68%     0.90%     16.87%
6   AIM V.I. International Growth Fund - Series I       25,913  12.02    311,359    0.68%     0.75%     17.05%
1   AllianceBernstein Global Bond Portfolio - Class A    3,969  13.30     52,787   12.70%     0.90%     -8.48%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                   16  21.12        344    6.23%     0.90%      8.64%
3   AllianceBernstein Global Technology Portfolio -
      Class A *                                         99,454  15.63  1,554,365    0.00%     0.90%      2.94%
6   AllianceBernstein Global Technology Portfolio -
      Class A *                                         53,710   6.33    340,045    0.00%     0.75%      3.09%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                          102,832  29.63  3,047,108    1.46%     0.90%      3.93%
5   AllianceBernstein Growth and Income Portfolio -
      Class A                                           59,374  15.19    902,110    1.60%     0.65%      4.19%
3   AllianceBernstein Growth Portfolio - Class A       139,473  22.29  3,108,494    0.00%     0.90%     10.97%
1   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                         53,529  13.86    742,125    0.00%     0.90%     14.12%
2   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                          1,497  14.22     21,293    0.00%     0.90%     14.12%
5   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                         26,985  14.74    397,735    0.00%     0.65%     14.40%
6   AllianceBernstein Large Cap Growth Portfolio -
      Class A *                                         43,860   8.16    357,817    0.00%     0.75%     14.29%
2   AllianceBernstein Money Market Portfolio - Class A   2,835  11.92     33,798    2.31%     0.90%      1.44%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  169  22.05      3,728    3.15%     0.90%     10.67%
6   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               25,752  22.97    591,627    2.97%     0.75%     10.84%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                           38,242  12.50    478,205    0.00%     0.90%      4.30%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                            1,311  10.09     13,232    0.00%     0.90%      4.30%
1   AllianceBernstein Total Return Portfolio - Class A  31,504  12.31    387,726    2.76%     0.90%      2.98%
2   AllianceBernstein Total Return Portfolio - Class A     304  16.91      5,146    2.56%     0.90%      2.98%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                        40  14.46        577    3.00%     0.90%      1.07%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                               32  18.87        610    2.20%     0.90%     15.02%
6   AllianceBernstein Utility Income Portfolio -
      Class A                                           18,694  10.38    194,003    2.02%     0.75%     15.19%
6   American Century VP Capital Appreciation Fund -
      Class I                                           12,226   8.82    107,869    0.00%     0.75%     21.15%
6   American Century VP Income & Growth Fund - Class I  22,805  10.64    242,689    1.86%     0.75%      3.85%
5   American Century VP International Fund - Class I    21,892  15.18    332,321    1.05%     0.65%     12.52%
4   Anchor Series Trust Asset Allocation Portfolio -
      Class 1                                           34,749  12.82    445,317    3.34%     0.75%      4.19%
4   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                              223,091  13.54  3,020,369    0.28%     0.75%     10.81%
6   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                               87,346  10.00    873,840    0.28%     0.75%     10.81%
4   Anchor Series Trust Government and Quality Bond
      Portfolio - Class 1                               56,029  13.65    764,572    3.84%     0.75%      1.87%
4   Anchor Series Trust Growth Portfolio - Class 1     117,743  11.56  1,360,891    0.88%     0.75%      6.33%
6   Anchor Series Trust Growth Portfolio - Class 1      50,733   9.90    502,450    0.88%     0.75%      6.33%
4   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           15,634  36.42    569,340    0.51%     0.75%     45.03%
6   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           17,537  28.85    505,889    0.51%     0.75%     45.03%
1   Dreyfus Stock Index Fund, Inc. - Initial shares    188,143  23.02  4,331,336    1.59%     0.90%      3.76%
6   Dreyfus Stock Index Fund, Inc. - Initial shares    133,323   9.57  1,275,652    1.55%     0.75%      3.91%
1   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    47,786  14.71    702,950    0.00%     0.90%      0.00%
6   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    54,321  13.20    717,065    0.00%     0.75%      0.15%
1   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             61,429  19.32  1,186,888    2.62%     0.90%      3.11%
6   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             25,200  10.85    273,392    2.62%     0.75%      3.27%
1   Fidelity VIP Contrafund Portfolio - Initial Class   68,012  19.48  1,324,675    0.26%     0.90%     15.89%
5   Fidelity VIP Contrafund Portfolio - Initial Class   59,189  16.96  1,003,673    0.24%     0.65%     16.18%
6   Fidelity VIP Contrafund Portfolio - Initial Class   73,798  13.47    994,399    0.26%     0.75%     16.07%
1   Fidelity VIP Growth Portfolio - Initial Class      172,888  20.20  3,491,592    0.49%     0.90%      4.85%
6   Fidelity VIP Growth Portfolio - Initial Class       63,347   7.99    506,155    0.49%     0.75%      5.01%
1   Fidelity VIP High Income Portfolio - Initial Class  33,503  13.02    436,230   14.50%     0.90%      1.78%
6   Fidelity VIP High Income Portfolio - Initial Class  15,430  12.46    192,281   14.50%     0.75%      1.94%

                                  VA II - 41

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2005 - Continued
5   Fidelity VIP Index 500 Portfolio - Initial Class    35,915 $14.59 $  523,892    1.75%     0.65%      4.15%
1   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     42,951  17.13    735,748    3.64%     0.90%      1.28%
6   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     23,806  12.92    307,477    3.64%     0.75%      1.43%
1   Fidelity VIP Money Market Portfolio - Initial
      Class                                             69,085  13.75    949,958    3.00%     0.90%      2.11%
6   Fidelity VIP Money Market Portfolio - Initial
      Class                                            122,486  10.74  1,315,424    3.00%     0.75%      2.26%
1   Fidelity VIP Overseas Portfolio - Initial Class     41,844  18.39    769,330    0.56%     0.90%     17.98%
5   Franklin Templeton - Templeton Foreign Securities
      Fund - Class 2                                    13,820  12.33    170,399    2.18%     0.65%      9.46%
6   Franklin Templeton - Templeton Global Asset
      Allocation Fund - Class 1                         24,226  13.30    322,152    4.08%     0.75%      3.08%
6   JPMorgan Bond Portfolio                             11,402  12.42    141,611    3.06%     0.75%      2.04%
6   JPMorgan U.S. Large Cap Core Equity Portfolio        8,216   8.86     72,811    1.22%     0.75%      0.60%
5   Mercury Basic Value V.I. Fund - Class I *            9,744  13.06    127,221    2.72%     0.65%      2.27%
6   Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I                               12,080  11.51    139,100    4.24%     0.75%      0.69%
6   Neuberger Berman AMT Partners Portfolio - Class I   29,089  13.48    392,111    0.91%     0.75%     17.17%
6   Oppenheimer Global Securities Fund/VA -
      Non-Service Shares                                50,580  11.04    558,208    0.94%     0.75%     13.46%
6   Oppenheimer Main Street Fund/VA - Non-Service
      Shares                                            61,078  10.07    614,847    1.31%     0.75%      5.19%
5   PIMCO VIT Real Return Portfolio - Administrative
      Class                                             18,866  10.90    205,636    2.75%     0.65%      1.43%
5   PIMCO VIT Total Return Portfolio - Administrative
      Class                                             12,086  10.46    126,376    5.94%     0.65%      1.79%
4   SunAmerica - Aggressive Growth Portfolio - Class 1 163,083  10.87  1,772,880    0.00%     0.75%      7.93%
6   SunAmerica - Aggressive Growth Portfolio - Class 1  41,134   8.30    341,525    0.00%     0.75%      7.93%
4   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                          128,344   9.23  1,184,569    2.61%     0.75%      1.14%
6   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           46,653   8.81    411,112    2.61%     0.75%      1.14%
4   SunAmerica Alliance Growth Portfolio               397,728   8.76  3,485,767    0.39%     0.75%     15.76%
6   SunAmerica Alliance Growth Portfolio                59,119   8.66    512,142    0.39%     0.75%     15.76%
4   SunAmerica Blue Chip Growth Portfolio               19,172   6.12    117,354    0.56%     0.75%      1.78%
4   SunAmerica Cash Management Portfolio               289,382  11.36  3,286,709    0.93%     0.75%      2.02%
4   SunAmerica Corporate Bond Portfolio                 23,192  14.24    330,149    4.26%     0.75%      1.15%
4   SunAmerica Davis Venture Value Portfolio           163,491  20.10  3,285,939    1.04%     0.75%      9.79%
4   SunAmerica "Dogs" of Wall Street Portfolio          40,246  11.29    454,414    2.63%     0.75%     -3.46%
4   SunAmerica Emerging Markets Portfolio               56,485  19.05  1,076,323    0.32%     0.75%     36.19%
4   SunAmerica Federated American Leaders Portfolio     35,026  10.87    380,765    1.59%     0.75%      3.89%
4   SunAmerica Global Bond Portfolio                    20,393  13.11    267,396    3.19%     0.75%      3.81%
6   SunAmerica Global Bond Portfolio                    22,810  12.01    273,842    3.19%     0.75%      3.81%
4   SunAmerica Global Equities Portfolio                63,647   9.61    611,629    0.25%     0.75%     14.93%
4   SunAmerica Goldman Sachs Research Portfolio          3,918   6.94     27,192    0.51%     0.75%      2.83%
4   SunAmerica Growth Opportunities Portfolio           18,327   4.90     89,792    0.00%     0.75%      6.85%
4   SunAmerica Growth-Income Portfolio                 164,983  10.20  1,682,909    0.55%     0.75%      6.40%
6   SunAmerica Growth-Income Portfolio                 104,979   9.46    993,272    0.55%     0.75%      6.40%
4   SunAmerica High-Yield Bond Portfolio                15,408  13.29    204,746   10.94%     0.75%      8.06%
4   SunAmerica International Diversified Equities
      Portfolio                                         78,996   8.91    704,110    1.56%     0.75%     12.93%
4   SunAmerica International Growth and Income
      Portfolio                                         90,664  12.33  1,117,603    0.90%     0.75%     13.44%
6   SunAmerica Marsico Growth Portfolio                 52,573  11.86    623,339    0.00%     0.75%      9.89%
4   SunAmerica MFS Massachusetts Investors Trust
      Portfolio                                         66,135   9.66    638,547    0.82%     0.75%      6.92%
4   SunAmerica MFS Mid-Cap Growth Portfolio            172,631  10.28  1,775,161    0.00%     0.75%      2.42%
6   SunAmerica MFS Mid-Cap Growth Portfolio            134,553   6.23    838,412    0.00%     0.75%      2.42%
4   SunAmerica MFS Total Return Portfolio               86,527  14.24  1,232,316    2.27%     0.75%      2.28%
4   SunAmerica Putnam Growth: Voyager Portfolio        143,087   7.51  1,074,314    0.62%     0.75%      5.28%
4   SunAmerica Real Estate Portfolio                    35,363  25.24    892,461    1.86%     0.75%     12.45%
4   SunAmerica Technology Portfolio                     45,299   2.47    112,030    0.00%     0.75%     -0.95%
4   SunAmerica Telecom Utility Portfolio                19,323   8.37    161,825    4.76%     0.75%      5.73%

                                  VA II - 42

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2005 - Continued
4   SunAmerica Worldwide High Income Portfolio           7,746 $14.59 $  112,975    9.03%     0.75%      6.51%
5   UIF Core Plus Fixed Income Portfolio - Class I      17,755  11.52    204,470    3.73%     0.65%      3.54%
5   UIF Money Market Portfolio - Class I                11,675  10.22    119,312    2.73%     0.65%      2.00%
5   UIF U.S. Mid Cap Value Portfolio - Class I          34,198  17.63    602,810    0.32%     0.65%     11.58%
5   VALIC Company I - International Equities Fund        8,472  15.89    134,650    2.76%     0.65%     16.23%
5   VALIC Company I - Small Cap Index Fund              28,085  14.78    414,984    0.92%     0.65%      3.59%
1   Van Eck Worldwide Emerging Markets Fund             25,468  16.20    412,635    0.67%     0.90%     30.82%
1   Van Eck Worldwide Hard Assets Fund                  14,006  23.36    327,222    0.29%     0.90%     50.32%
5   Vanguard VIF Total Bond Market Index Portfolio      12,162  10.41    126,559    6.67%     0.65%      1.74%

2004
1   AIM V.I. Capital Appreciation Fund - Series I       41,856  11.13    465,833    0.00%     0.90%      5.67%
6   AIM V.I. Capital Appreciation Fund - Series I       22,503   7.60    171,092    0.00%     0.75%      5.83%
1   AIM V.I. International Growth Fund - Series I       50,235  12.91    648,573    0.64%     0.90%     22.89%
6   AIM V.I. International Growth Fund - Series I       22,104  10.27    226,907    0.64%     0.75%     23.08%
1   AllianceBernstein Global Bond Portfolio - Class A    4,488  14.53     65,216    6.19%     0.90%      8.65%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                   17  19.44        326    7.01%     0.90%      9.13%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                          105,864  28.51  3,018,341    0.89%     0.90%     10.46%
5   AllianceBernstein Growth and Income Portfolio -
      Class A                                           44,824  14.58    653,664    0.95%     0.65%     10.74%
3   AllianceBernstein Growth Portfolio - Class A       162,219  20.08  3,258,112    0.00%     0.90%     13.71%
2   AllianceBernstein Money Market Portfolio - Class A   3,284  11.75     38,591    0.65%     0.90%     -0.18%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                           53,387  12.15    648,589    0.00%     0.90%      7.65%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            1,410  12.46     17,575    0.00%     0.90%      7.65%
5   AllianceBernstein Premier Growth Portfolio -
      Class A                                           23,746  12.88    305,936    0.00%     0.65%      7.92%
6   AllianceBernstein Premier Growth Portfolio -
      Class A                                           57,618   7.14    411,292    0.00%     0.75%      7.81%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  196  19.92      3,902    2.24%     0.90%     34.41%
6   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               24,007  20.73    497,595    2.16%     0.75%     34.61%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                         47,191  11.99    565,796    0.00%     0.90%     13.53%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A *                                          1,157   9.68     11,199    0.00%     0.90%     13.53%
3   AllianceBernstein Technology Portfolio - Class A    91,589  15.18  1,390,617    0.00%     0.90%      4.51%
6   AllianceBernstein Technology Portfolio - Class A    50,957   6.14    312,944    0.00%     0.75%      4.67%
1   AllianceBernstein Total Return Portfolio - Class A  24,441  11.95    292,103    2.47%     0.90%      8.10%
2   AllianceBernstein Total Return Portfolio - Class A     356  16.42      5,848    2.19%     0.90%      8.10%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                        47  14.31        672    2.88%     0.90%      2.84%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                               38  16.41        624    2.13%     0.90%     23.21%
6   AllianceBernstein Utility Income Portfolio -
      Class A                                           22,189   9.01    199,908    1.94%     0.75%     23.40%
6   American Century VP Capital Appreciation Fund -
      Class I                                           11,254   7.28     81,959    0.00%     0.75%      6.78%
6   American Century VP Income & Growth Fund - Class I  21,832  10.25    223,717    1.23%     0.75%     12.15%
5   American Century VP International Fund - Class I    19,319  13.49    260,619    0.51%     0.65%     14.18%
4   Anchor Series Trust Asset Allocation Portfolio -
      Class 1                                           31,037  12.30    381,745    2.79%     0.75%      9.51%
4   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                              240,227  12.22  2,934,964    0.00%     0.75%      8.30%
6   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                               83,646   9.03    755,154    0.00%     0.75%      8.30%
4   Anchor Series Trust Government and Quality Bond
      Portfolio - Class 1                               68,089  13.40    912,051    4.68%     0.75%      2.64%
4   Anchor Series Trust Growth Portfolio - Class 1     114,459  10.87  1,244,228    0.57%     0.75%     10.03%
6   Anchor Series Trust Growth Portfolio - Class 1      45,562   9.31    424,393    0.57%     0.75%     10.03%
4   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           14,263  25.11    358,142    0.77%     0.75%     24.11%
6   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           16,443  19.89    327,059    0.77%     0.75%     24.11%
1   Dreyfus Stock Index Fund, Inc. - Initial shares    200,562  22.19  4,450,084    1.78%     0.90%      9.65%
6   Dreyfus Stock Index Fund, Inc. - Initial shares    218,882   9.21  2,015,453    1.81%     0.75%      9.81%
1   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    47,249  14.71    695,019    0.00%     0.90%     17.46%
6   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    53,922  13.18    710,706    0.00%     0.75%     17.63%
1   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             64,555  18.74  1,209,626    2.76%     0.90%      4.52%

                                  VA II - 43

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2004 - Continued
6   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             25,774 $10.51 $  270,766    2.76%     0.75%      4.68%
1   Fidelity VIP Contrafund Portfolio - Initial Class   62,149  16.81  1,044,492    0.32%     0.90%     14.44%
5   Fidelity VIP Contrafund Portfolio - Initial Class   43,335  14.60    632,487    0.31%     0.65%     14.73%
6   Fidelity VIP Contrafund Portfolio - Initial Class   64,467  11.61    748,429    0.32%     0.75%     14.61%
1   Fidelity VIP Growth Portfolio - Initial Class      192,660  19.26  3,710,779    0.26%     0.90%      2.45%
6   Fidelity VIP Growth Portfolio - Initial Class       62,017   7.61    471,880    0.26%     0.75%      2.61%
1   Fidelity VIP High Income Portfolio - Initial Class  35,723  12.79    456,984    7.92%     0.90%      8.61%
6   Fidelity VIP High Income Portfolio - Initial Class  14,920  12.22    182,394    7.92%     0.75%      8.77%
5   Fidelity VIP Index 500 Portfolio - Initial Class    37,848  14.01    530,116    0.50%     0.65%      9.90%
1   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     42,968  16.91    726,746    4.12%     0.90%      3.52%
6   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     25,535  12.73    325,156    4.12%     0.75%      3.67%
1   Fidelity VIP Money Market Portfolio - Initial
      Class                                             82,173  13.47  1,106,569    1.16%     0.90%      0.30%
6   Fidelity VIP Money Market Portfolio - Initial
      Class                                            151,825  10.50  1,594,410    1.16%     0.75%      0.45%
1   Fidelity VIP Overseas Portfolio - Initial Class     34,619  15.58    539,482    1.14%     0.90%     12.62%
6   Franklin Templeton - Templeton Global Asset
      Allocation Fund - Class 1                         16,693  12.90    215,348    2.40%     0.75%     15.07%
6   JPMorgan Bond Portfolio                              9,210  12.17    112,100    3.61%     0.75%      3.51%
6   JPMorgan U.S. Large Cap Core Equity Portfolio        7,906   8.81     69,650    0.75%     0.75%      8.67%
6   Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I                                4,465  11.44     51,059    3.96%     0.75%      0.03%
6   Neuberger Berman AMT Partners Portfolio - Class I   41,058  11.50    472,365    0.01%     0.75%     18.09%
6   Oppenheimer Global Securities Fund/VA -
      Non-Service Shares                                49,208   9.73    478,659    1.10%     0.75%     18.27%
6   Oppenheimer Main Street Fund/VA - Non-Service
      Shares                                            61,865   9.57    592,065    0.77%     0.75%      8.64%
5   PIMCO VIT Real Return Portfolio - Administrative
      Class                                             19,465  10.75    209,172    0.80%     0.65%      8.21%
4   SunAmerica - Aggressive Growth Portfolio - Class 1 160,593  10.07  1,617,590    0.00%     0.75%     15.91%
6   SunAmerica - Aggressive Growth Portfolio - Class 1  45,332   7.69    348,732    0.00%     0.75%     15.91%
4   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                          108,914   9.13    993,938    1.59%     0.75%      5.98%
6   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           43,928   8.71    382,752    1.59%     0.75%      5.98%
4   SunAmerica Alliance Growth Portfolio               390,025   7.57  2,953,003    0.31%     0.75%      7.14%
6   SunAmerica Alliance Growth Portfolio                57,602   7.48    431,077    0.31%     0.75%      7.14%
4   SunAmerica Blue Chip Growth Portfolio               17,867   6.01    107,454    0.15%     0.75%      4.45%
4   SunAmerica Cash Management Portfolio               242,292  11.13  2,697,266    0.75%     0.75%      0.06%
4   SunAmerica Corporate Bond Portfolio                 32,652  14.07    459,531    5.05%     0.75%      6.02%
4   SunAmerica Davis Venture Value Portfolio           160,654  18.31  2,941,081    0.87%     0.75%     12.67%
4   SunAmerica "Dogs" of Wall Street Portfolio          34,469  11.70    403,134    2.88%     0.75%      8.81%
4   SunAmerica Emerging Markets Portfolio               60,706  13.99    849,391    1.05%     0.75%     23.58%
4   SunAmerica Federated American Leaders Portfolio     33,869  10.46    354,376    1.46%     0.75%      9.07%
4   SunAmerica Global Bond Portfolio                    19,244  12.63    243,074    0.00%     0.75%      3.19%
6   SunAmerica Global Bond Portfolio                    31,498  11.56    364,263    0.00%     0.75%      3.19%
4   SunAmerica Global Equities Portfolio                68,813   8.36    575,380    0.30%     0.75%     11.03%
4   SunAmerica Goldman Sachs Research Portfolio          3,393   6.75     22,902    0.00%     0.75%     12.17%
4   SunAmerica Growth Opportunities Portfolio           23,157   4.59    106,181    0.00%     0.75%      5.38%
4   SunAmerica Growth-Income Portfolio                 171,459   9.59  1,643,701    0.67%     0.75%     10.70%
6   SunAmerica Growth-Income Portfolio                  99,403   8.89    883,906    0.67%     0.75%     10.70%
4   SunAmerica High-Yield Bond Portfolio                15,311  12.30    188,281    9.05%     0.75%     16.59%
4   SunAmerica International Diversified Equities
      Portfolio                                         72,363   7.89    571,130    2.50%     0.75%     15.62%
4   SunAmerica International Growth and Income
      Portfolio                                         87,556  10.87    951,467    1.09%     0.75%     19.96%
6   SunAmerica Marsico Growth Portfolio                 47,598  10.79    513,561    0.00%     0.75%     10.42%
4   SunAmerica MFS Massachusetts Investors Trust
      Portfolio                                         64,741   9.03    584,621    0.77%     0.75%     11.03%
4   SunAmerica MFS Mid-Cap Growth Portfolio            173,339  10.04  1,740,354    0.00%     0.75%     13.24%
6   SunAmerica MFS Mid-Cap Growth Portfolio            137,155   6.08    834,453    0.00%     0.75%     13.24%
4   SunAmerica MFS Total Return Portfolio               80,196  13.92  1,116,698    0.18%     0.75%     10.47%
4   SunAmerica Putnam Growth: Voyager Portfolio        139,411   7.13    994,236    0.13%     0.75%      4.22%
4   SunAmerica Real Estate Portfolio                    40,451  22.44    907,836    2.99%     0.75%     33.56%
4   SunAmerica Technology Portfolio                     51,596   2.50    128,826    0.00%     0.75%     -3.25%

                                  VA II - 44

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                   Investment
                                                                 Unit                Income    Expense    Total
Sub-accounts                                            Units    Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   -------   ------ ---------- ---------- --------- ----------
2004 - Continued
4   SunAmerica Telecom Utility Portfolio                14,903   $ 7.92 $  118,043    5.15%     0.75%     15.90%
4   SunAmerica Worldwide High Income Portfolio           5,483    13.69     75,085    6.38%     0.75%      8.60%
5   UIF Core Plus Fixed Income Portfolio - Class I      15,783    11.12    175,541    3.34%     0.65%      3.69%
5   UIF Money Market Portfolio - Class I                10,506    10.02    105,254    1.20%     0.65%      0.13%
5   UIF U.S. Mid Cap Value Portfolio - Class I          30,208    15.80    477,207    0.02%     0.65%     13.85%
5   VALIC Company I - Small Cap Index Fund              29,120    14.26    415,340    0.39%     0.65%     17.13%
1   Van Eck Worldwide Emerging Markets Fund             21,202    12.39    262,592    0.50%     0.90%     24.76%
1   Van Eck Worldwide Hard Assets Fund                  11,058    15.54    171,863    0.28%     0.90%     22.87%

2003
1   AIM V.I. Capital Appreciation Fund - Series I       43,496    10.53    458,103    0.00%     0.90%     28.36%
6   AIM V.I. Capital Appreciation Fund - Series I       22,264     7.18    159,954    0.00%     0.75%     28.55%
1   AIM V.I. International Growth Fund - Series I       51,767    10.51    543,841    0.51%     0.90%     27.91%
6   AIM V.I. International Growth Fund - Series I       20,002     8.34    166,825    0.51%     0.75%     28.10%
1   AllianceBernstein Global Bond Portfolio - Class A    3,943    13.38     52,741    5.54%     0.90%     12.25%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                   17    17.81        310    5.48%     0.90%     32.21%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                          107,327    25.81  2,770,192    1.09%     0.90%     31.32%
5   AllianceBernstein Growth and Income Portfolio -
      Class A                                           26,100    13.17    343,697    1.24%     0.65%     31.65%
3   AllianceBernstein Growth Portfolio - Class A       162,871    17.66  2,876,910    0.00%     0.90%     33.85%
2   AllianceBernstein Money Market Portfolio - Class A   5,082    11.77     59,832    0.64%     0.90%     -0.37%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                           53,018    11.29    598,364    0.00%     0.90%     22.56%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            1,312    11.58     15,194    0.00%     0.90%     22.56%
5   AllianceBernstein Premier Growth Portfolio -
      Class A                                           15,913    11.94    189,978    0.00%     0.65%     22.87%
6   AllianceBernstein Premier Growth Portfolio -
      Class A                                           55,231     6.62    365,701    0.00%     0.75%     22.74%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  220    14.82      3,264    3.00%     0.90%     38.05%
6   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               23,393    15.40    360,192    2.68%     0.75%     38.26%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                           44,087    10.56    465,600    0.00%     0.90%     47.57%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                              991     8.52      8,450    0.00%     0.90%     47.57%
3   AllianceBernstein Technology Portfolio - Class A    92,412    14.53  1,342,541    0.00%     0.90%     42.79%
6   AllianceBernstein Technology Portfolio - Class A    46,848     5.87    274,882    0.00%     0.75%     43.01%
1   AllianceBernstein Total Return Portfolio - Class A  32,443    11.06    358,692    2.80%     0.90%     17.99%
2   AllianceBernstein Total Return Portfolio - Class A     406    15.19      6,168    2.98%     0.90%     17.99%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                        54    13.92        751    3.36%     0.90%      2.95%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                               44    13.32        582    3.56%     0.90%     18.81%
6   AllianceBernstein Utility Income Portfolio -
      Class A                                           23,321     7.30    170,267    3.12%     0.75%     18.99%
6   American Century VP Capital Appreciation Fund -
      Class I                                            9,897     6.82     67,499    0.00%     0.75%     19.57%
6   American Century VP Income & Growth Fund - Class I  17,636     9.14    161,141    1.15%     0.75%     28.39%
5   American Century VP International Fund - Class I    14,064    11.82    166,167    0.45%     0.65%     23.70%
4   Anchor Series Trust Asset Allocation Portfolio -
      Class 1                                           27,632    11.23    310,356    0.00%     0.75%      4.12%
4   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                              205,786    11.28  2,321,583    0.00%     0.75%     31.26%
6   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                               75,669     8.34    630,806    0.00%     0.75%     31.26%
4   Anchor Series Trust Government and Quality Bond
      Portfolio - Class 1                               67,051    13.05    875,095    4.56%     0.75%      1.75%
4   Anchor Series Trust Growth Portfolio - Class 1     110,933     9.88  1,096,020    0.52%     0.75%     28.95%
6   Anchor Series Trust Growth Portfolio - Class 1      41,991     8.47    355,492    0.52%     0.75%     28.95%
4   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                            9,889    20.23    200,082    0.67%     0.75%     46.61%
6   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           15,086    16.03    241,783    0.67%     0.75%     46.61%
1   Dreyfus Stock Index Fund, Inc. - Initial shares    202,463    20.24  4,096,944    1.48%     0.90%     27.21%
6   Dreyfus Stock Index Fund, Inc. - Initial shares    252,286     8.39  2,115,430    1.50%     0.75%     27.41%
1   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    42,017    12.52    526,202    0.11%     0.90%     41.66%
6   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    47,913    11.20    536,839    0.10%     0.75%     41.87%

                                  VA II - 45

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2003 - Continued
1   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             71,997 $17.93 $1,290,678    3.62%     0.90%     16.92%
6   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             22,984  10.04    230,661    3.62%     0.75%     17.09%
1   Fidelity VIP Contrafund Portfolio - Initial Class   62,539  14.69    918,399    0.43%     0.90%     27.31%
5   Fidelity VIP Contrafund Portfolio - Initial Class   25,803  12.72    328,255    0.24%     0.65%     27.63%
6   Fidelity VIP Contrafund Portfolio - Initial Class   58,414  10.13    591,692    0.43%     0.75%     27.50%
1   Fidelity VIP Growth Portfolio - Initial Class      197,408  18.80  3,711,243    0.26%     0.90%     31.66%
6   Fidelity VIP Growth Portfolio - Initial Class       54,791   7.42    406,310    0.26%     0.75%     31.86%
1   Fidelity VIP High Income Portfolio - Initial Class  35,025  11.78    412,529    6.38%     0.90%     26.13%
6   Fidelity VIP High Income Portfolio - Initial Class  14,996  11.24    168,536    6.38%     0.75%     26.31%
5   Fidelity VIP Index 500 Portfolio - Initial Class    11,032  12.74    140,601    0.69%     0.65%     27.58%
1   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     49,509  16.34    808,916    3.82%     0.90%      4.26%
6   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     22,767  12.28    279,633    3.82%     0.75%      4.42%
1   Fidelity VIP Money Market Portfolio - Initial
      Class                                             94,324  13.43  1,266,366    1.01%     0.90%      0.09%
6   Fidelity VIP Money Market Portfolio - Initial
      Class                                            149,723  10.45  1,565,248    1.01%     0.75%      0.24%
1   Fidelity VIP Overseas Portfolio - Initial Class     37,864  13.84    523,940    0.76%     0.90%     42.09%
6   Franklin Templeton - Templeton Global Asset
      Allocation Fund - Class 1                         14,529  11.21    162,887    2.58%     0.75%     31.32%
6   JPMorgan Bond Portfolio                             13,058  11.76    153,532    2.94%     0.75%      2.94%
6   JPMorgan U.S. Large Cap Core Equity Portfolio        7,864   8.11     63,757    0.68%     0.75%     27.18%
6   Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I                                3,923  11.43     44,847    4.41%     0.75%      1.66%
6   Neuberger Berman AMT Partners Portfolio - Class I   53,244   9.74    518,738    0.00%     0.75%     34.08%
6   Oppenheimer Global Securities Fund/VA -
      Non-Service Shares                                42,692   8.22    351,112    0.63%     0.75%     41.95%
6   Oppenheimer Main Street Fund/VA - Non-Service
      Shares                                            59,243   8.81    521,876    0.89%     0.75%     25.77%
4   SunAmerica - Aggressive Growth Portfolio - Class 1 153,030   8.69  1,329,798    0.00%     0.75%     27.50%
6   SunAmerica - Aggressive Growth Portfolio - Class 1  43,390   6.64    287,972    0.00%     0.75%     27.50%
4   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           94,528   8.61    813,988    2.32%     0.75%     14.26%
6   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           45,037   8.22    370,275    2.32%     0.75%     14.26%
4   SunAmerica Alliance Growth Portfolio               394,036   7.07  2,784,661    0.26%     0.75%     24.87%
6   SunAmerica Alliance Growth Portfolio                55,600   6.99    388,379    0.26%     0.75%     24.87%
4   SunAmerica Asset Allocation Portfolio                   --  10.79         --    8.28%     0.75%     17.31%
4   SunAmerica Blue Chip Growth Portfolio               13,764   5.76     79,253    0.17%     0.75%     25.07%
4   SunAmerica Cash Management Portfolio               299,916  11.13  3,336,603    2.05%     0.75%     -0.08%
4   SunAmerica Corporate Bond Portfolio                 29,392  13.27    390,152    6.51%     0.75%     11.10%
4   SunAmerica Davis Venture Value Portfolio           158,037  16.25  2,567,930    0.85%     0.75%     32.12%
4   SunAmerica "Dogs" of Wall Street Portfolio          20,400  10.75    219,269    2.68%     0.75%     19.13%
4   SunAmerica Emerging Markets Portfolio               64,917  11.32    735,010    0.00%     0.75%     51.45%
4   SunAmerica Federated American Leaders Portfolio     35,280   9.59    338,441    1.47%     0.75%     26.63%
4   SunAmerica Global Bond Portfolio                    10,538  12.24    128,988    0.00%     0.75%      2.78%
6   SunAmerica Global Bond Portfolio                    40,756  11.21    456,764    0.00%     0.75%      2.78%
4   SunAmerica Global Equities Portfolio                67,528   7.53    508,530    0.27%     0.75%     25.58%
4   SunAmerica Goldman Sachs Research Portfolio          3,450   6.02     20,755    0.00%     0.75%     24.29%
4   SunAmerica Growth Opportunities Portfolio           22,067   4.35     96,016    0.00%     0.75%     33.96%
4   SunAmerica Growth-Income Portfolio                 187,230   8.66  1,621,398    1.00%     0.75%     24.70%
6   SunAmerica Growth-Income Portfolio                  92,916   8.03    746,359    1.00%     0.75%     24.70%
4   SunAmerica High-Yield Bond Portfolio                15,887  10.55    167,576    6.50%     0.75%     30.58%
4   SunAmerica International Diversified Equities
      Portfolio                                         67,873   6.83    463,312    4.52%     0.75%     30.82%
4   SunAmerica International Growth and Income
      Portfolio                                         75,711   9.06    685,867    1.41%     0.75%     35.90%
6   SunAmerica Marsico Growth Portfolio                 50,625   9.77    494,676    0.00%     0.75%     29.25%
4   SunAmerica MFS Massachusetts Investors Trust
      Portfolio                                         72,796   8.13    592,074    0.88%     0.75%     21.57%
4   SunAmerica MFS Mid-Cap Growth Portfolio            151,606   8.87  1,344,211    0.00%     0.75%     36.21%

                                  VA II - 46

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                           Investment Expense Total
                                                                         Unit                Income    Ratio  Return
Sub-accounts                                                      Units  Value  Net Assets Ratio (a)    (b)    (c)
--------------------------------------------------------------   ------- ------ ---------- ---------- ------- ------
2003 - Continued
6   SunAmerica MFS Mid-Cap Growth Portfolio                      131,131 $ 5.37 $  704,536    0.00%    0.75%   36.21%
4   SunAmerica MFS Total Return Portfolio                         74,371  12.60    937,397    4.35%    0.75%   15.99%
4   SunAmerica Putnam Growth: Voyager Portfolio                  146,544   6.84  1,002,816    0.26%    0.75%   23.09%
4   SunAmerica Real Estate Portfolio                              30,389  16.80    510,646    2.85%    0.75%   36.96%
4   SunAmerica Technology Portfolio                               47,601   2.58    122,846    0.00%    0.75%   49.63%
4   SunAmerica Telecom Utility Portfolio                          13,863   6.83     94,740    6.31%    0.75%   17.88%
4   SunAmerica Worldwide High Income Portfolio                     5,139  12.61     64,797    9.15%    0.75%   25.00%
5   UIF Core Plus Fixed Income Portfolio - Class I                20,564  10.73    220,579    0.04%    0.65%    3.96%
5   UIF Money Market Portfolio - Class I                          17,732  10.01    177,428    0.73%    0.65%   -0.10%
5   UIF U.S. Mid Cap Value Portfolio - Class I                    20,841  13.88    289,179    0.00%    0.65%   40.59%
1   Van Eck Worldwide Emerging Markets Fund                       22,873   9.93    227,068    0.10%    0.90%   52.81%
1   Van Eck Worldwide Hard Assets Fund                             6,791  12.65     85,905    0.37%    0.90%   43.78%

2002
1   AIM V.I. Capital Appreciation Fund - Series I                 42,363   8.21    347,598    0.00%    0.90%  -25.03%
6   AIM V.I. Capital Appreciation Fund - Series I                 18,966   5.59    105,993    0.00%    0.75%  -24.92%
1   AIM V.I. International Growth Fund - Series I                 55,998   8.21    459,940    0.51%    0.90%  -16.43%
6   AIM V.I. International Growth Fund - Series I                 18,474   6.51    120,286    0.69%    0.75%  -16.30%
1   AllianceBernstein Global Bond Portfolio - Class A              3,055  11.92     36,408    0.87%    0.90%   15.87%
2   AllianceBernstein Global Dollar Government Portfolio -
      Class A                                                         18  13.47        247    7.39%    0.90%   15.10%
3   AllianceBernstein Growth and Income Portfolio - Class A      120,637  19.66  2,371,167    0.63%    0.90%  -22.75%
5   AllianceBernstein Growth and Income Portfolio - Class A       16,792  10.00    167,974    0.77%    0.65%    3.80%
3   AllianceBernstein Growth Portfolio - Class A                 167,575  13.20  2,211,486    0.00%    0.90%  -28.72%
2   AllianceBernstein Money Market Portfolio - Class A            35,714  11.82    421,991    1.16%    0.90%    0.20%
1   AllianceBernstein Premier Growth Portfolio - Class A          50,347   9.21    463,621    0.00%    0.90%  -31.27%
2   AllianceBernstein Premier Growth Portfolio - Class A           1,196   9.45     11,295    0.00%    0.90%  -31.27%
5   AllianceBernstein Premier Growth Portfolio - Class A           7,738   9.72     75,186    0.00%    0.65%   -0.73%
6   AllianceBernstein Premier Growth Portfolio - Class A          44,369   5.39    239,346    0.00%    0.75%  -31.16%
2   AllianceBernstein Real Estate Investment Portfolio -
      Class A                                                        248  10.74      2,664    2.60%    0.90%    1.68%
6   AllianceBernstein Real Estate Investment Portfolio -
      Class A                                                     21,436  11.14    238,728    2.61%    0.75%    1.83%
1   AllianceBernstein Small Cap Growth Portfolio - Class A        40,653   7.16    290,938    0.00%    0.90%  -32.38%
2   AllianceBernstein Small Cap Growth Portfolio - Class A           773   5.78      4,465    0.00%    0.90%  -32.38%
3   AllianceBernstein Technology Portfolio - Class A             105,081  10.17  1,069,111    0.00%    0.90%  -42.23%
6   AllianceBernstein Technology Portfolio - Class A              37,810   4.10    155,134    0.00%    0.75%  -42.14%
1   AllianceBernstein Total Return Portfolio - Class A            29,733   9.37    278,610    1.98%    0.90%  -11.39%
2   AllianceBernstein Total Return Portfolio - Class A               461  12.88      5,929    1.92%    0.90%  -11.39%
2   AllianceBernstein U.S. Government/High Grade Securities
      Portfolio - Class A                                             61  13.52        830    3.03%    0.90%    6.82%
2   AllianceBernstein Utility Income Portfolio - Class A              50  11.21        557    1.73%    0.90%  -22.82%
6   AllianceBernstein Utility Income Portfolio - Class A          20,861   6.14    128,000    1.95%    0.75%  -22.70%
6   American Century VP Capital Appreciation Fund - Class I        8,944   5.70     51,015    0.00%    0.75%  -21.79%
6   American Century VP Income & Growth Fund - Class I            15,316   7.12    109,006    1.04%    0.75%  -19.97%
5   American Century VP International Fund - Class I               4,414   9.55     42,164    0.36%    0.65%    3.64%
4   Anchor Series Trust Capital Appreciation Portfolio - Class 1 183,500   8.59  1,577,118    0.00%    0.75%  -23.23%
6   Anchor Series Trust Capital Appreciation Portfolio - Class 1  71,786   6.35    455,907    0.00%    0.75%  -23.23%
4   Anchor Series Trust Government and Quality Bond Portfolio -
      Class 1                                                     67,792  12.83    869,506    3.44%    0.75%    8.50%
4   Anchor Series Trust Growth Portfolio - Class 1               112,727   7.66    863,689    0.50%    0.75%  -22.75%
6   Anchor Series Trust Growth Portfolio - Class 1                35,054   6.57    230,132    0.00%    0.75%  -22.75%
4   Anchor Series Trust Natural Resources Portfolio - Class 1      8,900  13.80    122,810    2.12%    0.75%    7.54%
6   Anchor Series Trust Natural Resources Portfolio - Class 1     14,208  10.93    155,313    0.00%    0.75%    7.54%

                                  VA II - 47

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2002 - Continued
1   Dreyfus Stock Index Fund, Inc. - Initial shares    210,792 $15.91 $3,352,978    1.32%     0.90%     -23.06%
6   Dreyfus Stock Index Fund, Inc. - Initial shares    237,120   6.58  1,560,582    1.91%     0.75%     -22.94%
1   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    41,902   8.84    370,446    0.24%     0.90%     -20.43%
6   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    43,146   7.90    340,758    0.26%     0.75%     -20.31%
1   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             81,090  15.33  1,243,323    3.47%     0.90%      -9.55%
6   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             19,448   8.57    166,675    4.72%     0.75%      -9.41%
1   Fidelity VIP Contrafund Portfolio - Initial Class   67,615  11.53    779,917    0.69%     0.90%     -10.16%
5   Fidelity VIP Contrafund Portfolio - Initial Class   10,378   9.97    103,446    0.34%     0.65%      -3.25%
6   Fidelity VIP Contrafund Portfolio - Initial Class   45,664   7.94    362,761    1.03%     0.75%     -10.03%
1   Fidelity VIP Growth Portfolio - Initial Class      209,585  14.28  2,992,695    0.24%     0.90%     -30.73%
6   Fidelity VIP Growth Portfolio - Initial Class       44,693   5.62    251,353    0.35%     0.75%     -30.63%
1   Fidelity VIP High Income Portfolio - Initial Class  26,449   9.34    246,994    9.51%     0.90%       2.52%
6   Fidelity VIP High Income Portfolio - Initial Class  14,672   8.90    130,546   12.54%     0.75%       2.67%
5   Fidelity VIP Index 500 Portfolio - Initial Class     3,634   9.99     36,300    0.52%     0.65%      -4.29%
1   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     46,297  15.67    725,516    3.13%     0.90%       9.35%
6   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     23,244  11.76    273,408    3.81%     0.75%       9.52%
1   Fidelity VIP Money Market Portfolio - Initial
      Class                                            102,652  13.41  1,376,877    2.13%     0.90%       0.78%
6   Fidelity VIP Money Market Portfolio - Initial
      Class                                            173,706  10.43  1,811,546    1.58%     0.75%       0.93%
1   Fidelity VIP Overseas Portfolio - Initial Class     35,759   9.74    348,253    0.83%     0.90%     -20.99%
6   Franklin Templeton - Templeton Global Asset
      Allocation Fund - Class 1                         12,885   8.54    109,999    1.61%     0.75%      -4.88%
6   JPMorgan Bond Portfolio                             11,113  11.42    126,934    0.80%     0.75%       7.99%
6   JPMorgan U.S. Large Cap Core Equity Portfolio        6,370   6.37     40,604    0.04%     0.75%     -25.19%
6   Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I                                4,088  11.25     45,970    4.95%     0.75%       4.55%
6   Neuberger Berman AMT Partners Portfolio - Class I   45,324   7.27    329,344    0.19%     0.75%     -24.71%
6   Oppenheimer Global Securities Fund/VA -
      Non-Service Shares                                35,423   5.79    205,232    0.42%     0.75%     -22.72%
6   Oppenheimer Main Street Fund/VA - Non-Service
      Shares                                            54,756   7.00    383,505    0.75%     0.75%     -19.40%
4   SunAmerica - Aggressive Growth Portfolio - Class 1 144,414   6.82    984,262    0.32%     0.75%     -25.25%
6   SunAmerica - Aggressive Growth Portfolio - Class 1  36,696   5.21    191,018    0.36%     0.75%     -25.25%
4   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           96,186   7.54    724,921    2.65%     0.75%     -15.83%
6   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           41,903   7.20    301,525    3.33%     0.75%     -15.83%
4   SunAmerica Alliance Growth Portfolio               380,385   5.66  2,152,727    0.27%     0.75%     -31.80%
6   SunAmerica Alliance Growth Portfolio                53,050   5.59    296,754    0.35%     0.75%     -31.80%
4   SunAmerica Asset Allocation Portfolio               26,488   9.20    243,565    3.73%     0.75%      -8.21%
4   SunAmerica Blue Chip Growth Portfolio               10,855   4.60     49,973    0.42%     0.75%     -29.82%
4   SunAmerica Cash Management Portfolio               420,526  11.13  4,682,060    3.04%     0.75%       0.63%
4   SunAmerica Corporate Bond Portfolio                 24,008  11.95    286,825    8.41%     0.75%       6.62%
4   SunAmerica Davis Venture Value Portfolio           150,193  12.30  1,847,103    0.67%     0.75%     -17.38%
4   SunAmerica "Dogs" of Wall Street Portfolio          18,944   9.02    170,928    2.02%     0.75%      -7.25%
4   SunAmerica Emerging Markets Portfolio               63,372   7.48    473,759    0.29%     0.75%      -7.79%
4   SunAmerica Federated American Leaders Portfolio     41,560   7.58    314,853    1.10%     0.75%     -20.37%
4   SunAmerica Global Bond Portfolio                     8,497  11.91    101,188    1.84%     0.75%       5.13%
6   SunAmerica Global Bond Portfolio                    41,605  10.90    453,655    1.84%     0.75%       5.13%
4   SunAmerica Global Equities Portfolio                64,812   6.00    388,640    0.00%     0.75%     -27.36%
4   SunAmerica Goldman Sachs Research Portfolio          3,262   4.84     15,792    0.00%     0.75%     -28.58%
4   SunAmerica Growth Opportunities Portfolio           10,666   3.25     34,643    0.00%     0.75%     -40.26%
4   SunAmerica Growth-Income Portfolio                 172,246   6.94  1,196,151    0.88%     0.75%     -21.74%
6   SunAmerica Growth-Income Portfolio                  78,957   6.44    508,595    1.12%     0.75%     -21.74%
4   SunAmerica High-Yield Bond Portfolio                15,217   8.08    122,913   17.32%     0.75%      -6.55%
4   SunAmerica International Diversified Equities
      Portfolio                                         63,224   5.22    329,911    0.00%     0.75%     -28.98%

                                  VA II - 48

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2002 - Continued
4   SunAmerica International Growth and Income
      Portfolio                                         70,189 $ 6.67 $  467,872    0.57%     0.75%     -21.49%
6   SunAmerica Marsico Growth Portfolio                 46,470   7.56    351,326    0.01%     0.75%     -11.91%
4   SunAmerica MFS Massachusetts Investors Trust
      Portfolio                                         69,772   6.69    466,789    0.88%     0.75%     -21.61%
4   SunAmerica MFS Mid-Cap Growth Portfolio            127,125   6.51    827,513    0.00%     0.75%     -47.56%
6   SunAmerica MFS Mid-Cap Growth Portfolio            105,224   3.94    415,054    0.00%     0.75%     -47.56%
4   SunAmerica MFS Total Return Portfolio               69,206  10.87    752,048    2.09%     0.75%      -5.55%
4   SunAmerica Putnam Growth: Voyager Portfolio        144,219   5.56    801,766    0.18%     0.75%     -26.99%
4   SunAmerica Real Estate Portfolio                    24,254  12.27    297,563    3.13%     0.75%       5.43%
4   SunAmerica Technology Portfolio                     19,432   1.72     33,516    0.00%     0.75%     -49.73%
4   SunAmerica Telecom Utility Portfolio                12,767   5.80     74,017    9.89%     0.75%     -24.31%
4   SunAmerica Worldwide High Income Portfolio           4,439  10.09     44,775   14.06%     0.75%      -1.14%
5   UIF Core Plus Fixed Income Portfolio - Class I       7,002  10.32     72,244    5.81%     0.65%      -2.26%
5   UIF Money Market Portfolio - Class I                 7,303  10.02     73,142    0.64%     0.65%      -2.10%
5   UIF U.S. Mid Cap Value Portfolio - Class I          10,527   9.87    103,895    0.00%     0.65%       3.28%
1   Van Eck Worldwide Emerging Markets Fund             21,113   6.50    137,157    0.18%     0.90%      -3.77%
1   Van Eck Worldwide Hard Assets Fund                   6,315   8.80     55,560    0.84%     0.90%      -3.70%

2001
1   AIM V.I. Capital Appreciation Fund - Series I       45,508  10.95    498,096    0.00%     0.90%     -23.97%
6   AIM V.I. Capital Appreciation Fund - Series I       11,570   7.44     86,121    0.00%     0.75%     -25.56%
1   AIM V.I. International Growth Fund - Series I       73,079   9.83    718,240    0.29%     0.90%     -24.22%
6   AIM V.I. International Growth Fund - Series I       13,815   7.78    107,477    0.34%     0.75%     -22.21%
1   AllianceBernstein Global Bond Portfolio - Class A    1,961  10.28     20,171    0.00%     0.90%      -1.17%
2   AllianceBernstein Global Dollar Government
      Portfolio - Class A                                   20  11.71        229   10.10%     0.90%       8.38%
3   AllianceBernstein Growth and Income Portfolio -
      Class A                                          119,052  25.44  3,029,173    0.62%     0.90%      -0.55%
5   AllianceBernstein Growth and Income Portfolio -
      Class A                                            4,331   9.64     41,738    0.00%     0.50%      -3.63%
3   AllianceBernstein Growth Portfolio - Class A       169,713  18.51  3,142,197    0.27%     0.90%     -24.16%
2   AllianceBernstein Money Market Portfolio - Class A  54,096  11.79    637,942    1.47%     0.90%       2.64%
1   AllianceBernstein Premier Growth Portfolio -
      Class A                                           53,078  13.40    711,106    0.00%     0.90%     -17.95%
2   AllianceBernstein Premier Growth Portfolio -
      Class A                                            1,088  13.74     14,954    0.00%     0.90%     -17.95%
5   AllianceBernstein Premier Growth Portfolio -
      Class A                                            2,045   9.79     20,022    0.00%     0.50%      -2.11%
6   AllianceBernstein Premier Growth Portfolio -
      Class A                                           29,274   7.84    229,408    0.00%     0.75%     -21.63%
2   AllianceBernstein Real Estate Investment
      Portfolio - Class A                                  284  10.56      2,996    3.58%     0.90%       9.80%
6   AllianceBernstein Real Estate Investment
      Portfolio - Class A                               13,369  10.94    146,209    0.55%     0.75%       9.36%
1   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                           39,071  10.58    413,520    0.00%     0.90%     -13.54%
2   AllianceBernstein Small Cap Growth Portfolio -
      Class A                                              548   8.54      4,685    0.00%     0.90%     -13.54%
3   AllianceBernstein Technology Portfolio - Class A   104,518  17.61  1,840,698    0.00%     0.90%     -25.91%
6   AllianceBernstein Technology Portfolio - Class A    22,199   7.09    157,422    0.00%     0.75%     -29.09%
1   AllianceBernstein Total Return Portfolio - Class A  28,132  10.57    297,477    3.09%     0.90%       1.35%
2   AllianceBernstein Total Return Portfolio - Class A     518  14.53      7,522    2.49%     0.90%       1.35%
2   AllianceBernstein U.S. Government/High Grade
      Securities Portfolio - Class A                        68  12.65        865    4.80%     0.90%       6.91%
2   AllianceBernstein Utility Income Portfolio -
      Class A                                               55  14.52        804    3.79%     0.90%     -23.20%
6   AllianceBernstein Utility Income Portfolio -
      Class A                                           15,301   7.94    121,457    0.59%     0.75%     -20.62%
6   American Century VP Capital Appreciation Fund -
      Class I                                            5,587   7.29     40,741    0.00%     0.75%     -27.07%
6   American Century VP Income & Growth Fund - Class I  10,379   8.89     92,305    0.00%     0.75%     -11.07%
5   American Century VP International Fund - Class I     1,103   9.22     10,169    0.00%     0.50%      -7.84%
4   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                              169,943  11.20  1,902,609    0.23%     0.75%     -15.29%
6   Anchor Series Trust Capital Appreciation
      Portfolio - Class 1                               39,906   8.27    330,137    0.09%     0.75%     -17.27%
4   Anchor Series Trust Government and Quality Bond
      Portfolio - Class 1                               43,732  11.82    516,971    2.76%     0.75%       6.12%

                                  VA II - 49

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
----------------------------------------------------   ------- ------ ---------- ---------- --------- ----------
2001 - Continued
4   Anchor Series Trust Growth Portfolio - Class 1     119,312 $ 9.92 $1,183,307    0.15%     0.75%     -13.74%
6   Anchor Series Trust Growth Portfolio - Class 1      13,710   8.50    116,513    0.03%     0.75%     -15.02%
4   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                            7,281  12.83     93,430    0.40%     0.75%      -1.80%
6   Anchor Series Trust Natural Resources Portfolio -
      Class 1                                           10,700  10.16    108,756    0.20%     0.75%       1.64%
1   Dreyfus Stock Index Fund, Inc. - Initial shares    217,502  20.67  4,496,569    1.08%     0.90%     -12.97%
6   Dreyfus Stock Index Fund, Inc. - Initial shares     73,194   8.54    625,150    0.68%     0.75%     -14.59%
1   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    46,592  11.11    517,676    0.07%     0.90%      -2.42%
6   Dreyfus VIF Small Company Stock Portfolio -
      Initial shares                                    27,639   9.91    273,921    0.00%     0.75%      -0.89%
1   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                             70,392  16.95  1,193,200    4.09%     0.90%      -4.95%
6   Fidelity VIP Asset Manager Portfolio - Initial
      Class                                              7,795   9.46     73,745    0.00%     0.75%      -5.39%
1   Fidelity VIP Contrafund Portfolio - Initial Class   77,124  12.84    990,223    0.76%     0.90%     -13.04%
5   Fidelity VIP Contrafund Portfolio - Initial Class    2,300  10.30     23,694    0.00%     0.50%       3.03%
6   Fidelity VIP Contrafund Portfolio - Initial Class   21,026   8.83    185,651    0.00%     0.75%     -11.70%
1   Fidelity VIP Growth Portfolio - Initial Class      224,024  20.61  4,618,140    0.08%     0.90%     -18.39%
6   Fidelity VIP Growth Portfolio - Initial Class       22,798   8.11    184,823    0.00%     0.75%     -18.93%
1   Fidelity VIP High Income Portfolio - Initial Class  27,434   9.11    249,901   13.68%     0.90%     -12.53%
6   Fidelity VIP High Income Portfolio - Initial Class   7,932   8.67     68,739    0.00%     0.75%     -13.34%
5   Fidelity VIP Index 500 Portfolio - Initial Class       863  10.44      9,012    0.00%     0.50%       4.38%
1   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                     33,564  14.33    480,976    5.11%     0.90%       7.49%
6   Fidelity VIP Investment Grade Bond Portfolio -
      Initial Class                                      9,272  10.74     99,582    0.00%     0.75%       7.40%
1   Fidelity VIP Money Market Portfolio - Initial
      Class                                             97,805  13.31  1,301,678    4.13%     0.90%       3.25%
6   Fidelity VIP Money Market Portfolio - Initial
      Class                                            284,638  10.33  2,940,983    1.28%     0.75%       3.32%
1   Fidelity VIP Overseas Portfolio - Initial Class     35,643  12.33    439,371    5.30%     0.90%     -21.88%
6   Franklin Templeton - Templeton Global Asset
      Allocation Fund - Class 1                          6,002   8.98     53,870    0.17%     0.75%     -10.25%
6   JPMorgan Bond Portfolio                              5,512  10.58     58,297    4.09%     0.75%       5.77%
6   JPMorgan U.S. Large Cap Core Equity Portfolio        4,467   8.52     38,064    0.41%     0.75%     -14.79%
6   Neuberger Berman AMT Limited Maturity Bond
      Portfolio - Class I                                2,146  10.76     23,084    0.00%     0.75%       7.57%
6   Neuberger Berman AMT Partners Portfolio - Class I    8,130   9.65     78,464    0.00%     0.75%      -3.49%
6   Oppenheimer Global Securities Fund/VA -
      Non-Service Shares                                16,994   7.50    127,402    0.00%     0.75%     -25.03%
6   Oppenheimer Main Street Fund/VA - Non-Service
      Shares                                            35,338   8.69    307,098    0.00%     0.75%     -13.10%
4   SunAmerica - Aggressive Growth Portfolio - Class 1 124,945   9.12  1,139,165    0.00%     0.75%     -32.22%
6   SunAmerica - Aggressive Growth Portfolio - Class 1  24,691   6.96    171,928   14.32%     0.75%     -30.37%
4   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           82,278   8.95    736,689    4.50%     0.75%     -13.79%
6   SunAmerica - SunAmerica Balanced Portfolio -
      Class 1                                           21,330   8.55    182,338    2.67%     0.75%     -14.51%
4   SunAmerica Alliance Growth Portfolio               373,562   8.30  3,099,689    0.10%     0.75%     -14.65%
6   SunAmerica Alliance Growth Portfolio                31,498   8.20    258,337    0.05%     0.75%     -17.98%
4   SunAmerica Asset Allocation Portfolio               20,998  10.02    210,362    4.29%     0.75%      -3.58%
4   SunAmerica Blue Chip Growth Portfolio                3,388   6.56     22,224    0.10%     0.75%     -21.46%
4   SunAmerica Cash Management Portfolio               518,519  11.06  5,736,906    4.36%     0.75%       2.89%
4   SunAmerica Corporate Bond Portfolio                 11,691  11.21    131,000    4.26%     0.75%       6.78%
4   SunAmerica Davis Venture Value Portfolio           121,623  14.89  1,810,387    4.54%     0.75%     -11.99%
4   SunAmerica "Dogs" of Wall Street Portfolio          13,726   9.73    133,521    1.55%     0.75%       7.10%
4   SunAmerica Emerging Markets Portfolio               60,607   8.11    491,365    0.49%     0.75%      -2.50%
4   SunAmerica Federated American Leaders Portfolio     36,679   9.51    348,955    0.69%     0.75%      -3.07%
4   SunAmerica Global Bond Portfolio                     7,345  11.33     83,209   11.15%     0.75%       4.27%
6   SunAmerica Global Bond Portfolio                     9,907  10.37    102,745    8.16%     0.75%       3.71%
4   SunAmerica Global Equities Portfolio                53,108   8.26    438,432    0.33%     0.75%     -18.73%
4   SunAmerica Goldman Sachs Research Portfolio          1,312   6.78      8,891    0.00%     0.75%     -25.77%
4   SunAmerica Growth Opportunities Portfolio            3,567   5.44     19,393    0.01%     0.75%     -33.68%
4   SunAmerica Growth-Income Portfolio                 172,124   8.87  1,527,300    0.74%     0.75%     -16.54%

                                  VA II - 50

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note G - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Sub-accounts) and total returns for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, are as follows:

                                                                                 Investment
                                                               Unit                Income    Expense    Total
Sub-accounts                                            Units  Value  Net Assets Ratio (a)  Ratio (b) Return (c)
---------------------------------------------------    ------- ------ ---------- ---------- --------- ----------
2001 - Continued
6   SunAmerica Growth-Income Portfolio                  48,554 $ 8.23 $  399,624     0.51%    0.75%     -17.70%
4   SunAmerica High-Yield Bond Portfolio                 9,998   8.64     86,419     7.96%    0.75%      -5.02%
4   SunAmerica International Diversified Equities
      Portfolio                                         44,304   7.35    325,515     0.31%    0.75%     -24.59%
4   SunAmerica International Growth and Income
      Portfolio                                         64,902   8.49    551,034     2.06%    0.75%     -22.82%
6   SunAmerica Marsico Growth Portfolio                 28,703   8.58    246,339     0.18%    0.75%     -14.18%
4   SunAmerica MFS Massachusetts Investors Trust
      Portfolio                                         60,736   8.53    518,334     5.83%    0.75%     -16.67%
4   SunAmerica MFS Mid-Cap Growth Portfolio             99,473  12.41  1,234,757     0.00%    0.75%     -23.20%
6   SunAmerica MFS Mid-Cap Growth Portfolio             63,725   7.52    479,330     0.00%    0.75%     -24.78%
4   SunAmerica MFS Total Return Portfolio               60,314  11.51    693,947     5.16%    0.75%      -0.24%
4   SunAmerica Putnam Growth: Voyager Portfolio        122,707   7.61    934,335     0.00%    0.75%     -24.74%
4   SunAmerica Real Estate Portfolio                    11,097  11.64    129,134     4.34%    0.75%       5.20%
4   SunAmerica Technology Portfolio                      7,471   3.43     25,635     0.00%    0.75%     -48.02%
4   SunAmerica Telecom Utility Portfolio                11,329   7.66     86,776     2.59%    0.75%     -14.41%
4   SunAmerica Worldwide High Income Portfolio           3,939  10.20     40,195    15.10%    0.75%      -3.93%
5   UIF Core Plus Fixed Income Portfolio - Class I       1,362  10.56     14,381     4.00%    0.50%       5.56%
5   UIF Money Market Portfolio - Class I                   280  10.23      2,870   291.10%    0.50%       2.31%
5   UIF U.S. Mid Cap Value Portfolio - Class I           2,929   9.56     27,988     0.00%    0.50%      -4.44%
1   Van Eck Worldwide Emerging Markets Fund             18,859   6.75    127,320     0.00%    0.90%      -2.70%
1   Van Eck Worldwide Hard Assets Fund                   5,954   9.14     54,402     1.15%    0.90%     -11.25%

Footnotes
1  Variable Universal Life Policy product.
2  Gallery Life product.
3 Variable Universal Life Policy product or Gallery Life product. 4 Polaris product or Polaris Survivorship product.
5  Executive Advantage product.
6  Gemstone Life product.

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-accounts invest.

(b) These amounts represent the annualized policy expenses of the Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Sub-account, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include policy charges deducted directly from account values. For the years ended December 31, 2002 and 2001, no total return was calculated if the Sub-account became an available investment option during the year. For the years ended December 31, 2005, 2004 and 2003, a total return was calculated using the initial unit value for the Sub-account if the Sub-account became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

*  Fund name changes
   2004

   . Effective May 1, 2004, AllianceBernstein Quasar Portfolio--Class A changed its name to AllianceBernstein Small Cap Growth Portfolio - Class A.

   2005
   . Effective May 1, 2005, Merrill Lynch funds were rebranded as Mercury funds . Effective May 2, 2005, AllianceBernstein Premier Growth Portfolio - Class
      A changed its name to AllianceBernstein Large Cap Growth Portfolio -
      Class A.
   . Effective May 2, 2005, AllianceBernstein Technology Portfolio - Class A changed its name to AllianceBernstein Global Technology Portfolio - Class A.

                                  VA II - 51

                          AIG LIFE INSURANCE COMPANY
                         (a wholly-owned subsidiary of
                      American International Group, Inc.)

                   REPORT ON AUDITS OF FINANCIAL STATEMENTS

             FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

[LOGO]

                                                     PricewaterhouseCoopers LLP
                                                     Suite 2900
                                                     1201 Louisiana
                                                     Houston, TX 77002-5678
                                                     Telephone (713) 356-4000

            Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets as of December 31, 2005 and 2004 and the related statements of income, shareholders' equity, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (an indirect, wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.

PRICEWATERHOUSECOOPERS LLP

April 24, 2006

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                                (in thousands)

                                                     December 31, December 31,
                                                         2005         2004
                                                     ------------ ------------
Assets
Investments:
   Fixed maturities available for sale, at fair
     value.......................................... $ 8,826,072  $ 9,879,583
   (cost: 2005 - $8,410,382; 2004 - $9,207,004)
   Equity securities available for sale, at fair
     value..........................................      27,434        7,782
   (cost: 2005 - $24,094; 2004 - $5,297)
   Mortgage loans on real estate....................     514,343      494,343
   Policy loans.....................................     201,568      254,448
   Other long-term investments......................      36,984       62,642
   Derivative assets, at fair value.................      35,561       52,886
   Security lending collateral......................   1,666,201    1,307,339
   Short-term investments...........................      31,463       40,666
                                                     -----------  -----------
   Total investments................................  11,339,626   12,099,689

Cash................................................       9,556       12,262
Investment income due and accrued...................     123,194      142,437
Reinsurance assets..................................     136,369      118,973
Deferred policy acquisition costs...................     244,233      253,774
Premium and insurance balances receivable...........      34,626       53,744
Amounts due from related parties....................       4,431       13,159
Other assets........................................       6,112        6,030
Assets held in separate accounts....................   3,123,472    3,218,345
                                                     -----------  -----------
   Total assets..................................... $15,021,619  $15,918,413
                                                     ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                                BALANCE SHEETS
                     (in thousands, except share amounts)

                                                      December 31, December 31,
                                                          2005         2004
                                                      ------------ ------------
Liabilities
   Policyholders' contract deposits.................. $ 6,170,747  $ 7,016,323
   Future policy benefits for life and accident and
     health insurance contracts......................   2,393,263    2,388,991
   Reserve for unearned premiums.....................      28,401       22,371
   Policy and contract claims........................     135,671       99,492
   Amounts due to related parties....................      71,897       58,686
   Income taxes payable..............................     145,849      234,735
   Derivative liabilities, at fair value.............      10,429       40,494
   Other liabilities.................................      22,709       65,843
   Liabilities related to separate accounts..........   3,123,472    3,218,345
   Security lending payable..........................   1,666,201    1,307,339
                                                      -----------  -----------
       Total liabilities.............................  13,768,639   14,452,619
                                                      -----------  -----------
Shareholders' equity
Series A preferred stock, $100,000 par value;
   1,000 and 2,500 shares authorized, issued and
     outstanding, respectively.......................     100,000      250,000
   Common stock, $5 par value; 1,000,000 shares
     authorized; 976,703 issued and outstanding......       4,884        4,884
   Additional paid-in capital........................     302,283      302,283
   Accumulated other comprehensive income............     253,676      388,716
   Retained earnings.................................     592,137      519,911
                                                      -----------  -----------
       Total shareholders' equity....................   1,252,980    1,465,794
                                                      -----------  -----------
Total liabilities and shareholders' equity........... $15,021,619  $15,918,413
                                                      ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                             STATEMENTS OF INCOME
                                (in thousands)

                                                   Years ended December 31,
                                               --------------------------------
                                                  2005        2004       2003
                                               ----------  ----------  --------
Revenues:
   Premiums and other considerations.......... $  295,021  $  306,411  $227,243
   Net investment income......................    730,341     692,324   706,452
   Realized capital gains (losses)............     (9,270)     22,430    45,930
                                               ----------  ----------  --------
       Total revenues.........................  1,016,092   1,021,165   979,625
                                               ----------  ----------  --------
Benefits and expenses:
   Death and other benefits...................    344,545     374,137   317,856
   Increase in future policy benefits.........     75,113      38,964     2,883
   Interest credited on policyholder contract
     deposits.................................    278,748     306,867   351,518
   Insurance acquisition and other operating
     expenses.................................    117,373     126,492   153,321
                                               ----------  ----------  --------
   Total benefits and expenses................    815,779     846,460   825,578
                                               ----------  ----------  --------
Income before income taxes....................    200,313     174,705   154,047
                                               ----------  ----------  --------
Income taxes:
   Current....................................     83,956      67,265    29,307
   Deferred...................................    (16,937)     (7,354)   23,447
                                               ----------  ----------  --------
   Total income tax expense...................     67,019      59,911    52,754
                                               ----------  ----------  --------
Net income before cumulative effect of
  accounting change...........................    133,294     114,794   101,293
Cumulative effect of accounting change, Net
  of tax......................................         --      (6,911)       --
                                               ----------  ----------  --------
Net income.................................... $  133,294  $  107,883  $101,293
                                               ==========  ==========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF SHAREHOLDERS' EQUITY
                                (in thousands)

                                                  Years ended December 31,
                                             ----------------------------------
                                                2005        2004        2003
                                             ----------  ----------  ----------
Preferred Stock
Balance at beginning and end of year........ $  250,000  $  250,000  $  250,000
Shares redeemed.............................   (150,000)         --          --
                                             ----------  ----------  ----------
Balance at end of year......................    100,000     250,000     250,000
                                             ----------  ----------  ----------
Common stock
Balance at beginning and end of year........      4,884       4,884       4,884
                                             ----------  ----------  ----------
Additional paid-in capital
Balance at beginning of year................    302,283     302,283     212,283
Capital contribution from parent............         --          --      90,000
                                             ----------  ----------  ----------
Balance at end of year......................    302,283     302,283     302,283
                                             ----------  ----------  ----------
Accumulated other comprehensive income
Balance at beginning of year, as reported...    388,716     349,823     180,035
Other comprehensive income..................   (135,040)     38,893     169,788
                                             ----------  ----------  ----------
Balance at end of year......................    253,676     388,716     349,823
                                             ----------  ----------  ----------
Retained earnings
Balance at beginning of year................    519,911     423,753     334,060
Net income..................................    133,294     107,883     101,293
Dividends to shareholders...................    (61,068)    (11,725)    (11,600)
                                             ----------  ----------  ----------
Balance at end of year......................    592,137     519,911     423,753
                                             ----------  ----------  ----------
   Total shareholders' equity............... $1,252,980  $1,465,794  $1,330,743
                                             ==========  ==========  ==========

                See accompanying notes to financial statements

                          AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CASH FLOWS
                                (in thousands)

                                                           Years ended December 31,
                                                    -------------------------------------
                                                        2005         2004         2003
                                                    -----------  -----------  -----------
Cash flows from operating activities:
   Net income...................................... $   133,294  $   107,883  $   101,293
Adjustments to reconcile net income to net cash
  provided by operating activities:
   Change in insurance reserves....................      46,482       50,916       20,218
   Change in accounting principles.................          --        6,911           --
   Change in premiums and insurance balances
     receivable and payable - net..................      36,228        5,976      (11,905)
   Change in reinsurance assets....................     (17,400)       4,530      (44,575)
   Change in deferred policy acquisition costs.....      56,583       63,458       37,272
   Change in other policyholders' contracts........     237,287     (107,347)     (51,489)
   Interest credited to policyholder contracts.....     278,748      306,867      351,518
   Change in investment income due and accrued.....      19,243        5,031       10,328
   Realized capital (gains) losses.................       9,270      (22,430)     (45,930)
   Change in income taxes - net....................     (14,934)         (83)      26,480
   Change in reserves for commissions, expenses
     and taxes.....................................      (4,820)       2,002        9,163
   Amortization of premiums and discounts on
     securities....................................     (12,977)     (33,678)      (8,669)
   Change in other assets and liabilities - net....     (33,564)      23,593      (46,146)
                                                    -----------  -----------  -----------
Net cash provided by operating activities..........     733,440      413,629      347,558
Cash flows from investing activities:
   Sale of fixed maturities........................   4,741,528    3,106,933    4,188,555
   Redemptions and maturities of fixed maturities..     864,169      716,121      493,880
   Sale of equity securities.......................      38,079        1,409       33,802
   Purchase of fixed maturities....................  (4,792,066)  (3,809,615)  (4,551,183)
   Purchase of equity securities...................     (59,147)      (3,153)      (4,763)
   Purchase of real estate.........................      (2,925)      (1,319)      (4,231)
   Mortgage loans funded...........................    (121,088)     (72,181)    (142,539)
   Repayments of mortgage loans....................      92,172       48,547       32,694
   Change in policy loans..........................      52,880        7,460       84,946
   Change in short-term investments................       9,203      (20,260)      24,382
   Sales or distributions of other invested assets.      93,083       24,229       19,027
   Investments in other invested assets............      (1,497)       1,871       (1,699)
   Change in security lending collateral...........    (358,862)     252,104    1,187,716
   Other - net.....................................     (77,858)       6,330       (3,895)
                                                    -----------  -----------  -----------
Net cash provided by investing activities..........     477,671      258,476    1,356,692
Cash flows from financing activities:
   Deposits on policyholder contracts..............     123,760      149,355      185,933
   Withdrawals on policyholder contracts...........  (1,485,371)    (635,369)    (749,867)
   Capital contribution from parent................          --       90,000       59,000
   Redemption of preferred stock...................    (150,000)          --           --
   Dividends to shareholders.......................     (61,068)     (11,725)     (11,600)
   Change in security lending payable..............     358,862     (252,104)  (1,187,716)
                                                    -----------  -----------  -----------
Net cash used in financing activities..............  (1,213,817)    (659,843)  (1,704,250)
                                                    -----------  -----------  -----------
Change in cash.....................................      (2,706)      12,262           --
Cash at beginning of period........................      12,262           --           --
                                                    -----------  -----------  -----------
Cash at end of year................................       9,556       12,262           --
                                                    ===========  ===========  ===========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                      STATEMENTS OF COMPREHENSIVE INCOME
                                (in thousands)

                                                    Years ended December 31,
                                                 -----------------------------
                                                    2005      2004      2003
                                                 ---------  --------  --------
Comprehensive income
Net income...................................... $ 133,294  $107,883  $101,293
Other comprehensive income
Change in net unrealized appreciation
  (depreciation) of investments - net of
  reclassifications.............................  (208,992)   61,570   259,485
Deferred income tax benefit (expense) on above
  changes.......................................    73,952   (22,677)  (89,697)
                                                 ---------  --------  --------
Other comprehensive income......................  (135,040)   38,893   169,788
                                                 ---------  --------  --------
Comprehensive income (loss)..................... $  (1,746) $146,776  $271,081
                                                 =========  ========  ========

                See accompanying notes to financial statements.

                          AIG LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1. Nature of Operations

   AIG Life Insurance Company (the "Company") is part of the Domestic Life Segment (the "Domestic Life") of American International Group, Inc. ("AIG"), its ultimate parent. The Company, domiciled in Delaware, has been doing business since 1962 as a provider of individual and group life insurance, fixed, variable, terminal funding annuities, immediate annuities, and structured settlement contracts. The Company is currently licensed to write and reinsure life, annuity and accident and health business in the District of Columbia, Puerto Rico and all states except New York.

2. Summary of Significant Accounting Policies

    (a)Basis of Presentation: The financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. These estimates and assumptions are particularly significant with respect to investments, deferred policy acquisition costs and future policy benefits. Ultimate results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

       We have reclassified certain amounts in our 2004 and 2003 financial statements to conform to the 2005 presentation. The reclassifications included the presentation of collateral received with respect to the company's securities lending program separately on the balance sheet as "Securities Lending Collateral" and a corresponding "Securities Lending Payable". In addition, changes in "Securities Lending Collateral" and "Securities Lending Payable" have been separately classified as Investing Activities and Financing Activities, respectively, in the Statement of Cash Flows. None of these reclassifications had an effect on earnings, shareholder's equity or cash flows.

    (b)Statutory Accounting: The Company is required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company did not have a material effect on statutory capital and surplus at December 31, 2005. Statutory net income and capital and surplus of the Company are as follows:

                                                         2005     2004
                                                       -------- --------
                                                        (in thousands)
       Statutory net income........................... $151,166 $131,585
       Statutory capital and surplus.................. $635,980 $739,951

       The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on management's best estimates of mortality, interest and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments and mortgages and market risk for common stocks, real estate and other invested assets. The IMR is composed of realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

    (c)Insurance Contracts: The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include limited payment, endowment, guaranteed renewable term life, universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

    (d)Investments:

       (i)Fixed Maturity and Equity Securities

          Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

          Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

          Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

          The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

          In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

          Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

      (ii)Mortgage Loans

          Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and net of an allowance for uncollectible loans. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review. Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell. There was no allowance for uncollectible loans at December 31, 2005 and 2004.

          Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

     (iii)Policy Loans

          Policy loans are carried at the aggregate unpaid principal balance. There is no allowance for policy loans, as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

      (iv)Other Long-Term Investments

          Other long-term investments consist primarily of limited partnerships and other investments not classified elsewhere herein. Partnerships in which the Company holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Partnerships in which the Company holds a five percent or more interest are carried at net asset value and the change in net asset value is recorded in net investment income.

       (v)Securities Lending Collateral and Securities Lending Payable

          Securities held under collateral agreements consists primarily of invested collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statements of income and comprehensive income.

      (vi)Dollar Roll Agreements

          Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the balance sheet in other liabilities.

    (e)Deferred Acquisition Costs ("DAC"): DAC consists of commissions and other costs that vary with and are primarily related to the acquisition of new business. Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Policy acquisition costs related to universal life and investment-type products (non-traditional products) are deferred and amortized, with interest, in relation to estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs are composed of net investment income, net realized investment gains and losses, mortality and expense margins and surrender charges. The Company reviews for recoverability, the carrying amounts of DAC on at least an annual basis.

       Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are immediately charged to expense in the period such determination is made.

       With respect to the Company's variable life and annuity contracts, the assumption for the long-term annual net growth of the separate and variable account assets used by the Company in the determination of DAC amortization is approximately 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC adjustment will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies.

       DAC is adjusted with respect to non-traditional products as a result of changes in the net unrealized gains or losses on debt and equity securities available for sale. That is, as fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to deferred policy acquisition costs equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale that is recorded directly to other comprehensive income.

    (f)Income Taxes: The Company joins in a consolidated federal income tax return with AIG and its domestic subsidiaries. The Company and AIG have a written tax allocation agreement whereby AIG agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, AIG agrees to reimburse the Company for any tax benefits, if any, arising out of its net losses and tax credits within ninety days after the filing of that consolidated tax return for the year in which these losses and tax credits are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

       A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

    (g)Premium Recognition and Related Benefits and Expenses: Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in premiums and other considerations. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC.

       Premiums for traditional life insurance products are recognized when due. A liability for future policy benefits is recorded using the net level premium method.

       For limited payment contracts, primarily the Company's life contingent annuities and terminal funding contracts, net premiums are recorded as revenue when due and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to the amount of expected future benefit payments. Reserves for these contracts are based on estimates of the cost of future policy benefits.

       Premiums on accident and health premiums are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums.

    (h)Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and, (2) an estimate, based upon prior experience, for accident and health claims reported and for incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

    (i)Separate and Variable Accounts: Separate and variable accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk, except to the extent of minimum guarantees made by the Company with respect to certain amounts. Each account has specific investment objectives, and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company. Investment income, realized investment gains (losses) and policyholder account deposits and withdrawals related to separate accounts are excluded from the statements of income, comprehensive income and cash flows. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the statements of income.

    (j)Guaranteed Minimum Death Benefits: A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit (the "GMDB") that varies by product. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. The Company limits this risk through the use of reinsurance arrangements. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company does provide reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in increase in future policy benefits in the statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to increase in future policy benefits expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    (k)Reinsurance: The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

       Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims.

    (l)Derivatives: The Company takes positions from time to time in certain derivative financial instruments in order to mitigate the impact of changes in interest rates or equity markets on cash flows or certain policyholder liabilities. Financial instruments used by the Company for such purposes include interest rate swaps and foreign currency swaps. The Company recognizes all derivatives in the balance sheet at fair value.

       Statement of Financial Accounting Standards No. 133 - "Accounting for Derivative Instruments and Hedging Activities" (FAS 133) requires that third-party derivatives used for hedging must be specifically matched with the underlying exposures to an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses).

    (m)Recently Issued Accounting Standards: In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

       The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

       The following VIE activities are not consolidated by the Company under FIN46R:

       i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

       ii.The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

      iii.The Company uses VIEs primarily in connection with certain guaranteed investment contract programs (GIC Programs). In the GIC Programs, the Company provides guaranteed investment contracts to VIEs which are not controlled by the Company, and in which the Company does not have a direct variable interest, as defined under FIN46R, in the entity. The VIE issues notes or bonds which are sold to third party institutional investors. The Company has no obligation to the investors in the notes or bonds. The proceeds from the securities issued by the VIE are invested by the VIE in the GICs. The Company uses their proceeds to invest in a diversified portfolio of securities, primarily investment grade bonds. Both the assets and the liabilities of the Company arising from these GIC Programs are presented in the Company's balance sheet.

       In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests.

       An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

       In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $6.9 million after taxes, to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

       The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

       In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

       In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein.

       In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believes the impact will not be material to AIG's or the Company's financial condition or results of operations.

       At the March 2004 meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

       On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets--An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

       On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

       At the June 2005 meeting, the EITF reached a consensus with respect to Issue No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

       On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

       On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155") an amendment to SFAS 140 and SFAS 133. SFAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under SFAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. SFAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of a company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has elected to early adopt SFAS 155 effective January 1, 2006. Adoption of SFAS 155 is not expected to have a material effect on the Company's consolidated financial condition or results of operations.

3. Investment Information

    (a)Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Fixed maturities................................ $623,193  $629,928  $648,416
Equity securities...............................      662        13     1,446
Mortgage loans..................................   33,524    33,470    31,785
Policy loans....................................   16,485    18,285    24,367
Cash and short-term investments.................    3,368       673       520
Other long-term investments.....................   58,278    16,349     7,957
                                                 --------  --------  --------
   Total investment income......................  735,510   698,718   714,491
Investment expenses.............................   (5,169)   (6,394)   (8,039)
                                                 --------  --------  --------
   Net investment income........................ $730,341  $692,324  $706,452
                                                 ========  ========  ========

    (b)Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2005, 2004 and 2003 are summarized below (in thousands):

                                                   Years ended December 31,
                                                 ----------------------------
                                                    2005      2004     2003
                                                 ---------  -------  --------
Realized gains (losses) on investments:
Fixed maturities................................ $   4,705  $(2,703) $ 27,352
Equity securities...............................    (1,960)     422     1,804
Mortgage loans..................................        --       --      (448)
Derivatives.....................................   (10,637)  33,517    21,713
Other long-term investments.....................    (1,378)  (8,806)   (4,491)
                                                 ---------  -------  --------
Realized gains (losses)......................... $  (9,270) $22,430  $ 45,930
                                                 =========  =======  ========
Change in net unrealized appreciation
  (depreciation) of investments:
Fixed maturities................................ $(256,889) $49,069  $302,768
Equity securities...............................       855    1,775    (1,587)
Deferred policy acquisition costs...............    47,042   10,726   (41,696)
                                                 ---------  -------  --------
Change in net unrealized appreciation
  (depreciation) of investments................. $(208,992) $61,570  $259,485
                                                 =========  =======  ========

   During 2005, 2004 and 2003, gross gains of $67,166,000, $59,556,000 and
   $123,572,000, respectively, and gross losses of $62,461,000, $62,259,000 and
   $96,220,000, respectively, were realized on dispositions of fixed maturity investments. The 2005, 2004 and 2003 losses include writedowns of $15,289,000, $13,357,000 and $48,860,000, respectively, for certain securities available for sale, which experienced a decline in value deemed other than temporary.

   During 2005, 2004 and 2003, gross gains of $1,947,000, $422,000 and
   $1,873,000, respectively, and gross losses of $3,907,000, $0 and $69,000, respectively, were realized on dispositions of equity securities.

   The following table summarizes the gross unrealized losses and fair value on fixed maturities and equity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005 (in thousands).

                            12 months or less   Greater than 12 months         Total
                          --------------------- ---------------------- ---------------------
                            Fair     Unrealized  Fair      Unrealized    Fair     Unrealized
December 31, 2005           Value      Losses    Value       Losses      Value      Losses
-----------------         ---------- ----------  --------  ----------  ---------- ----------
Fixed maturities......... $2,052,643  $51,137   $226,534    $20,223    $2,279,177  $71,360
Equity Securities........     19,464      878         --         --        19,464      878
                          ----------  -------    --------   -------    ----------  -------
Total.................... $2,072,107  $52,015   $226,534    $20,223    $2,298,641  $72,238
                          ==========  =======    ========   =======    ==========  =======

   As of December 31, 2005, the Company held 470 and 5 of individual bond and stock investments that were in an unrealized loss position, of which 42 individual investments (bonds) were in an unrealized loss position continuously for 12 months or more.

   The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

    (c)Amortized Cost and Fair Value of Fixed Maturities and Equity Securities:
       The amortized cost and fair value of investments in fixed maturities and equity securities at December 31, 2005 and 2004 are as follows (in thousands):

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2005                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   54,045  $ 10,812   $   735   $   64,122
   Foreign Governments.............    112,360    12,144       911      123,593
   States, municipalities and
     political subdivisions........     18,533       391       223       18,701
   Mortgage-backed securities......  1,323,126    23,343    20,259    1,326,210
   All other corporate.............  6,902,318   440,359    49,231    7,293,446
                                    ----------  --------   -------   ----------
Total fixed maturities............. $8,410,382  $487,049   $71,359   $8,826,072
                                    ==========  ========   =======   ==========
Equity securities.................. $   24,094  $  4,218   $   878   $   27,434
                                    ==========  ========   =======   ==========

                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized   Fair
2004                                  Cost       Gains      Losses     Value
----                                ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Government and government
     agencies and authorities...... $   66,124  $ 12,039   $   238   $   77,925
   Foreign Governments.............    102,437     7,976        38      110,375
   States, municipalities and
     political subdivisions........     36,141     4,348       200       40,289
   Mortgage-backed securities......  1,115,677    54,862     3,525    1,167,014
   All other corporate.............  7,886,625   635,758    38,403    8,483,980
                                    ----------  --------   -------   ----------
Total fixed maturities............. $9,207,004  $714,983   $42,404   $9,879,583
                                    ==========  ========   =======   ==========
Equity securities.................. $    5,297  $  2,925   $   440   $    7,782
                                    ==========  ========   =======   ==========

   The amortized cost and fair value of fixed maturities, available for sale at December 31, 2005, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        Amortized    Fair
                                                          Cost       Value
                                                        ---------- ----------
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less............................. $  294,260 $  295,706
   Due after one year through five years...............  1,061,989  1,096,663
   Due after five years through ten years..............  2,165,755  2,230,215
   Due after ten years.................................  3,565,252  3,877,278
Mortgage-backed securities.............................  1,323,126  1,326,210
                                                        ---------- ----------
   Total fixed maturity securities..................... $8,410,382 $8,826,072
                                                        ========== ==========

    (d)Net Unrealized Gains (Losses) on Fixed Maturities and Equity Securities:
       Net unrealized gains (losses) on fixed maturities and equity securities included in accumulated other comprehensive income at December 31 are as follows (in thousands):

                                                 2005       2004       2003
                                              ---------  ---------  ---------
Gross unrealized gains....................... $ 491,267  $ 717,908  $ 693,695
Gross unrealized losses......................   (72,237)   (42,844)   (69,475)
Deferred policy acquisition costs............   (25,633)   (72,675)   (83,402)
Deferred income tax expense..................  (139,721)  (213,673)  (190,995)
                                              ---------  ---------  ---------
Net unrealized gains on securities........... $ 253,676  $ 388,716  $ 349,823
                                              =========  =========  =========

    (e)Fixed Maturities Below Investment Grade: At December 31, 2005 and 2004, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $642,779,000 and $605,708,000, respectively, and an aggregate market value of $669,847,000 and $643,178,000, respectively.

    (f)Non-income Producing Assets: Non-income producing assets were insignificant to the Company's statement of income.

    (g)Investments Greater than 10% of Equity: There were no individual investment securities in which the market value exceeded 10% of the Company's total shareholders' equity at December 31, 2005.

    (h)Statutory Deposits: Securities with a carrying value of $3,390,000 and $3,395,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2005 and 2004, respectively.

    (i)Mortgage Loans: At December 31, 2005, mortgage loans were collateralized by properties primarily located in seven geographic areas, with loans totaling approximately 43% of the aggregate carrying value of the portfolio secured by properties located in the Northeast region, 16% in the West region and 7% in the Mid-Atlantic region, 14% in the Southeast, 13% in the Mid-west, and 4% in the Northwest region. No more than 3% of the portfolio was secured by properties in any other single geographic region.

       At December 31, 2005, the type of property collateralizing the mortgage loan portfolio was approximately 45% for office, 15% for residential, 11% for hotels, 10% for industrial, 12% for retail and 7% for other.

4. Deferred Policy Acquisition Costs

   The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                   Years ended December 31,
                                                 ----------------------------
                                                   2005      2004      2003
                                                 --------  --------  --------
Balance at beginning of year.................... $253,774  $307,175  $386,258
Acquisition costs deferred......................    8,961    10,254    53,661
Amortization charged to income..................  (65,544)  (74,381)  (91,048)
Effect of net unrealized gains(losses)..........   47,042    10,726   (41,696)
                                                 --------  --------  --------
Balance at end of year.......................... $244,233  $253,774  $307,175
                                                 ========  ========  ========

5. Policyholder Contract Deposits and Future Policy Benefits

    (a)The analysis of the future policy benefits and policyholder contract deposits at December 31, 2005 and 2004 follows (in thousands):

                                                            2005       2004
                                                         ---------- ----------
Policyholder contract deposits:
Annuities............................................... $3,406,323 $3,698,107
Universal life..........................................    474,715    445,538
Guaranteed investment contracts ("GICs")................    628,065  1,247,678
Corporate-owned life insurance..........................  1,629,800  1,593,169
Other contract deposits.................................     31,844     31,831
                                                         ---------- ----------
                                                         $6,170,747 $7,016,323
                                                         ========== ==========

                                                            2005       2004
                                                         ---------- ----------
Future policy benefits:
Ordinary life........................................... $   49,917 $   71,398
Group life..............................................     17,090     19,234
Life contingent annuities...............................  1,184,716  1,049,910
Terminal funding........................................  1,021,846  1,133,143
Accident and health.....................................    119,694    115,306
                                                         ---------- ----------
                                                         $2,393,263 $2,388,991
                                                         ========== ==========

    (b)The liability for policyholder contract deposits has been established based on the following assumptions:

       (i)Interest rates credited on deferred annuities, which vary by territory and year of issuance, range from 3.0 percent to 6.2 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year though some are guaranteed for longer periods. Withdrawal charges generally range from zero to 6 percent grading to zero over a period of zero to 7 years.

      (ii)Domestically, GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 4.9 percent to 7.8 percent and maturities range from 2 to 6 years. The average maturity of these GICs is 3 years.

     (iii)Interest rates on corporate-owned life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2005 was 5.4 percent.

      (iv)The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 4.5 percent to 5.7 percent and guarantees ranging from 3.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 3.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

    (c)The liability for future policy benefits has been established based upon the following assumptions:

       (i)Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 8.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 7.5 percent and grade to not less than 1.8 percent.

      (ii)Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated
          4.2 percent.

6. Reserves For Guaranteed Benefits:

   Details concerning the Company's guaranteed minimum death benefit (GMDB) exposure as of December 31, 2005 and 2004 were as follows:

                                                   Return of Net Deposits Plus a
                                                         Minimum Return
                                                   ----------------------------
                                                      (dollars in millions)
                                                   ----------------------------
                                                       2005           2004
                                                   ------------   ------------
Account value..................................... $      2,040   $      1,886
Net amount at risk (a)............................           88            102
Average attained age of contract holders..........           65             68
Range of GMDB increase rates (b)..................  0.00%-10.00%   0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

(b) Reinsured with top rated companies

   The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                        Years ended December 31
                                                         (in thousands)
                                                        ----------------------
                                                          2005        2004
                                                         -------     -------
Balance at January 1 (c)............................... $   352     $   733
Guaranteed benefits incurred...........................   5,427       1,930
Guaranteed benefits paid...............................  (5,379)     (2,311)
                                                         -------     -------
Balance at December 31................................. $   400     $   352
                                                         =======     =======

(c) Included is the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

   The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 87.5% of the 1983a table.

  . Lapse rates vary by contract type and duration and range from 5% to 25% with an average of 15%.

  .   The discount rate was 8%.

7. Income Taxes

    (a)Income tax liabilities were as follows (in thousands):

                                                        Years ended December 31,
                                                        -----------------------
                                                           2005         2004
                                                         ---------   ---------
Current tax receivables................................ $   5,406    $   6,779
Deferred tax liabilities...............................  (151,255)    (241,514)
                                                         ---------   ---------
   Income taxes payable................................ $(145,849)   $(234,735)
                                                         =========   =========

   The components of deferred tax assets and liabilities were as follows (in thousands):

                                                       Years ended December 31,
                                                       -----------------------
                                                          2005         2004
                                                        ---------   ---------
       Deferred tax assets applicable to:
       Policy reserves................................ $  26,915    $  36,595
       Basis differential of investments..............    42,374       17,141
       Other..........................................     6,721        5,991
                                                        ---------   ---------
       Total deferred tax assets......................    76,010       59,727
                                                        ---------   ---------
Deferred tax liabilities applicable to:
       Deferred policy acquisition costs..............    85,482       88,821
       Net unrealized appreciation on debt and
         equity securities available for sale.........   139,779      210,170
       Other..........................................     2,004        2,250
                                                        ---------   ---------
   Total deferred tax liabilities.....................   227,265      301,241
                                                        ---------   ---------
Net deferred tax liabilities.......................... $(151,255)   $(241,514)
                                                        ---------   ---------

    (b)Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $2.2 million of policyholders' surplus on which deferred tax liability has not been provided, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on these distributions. During 2005, the Company distributed cash dividends in excess of $61 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

    (c)The provision for income taxes differs from the amount of income tax determined by applying the applicable U.S. statutory federal tax rate to pretax income (loss) as a result of the following differences (in thousands):

                                                      Years ended December 31,
                                                     -------------------------
                                                       2005     2004     2003
                                                     -------  -------  -------
Income tax expense at statutory percentage of GAAP
  pretax income (loss).............................. $70,110  $61,147  $53,916
State income tax....................................     385      315       78
Dividends received deduction........................  (1,785)      --       --
Prior year true-up..................................  (1,722)  (1,540)    (759)
Other...............................................      31      (11)    (481)
                                                     -------  -------  -------
Income tax expense.................................. $67,019  $59,911  $52,754
                                                     =======  =======  =======

    (d)The Internal Revenue Service (IRS) is currently examining the Parent's tax return for the tax years 1991 to 2002. Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

   The Company has a written agreement with AIG under which each subsidiary agrees to pay AIG an amount equal to the consolidated federal income tax expense, multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

8. Commitments and Contingencies

   The Company is party to various lawsuits and proceedings arising in the ordinary course of business. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

   The Company had $27.4 million and $27.5 million of unfunded commitments for its investments in limited partnerships at December 31, 2005 and 2004, respectively.

   On February 9, 2006, American International Group, Inc. (AIG) announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice (DOJ), the Securities and Exchange Commission (SEC), the Office of the New York Attorney General (NYAG) and the New York State Department of Insurance (DOI). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company will need to obtain permission from the SEC to continue to provide its variable annuities. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

9. Derivative Financial Instruments

   (a) Use of Derivative Financial Instruments: The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and, at times, options to enter into interest rate swap agreements (call and put options). The Company is neither a dealer nor a trader in derivative financial instruments.

   (b) Interest Rate and Currency Swap Agreements: The Company uses interest rate swap agreements to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps involved in qualifying hedging relationships in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges.

   Currency swap agreements are used to convert cash flow from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

   The difference between amounts paid and received on swap agreements involved in qualifying hedging relationships is recorded on an accrual basis as an adjustment to realized gains/losses over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in derivative liabilities or assets.

   The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting have been recorded in net realized capital gains (losses). Swap agreements generally have terms of two to ten years.

   Interest rate and currency swap agreements related to investment securities at December 31 were as follows (in millions):

                                                                 2005    2004
                                                                ------  ------
Liability swaps
   Interest rate swap agreements to receive floating rate:
       Notional amount......................................... $506.9  $606.9
       Fair Value..............................................   (5.2)  (27.6)
   Currency swap agreements (receive Koruna dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 52.4  $ 52.4
       Fair Value..............................................   16.3    23.8
   Currency swap agreements (receive Euro dollars/pay U. S.
     dollars):
       Notional amount (in U.S. dollars)....................... $ 51.1  $ 51.1
       Fair Value..............................................   19.3    29.1


Asset Swaps:
   Currency swap agreements (receive U.S. dollars/pay Euro
     dollars):.................................................
       Notional amount (in U.S. dollars)....................... $ 15.8  $ 15.8
       Fair Value..............................................   (2.3)   (5.0)
   Currency swap agreements (receive U.S. dollars/pay British pounds):
       Notional amount (in U.S. dollars)....................... $ 40.0  $ 40.0
       Fair Value..............................................    (.8)   (4.8)
   Currency swap agreements (receive U.S. dollars/pay Canadian dollars):
       Notional amount (in U.S. dollars)....................... $  7.3  $  7.3
       Fair Value..............................................   (1.9)   (1.3)
   Currency swap agreements (receive U.S. dollars/pay
     Australian dollars:
       Notional amount (in U.S. dollars)....................... $ 35.0  $ 30.0
       Fair Value..............................................    (.2)   (1.8)

(c) Risks Inherent In the Use of Derivatives:

       Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities.) Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis.

       Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the Company's affiliated investment advisor, and within the Company to prevent and detect such mismatches.

10. Fair Value of Financial Instruments

    (a)Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

       The fair value and carrying amounts of financial instruments are as follows (in thousands):

                                                                      Carrying
2005                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   41,019 $   41,019
Fixed maturities.........................................  8,826,072  8,826,072
Equity securities........................................     27,434     27,434
Mortgage and policy loans................................    728,502    715,911
Investment contracts.....................................  3,889,916  4,065,953
Other long-term investments..............................     36,984     36,984
Assets and liabilities related to separate accounts......  3,123,472  3,123,472
Derivative assets........................................     35,561     35,561
Derivative liabilities...................................     10,429     10,429

                                                                      Carrying
2004                                                      Fair Value   Amount
----                                                      ---------- ----------
Cash and short-term investments.......................... $   52,928 $   52,928
Fixed maturities.........................................  9,879,583  9,879,583
Equity securities........................................      7,782      7,782
Mortgage and policy loans................................    759,014    748,791
Investment contracts.....................................  4,972,727  4,945,786
Other long-term investments..............................     62,642     62,642
Assets and liabilities related to separate accounts......  3,218,345  3,218,345
Derivative assets........................................     52,886     52,886
Derivative liabilities...................................     40,494     40,494

    (b)The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

       Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

       Fixed maturity securities: Fair value is based principally on independent pricing services broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimates their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company uses its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

       Equity securities: Fair values for equity securities were based upon quoted market prices.

       Mortgage loans on real estate and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were estimated to approximate carrying value.

       Investment contracts: For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, estimated fair values are derived using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

       Other long-term investments: Fair value of other invested assets is based upon the fair-value of the net assets of these investments as determined by the general partners.

       Assets and liabilities related to separate accounts: Separate and variable accounts are carried at the quoted market value of the underlying securities. The liabilities for these amounts are equal to the account assets.

       Derivatives: Fair values for derivative assets and liabilities were based upon quoted market prices.

11. Shareholders' Equity:

    (a)The Board of Directors is authorized to issue up to 1,000,000 shares of preferred stock that may be issued in one or more series and with such stated value and terms as may be determined by the Board of Directors. There were 1,000 and 2,500 Series A preferred shares with a par value of $100,000 issued and outstanding at December 31, 2005 and 2004 respectively. The holder of Series A preferred stock is entitled to cumulative dividends at a rate which is recalculated on a quarterly basis. Common stock dividends may not be paid unless provision has been made for payment of Series A preferred dividends. The Series A preferred stock has no additional voting rights. The terms of the Series A preferred stock include the right of the Company to redeem all shares at par value any time at the option of the Company. On December 28, 2005, the Company redeemed 1,500 shares of preferred stock. The redemption of $150,000,000 was paid to National Union Fire Insurance Company of Pittsburgh, an affiliate.

    (b)The maximum shareholder dividend, which can be paid without prior regulatory approval, is limited to an amount that is based on restrictions relating to statutory surplus. During 2005 and 2004, the Company paid dividends of $61,068,750 and $11,725,000, respectively, to its shareholders.

12. Employee Benefits

    (c)Currently all the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

13. Reinsurance

    (a)The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

       The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 14). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

2005                                        Premiums and Other Considerations
----                               Life     ----------------------------------
                                 Insurance           Accident
                                 in Force    Life   and Health Annuity  Total
                                 ---------- ------- ---------- ------- -------
Direct.......................... 36,797,482 169,270  324,970   116,108 610,348

   Assumed - Nonaffiliated......         --      --       --        --      --
   Assumed - Affiliated.........      5,111      --       --        --      --
                                 ---------- -------  -------   ------- -------
Total Assumed...................      5,111      --       --        --      --


   Ceded - Nonaffiliated........ 10,107,158  38,110    2,622     5,098  45,830
   Ceded - Affiliated...........  3,689,646      47  269,450        -- 269,497
                                 ---------- -------  -------   ------- -------
Total Ceded..................... 13,796,804  38,157  272,072     5,098 315,327
                                 ---------- -------  -------   ------- -------
Net............................. 23,005,789 131,113   52,898   111,010 295,021
                                 ========== =======  =======   ======= =======

2004                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 36,527,437 163,299   365,337   140,710 669,346

   Assumed - Nonaffiliated....         --    (113)       --        --    (113)
   Assumed - Affiliated.......     10,949     (49)       --        --     (49)
                               ---------- -------   -------   ------- -------
Total Assumed.................     10,949    (162)       --        --    (162)


   Ceded - Nonaffiliated...... 10,581,608  31,117     8,899     5,705  45,721
   Ceded - Affiliated.........  3,828,489     764   316,288        -- 317,052
                               ---------- -------   -------   ------- -------
Total Ceded................... 14,410,097  31,881   325,187     5,705 362,773
                               ---------- -------   -------   ------- -------
Net........................... 22,128,289 131,256    40,150   135,005 306,411
                               ========== =======   =======   ======= =======

2003                                       Premiums and Other Considerations
----                             Life     -----------------------------------
                               Insurance            Accident
                               in Force     Life   and Health Annuity  Total
                               ---------- -------  ---------- ------- -------
Direct........................ 41,971,038 152,345   341,266   62,945  556,556

   Assumed - Nonaffiliated....         --     113        --       --      113
   Assumed - Affiliated.......     18,593      (9)                --       (9)
                               ---------- -------   -------   ------  -------
Total Assumed.................     18,593     104                 --      104


   Ceded - Nonaffiliated...... 10,887,505  19,328    19,702    6,422   45,452
   Ceded - Affiliated.........  4,334,490     (12)  283,977       --  283,965
                               ---------- -------   -------   ------  -------
Total Ceded................... 15,221,995  19,316   303,679    6,422  329,417
                               ---------- -------   -------   ------  -------
Net........................... 26,767,636 133,133    37,587   56,523  227,243
                               ========== =======   =======   ======  =======

    (b)Reinsurance recoveries, which reduced death and other benefits, approximated $231,679,000 and $239,618,000, respectively, for each of the years ended December 31, 2005 and 2004.

       The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

14. Transactions with Related Parties

    (a)The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2005 was $269,497,000 and $18,815,000 respectively. Premium income and commission ceded for 2004 amounted to $317,052,000 and $20,133,000, respectively. Premium income and commission ceded to affiliates amounted to $283,965,000 and $19,719,000, respectively, for the year ended December 31, 2003.

    (b)The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2005, 2004 and 2003, the Company was charged $30,578,000, $26,601,000 and $25,800,000, respectively, for expenses attributed to the Company but incurred by affiliates.

    (c)The Company's insurance policy obligations are guaranteed by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against National Union. National Union's statutory financial statements are contained in the Company's variable product registration statements filed with the SEC. Additionally, National Union files statutory annual and quarterly reports with the Pennsylvania Insurance Department, where such reports are available to the public.

       The Company expects that the National Union guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the National Union guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

    (d)In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda ("ALB"), an affiliate. The agreement has an effective date of January 1, 2003. Under the agreement, ALB reinsures a 100% quota share of the Company's liability on selective level term products and universal life products issued by the Company. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                                NAIC CODE: 19445

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                      NATIONAL UNION FIRE INSURANCE COMPANY
                               OF PITTSBURGH, PA.

                      STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                TABLE OF CONTENTS

Report of Independent Auditors ..................................     2

Statements of Admitted Assets ...................................     3

Statements of Liabilities, Capital and Surplus ..................     4

Statements of Income and Changes in Capital and Surplus .........     5

Statements of Cash Flow .........................................     6

Notes to Statutory Basis Financial Statements ...................     7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of National Union Fire Insurance Company of Pittsburgh, PA.

We have audited the accompanying statutory statements of admitted assets and liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") as of December 31, 2005 and 2004, and the related statutory statements of income and changes in capital and surplus, and of cash flow, for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flow for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Notes 1 and 2 to the financial statements.

PricewaterhouseCoopers LLP
New York, NY
April 27, 2006

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                          STATEMENTS OF ADMITTED ASSETS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                                           2005          2004
                                                                                                         ------------  ------------
Cash and Invested Assets:
  Bonds, principally at amortized cost (NAIC market value: 2005 - $11,028,298; 2004 - $9,570,573)        $ 10,806,319  $  9,305,455
  Stocks:
     Common stocks, at NAIC market value (Cost: 2005 - $2,760,035; 2004 - $2,736,085)                       6,445,976     5,869,968
     Non-redeemable preferred stocks, at NAIC market value (Cost: 2005 - $2,110,012; 2004 - $2,259,718)     2,110,150     2,259,870
  Other invested assets, primarily at equity (Cost: 2005 - $978,354; 2004 - $778,680)                       1,425,397     1,051,860
  Short-term investments, at amortized cost (approximates NAIC market value)                                  168,815       109,446
  Securities lending collateral                                                                                83,903        43,883
  Cash                                                                                                         50,752       115,855
  Receivable for securities                                                                                         -        20,336
                                                                                                         ------------  ------------
       TOTAL CASH AND INVESTED ASSETS                                                                    $ 21,091,312  $ 18,776,673
                                                                                                         ------------  ------------

Investment income due and accrued                                                                             193,851       132,033
Agents' balances or uncollected premiums:
  Premiums in course of collection                                                                            705,461       637,680
  Premiums and installments booked but deferred and not yet due                                             1,460,490     1,216,506
  Accrued retrospective premiums                                                                               29,300         8,146
Amounts billed and receivable from high deductible policies                                                   333,315       387,572
Reinsurance recoverable on loss payments                                                                      419,911       258,992
Funds held by or deposited with reinsurers                                                                     25,026       170,139
Deposit accounting assets                                                                                   1,410,584     1,729,756
Deposit accounting assets - funds held                                                                        457,042       448,279
Federal and foreign income taxes recoverable from parent                                                      763,168       630,958
Net deferred tax assets                                                                                       385,906       379,832
Receivable from parent, subsidiaries and affiliates                                                           826,889       571,351
Equities in underwriting pools and associations                                                               609,772       526,124
Other admitted assets                                                                                         133,600       356,466
                                                                                                         ------------  ------------
       TOTAL ADMITTED ASSETS                                                                             $ 28,845,627  $ 26,230,507
                                                                                                         ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                        AS OF DECEMBER 31, 2005 AND 2004

                    (000'S OMITTED EXCEPT SHARE INFORMATION)

 AS OF DECEMBER 31,                                                      2005              2004
----------------------------------------------------------------     ------------      ------------
                                   Liabilities

Reserves for losses and loss adjustment expenses                     $ 11,786,300      $  9,811,368
Unearned premium reserves                                               4,291,224         4,142,837
Commissions, premium taxes, and other expenses payable                    278,031           289,329
Reinsurance payable on paid loss and loss adjustment expenses             153,630           273,785
Funds held by company under reinsurance treaties                          267,740           275,189
Provision for reinsurance                                                 201,761           334,696
Ceded reinsurance premiums payable, net of ceding commissions             429,327            66,516
Retroactive reinsurance reserves - assumed                                 34,720            11,270
Retroactive reinsurance reserves - ceded                                  (68,657)          (86,065)
Deposit accounting liabilities                                            513,961           691,335
Deposit accounting liabilities - funds held                             1,062,338         1,149,918
Securities lending payable                                                 83,903            43,883
Collateral deposit liability                                              533,851           484,435
Payable to parent, subsidiaries and affiliates                            886,989         1,190,865
Other liabilities                                                         270,346           174,325
                                                                     ------------      ------------
  TOTAL LIABILITIES                                                  $ 20,725,464      $ 18,853,686
                                                                     ------------      ------------

                               Capital and Surplus

Common capital stock, $5.00 par value, 1,000,000 shares
   authorized; 895,750 shares issued and outstanding                        4,479             4,479
Capital in excess of par value                                          2,694,092         2,494,262
Unassigned surplus                                                      5,349,702         4,791,970
Special surplus funds from retroactive reinsurance                         71,890            86,110
                                                                     ------------      ------------
  TOTAL CAPITAL AND SURPLUS                                             8,120,163         7,376,821
                                                                     ------------      ------------
 TOTAL LIABILITIES, CAPITAL, AND SURPLUS                             $ 28,845,627      $ 26,230,507
                                                                     ============      ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

             STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                 2005          2004
---------------------------------------------------------------------------  -----------   -----------

                              Statements of Income

Underwriting Income:
  Premiums earned                                                            $ 7,035,963   $ 6,592,662
                                                                             -----------   -----------

Underwriting Deductions:
  Losses incurred                                                              5,207,675     4,943,210
  Loss adjustment expenses incurred                                            1,138,284       755,384
  Other underwriting expenses incurred                                         1,401,165     1,369,229
                                                                             -----------   -----------
Total Underwriting Deductions                                                  7,747,124     7,067,823
                                                                             -----------   -----------
NET UNDERWRITING LOSS                                                           (711,161)     (475,161)
                                                                             -----------   -----------

Investment Income:
  Net investment income earned                                                   747,551       826,487
  Net realized capital gains (net of capital
   gains taxes: 2005 - $24,064; 2004 - $24,340)                                   44,691        45,202
                                                                             -----------   -----------
NET INVESTMENT GAIN                                                              792,242       871,689
                                                                             -----------   -----------

Net loss from agents' or premium balances charged-off                           (153,838)      (45,160)
Other gain                                                                        96,755        76,169
                                                                             -----------   -----------
NET INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES              23,998       427,537
Federal income tax expense (benefit)                                            (107,916)      101,147
                                                                             -----------   -----------
    NET INCOME                                                               $   131,914   $   326,390
                                                                             ===========   ===========

                         Changes in Capital and Surplus

Capital and Surplus, as of December 31, Previous Year                        $ 7,376,821   $ 6,899,256
  Adjustment to beginning surplus                                               (205,585)     (545,684)
                                                                             -----------   -----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                          7,171,236     6,353,572
                                                                             -----------   -----------

Changes in capital and surplus:
  Net income                                                                     131,914       326,390
  Change in net unrealized capital gains [net of capital gains
   taxes: 2005 - $(18,068); 2004 - $43,543]                                      697,684       529,835
  Change in net deferred income taxes                                             46,237       298,938
  Change in non-admitted assets                                                  (88,388)      (91,499)
  Change in provision for reinsurance                                            132,935        42,397
  Paid in surplus                                                                199,830       143,782
  Cash dividends to stockholder                                                  (97,750)     (207,199)
  Other surplus adjustments                                                            -       (39,660)
  Foreign exchange translation                                                   (73,535)       20,265
                                                                             -----------   -----------
    TOTAL CHANGES IN CAPITAL AND SURPLUS                                         948,927     1,023,249
                                                                             -----------   -----------
 CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                     $ 8,120,163   $ 7,376,821
                                                                             ===========   ===========

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                             STATEMENTS OF CASH FLOW

                                 STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                      2005          2004
-----------------------------------------------------------      ------------  ------------
                              Cash From Operations

Premiums collected, net of reinsurance                           $  7,217,780  $  7,010,374
Net investment income                                                 720,255       831,974
Miscellaneous income (expense)                                        (57,062)       31,571
                                                                 ------------  ------------
  SUB-TOTAL                                                         7,880,973     7,873,919
                                                                 ------------  ------------
Benefit and loss related payments                                   3,931,978       (65,276)
Commission and other expense paid                                   2,113,308     1,864,377
Dividends paid to policyholders                                           927           634
Change in federal income taxes                                         47,537       675,868
                                                                 ------------  ------------
  NET CASH FROM OPERATIONS                                          1,787,223     5,398,316
                                                                 ------------  ------------

                              Cash From Investments

Proceeds from investments sold, matured, or repaid
  Bonds                                                             2,374,908     2,314,128
  Stocks                                                              677,784       550,433
  Other                                                             3,296,328     4,193,343
                                                                 ------------  ------------
  TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID          6,349,020     7,057,904
                                                                 ------------  ------------

Cost of Investments Acquired
  Bonds                                                             3,915,482     5,009,144
  Stocks                                                              521,240       459,758
  Other                                                             3,256,822     4,240,241
                                                                 ------------  ------------
  TOTAL COST OF INVESTMENTS ACQUIRED                                7,693,544     9,709,143
                                                                 ------------  ------------
  NET CASH (USED IN) INVESTING ACTIVITIES                          (1,344,524)   (2,651,240)
                                                                 ------------  ------------

                  Cash From Financing and Miscellaneous Sources

Capital and Surplus paid-in, less treasury stock                            -       143,782
Dividends to stockholder                                             (146,977)     (206,320)
Net deposit on deposit-type contracts and other insurance              45,455      (677,632)
Other                                                                (346,911)   (2,021,066)
                                                                 ------------  ------------
  NET CASH (USED IN) FINANCING AND MISCELLANEOUS ACTIVITIES          (448,433)   (2,761,236)
                                                                 ------------  ------------
  NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                        (5,734)      (14,160)
Cash and short-term Investments:
  Beginning of year                                                   225,301       239,461
                                                                 ------------  ------------
  END OF YEAR                                                    $    219,567  $    225,301
                                                                 ============  ============

                See Notes to Statutory Basis Financial Statements

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.    ORGANIZATION

      The National Union Fire Insurance Company of Pittsburgh, PA. (the "Company") is a direct wholly-owned subsidiary of the American International Group, Inc. (the "Parent" or "AIG").

      The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, equipment breakdown, directors and officers liability (D&O), difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers, while through AIG's risk finance operation the Company is a leading provider in customized structured products.

      The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker usually has no authority to commit the Company to accept the risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

      The Company has significant transactions with the Parent and affiliates. In addition, the Company participates in an inter-company pooling agreement with certain affiliated companies (see Note 5).

B.    SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

      PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

      The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania.

      The Insurance Department of the Commonwealth of Pennsylvania recognizes only statutory accounting practices prescribed or permitted by the Commonwealth of Pennsylvania for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the Pennsylvania Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the Commonwealth of Pennsylvania. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Insurance Department of the Commonwealth of Pennsylvania has adopted the following accounting practices that differ from those found in NAIC SAP. Specifically, the prescribed practice of discounting of workers compensation reserves on a non-tabular basis (in NAIC SAP, discounting of reserves is not permitted on a non tabular basis) and the permitted practice that Schedule F is prepared on a New York basis, including New York Regulation 20 reinsurance credits for calculating the provision for unauthorized reinsurance (in NAIC SAP, New York Regulation 20 reinsurance credits are not permitted).

      A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Commonwealth of Pennsylvania is shown below:

                     DECEMBER 31,                    2005         2004
      -----------------------------------------  -----------   -----------

      NET INCOME, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $   131,914   $   326,390
      State Practices - (Deduction) Income:
         Non-Tabular Discounting                    (403,719)      (46,613)
                                                 -----------   -----------
      NET (LOSS) INCOME, NAIC SAP                $  (271,805)  $   279,777
                                                 ===========   ===========

      STATUTORY SURPLUS, PENNSYLVANIA INSURANCE
      DEPARTMENT                                 $ 8,120,163   $ 7,376,821
      State Practices - (Charge) Credit:
         Non-Tabular Discounting                    (594,958)     (191,239)
         Reinsurance Credits                        (212,192)     (201,318)
                                                 -----------   -----------
      STATUTORY SURPLUS, NAIC SAP                $ 7,313,013   $ 6,984,264
                                                 ===========   ===========

      In addition to the aforementioned matters, the Commissioner has permitted the Company to utilize the independent audit of the Company's Parent (the consolidated upstream holding company) to support the requirement for audited U.S. GAAP equity of the investments in non insurance and foreign insurance entities. The Commissioner has also permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP, to value investments in joint ventures, limited partnerships and hedge funds.

      STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
      PRINCIPLES:

      NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("GAAP"). NAIC SAP varies in certain respects from GAAP. A description of these accounting differences is set forth below:

      Under GAAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are restored to surplus;

      c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

      d.    Estimated undeclared dividends to policyholders are accrued;

      e. The reserves for losses and loss adjustment expense (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      f. Debt and equity securities deemed to be available for sale or trading are reported at fair value. The difference between the cost and the fair value for securities available for sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity. For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

      g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

      h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the income statement.

      Under NAIC SAP:

      a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

      b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

      c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments, which is reported directly in surplus. Dividends are reported as investment income;

      d.    Declared dividends to policyholders are accrued;

      e. The reserve for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

      f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 4-6) are reported at lower of cost or market;

      g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

      h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the income statement and surplus is segregated by the ceding entity to the extent of gains realized; and

      i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

      The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

      A summary of the Company's significant statutory accounting practices are as follows:

      USE OF ESTIMATES: The preparation of financial statements in conformity with accounting practices prescribed or permitted by the Commonwealth of Pennsylvania requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates.

      INVESTED ASSETS: The Company's invested assets are accounted for as follows:

      - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months or less from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates NAIC market value (as designated by the NAIC Securities Valuation Office).

      - Bonds: Bonds with an NAIC designation of 1 to 3 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 4 to 6 are carried at the lower of amortized cost or the NAIC-designated market value. Bonds that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss.

            Mortgage-backed securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2005 and 2004, the NAIC market value of the Company's mortgage-backed securities approximated $238,400 and $237,683, respectively. Mortgage-backed securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flows, and are valued using the retrospective method. Prepayment assumptions were obtained from broker surveys.

      - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund are carried at amortized cost. All below investment grade preferred stocks are carried at the lower of amortized cost or NAIC designated market values.

            Investments in affiliates for which the Company's ownership interest (including ownership interest of the Parent and its subsidiaries) is less than 85.0%, and whose securities are traded on one of the three major U.S. exchanges, are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP. The discount rate is approximately 23.0%. Other investments in affiliates are included in common stocks based on the net worth of the entity.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      - Other Invested Assets: Other invested assets consist primarily of investments in joint ventures and partnerships. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in value are recorded as unrealized gains or losses. Investments in joint ventures and partnerships that are determined to have an other-than-temporary decline in value are written down to fair value as the new cost basis, with the corresponding charge to Net Realized Capital Gains as a realized loss. The intermediate bond mutual fund, owned by AIG, is carried principally at the NAIC market value and the unrealized gain or loss reported as unassigned surplus.

      - Derivatives: Foreign exchange forward contracts are derivatives whereby the Company agrees to exchange a specific amount of one currency for a specific amount of another currency at a date in the future. Foreign exchange contracts are entered into in order to manage exposure to changes in the foreign exchange rates related to long-term foreign denominated bonds held by the Company. The contracts are usually one to three months in duration and are marked to market every month using publicly obtained foreign exchange rates. When the contract expires, realized gains and losses are recorded in investment income.

            Options purchased are included in Other Invested Assets on the Company's Statements of Admitted Assets. Options are carried at market value. Options written are reported in Other Liabilities on the Statements of Liabilities, Capital and Surplus. Realized gains or losses on the disposition of options are determined on the basis of specific identification and are included in income.

            Futures are exchange contracts whereby the Company agrees to buy a specific amount of an underlying security (usually an equity index) at a specific price in the future. Through out the term of the contract, the change in the underlying security's price in the future is calculated each business day, and the gain or loss is transferred in cash to or from the counterparty. When the future position is closed out or expires, a final payment is made. The daily mark-to-market payments are accounted for as realized gains or losses.

            Any change in unrealized gains or losses on derivatives purchased or written are credited or charged to unassigned surplus. The Company does not use hedge accounting for its derivatives.

      - Net Investment Gains (Losses): Net investment gains (losses) consist of net investment income earned and realized gains or losses from the disposition of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains or losses on the disposition of investments are determined on the basis of specific identification.

      - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at NAIC designated values, joint ventures, partnerships, derivatives and foreign currency translation are credited or charged to unassigned surplus.

      REVENUE RECOGNITION: Direct written premium contracts are primarily earned on a pro-rata basis over the terms of the policies to which they relate. Accordingly, unearned premiums represent the portion of premiums written which is applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with NAIC Statement on Statutory Accounting Practices (SSAP) No. 66 entitled Retrospectively Rated Contracts, the Company estimates accrued retrospectively rated premium adjustments by using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. In connection therewith, as of December 31, 2005 and 2004, accrued premiums related to the Company's retrospectively rated contracts amounted to $29,300 and $8,146, respectively, net of non-admitted premium balances of $3,256 and $905, respectively.

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, entitled Property and Casualty Contracts-Premiums, the Company records these estimates [commonly known as Earned But Unbilled (EBUB) Premiums] as an adjustment to written premium, and earns these premiums immediately. For premium adjustments that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the EBUB premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP No. 53, the Company reviews its ultimate losses in respect to its premium reserves. A liability is established if the premium reserves are not sufficient to cover the ultimate loss projections and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which the insurance policy is issued on a claims-made basis, the Company offers the Insured the option to purchase an extended reporting endorsement (commonly referred to as Tail Coverage), which permits the extended reporting of insured events after the termination of the claims made contract. Extended reporting endorsements modify the exposure period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     REINSURANCE: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums have been reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for as a reduction of the related acquisition cost.

     RETROACTIVE REINSURANCE: Retroactive reinsurance reserves are shown separately in the balance sheet. Gains or losses are recognized in the income statement. Surplus gains are reported as segregated unassigned funds (surplus) until the actual retroactive reinsurance recovered exceeds the consideration paid.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     As agreed with the Company's domiciliary state, the Company analyzed the status of all reinsurance treaties entered into on or after January 1, 1994 for which ceded reserves as of December 31, 2004 (including IBNR) exceeded $100 for compliance with the nine month rule as prescribed in SSAP No. 62, entitled Property and Casualty Reinsurance. Any such treaties for which the documentation required by SSAP No. 62 did not exist were reclassified as retroactive, with appropriate adjustments to underwriting accounts and unassigned surplus. Treaties entered into prior to January 1, 2005 for which such documentation is contained in the Company's files retained prospective treatment, irrespective of whether such documentation was executed within nine months of the treaty's effective date in accordance with agreements reached with the Domiciliary Insurance Department.

     DEPOSIT ACCOUNTING: All assumed and ceded reinsurance contracts which the Company determines do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions in accordance with SSAP No. 62 and SSAP No. 75 entitled Reinsurance Deposit Accounting - An Amendment to SSAP No. 62, Property and Casualty Reinsurance.

     As agreed with the Company's domiciliary state, direct insurance transactions whereby the Company determines there was insufficient risk transfer, other than those where a policy was issued (a) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (b) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self insurance, or (c) in compliance with filed forms, rates and/or rating plans, are recorded as deposit accounting arrangements.

     FOREIGN PROPERTY CASUALTY BUSINESS: As agreed with the Company's domiciliary state, the Company will continue to follow the current presentation practices relating to its foreign branches and participation in the business of the American International Underwriters Overseas Association (AIUOA). See Note 5 for a description of AIUOA pooling arrangement and related financial statement presentation.

     COMMISSIONS AND UNDERWRITING EXPENSES: Commissions, premium taxes, and certain other underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP No. 62, the Company records a liability for reinsurance ceding commissions recorded in excess of acquisition costs. The liability is earned over the terms of the underlying policies.

     RESERVES FOR LOSSES AND LAE: The reserves for losses and LAE, including incurred but not reported (IBNR) losses, are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company  discounts  its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. At December 31,

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2005 and 2004, the reserves for losses (net of reinsurance) subject to tabular discount were $2,135,010 and $1,423,684, respectively. As of December 31, 2005 and 2004, the Company's tabular discounting amounted to $194,527 and $151,671, respectively, all of which were applied to the Company's case reserves.

     As prescribed by the Pennsylvania Insurance statutes, the calculation of the Company's non-tabular discount is determined as follows:

     - For accident years 2001 and prior - based upon the industry payout pattern and a 6.0% interest rate.

     - For accident years 2002 and subsequent - based upon the yield of U.S. Treasury securities between one and twenty years and the Company's own payout pattern.

     At December 31, 2005 and 2004, the reserves for losses (net of reinsurance) subject to non-tabular discounting were $3,420,746 and $1,272,013, respectively. As of December 31, 2005, the Company's non-tabular discount amounted to $594,958, of which $224,416 and $370,542 was applied to case reserves and IBNR, respectively. As of December 31, 2004, the Company's non-tabular discount amounted to $191,239, all of which was applied to the Company's case reserves.

     FOREIGN EXCHANGE: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Gains and losses resulting from foreign currency transactions are included in income.

     STATUTORY BASIS RESERVES: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     POLICYHOLDERS' DIVIDENDS: Dividends to policyholders are charged to income as declared.

     CAPITAL AND SURPLUS: Common capital stock and capital in excess of par value represent amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share.

     NON-ADMITTED ASSETS: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, prepaid expenses and certain deferred taxes that exceed statutory guidance are designated as Non-admitted Assets and are directly charged to unassigned surplus. EDP equipment is depreciated over five years using the straight line method. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2005 and 2004, depreciation and amortization expense amounted to $25,983 and $18,008, respectively.

     RECLASSIFICATIONS: Certain balances contained in the 2004 financial statements have been reclassified to conform with the current year's presentation.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A.   ACCOUNTING ADJUSTMENTS TO 2005 STATUTORY BASIS FINANCIAL STATEMENTS

     During 2005, the Company dedicated significant effort to the resolution of previously identified weaknesses in internal controls over balance sheet reconciliations. As a result of these remediation efforts, management concluded that certain adjustments should be made to the assets, liabilities, net income and unassigned surplus as reported in the Company's 2004 amended Annual Statement. The adjustments resulted in an after tax statutory charge of $205,585. In accordance with SSAP No. 3, entitled Accounting Changes and Correction of Errors, the Company reported the impact to its 2004 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2005.

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2004               $ 7,376,821

     Adjustments to Beginning Capital and Surplus:

       1. Asset realization                                        (242,195)

       2. Revenue recognition                                       (68,690)
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, BEFORE FEDERAL INCOME TAXES                (310,885)

     Federal Income Taxes:

          Current federal income taxes                               23,551

          Deferred income taxes                                      81,749
                                                                -----------

             TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND
               SURPLUS, AFTER FEDERAL INCOME TAXES                 (205,585)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2005                 $ 7,171,236
                                                                ===========

     An explanation for each of the adjustments for prior period corrections is described below:

     1. ASSET REALIZATION: As a result of the remediation of the internal control weaknesses related to the balance sheet reconciliations, a further review was performed of the Company's allowance for doubtful accounts and other accruals. Based on this review, the Company determined that the allowances related to certain premium receivable, reinsurance recoverable and other asset accounts were not sufficient. The adjustment has established additional allowances for these items.

     2. REVENUE RECOGNITION: As a result of the remediation of the internal control weaknesses related to the Company's revenue recognition policies, a further review was performed by the Company that resulted in revisions to revenues that were recognized in prior periods related to certain long duration environmental insurance contracts.

'
            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

B.   ACCOUNTING ADJUSTMENTS TO 2004 STATUTORY BASIS FINANCIAL STATEMENTS

     As a result of regulatory inquiries into certain transactions, AIG conducted an internal review of information and certain transactions from January 2000 to May 2005. As part of the internal review, the Company reviewed the statutory accounting treatment for matters identified during the internal review and concluded that certain transactions required adjustment.

     An agreement was reached with the Company's domiciliary state to re-file its 2004 annual statement using the methodology prescribed under SSAP No.
     3. In applying this methodology, the Company has reflected the impact (in the amount of $545,684) to its 2003 and prior unassigned surplus as an adjustment to unassigned surplus as of January 1, 2004.

     A reconciliation of the Company's unassigned surplus balance from December 31, 2003 to January 1, 2004, taking into consideration these prior period adjustments, is outlined in the table below:

     CAPITAL AND SURPLUS, AS OF DECEMBER 31, 2003               $ 6,899,256

     Adjustments to beginning capital and surplus:

     1. Risk Transfer (Union Excess, Richmond and other)           (455,383)

     2. Coventry                                                    (16,817)

     3. In-Substance Defeasance                                      19,500

     4. Loss Reserves                                               (79,040)

     5. DBG Analysis                                                (56,278)

     6. Other Adjustments                                            42,334

     TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS            (545,684)
                                                                -----------

     CAPITAL AND SURPLUS, AS OF JANUARY 1, 2004                 $ 6,353,572
                                                                ===========

     The above reconciliation of the Company's unassigned surplus at January 1, 2004 is presented net of income taxes. The Company has evaluated any deferred income taxes arising from these adjustments for admissibility in accordance with NAIC SAP.

     An explanation of each of the accounting adjustments included in the reconciliation above are discussed below:

     1. RISK TRANSFER (UNION EXCESS, RICHMOND AND OTHER): Reinsurance ceded to Union Excess Reinsurance Company, Ltd. (Union Excess), a Barbados-domiciled reinsurer, Richmond Insurance Company, Ltd. (Richmond), a Bermuda-based reinsurance holding company, and some other insurance and reinsurance transactions were adjusted to deposit accounting due to insufficient risk transfer in accordance with SSAP No. 62 and SSAP No. 75.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

     2.   COVENTRY:  Life  settlements  are  designed to assist  life  insurance policyholders to monetize the existing value of life insurance policies. The Company determined, in light of new information not available at the time the initial accounting determination was made, that the accounting for these transactions as insurance and reinsurance was a misapplication of statutory accounting and such transactions have been reversed in the Company's financial statements.

     3. IN-SUBSTANCE DEFEASANCE: The Company entered into a funding agreement and related interest rate swap. These contracts were intended to be entered into by American International Specialty Lines Insurance Company (AISLIC) to economically hedge a corresponding AISLIC contract. The Company has since assigned the intercompany funding agreement and novated the interest rate swap to AISLIC as if in each case the contracts had been entered into by AISLIC at inception.

     4. LOSS RESERVES: The Company determined that the unsupported changes in reserves independently from the actuarial process constituted errors which have been adjusted accordingly.

     5. DOMESTIC BROKERAGE GROUP (DBG) ANALYSIS: The Company has determined that allowances related to certain premium receivable, reinsurance recoverable and other assets were not sufficient. The adjustment has established additional allowances for these items.

     6. OTHER ADJUSTMENTS: The Company has summarized other miscellaneous adjustments that individually did not have a significant impact on the adjustment of its statutory financial statements.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

The amortized cost and NAIC market values* of the Company's bond investments at December 31, 2005 and 2004 are outlined in the table below:

                                                                                        GROSS          GROSS            NAIC *
                                                                      AMORTIZED      UNREALIZED      UNREALIZED         MARKET
                                                                        COST            GAINS          LOSSES           VALUE
                                                                     -----------     -----------     -----------     -----------
AS OF DECEMBER 31, 2005

   U.S. governments                                                  $    29,928     $       960     $        39     $    30,849
   All other governments                                                 649,321          10,352           8,611         651,062
   States, territories and possessions                                 1,835,166          44,713           4,654       1,875,225
   Political subdivisions of states, territories and possessions       2,643,663          60,523           2,539       2,701,647
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        5,212,354         119,179           7,282       5,324,251
   Public utilities                                                       54,429             954             633          54,750
   Industrial and miscellaneous                                          381,458          18,070           9,014         390,514
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2005                           $10,806,319     $   254,751     $    32,772     $11,028,298
                                                                     ===========     ===========     ===========     ===========
AS OF DECEMBER 31, 2004

   U.S. governments                                                  $    45,062     $     1,117     $       144     $    46,035
   All other governments                                                 465,565          17,831             260         483,136
   States, territories and possessions                                 2,097,759          58,903           4,204       2,152,458
   Political subdivisions of states, territories and possessions       1,933,929          56,880             555       1,990,254
   Special revenue and special assessment obligation and all
   non-guaranteed obligations of agencies and authorities and
   their political subdivisions                                        4,300,455         131,102           2,836       4,428,721
   Public utilities                                                       10,515           1,205               -          11,720
   Industrial and miscellaneous                                          452,170           6,795             716         458,249
                                                                     -----------     -----------     -----------     -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2004                           $ 9,305,455     $   273,833     $     8,715     $ 9,570,573
                                                                     ===========     ===========     ===========     ===========

As of December 31, 2005 and 2004, the actual fair market value, principally priced by Interactive Data Corporation, a third party rating source, for the above listed securities amounted to $11,030,435 and $9,673,296, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and NAIC market values* of bonds at December 31, 2005 and 2004, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.


                                                        2005                                 2004
                                             ----------------------------     ------------------------------
                                              AMORTIZED         NAIC *          AMORTIZED            NAIC *
AS OF DECEMBER 31,                              COST         MARKET VALUE         COST          MARKET VALUE
--------------------------------------       -----------     ------------     ------------     -------------
Due in one year or less                      $    86,639     $    87,166      $    29,408      $    37,302
Due after one year through five years            546,495         565,421          507,375          519,338
Due after five years through ten years         8,122,058       8,259,989        1,447,668        1,482,452
Due after ten years                            1,813,491       1,877,322        7,083,325        7,293,798
Mortgaged-backed securities                      237,636         238,400          237,679          237,683
                                             -----------     -----------      -----------      -----------
   TOTAL BONDS                               $10,806,319     $11,028,298      $ 9,305,455      $ 9,570,573
                                             ===========     ===========      ===========      ===========

During 2005 and 2004, proceeds from the sale of the Company's bonds were $2,114,173 and $2,126,400, respectively. During 2005 and 2004, the Company realized gross gains of $52,643 and $18,767, respectively and gross losses of $21,356 and $19,712, respectively, related to these sales.

During 2005 and 2004, proceeds from the sale of the Company's equity investments amounted to $585,696 and $501,264, respectively. Gross gains of $43,085 and $57,845 and gross losses of $8,592 and $7,161 were realized on those sales in 2005 and 2004, respectively.

----------
* The NAIC market value was used where available. When not available, market values were obtained from third party pricing sources.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The amortized cost and market values of the Company's common and preferred stocks at December 31, 2005 and 2004 are set forth in the table below:

                                         DECEMBER 31, 2005                                      DECEMBER 31, 2004
                     ----------------------------------------------------    ----------------------------------------------------
                                     GROSS         GROSS         NAIC *                       GROSS         GROSS        NAIC *
                      AMORTIZED    UNREALIZED    UNREALIZED      MARKET       AMORTIZED    UNREALIZED    UNREALIZED      MARKET
                         COST        GAINS         LOSSES        VALUE          COST          GAINS        LOSSES        VALUE
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
Common Stocks:

   Affiliated        $2,168,153    $3,730,014    $  127,265    $5,770,902    $2,133,267    $3,137,924    $  179,416    $5,091,775
   Non-affiliated       591,892       101,725        18,543       675,074       602,818       188,730        13,355       778,193
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,760,045    $3,831,739    $  145,808    $6,445,976    $2,736,085    $3,326,654    $  192,771    $5,869,968
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
Preferred Stocks:

   Affiliated        $2,100,000    $        -    $        -    $2,100,000    $2,250,000    $        -    $        -    $2,250,000
   Non-affiliated        10,012           386           248        10,150         9,718           311           159         9,870
                     ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      TOTAL          $2,110,012    $      386    $      248    $2,110,150    $2,259,718    $      311    $      159    $2,259,870
                     ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

The NAIC market value column for preferred stocks in the above table does not agree to the carrying amount in the Company's Statements of Admitted Assets due to the Company's redeemable preferred stocks being carried at amortized, while the Company's perpetual preferred stocks being carried at market value.

As of December 31, 2005 and 2004, the Company held derivative investments of $(44,341) and $(729), respectively.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The fair market value together with the aging of the pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2005 and 2004 is set forth in the table below:

                                           12 MONTHS OR LESS      GREATER THAN 12 MONTHS           TOTAL
                                        -----------------------   ----------------------   ----------------------
                                           FAIR      UNREALIZED     FAIR     UNREALIZED       FAIR     UNREALIZED
    DESCRIPTION OF SECURITIES             VALUE        LOSSES      VALUE       LOSSES         VALUE      LOSSES
-------------------------------------   ----------   ----------   --------   -----------   ---------   ----------
As of December 31, 2005:

  U. S. Governments                     $    5,333   $       39   $      -   $         -   $    5,333   $       39
  All Other Governments                    268,895        4,240    124,919         4,371      393,814        8,611
  States, territories and possessions      378,022        3,069     31,115         1,585      409,137        4,654
  Political subdivisions of states,
  territories and possessions              387,574        2,539          -             -      387,574        2,539
  Special revenue                          812,359        6,842     12,251           440      824,610        7,282
  Public utilities                          47,746          633          -             -       47,746          633
  Industrial and miscellaneous             113,404        4,603      5,753         4,411      119,157        9,014
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                            2,013,333       21,965    174,038        10,807    2,187,371       32,772

  Common Stock                             287,947       20,822    336,178       124,986      654,125      145,808
  Preferred Stock                                -            -        751           248          751          248
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             651,822      145,403      3,054           653      654,876      145,056
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $2,665,155   $  167,368   $177,092   $    11,460   $2,842,247   $  178,828
                                        ==========   ==========   ========   ===========   ==========   ==========

As of December 31, 2004:

  U. S. Governments                     $    2,400   $      144   $      -   $         -   $    2,400   $      144
  All Other Governments                    121,010          260          -             -      121,010          260
  States, territories and possessions      170,120          982    285,409         3,227      455,529        4,204
  Political subdivisions of states,
  territories and possessions              174,418          555          -             -      174,418          555
  Special revenue                          365,583        2,110     22,410           245      387,993        2,836
  Public utilities                               -            -          -             -            -            -
  Industrial and miscellaneous              72,522          601     10,524           115       83,046          716
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS                              906,053        4,652    318,343         4,063    1,224,396        8,715
  Common Stock                             331,234      192,771          -             -      331,234      192,771
  Preferred Stock                                -            -        811           159          811          159
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL STOCKS                             331,234      192,771        811           159      332,045      192,930
                                        ----------   ----------   --------   -----------   ----------   ----------
  TOTAL BONDS AND STOCKS                $1,237,287   $  197,423   $319,154   $     4,222   $1,556,441   $  201,645
                                        ==========   ==========   ========   ===========   ==========   ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

In general, a security is considered a candidate for other-than-temporary impairments if it meets any of the following criteria:

a. Trading at a significant (25 percent or more) discount to par or amortized cost (if lower) for an extended period of time (nine months or longer);

b. The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

c. In the opinion of the Company's management, it is probable that AIG may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

As of December 31, 2005, the Company has both the ability and intent to hold these investments to recovery.

During 2005 and 2004, the Company reported write-downs on its common and preferred stock investments due to an other-than-temporary decline in fair value of $2,652 and $702, respectively, and reported write-downs on its bond investments due to an other-than-temporary decline in fair value of $0 and $7,726, respectively.

During 2005 and 2004, the Company reported the following write-downs on its joint venture and partnership investments due to an other-than-temporary decline in fair value:

FOR THE YEARS ENDED DECEMBER 31,     2005      2004
--------------------------------   -------   --------
Marlwood                           $     -   $  8,877
Odyssey Invest                           -      1,914
Advance Technology Venture               -      1,045
DLJ Merchant Banking Partners        2,923          -
Castleriggs Partners                 2,412          -
Healthcare Partners III              1,491          -
Sandler Capital IV                   1,353          -
RCBA Strategic Partners              1,242          -
Polyventures II                      1,184          -
Items less than $1.0 million           661        754
                                   -------   --------

    TOTAL                          $11,266   $ 12,590
                                   =======   ========

As of December 31, 2005 and 2004, securities with a market value of $81,453 and $41,888, respectively, were on loan. The Company receives as collateral 102.0% of the market value of domestic transactions and 105.0% for cross-border transactions. Securities lent, under the Securities Lending Agreement, are under exclusive control of the Company. Pursuant to the Securities Agency Lending Agreement, AIG Global Securities Lending Corporation, a Delaware registered company, maintains responsibility for the investment and control of such collateral.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

Securities carried at amortized cost of $1,499,498 and $1,248,472 were deposited with regulatory authorities as required by law at December 31, 2005 and 2004, respectively.

During 2005 and 2004, included in Net investment income earned were investment expenses of $6,226 and $6,053, respectively, and interest expense of $88,991 and $61,398, respectively.

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2005 and 2004 is set forth in the table below:

                                                           2005            2004
                                                       ------------    ------------
RESERVES FOR LOSSES AND LAE, AS OF BEGINNING
  OF THE PERIOD                                        $  9,811,368    $  6,686,734

Adjustments for prior period corrections                   (174,946)        908,324

Incurred losses and LAE related to:

    Current accident year                                 5,005,099       4,808,892

    Prior accident years                                  1,340,860         889,702
                                                       ------------    ------------

       TOTAL INCURRED LOSSES AND LAE                      6,345,959       5,698,594
                                                       ------------    ------------

Paid losses and LAE related to:

    Current accident year                                (1,274,795)       (930,546)

    Prior accident years                                 (2,921,286)     (2,551,738)
                                                       ------------    ------------

       TOTAL PAID LOSSES AND LAE                         (4,196,081)     (3,482,284)
                                                       ------------    ------------

RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,        $ 11,786,300    $  9,811,368
                                                       ============    ============

During the 2005 and 2004 calendar years, estimated ultimate incurred losses and LAE attributable to insured events of prior years increased by $1,340,860 and $889,702, respectively. The Company experienced adverse loss and LAE reserve development primarily related to claims from accident years 2002 and prior. The classes of business accounting for the majority of this adverse development were directors & officers' liability and related management liability classes of business, excess casualty, and excess workers' compensation. In addition, the Company significantly increased its reserves for asbestos based on a ground up review of its asbestos claims exposures at year-end 2005 (see Note 12.B for further information concerning the Company's asbestos and environmental reserves).

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $198,497 and $170,076, respectively.

As of December 31, 2005 and 2004, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $7,743,937 and $6,341,900, respectively (exclusive of intercompany pooling).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 5 - RELATED PARTY TRANSACTIONS

A.    NATIONAL UNION INTERCOMPANY POOLING AGREEMENT

      The Company, as well as certain other insurance company subsidiaries of the Parent, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to the Company (the lead pooling participant). In turn, each pooling participant receives from the Company their percentage share of the pooled business.

      In connection therewith, the Company's share of the pool is 38.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

      A list of all pooling participants and their respective participation percentages is set forth in the table below:

                                                        NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                      CODE         PERCENT
      --------------                                    --------   -------------
      National Union Fire Insurance Company
        of Pittsburgh, PA.                                19445         38.0%
      American Home Assurance Company                     19380         36.0%
      Commerce and Industry Insurance Company             19410         10.0%
      New Hampshire Insurance Company                     23481          5.0%
      The Insurance Company of the State
        of Pennsylvania                                   19429          5.0%
      Birmingham Fire Insurance Company of
        Pennsylvania                                      19402          5.0%
      AIU Insurance Company                               19399          1.0%
      American International Pacific
        Insurance Company                                 23795          0.0%
      American International South
        Insurance Company                                 40258          0.0%
      Granite State Insurance Company                     23809          0.0%
      Illinois National Insurance Company                 23817          0.0%


B.    AMERICAN INTERNATIONAL UNDERWRITERS OVERSEAS ASSOCIATION POOLING
      ARRANGEMENT

      AIG formed American International Underwriters Overseas Association (AIUOA), a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      A list of all members in the AIUOA and their respective participation percentages is set forth in the table below:

                                                                       NAIC CO.   PARTICIPATION
      MEMBER COMPANY                                                    CODE        PERCENT
      --------------                                                   --------   -------------
      American International Underwriters Overseas, Limited                  -         67.0%
      New Hampshire Insurance Company (NHIC)                             23481         12.0%
      National Union Fire Insurance Company of Pittsburgh, PA.           19445         11.0%
      American Home Assurance Company (AHAC)                             19380         10.0%


      In exchange for membership in AIUOA at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of NHIC, AHAC, and the Company.

      At the time of forming the AIUOA, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the AIUOA. As discussed in Note 1, the Company continues to follow the current practices relating to its foreign branches and participation in the business of AIUOA by recording: (a) its net (after pooling) liability on such business as direct writings in its statutory financial statements, rather than recording gross direct writings with reinsurance cessions to the other pool members; (b) its corresponding balance sheet position, excluding loss reserves and unearned premium reserves, as a net equity interest in Equities in Underwriting Pools and Associations; and (c) loss reserves and unearned premium reserves are recorded on a gross basis. As of December 31, 2005 and 2004, the Company's interest in AIUOA amounted to $613,711 and $530,063, respectively, gross of $957,256 and $623,392, respectively, in loss reserves and unearned premium reserves, after consideration of the National Union intercompany pooling agreement.

      Additionally, the Company holds 16.9% of the issued share capital of AIG Europe S.A. for the beneficial interest of the AIUOA. As of December 31, 2005, the Company's interest in AIG Europe S.A. amounted to $241,997.

C.    GUARANTEE ARRANGEMENTS

      The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies in exchange for an annual guarantee fee.

      The guarantees are not expected to have a material effect upon the Company's surplus as guaranteed companies have admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under the guarantee is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

      The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A list of the guarantees that were in effect at December 31, 2005 is outlined in the table below:

As of December 31, 2005

                                      GUARANTEE  POLICYHOLDER    INVESTED   ESTIMATED POLICYHOLDERS'
GUARANTEED COMPANY                     ISSUED     OBLIGATIONS     ASSETS      LOSS       SURPLUS
------------------------------------- ---------- ------------- ------------ ---------  ------------
New Hampshire Indemnity Company,
Inc.                                  12/15/1997 $     156,315 $    279,068 $       - $      99,675
Audubon Insurance Company              11/5/1997       171,796       66,379         -        62,051
Landmark Insurance Company
(California)                            3/2/1998        81,202      222,233         -        98,347
Starr Excess Liability Insurance
Company, Ltd.                          7/29/1998       320,268    2,250,828         -       714,201
Starr Excess Liability Insurance
International Limited                  5/28/1998     2,060,866      454,066         -       203,015 *
American International Insurance
Company of PR                          11/5/1997       265,170      179,584         -       122,858 *
AHICO First American-Hungarian
Insurance Company                      9/15/1998         9,475       16,902         -     3,458,736 *
AIG Europe (Ireland) Ltd.             12/15/1997       531,701      367,461         -       154,614 *
AIG Global Trade and Political Risk    11/5/1997           615      417,860         -       162,650 *
AIG Poland Insurance Company           9/15/1998        24,906       30,296         -        26,689 *
AIG Russia Insurance Company ZAO       9/15/1998           n/a          n/a         -           n/a
AIG Slovakia Insurance Company A. S.  12/23/1998         5,116        3,832         -         3,359 *
First American Czech Insurance
Company, Rt.                           9/15/1998           n/a          n/a         -           n/a
La Meridional Compania Argentina de
Seguros S.A.                            1/6/1998        88,497       62,962         -        64,961 *
AIG Romania Insurance Company (w/d
2/13/03)                              12/23/1998        13,705       19,345         -         5,285 *
AIG Ukraine Insurance Company (w/d
2/13/03)                               10/1/2000         1,941        9,075         -           798 *
AIG Bulgaria Ins and Reinsurance Co
(w/d 2/13/03)                         12/31/1998         4,633        7,647         -         4,291 *
AIG Life Insurance Company(+)          7/13/1998     8,469,700    9,247,410         -       702,511 **
American International Assurance Co
(Bermuda) Ltd                          8/23/1999     7,466,172    9,552,342         -     1,346,926
American International Life Assurance
Company of N Y(+)                      7/13/1998     7,219,889    7,915,072         -       696,304
                                                 ------------- ------------ --------- -------------
   TOTAL GUARANTEES                              $  26,891,967 $ 31,102,362 $       - $   7,927,271
                                                 ============= ============ ========= =============

----
(+)   The guaranteed company is backed by a support agreeement issued by AIG.

(*)   Policyholders' surplus is based on local GAAP financial statements.

(**) Policyholders' surplus for life companies is increased by the asset valuation reserve (AVR).

(n/a) Not Available

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

D.    INVESTMENTS IN AFFILIATES

      As of December 31, 2005, the Company's preferred and common stock investments with its affiliates together with the related change in unrealized appreciation were as follows:

                                                                               EQUITY AT
                                                     OWNERSHIP      COST        DECEMBER     CHANGE IN
      AFFILIATED INVESTMENT                           PERCENT       2005        31, 2005    EQUITY 2005
      ---------------------------------------------  ---------  ------------- ------------ ----------------
      Preferred Stocks:

      AIG Life Insurance Company                         100.0% $     100,000 $    100,000 $              -
      AIG Capital Corporation                            100.0%     2,000,000    2,000,000                -
                                                         -----  ------------- ------------ ----------------
         TOTAL PREFERRED STOCKS - AFFILIATES                        2,100,000    2,100,000                -
                                                                ------------- ------------ ----------------
      Common stocks:

      International Lease Finance Corporation             32.8%       793,240    2,000,248           65,177
      Lexington Insurance Company                         70.0%       257,973    1,795,395          228,474
      United Guaranty Corporation                         45.9%        74,893      272,619              (91)
      AIU Insurance Company                               32.0%        40,000      348,853          159,879
      American International Specialty Lines
      Insurance Company                                   70.0%       109,497      268,454          (12,344)
      Starr Excess Liability Insurance Company Ltd.      100.0%       385,454      714,201          133,184
      Pine Street Real Estate Holding Corp.               22.1%         3,139       14,964                3
      21st Century Insurance Group                        33.1%       467,720      346,106           55,189
      American International Realty, Inc.                 22.1%        20,736       17,769           (1,355)
      Eastgreen, Inc.                                      9.4%         8,976        9,768              249
      AIG Lodging Opportunities, Inc.                    100.0%         3,026          342           (2,779)
      National Union Fire Ins. Company of Vt.            100.0%         1,000       18,522           18,522
      National Union Fire Ins. Company of La.            100.0%         2,500        6,054              135
                                                         -----  ------------- ------------ ----------------
         TOTAL COMMON STOCKS - AFFILIATES                           2,168,154    5,813,295          644,243
                                                                ------------- ------------ ----------------
      TOTAL COMMON AND PREFERRED STOCK - AFFILIATES             $   4,268,154 $  7,913,295 $        644,243
                                                                ============= ============ ================

      The Company has ownership interests in certain affiliated real estate holding companies.

      The remaining equity interest in these investments, except for 21st Century Insurance Group, is owned by other affiliated companies, which are wholly owned by the Parent.

      From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2005, the Company's total investments in partnerships with affiliated entities where AIG interest was greater than 10.0% amounted to $548,880.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

E.    OTHER RELATED PARTY TRANSACTIONS

      The following table summarizes all transactions (excluding reinsurance and cost allocation transactions) that occurred during 2005 and 2004 between the Company and any affiliated companies* that exceeded half of one percent of the Company's admitted assets as of December 31, 2005 and 2004:

                                                ASSETS RECEIVED BY    ASSETS TRANSFERRED BY
                                                   THE COMPANY              THE COMPANY
      ----------------------------------------------------------------------------------------
                  EXPLANTION
       DATE OF        OF        NAME OF     STATEMENT                STATEMENT
      TRANSACTION TRANSACTION  AFFILIATE(*)   VALUE     DESCRIPTION     VALUE      DESCRIPTION
      ----------- -----------  -----------  ----------  -----------  ------------  -----------
      YEAR ENDED DECEMBER 31, 2005

       3/3/2005 Dividend         AIG      $        -         -     $     49,227      Cash
       6/3/2005 Dividend         AIG      $        -         -     $     59,870      Cash
       9/3/2005 Dividend         AIG      $        -         -     $     37,880      Cash
       3/3/2005 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -
       6/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
       9/3/2005 Dividend     ILFC /AIGCC  $   28,164      Cash     $          -         -
      12/3/2005 Dividend     ILFC /AIGCC  $   29,949      Cash     $          -         -

      YEAR ENDED DECEMBER 31, 2004

        3/3/2004 Dividend        AIG       $        -         -     $     48,348      Cash
        6/3/2004 Dividend        AIG       $        -         -     $     59,519      Cash
        9/3/2004 Dividend        AIG       $        -         -     $     48,875      Cash
       12/3/2004 Dividend        AIG       $        -         -     $     49,578      Cash
      12/17/2004 Purch Bonds     UGC       $  284,635     Bonds     $    284,635      Cash
        3/3/2004 Dividend     ILFC /AIGCC  $   27,636      Cash     $          -         -
        6/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
        9/3/2004 Dividend     ILFC /AIGCC  $   27,812      Cash     $          -         -
       12/3/2004 Dividend     ILFC /AIGCC  $   28,867      Cash     $          -         -

      The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with the Insurance Department of the Commonwealth of Pennsylvania, transactions with Union Excess and Richmond are treated as affiliated.

----
(*) International Lease Finance Corporation (ILFC); AIG Capital Corporation (AIGCC); United Guaranty Corporation (UGC).

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company did not change its methods of establishing terms regarding any affiliate transaction during the years ended December 31, 2005 and 2004.

      In the ordinary course of business, the Company utilizes certain affiliated companies for data center systems, investment services, salvage and subrogation, and claims management. These companies are AIG Technology, Inc., AIG Global Investment Corp. and AIG Global Trust Services, Limited, AI Recovery, Inc., and AIG Domestic Claims, Inc., respectively. In connection with these services, the fees paid by the Company to these affiliates during 2005 and 2004 are outlined in the table below:

      FOR THE YEARS ENDED DECEMBER 31,       2005       2004
      ----------------------------------  ----------  ---------
      AIG Technology, Inc.(+)             $   28,183  $  25,778
      AIG Global Investment Corporation        5,188      4,241
      AIG Global Trust Services, Limited         143        229
      AI Recovery, Inc.                        3,772      3,274
      AIG Domestic Claims, Inc.              112,960    120,687
                                          ----------  ---------

         TOTAL                            $  150,246  $ 154,209
                                          ==========  =========

---
(+)   Formerly AIG Data Center, Inc.

      As of December 31, 2005 and 2004, short-term investments included amounts invested in the AIG Managed Money Market Fund of $19,369 and $109,446, respectively.

      Federal and foreign income taxes recoverable from the Parent as of December 31, 2005 and 2004 amounted to $763,168 and $630,958, respectively.

      During 2005 and 2004, the Company sold $202,251 and $227,539, respectively, of premium receivables without recourse to AI Credit Corporation, and recorded losses of $3,627 and $2,992, respectively, related to these transactions.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

As of December 31, 2005 and 2004, the Company had the following balances payable/receivable to/from its affiliates (excluding reinsurance transactions):

AS OF DECEMBER 31,                                     2005           2004
------------------                                  ----------     ----------
Balances with pool member companies                 $  403,833     $  709,843
Balances with less than 0.5% of admitted assets        483,156        481,022
                                                    ----------     ----------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES      $  886,989     $1,190,865
                                                    ==========     ==========

AIG                                                 $  199,830     $        -
American Home Canada                                   156,575        156,575
Balances with pool member companies                    236,379        112,507
Balances with less than 0.5% of admitted assets        234,105        302,269
                                                    ----------     ----------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND
 AFFILIATES                                         $  826,889     $  571,351
                                                    ==========     ==========

NOTE 6 -REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes, large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2005 and 2004, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,              2005                           2004
                                  ---------------------------     ---------------------------
                                    WRITTEN         EARNED          WRITTEN          EARNED
                                  -----------     -----------     -----------     -----------
Direct Premiums                   $ 5,588,284     $ 5,838,904     $ 6,361,956     $ 6,291,282
Reinsurance premiums assumed:

       Affiliates                  22,153,164      21,595,324      21,103,816      19,703,510
       Non-affiliates                 494,482         548,499         502,326         533,280
                                  -----------     -----------     -----------     -----------
         GROSS PREMIUMS            28,235,930      27,982,727      27,968,098      26,528,072
                                  -----------     -----------     -----------     -----------
Reinsurance premiums ceded:

       Affiliates                  19,860,111      19,676,550      19,544,479      18,386,791
       Non-affiliates               1,288,840       1,270,214       1,394,320       1,548,619
                                  -----------     -----------     -----------     -----------
         NET PREMIUMS             $ 7,086,979     $ 7,035,963     $ 7,029,299     $ 6,592,662
                                  ===========     ===========     ===========     ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2005 and 2004 with the return of the unearned premium reserve is as follows:

                             ASSUMED REINSURANCE           CEDED REINSURANCE                   NET
                        ----------------------------    -------------------------   ------------------------
                         UNEARNED                        UNEARNED
                          PREMIUM        COMMISSION       PREMIUM     COMMISSION     PREMIUM     COMMISSION
                         RESERVES          EQUITY        RESERVES       EQUITY       RESERVES      EQUITY
                        -----------      -----------    -----------   -----------   -----------  -----------
DECEMBER 31, 2005

  Affiliated            $10,662,670      $ 1,218,460    $ 9,437,660   $ 1,100,419   $ 1,225,010  $   118,041

  Non Affiliated            891,932          101,924        507,060        59,123   $   384,872  $    42,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $11,554,602      $ 1,320,384    $ 9,944,720   $ 1,159,542   $ 1,609,882  $   160,842
                        ===========      ===========    ===========   ===========   ===========  ===========
DECEMBER 31, 2004

  Affiliated            $ 9,810,548      $ 1,168,029    $ 9,095,231   $ 1,058,103   $   715,317  $   109,926

  Non Affiliated            945,951          112,624        488,434        56,823       457,517       55,801
                        -----------      -----------    -----------   -----------   -----------  -----------
  TOTALS                $10,756,499      $ 1,280,653    $ 9,583,665   $ 1,114,926   $ 1,172,834  $   165,727
                        ===========      ===========    ===========   ===========   ===========  ===========

As of December 31, 2005 and 2004, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                            UNEARNED            PAID LOSSES           RESERVES FOR
                             PREMIUM                AND                 LOSSES AND
                            RESERVES                LAE                    LAE
                           -----------          -----------           ------------
DECEMBER 31, 2005

Affiliates                 $ 9,437,660          $    97,076           $ 36,164,744
Non-Affiliates                 507,060              322,835              3,728,454
                           -----------          -----------           ------------
Total                      $ 9,944,720          $   419,911           $ 39,893,198
                           ===========          ===========           ============

DECEMBER 31, 2004

Affiliates                 $ 9,095,231          $    (5,225)          $ 29,697,663
Non-Affiliates                 488,434              264,218              2,999,793
                           -----------          -----------           ------------
TOTAL                      $ 9,583,665          $   258,993           $ 32,697,456
                           ===========          ===========           ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's unsecured reinsurance recoverables as of December 31, 2005 in excess of 3.0% of its capital and surplus is set forth in the table below:

As of December 31, 2005

                                                            NAIC CO.
REINSURER                                                    CODE      AMOUNT
---------------------------------------------------------  --------  -----------
Affilliates:
     American Home Assurance Company                        19380   $ 24,242,369
     Commerce and Industry Insurance Company                19410      6,618,032
     Insurance Company of the State of Pennsylvania.        19429      3,366,695
     New Hampshire Insurance Company                        23841      3,350,984
     Birmingham Fire Insruance Company of Pennsylvania      19402      3,318,439
     AIU Insurance Company                                  19399        812,461
     American International Insurance Company               32220        512,797
     Transatlantic Reinsurance Company                      19453        288,819
     National Union Fire Company of Pittsburgh,
     Pennsylvania                                           19445        266,849
     American International Underwriters Overseas, Ltd.         -        222,538
     New Hampshire Indemnity Company                        23833        153,724
     AIG Global Trade And Political Risk Ins Company        10651        133,127
     United Guaranty Insurance Company                      11715         49,313
     Transatlantic Reinsurance Company                          -         27,276
     Landmark Insurance Company                             35637          9,688
     Audubon Insurance Company                              19933          6,111
     Starr Excess Liability Insurance Company, Ltd.         10932          4,779
     Hartford Steam Boiler Inspection And Insurance Co.     11452          4,290
     Euroguard Insurance Company, Limited                       -          3,807
     Illinois National Insurance Company                    23817          3,667
     National Union Fire Ins Company of Vermont                 -          3,216
     AIU Insurance Company (Japan)                              -          2,917
     American International Life Assurance Co. of NY (US)   60607          2,709
     Granite State Insurance Company                        23809          2,547
     Ascot Syndicate Lloyds 1414                                -          2,230
     American General Life Ins Co                           60488          2,091
     Arabian American Insurance Co. Ltd                         -          1,059
     First American Polish Ins Co                               -          1,040
     Other affiliates less than $1.0 million                    -         35,535
                                                                    ------------
        TOTAL AFFILIATES                                              43,449,109
                                                                    ------------

Non-Affilliates:

     Lloyd's Syndicates                                         -        387,270
                                                                    ------------
        TOTAL NON AFFILIATES                                             387,270
                                                                    ------------

   TOTAL AFFILIATES AND NON AFFILIATES                              $ 43,836,379
                                                                    ============

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005 and 2004, the Company reported in its Statements of Income $45,537 and $65,363, respectively, of statutory underwriting losses, which were comprised of premiums earned of ($1,805) and ($8,777), respectively, less losses incurred of $43,732 and $56,586, respectively, as a result of commutations with the following reinsurers:

COMPANY                                     2005      2004
---------------------------------------   -------   -------
SCOR Reinsurance Company                  $44,800   $22,458
General Re Corp                                 -    16,984
Converium Reins.                                -     7,947
AXA Albingia                                    -     6,161
CX Reinsurance                                  -     4,511
AXA Corporate Solutions                         -     3,668
National Indemnity Co.                          -     2,819
Other reinsurers less than $1.0 million       737       815
                                          -------   -------

TOTAL                                     $45,537   $65,363
                                          =======   =======

As of December 31, 2005 and 2004, the Company had reinsurance recoverables on paid losses in dispute of $149,456 and $80,435, respectively.

During 2005, the Company had written off reinsurance recoverable balances of $68,909.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

As of December 31, 2005, the Company reported the following activity and balances with respect to its retroactive reinsurance arrangements:

                                                 ASSUMED       CEDED
                                                ---------    ---------
Reserves Transferred:

   Initial Reserves                             $ 228,366    $ 478,934
   Adjustments - prior year(s)                   (187,916)     (23,011)
   Adjustments - current year                       7,160      (12,417)
                                                ---------    ---------

   BALANCE AS OF DECEMBER 31, 2005                 47,610      443,506
                                                ---------    ---------

Paid Losses Recovered:

   Prior year(s)                                    3,391      344,068
   Current year                                     9,499       30,781
                                                ---------    ---------

   TOTAL RECOVERED AS OF DECEMBER 31, 2005         12,890      374,849
                                                ---------    ---------

   CARRIED RESERVES AS OF DECEMBER 31, 2005     $  34,720    $  68,657
                                                =========    =========

Consideration Paid or Received:

   Initial Reserves                             $ 212,797    $ 291,794
   Adjustments - prior year(s)                   (190,000)     (19,040)
   Adjustments - current year                           -         (876)
                                                ---------    ---------

   TOTAL PAID AS OF DECEMBER 31, 2005           $  22,797    $ 271,878
                                                =========    =========

Special Surplus from Retroactive Reinsurance:

   Initial surplus gain or loss realized$       $       -    $  50,201
   Adjustments - prior year(s)                          -       35,909
   Adjustments - current year                           -      (14,220)
                                                ---------    ---------

   BALANCE AT DECEMBER 31, 2005                 $       -    $  71,890
                                                =========    =========

CUMULATIVE FUNDS TRANSFERRED TO UNASSIGNED
SURPLUS AS OF DECEMBER 31, 2005                 $       -    $   6,628
                                                =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The Company's retroactive reinsurance balances (by reinsurer) as of December 31, 2005, is set forth in the table below:

AS OF DECEMBER 31, 2005

REINSURER                                                  ASSUMED    CEDED
--------------------------------------------------------   -------   -------
American International Reins. Co.                          $     -   $60,516
American International Specialty Lines Insurance Company    16,760         -
Guideone Mutual Ins Co.                                      9,648         -
Commerce and Industry Insurance Company of Canada            7,280         -
PEG Reinsurance Co.                                              -     1,473
Upinsco Inc                                                      -     1,143
Swiss Re America Corp                                            -     1,138
All other reinsurers less than $1.0 million                  1,074     4,387
                                                           ------    -------

  TOTAL                                                    $34,762   $68,657
                                                           =======   =======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is actually transferred. In addition, the Company has entered into several reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

As of December 31, 2005 and 2004, the Company's deposit assets and liabilities were comprised of the following:

                                          2005                       2004
                             ------------------------   ------------------------
                              DEPOSIT       DEPOSIT       DEPOSIT      DEPOSIT
                              ASSETS      LIABILITIES     ASSETS     LIABILITIES
                             ----------   -----------   ----------   -----------
Direct                       $        -   $    59,922   $        -   $    34,823
Assumed                               -       454,039            -       656,512
Ceded                         1,410,584             -    1,729,756             -
                             ----------   -----------   ----------   -----------

  BALANCE AS OF DECEMBER 31, $1,410,584   $   513,961   $1,729,756   $   691,335
                             ==========   ===========   ==========   ===========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

A reconciliation of the Company's deposit assets and deposit liabilities as of December 31, 2005 and 2004 is set forth in the table below:

                                                            2005                          2004
                                                 --------------------------    --------------------------
                                                   DEPOSIT        DEPOSIT        DEPOSIT        DEPOSIT
                                                    ASSETS      LIABILITIES      ASSETS       LIABILITIES
                                                 -----------    -----------    -----------    -----------
BALANCE AS OF BEGINNING OF PERIOD                $ 1,729,756    $   491,335    $ 2,216,987    $   789,132

   Deposit activity, including loss recoveries      (471,268)       (12,605)      (459,259)       (88,858)

   Interest income or expense, net of
   amortization of margin                             95,951         35,231        112,880         (8,939)

   Change in non-admitted asset portion               56,145              -       (140,852)             -
                                                 -----------    -----------    -----------    -----------

BALANCE AS OF DECEMBER 31,                       $ 1,410,584    $   513,961    $ 1,729,756    $   691,335
                                                 ===========    ===========    ===========    ===========

During 2005 the Company received consideration of $79,279 resulting from the commutations of its reinsurance deposit accounting arrangement with the Richmond Insurance Company, Ltd.

As of December 31, 2005, the deposit assets with related parties, mostly reinsurance transaction with Union Excess, amounted to $ 1,258,466. During 2005, the Company commuted $272,387 of the deposit assets with Union Excess and Richmond resulting in a $3,944 loss.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Parent for tax benefits relating to any net losses or any tax credits of the Company utilized in filing the consolidated return. The federal income tax recoverables in the accompanying Statements of Admitted Assets are due from the Parent. As of December 31,
2005 and 2004, the U.S. federal income tax rate applicable to ordinary income was 35.0%.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The components of the Company's net deferred tax assets / liabilities at December 31, 2005 and 2004 are as follows:

AS OF DECEMBER 31,                                  2005           2004
----------------------------------------------   -----------    -----------
Gross deferred tax assets                        $ 1,044,743    $   870,158
Gross deferred tax liabilities                      (484,906)      (425,130)
Non-admitted deferred tax assets in accordance
with SSAP No.10 entitled Income Taxes               (173,931)       (65,196)
                                                 -----------    -----------

NET DEFERRED TAX ASSETS ADMITTED                 $   385,906    $   379,842
                                                 ===========    ===========
CHANGE IN DEFERRED TAX ASSETS NON-
ADMITTED                                         $  (108,735)   $    65,196
                                                 ===========    ===========

During 2005 and 2004, the Company's current federal income tax expense (benefit) was comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,                2005         2004
-------------------------------------------   ---------    ---------
Income tax expense (benefit) on net
underwriting and net investment income        $(106,539)   $  65,519

Federal income tax adjustment - prior years      (1,377)      35,628

                                              ---------    ---------
CURRENT INCOME TAX EXPENSE (BENEFIT)          $(107,916)   $ 101,147
                                              =========    =========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The composition of the Company's net deferred tax assets at December 31, 2005 and 2004, along with the changes in deferred income taxes for 2004, is set forth in the table below:


AS OF DECEMBER 31,                         2005            2004         CHANGE
                                        -----------    -----------    -----------
Deferred Tax Assets

   Loss reserve discount                $  506,988    $  422,379    $   84,608
   Non-admitted assets                     157,505       157,780          (275)
   Unearned premium reserve                300,386       289,999        10,387
   Other temporary difference               79,865             -        79,865
                                        ----------    ----------    ----------

     GROSS DEFERRED TAX ASSETS           1,044,743       870,158       174,585
   Non-admitted deferred tax assets       (173,931)      (65,196)     (108,735)
                                        ----------    ----------    ----------

     ADMITTED DEFERRED TAX ASSETS          870,812       804,962        65,850
                                        ----------    ----------    ----------

Deferred Tax Liabilities

   Unrealized capital gains               (185,655)     (167,587)      (18,068)
   Other temporary differences            (299,251)     (257,543)      (41,708)
                                         ----------    ----------    ----------

   GROSS DEFERRED TAX LIABILITIES         (484,906)     (425,130)      (59,776)
                                         ----------    ----------    ----------

     NET ADMITTED DEFERRED TAX ASSETS   $  385,906    $  379,832    $    6,074
                                        ==========    ==========    ==========

   Gross deferred tax assets            $1,044,743    $  870,158    $  174,585
   Gross deferred tax liabilities         (484,906)     (425,131)      (59,775)
                                        ----------    ----------    ----------

   NET DEFERRED TAX ASSETS              $  559,837    $  445,027       114,810
                                        ==========    ==========
   Income Tax effect of unrealized
   capital gains/(losses)                                               18,068
                                                                    ----------

   CHANGE IN DEFERRED INCOME TAXES                                  $  132,877
                                                                    ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

The actual tax expense (benefit) on income from operations differs from the tax expense (benefit) calculated at the statutory tax rate. A reconciliation of the Company's income tax expense (benefit) together with the significant book to tax adjustments for 2005 is set forth below:

                                                      AMOUNT         TAX EFFECT
                                                   -----------       -----------
Net income before federal income taxes             $ 48,062          $  16,822

  Book to tax adjustments:

  Tax exempt income and dividends received
   deduction                                       (358,917)          (125,621)

  Intercompany dividends                           (149,147)           (52,202)

  Federal income tax adjustment - prior year              -             (1,377)

  Remediation adjustments                                 -            (41,254)

  Foreign tax credits                                     -            (15,200)

  Other                                               6,055              2,102
                                                  ----------         ----------

   TOTAL BOOK TO TAX ADJUSTMENTS                   (502,059)          (233,552)
                                                  ----------         ----------

TOTAL FEDERAL TAXABLE LOSS AND TAX BENEFIT         $(453,997)        $ (216,730)
                                                  ==========         ==========

Current federal income tax expense (benefit)                        $ (107,916)

Income tax on net realized capital gains                                24,064

Change in net deferred income taxes                                   (132,878)
                                                                     ----------

Total Federal income tax (benefit)                                   $ (216,730)
                                                                     ==========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes is set forth in the table below:

Current year                       $       -

First preceding year               $  89,858

The Company did not have any unused net operating loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2005.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.    GENERAL

      Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

      AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

      Annual funding requirements are determined based on the PROJECTED UNIT CREDIT COST METHOD which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service.

      The Company's share of net expense for the qualified pension plan amounted to $6,900 and $10,400 for 2005 and 2004, respectively.

B.    DEFERRED COMPENSATION PLAN

      Some of the Company's officers and key employees are participants in AIG's stock option plans of 1991 and 1999. Details of these plans are published in AIG's 2005 Annual Report on Form 10-K. During 2005, the Parent allocated $2,298 of the total cost of these stock options and certain other deferred compensation programs to the Company.

C.    POSTRETIREMENT BENEFIT PLANS

      AIG's US postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50% of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $2,000. The maximum life insurance benefit prior to age 70 is $32, with a maximum $25 thereafter.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

      The postretirement benefit obligations and amounts recognized in AIG's consolidated balance sheet as of December 31, 2005 and 2004 were $140,100 and $179,100, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $200 and $100 for 2005 and 2004, respectively.

      AIG is the Plan Sponsor of the pension and post retirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans.

      The Company's weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2005 and 2004 are set forth in the table below:

      AS OF DECEMBER 31,                                 2005            2004
      -----------------------------------------       ----------      ---------
         Discount rate                                  5.50%           5.75%

         Rate of compensation increase (average)        4.25%           4.25%

         Measurement date                             12/31/2005      12/31/2004

         Medical cost trend rate                          N/A             N/A

D.    POST-EMPLOYMENT BENEFITS AND COMPENSATED ABSENCES

      AIG provides certain benefits provided to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include medical and life insurance continuation and COBRA medical subsidies.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS:

A.    CAPITAL AND SURPLUS

      The issued capital and surplus position of the Company at December 31, 2005 and 2004 was as follows:

                                                      2005            2004
                                                 ------------     -----------
      Common stock, par value                    $      4,479     $     4,479

      Common stock in excess of par value           2,694,092       2,494,262
                                                 ------------     -----------

              TOTAL CAPITAL                         2,698,571       2,498,741
                                                 ------------     -----------

      Unassigned surplus                            5,349,702       4,791,970

      Special surplus from retroactive
          reinsurance arrangements                     71,890          86,110
                                                 ------------     -----------

           TOTAL SURPLUS                            5,421,592       4,878,080
                                                 ------------     -----------

         TOTAL CAPITAL AND SURPLUS               $  8,120,163     $ 7,376,821
                                                 ============     ===========

      The portion of unassigned funds (surplus) at December 31, 2005 and 2004 represented or reduced by each item below is as follows:

                                                      2005            2004
                                                 ------------     -----------
      Unrealized gains and losses                $  4,083,298     $ 3,367,546

      Non-admitted asset values                  $   (648,626)    $  (560,238)

      Provision for reinsurance                  $   (201,761)    $  (334,696)

B.    RISK-BASED CAPITAL REQUIREMENTS

      The NAIC has adopted a Risk-based Capital ("RBC") formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

      In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2005 reporting period.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    DIVIDEND RESTRICTIONS

      Under Pennsylvania law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted [on the basis of the greater of 10.0% of the Company's statutory surplus, (excluding approximately $1,900,000 from an investment in an affiliate for which proper approval from the Insurance Department of the Commonwealth of Pennsylvania has been received) as of December 31, 2005, or 100.0% of the Company's net income for the year then ended] as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of the Insurance Department of the Commonwealth of Pennsylvania. In connection therewith, at December 31, 2005, the maximum dividend payments, which may be made without prior approval during 2006, is approximately $622,016.

      Within the limitations noted above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

NOTE 12 - CONTINGENCIES

A.    LEGAL PROCEEDINGS

      The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

      Other legal proceedings include the following:

      AIG, National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), and American International Specialty Lines Insurance Company (AISLIC) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current actions, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations. On January 28, 2005, the Alabama trial court determined that one of the current actions may proceed as a class action on behalf of the 1999 classes that were allegedly defrauded by the settlement.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The AIG Defendants and Caremark are seeking appellate relief from the Alabama Supreme Court. The AIG Defendants cannot now estimate either the likelihood of its prevailing in these actions or the potential damages in the event liability is determined.

      On September 2, 2005, AIG sued Robert Plan Corporation, the agency which services personal auto assigned risk business alleging the misappropriation of funds and other violations of contractual arrangements. On September 27, 2005, Robert Plan Corporation countersued AIG for $370,000 in disgorged profits and $500,000 of punitive damages. Subsequently, American Home Assurance Company (American Home) was named as a counterclaim defendant in this case. American Home believes that the countersuit is without merit and intends to defend it vigorously.

      Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the
      DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG will make payments totaling approximately $1,640,000, including (i) $375,000 to be paid into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. and (ii) $343,000 to be paid into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. No amounts to be paid under the related settlement agreements will be charged to the Company, although the Company and certain affiliates will be required to adopt various business reforms.

      Various federal and state regulatory agencies are reviewing certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions. It is possible that additional civil or regulatory proceedings will be filed. Additionally, various actions have been brought against AIG arising out of the liability of certain AIG subsidiaries, including the Company, for taxes, assessments, and surcharges for policies of workers compensation insurance. As of December 31, 2005, the Company recorded a provision of $57,494 to cover any contingent liabilities arising from the potential underpayment of these premium taxes and assessments.

      Since October 19, 2004, AIG and certain subsidiaries have been named as defendants in numerous complaints that were filed in federal court and in state court (Massachusetts and Florida) and removed to federal court. These cases generally allege that AIG and its subsidiaries violated federal and various state antitrust and anti-racketeering laws, various state deceptive and unfair practice laws and certain state laws governing fiduciary duties. The alleged basis of these claims is that there was a conspiracy between insurance companies and insurance brokers with regard to the bidding practices for insurance coverage in certain sectors of the insurance industry. The Judicial Panel on Multidistrict Litigation entered an order consolidating most of these cases and transferring them to the United States District Court for the District of New Jersey. The remainder of these cases have been transferred to the District of New Jersey.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      On August 15, 2005, the plaintiffs in the multidistrict litigation filed a Corrected First Consolidated Amended Commercial Class Action Complaint which names AIG and the following additional AIG subsidiaries as defendants: AIU Insurance Company, American Home, National Union, AISLIC, American International Insurance Company, Birmingham Fire Insurance Company of Pennsylvania, Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, The Hartford Steam Boiler Inspection and Insurance Company, and The Insurance Company of the State of Pennsylvania. Also on August 15, 2005, AIG, American Home, and AIG Life Insurance Company were named as defendants in a Corrected First Consolidated Amended Employee Benefits Complaint filed in the District of New Jersey that adds claims under ERISA. The AIG defendants, along with other insurer defendants and the broker defendants filed motions to dismiss both the Commercial and Employee Benefits Complaints. Plaintiffs' have filed a Motion for Class Certification in the consolidated action, which defendants will oppose. Both the motion to dismiss and the class certification motions are pending.

      On January 18, 2006, American International Aviation Agency, Inc. (AIAA) and Redholm Underwriting Agents Limited (Redholm) commenced two separate arbitration proceedings against New Hampshire Insurance Company (NHIC) in the United States and United Kingdom, respectively, seeking to prevent NHIC from terminating and/or breaching certain agreements with AIAA, Redholm and their affiliates. On the same date, AIAA filed an action in Georgia state court against NHIC, and sought an injunction barring NHIC from terminating and/or breaching these agreements pending the outcome of the arbitration. AIAA and Redholm were, at the time, managing general agents for certain insurance company subsidiaries of AIG, and are wholly owned by C.V. Starr & Co., Inc. (C.V. Starr), a company that is controlled by certain former senior executives of AIG. AIG and its affiliates thereafter terminated their managing general agency relationship with AIAA. They had previously terminated their agency relationship with Redholm.

      Subsequent to the commencement of these arbitration proceedings, two other managing general agencies owned by C.V. Starr - American International Marine Agency, Inc. (AIMA), and C.V. Starr & Co. (Starr California) - commenced two additional arbitration proceedings against AIG and certain of its affiliates, and Starr Technical Risks Agency, Inc. (Starr Tech), a third C.V. Starr agency (together with AIAA, AIMA and Starr California, the C.V. Starr Agencies), asserted claims in an arbitration that had been commenced by certain AIG subsidiaries. The AIG insurance companies named in claims asserted by the C.V. Starr Agencies are: The Insurance Company of the State of Pennsylvania, Illinois National Insurance Co., American International South Insurance Company, Granite State Insurance Company, AISLIC, National Union, Birmingham Fire Insurance Company of Pennsylvania, American Home, Commerce and Industry Insurance Company, and AIU Insurance Company (the AIG Insurance Company Defendants). The claims asserted by the C.V. Starr Agencies allege that AIG and the AIG Insurance Company Defendants are irreparably harming the C.V. Starr Agencies by, among other things, misappropriating their business relationships and proprietary information, predatorily hiring their employees, and restricting their access to offices, computer systems, documents and other information. They seek damages and injunctive relief: (i) permitting the C.V. Starr Agencies to operate independently from AIG, and to produce business for other companies, and (ii) restraining AIG and its affiliates from competing with the C.V. Starr Agencies for certain business and from using the C.V. Starr Agencies' proprietary information.

      AIG and certain of the AIG Insurance Company Defendants have also instituted arbitration and litigation in New York and litigation in Georgia seeking damages, equitable and injunctive relief: (i) preventing the C.V. Starr Agencies from denying AIG access to its documents and information; (ii) enjoining the C.V. Starr Agencies from engaging in certain insurance and reinsurance transactions with non-AIG companies;
      (iii) requiring the C.V. Starr Agencies to relinquish control of certain premium trust funds; and (iv) seeking damages resulting from any

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      improper or illegal conduct of the C.V. Starr Agencies. AIG and its affiliates have also terminated or provided notice of termination of their managing general agency relationships with Starr Tech and Starr California.

      On March 20, 2006, C.V. Starr filed a lawsuit in the United States District Court for the Southern District of New York against AIG, alleging that the use by certain AIG affiliates of the name "Starr" in commerce infringes trademarks held by C.V. Starr. The Complaint alleges claims for federal trademark infringement, common law unfair competition, service mark infringement and dilution pursuant to New York law. C.V. Starr also alleges that AIG's continued ownership of certain Internet domain names that include the "Starr" name, violates federal law and constitutes conversion of C.V. Starr property. C.V. Starr seeks to enjoin AIG from using the name Starr, to turn over its rights in certain trademark and domain name rights, and also seeks damages as a result of these violations.

      AIG and its affiliates involved in the arbitration and litigation proceedings with the C.V. Starr Agencies cannot now estimate either the likelihood of their prevailing in these actions or any potential damages in the event liability is determined.

      AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

      Except for the provisions the Company recorded related to the contingent liabilities arising out of the potential underpayment of premium taxes and assessments described in the preceding paragraphs, the Company cannot predict the outcome of the matters described above, estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an inter-company pooling arrangement and, accordingly, no reserve is being established in the Company's financial statements at December 31, 2005. In the opinion of management, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.    ASBESTOS AND ENVIRONMENTAL RESERVES

      The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claim loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claim development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

      The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

      A reconciliation of the Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) as of December 31, 2005 and 2004, gross and net of reinsurance credits, is set forth below:

                                                            ASBESTOS LOSSES            ENVIRONMENTAL LOSSES
                                                      ---------------------------     ----------------------
                                                         2005             2004          2005          2004
                                                      --------------    ---------     ---------    ---------
      Direct :

      Loss and LAE reserves, beginning of period      $      731,546    $  272,012    $  271,161   $ 196,300

         Incurred losses and LAE                             517,176       535,892        66,554     117,838
         Calendar year paid losses and LAE                  (100,673)      (76,358)      (33,001)    (42,977)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $    1,148,049    $  731,546    $  304,714   $ 271,161
                                                      ==============    ==========    ==========   =========
      Assumed:

      Loss and LAE reserves, beginning of period      $       95,171    $   34,601     $   6,994   $   8,522

         Incurred losses and LAE                              15,540        66,069           876        (587)
         Calendar year paid losses and LAE                   (7,901)        (5,499)         (944)       (941)
                                                      --------------    ----------    ----------   ---------
      Loss and LAE reserves, as of December 31,       $      102,810    $   95,171     $   6,926   $   6,994
                                                      ==============    ==========    ==========   =========
      Net of Reinsurance:

      Loss and LAE reserves, beginning of period      $      367,609    $  108,999    $  149,915   $ 85,324

         Incurred losses and LAE                             220,900       291,003        17,322      87,348
         Calendar year paid losses and LAE                   (41,472)      (32,393)      (24,761)    (22,757)
                                                      --------------    ----------    ----------   ---------
      LOSS AND LAE RESERVES, AS OF DECEMBER 31,       $      547,037    $  367,609    $  142,476   $ 149,915
                                                      ==============    ==========    ==========   =========

      Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2005 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

C.    OTHER CONTINGENCIES

      In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits.

      As of December 31, 2005, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements, the likelihood of a loss is remote.

      In connection therewith, as of December 31, 2005 the Company's loss reserves eliminated by annuities and unrecorded loss contingencies amounted to $764,800 and $745,100, respectively.

      The Company has entered into a credit agreement with its Parent, whereby the Company may loan, subject to contractually agreed interest rates, up to a maximum of $410,000. As of December 31, 2005, the Company had no outstanding loan balances due from its Parent related to this credit arrangement.

      As part of its private equity portfolio investment, as of December 31, 2005, the Company may be called upon for an additional capital investment of up to $422,500. The Company expects only a small portion of this additional capital will be called during 2006.


      The Company has committed to provide Pound Sterling 50,000 ($86,000) in capital to a Lloyd's Syndicate. The Company believes that the likelihood of a payment during 2006 is remote.

      As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities. The Company believes that the likelihood of a payment under any of these guarantees is remote.

NOTE 13 - OTHER SIGNIFICANT MATTERS

A.    SEPTEMBER 11, 2001 EVENTS

      As of December 31, 2005 and 2004, the Company's ultimate losses and LAE as a result of the September 11th events gross, ceded and net of reinsurance, is set forth in the table below:

      AS OF DECEMBER 31,                            2005           2004
      --------------------                     ------------     -----------
      Gross of reinsurance                     $    473,083     $  473,083
      Ceded reinsurance                            (408,188)      (408,188)
                                               ------------     ----------
        NET OF REINSURANCE                     $     64,895     $   64,895
                                               ============     ==========

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      All contingencies and unpaid claims or losses resulting from the September 11th events have been recognized in the financial statements. The Company does not expect any unrecognized contingencies or unpaid claims or losses to impact the financial statements in the near term.

B.    PROPERTY CATASTROPHE LOSSES

      During 2005, the Company incurred significant losses related to certain hurricane events. In connection therewith, the Company's estimate of its potential pre-tax loss exposure, including the cost of reinstatement premiums, related to these events is set forth in the table below:


                     LOSS OCCURRENCE                                                      PRE-TAX LOSS
      HURRICANE          PERIOD             CATEGORY      AREA / REGION                    EXPOSURE
      ---------     -------------------     --------  --------------------------------   -------------
      Katrina           August 2005             4     Louisiana / Central Gulf Coast      $   193,522
      Rita              September 2005          3     Southwestern Louisiana and Texas         50,551
      Wilma             October 2005            3     Southern Florida                         65,967
                                                                                          -----------
      TOTAL                                                                               $   310,040
                                                                                          ===========

C.    OTHER

      The Company underwrites a significant concentration of its direct business with brokers.

      As of December 31, 2005 and 2004, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,900,000 and $3,369,400, respectively. As of December 31, 2005 and 2004, the amount billed and recoverable on paid claims was $350,900 and $387,600, respectively, of which $17,600 and $22,300, respectively, were non-admitted.

      The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2005 and 2004, policyholder dividends amounted to $20 and $562, respectively, and were reported as Other Gains in the accompanying Statements of Income.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

      As of December 31, 2005 and 2004, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

      AS OF DECEMBER 31,                             2005          2004
      ------------------------------------------   ---------     ---------
      Guaranty funds receivable or on deposit      $  21,216     $  19,745
      Loss funds on deposit                           65,974        79,741
      Outstanding loss drafts - suspense accounts    537,881       293,066
      Accrued recoverables                             7,157         6,294
      Other assets                                   (27,064)       67,240
      Allowance for Doubtful Accounts               (471,565)     (109,621)
                                                   ---------     ---------
         TOTAL OTHER ADMITTED ASSETS               $ 133,599     $ 356,465
                                                   =========     =========

      Guaranty fund receivables represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years.

      The Company routinely assesses the collectibility of its receivable balances for potentially, uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2005 and 2004, the Company established an allowance for doubtful accounts of $471,565 and $109,621, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

      During 2005, the Company recorded $153,838 of the increase in the allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying 2005 Statement of Income, and recorded the remaining increase of $208,106 as an adjustment for prior period corrections to the Company's Capital and Surplus balance at January 1, 2005.

NOTE 14 - SUBSEQUENT EVENTS

In February 2006, the Company entered into a Capital Maintenance Agreement (CMA) with its Parent. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200.0% of the Company's Authorized Control Level RBC, as reported in the Company's 2005 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, the Parent will provide a capital contribution to the Company in an amount equal to the difference between the Company's Total Adjusted Capital and 200.0% of the Company's Authorized Control Level RBC. In lieu of making any capital contribution, with the approval of the domiciliary department, AIG may provide a letter of credit naming the Company as beneficiary.

Effective upon the date of filing of the Company's 2005 Annual Statement with its domiciliary regulator, this CMA superseded and replaced a similar agreement that was effective October 15, 2005 related to the Company's December 31, 2004 surplus position.

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2005 AND 2004

                                 (000'S OMITTED)

During 2005, the board of directors of the Parent, authorized a resolution where it committed to replenish any surplus lost as a result of the effects of the restatements of the Company's December 31, 2004 financial statements as well as any additional loss and LAE reserve strengthening as a result of the reserve review conducted by an independent actuarial consultant. In accordance with that resolution, on February 15, 2006, the Parent contributed $199,830 in cash to the Company. In connection therewith, at December 31, 2005, the Company reported a receivable of $199,830 with its Parent and increased its Capital in Excess of Par Value accordingly. The recognition of this surplus contribution has been approved by the Pennsylvania Insurance Department.

In addition, with approval of the Company's domiciliary regulator, AIG provided the Company with a letter of credit for unauthorized reinsurance recoverables, at December 31, 2005, authorizing the withdrawal of up to $380,000. In addition, the calculation of the provision for reinsurance reflects the affects of cash collections from affiliates subsequent to December 31, 2005.

NOTE 15 - POLICYHOLDERS' SURPLUS AND NET INCOME RECONCILIATION

A reconciliation of policyholder's surplus as of December 31, 2005 and net income for the year ended, as previously reported in the Company's annual statements filed with regulatory authorities, and the amounts, as adjusted, reported in the accompanying statutory basis financial statements, is presented in the following table:

                                                                        POLICYHOLDERS'      NET
                                                                           SURPLUS        INCOME
                                                                        ------------------------

AS REPORTED IN THE 2005 ANNUAL STATEMENT PREVIOUSLY FILED                 $8,046,993    $ 58,744

 Adjustment to accruals and provisions, net of federal income tax             73,170      73,170
                                                                        ------------------------

AS REPORTED IN THE ACCOMPANYING STATUTORY BASIS FINANCIAL STATEMENTS      $8,120,163    $131,914
                                                                        ========================

Certain expense accruals and provisions are calculated differently for GAAP basis financials and NAIC SAP basis financials. During the preparation of the annual statement, the Company did not properly eliminate or adjust the GAAP basis accruals and provisions when the NAIC SAP basis accruals and provisions were recorded. As a result, certain expenses were recorded twice.

                           PART C: OTHER INFORMATION

Item 26. Exhibits

(a) Board of Directors Resolution.

     (1) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (1)

     (2) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (5)

(b) Custodian Agreements. Inapplicable

(c) Underwriting Contracts.

     (1) Distribution Agreement between AIG Life Insurance Company and American General Equity Services Corporation, effective May 1, 2003. (7)

     (2) Form of Selling Group Agreement. (9)

(d) Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance
         Policy--Non-Participating, Form No. 11GVULD997. (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate, Form No. 16GVULD997. (2)

(e) Applications.

     (1) Form of Application for Group Flexible Premium Variable Life Insurance Policy, Form No. 14COLI400. (7)

     (2) Form of Supplemental Application for Life Insurance, Form No. 14GVSUP997. (Filed herewith)

     (3) Form of Subaccount Transfer Request Form, 04/06. (Filed herewith)

     (4) Form of Premium Allocation Form, 04/06. (Filed herewith)

     (5) Form of Loan/Surrender Request Form, 0406. (Filed herewith)

     (6) Form of Dollar Cost Averaging Request Form. (Filed herewith)

     (7) Form of Change Request Form. (7)

     (8) Form of Reallocation and Rebalancing Request Form, 04/06. (Filed herewith)

     (9) Form of Automatic Rebalancing Request, 04/06. (Filed herewith)

(f) Depositor's Certificate of Incorporation and By-Laws.

     (1) By-Laws of AIG Life Insurance Company, restated as of April 27, 2005.
         (4)

     (2) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (3) Restated Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

     (4) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (7)

     (5) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (9)

(g) Reinsurance Contracts. Inapplicable

(h) Participation Agreements.

  (1)(a) Form of Participation Agreement among Alliance Variable Products Series Fund, Inc., Alliance Fund Distributors, Inc. and AIG Life Insurance Company. (7)

  (1)(b) Form of Amendment to Participation Agreement among Alliance Variable Products Series Fund, Inc. and AIG Life Insurance Company. (7)

  (2)(a) Form of Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company. (8)

  (2)(b) Form of Amendment No. 1 to Shareholder Services Agreement by and between American Century Investment Services, Inc. and AIG Life Insurance Company, effective January 1, 2001. (8)

  (3)(a) Form of Participation Agreement by and among Credit Suisse Warburg Pincus Trust, Credit Suisse Asset Management, LLC, Credit Suisse Asset Management Securities, Inc. and AIG Life Insurance Company. (8)

  (4)(a) Form of Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

  (4)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

  (4)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

  (5)(a) Form of Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

  (5)(b) Form of Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated July 23, 1999. (8)

  (5)(c) Form of Fifth Amendment to Participation Agreement by and among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AIG Life Insurance Company, dated January 2, 2001. (8)

  (6)(a) Form of Participation Agreement by and among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AIG Life Insurance Company. (8)

  (7)(a) Form of Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (8)

  (7)(b) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 1, 2001. (8)

  (7)(c) Form of Amendment to Participation Agreement by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company, effective May 3, 2004. (10)

  (7)(d) Form of Amendment No. 3 to Participation Agreement as of March 31, 2006 by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company. (Filed herewith)

  (8)(a) Form of Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and AIG Life Insurance Company.
         (10)

  (9)(a) Form of Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company. (8)

  (9)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between J.P. Morgan Series Trust II and AIG Life Insurance Company, dated June 16, 2003. (10)

 (10)(a) Form of Participation Agreement by and among Merrill Lynch Variable Series Funds, Inc., FAM Distributors, Inc. and AIG Life Insurance Company. (8)

 (11)(a) Form of Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and AIG Life Insurance Company. (6)

 (11)(b) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.), Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Asset Management Inc.), Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP) and AIG Life Insurance Company, dated October 1, 2001. (7)

 (12)(a) Form of Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

 (12)(b) Form of Amendment to Fund Participation Agreement by and among Neuberger & Berman Advisers Management Trust, Advisers Managers Trust, Neuberger & Berman Management Incorporated and AIG Life Insurance Company. (10)

 (13)(a) Form of Participation Agreement by and among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and AIG Life Insurance Company. (8)

 (14)(a) Form of Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

 (14)(b) Form of Amendment No. 1 to Participation Agreement by and between VALIC Company I, The Variable Annuity Life Insurance Company and AIG Life Insurance Company. (7)

 (15)(a) Form of Participation Agreement by and among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and AIG Life Insurance Company. (8)

 (16)(a) Form of Administrative Services Agreement by and among Credit Suisse Asset Management, LLC and AIG Life Insurance Company. (8)

(i) Administrative Contracts.

     (1) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (7)

     (2) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (7)

     (3) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (7)

     (4) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (7)

     (5) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, effective January 1, 2002. (7)

     (6) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (9)

     (7) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (10)

(j) Other Material Contracts.

     (1) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (4)

     (2) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (4)

(k) Legal Opinions.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, AIG Life Insurance Company. (3)

     (2) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

     (3) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (11)

(l) Actuarial Opinions.

     (1) Opinion and Consent of AIG Life Insurance Company's actuary. (3)

     (2) Opinion and Consent of AIG Life Insurance Company's actuary. (7)

(m) Calculation. None

(n) Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o) Omitted Financial Statements. None

(p) Initial Capital Agreements. None

(q) Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (10)

(r) Powers of Attorney.

     (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa.
         (12)
--------
(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90684) of Variable Account II of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 13, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 7, 2003.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on December 28, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 25, 2003.

(8) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on June 16, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 27, 2004.

(10)Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(11)Incorporated by reference to Post-Effective Amendment No. 15 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on October 24, 2005.

(12)Incorporated by reference to Post-Effective Amendment No. 16 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on March 24, 2006.

Item 27. Directors and Officers of the Depositor

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Rodney O. Martin, Jr.                  Director and Chairman of the Board of
 2929 Allen Parkway                     Directors
 Houston, TX 77019

 M. Bernard Aidinoff                    Director
 Sullivan and Cromwell
 125 Broad Street
 New York, NY 10004

 David J. Dietz                         Director, Chairman-Global High Net
 830 Third Avenue                       Worth, Corporate Markets & Domestic
 New York, NY 10022                     Institutional Profit Center, and
                                        Chief Executive Officer-Global High
                                        Net Worth, Corporate Markets &
                                        Domestic Institutional Profit Center

 Mary Jane Fortin                       Director, Executive Vice President
 2929 Allen Parkway                     and Chief Financial Officer
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 David L. Herzog                        Director
 70 Pine Street
 New York, NY 10270

 Richard A. Hollar                      Director, Chairman-Independent
 750 West Virginia Street               Distribution Profit Center & Chief
 Milwaukee, WI 53204                    Executive Officer-Independent
                                        Distribution Profit Center

 Royce G. Imhoff, II                    Director, President-Independent
 2929 Allen Parkway                     Distribution and Affluent Profit
 Houston, TX 77019                      Center

 Gary D. Reddick                        Director, Executive Vice President
 2929 Allen Parkway                     and Chief Administrative Officer
 Houston, TX 77019

 Christopher J. Swift                   Director
 2929 Allen Parkway
 Houston, TX 77019

 James W. Weakley                       Director, President-Group Benefit &
 2929 Allen Parkway                     Financial Institutions Profit Center
 Houston, TX 77019                      and Chief Executive Officer-Group
                                        Benefit & Financial Institutions
                                        Profit Center

 Matthew Winter                         Director, President and Chief
 2929 Allen Parkway                     Executive Officer
 Houston, TX 77019

 Thomas L. Booker                       President-Annuity Profit Center
 2727 Allen Parkway
 Houston, TX 77019

 Lawrence J. O'Brien                    President-Independent Agency Group
 2727 Allen Parkway
 Houston, TX 77019

 Richard C. Schuettner                  President-AIG Life Brokerage Profit
 750 West Virginia Street               Center
 Milwaukee, WI 53204

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     --------------------------------------

 James P. Steele                        President-Structured Settlements
 205 E. 10th Street
 Amarillo, TX 79101

 David R. Armstrong                     Executive Vice President-Group
 3600 Route 66                          Benefit & Financial Institutions
 Neptune, NJ 07754

 Chris T. Calos                         Executive Vice President and
 3600 Route 66                          Executive Vice President-Group
 Neptune, NJ 07754                      Benefit & Financial Institutions

 Rebecca G. Campbell                    Executive Vice President-Human
 2929 Allen Parkway                     Resources
 Houston, TX 77019

 Dan E. Trudan                          Executive Vice President-Operations,
 750 West Virginia St.                  Independent Distribution Profit Center
 Milwaukee, WI 53204

 Steven D. Anderson                     Senior Vice President-Independent
 2727 Allen Parkway                     Distribution Profit Center and Chief
 Houston, TX 77019                      Financial Officer-Independent
                                        Distribution Profit Center

 Erik A. Baden                          Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Wayne A. Barnard                       Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Robert M. Beuerlein                    Senior Vice President and Chief
 2727-A Allen Parkway                   Actuary
 Houston, TX 77019

 Patricia A. Bosi                       Senior Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Jeffrey H. Carlson                     Senior Vice President and Chief
 2727 Allen Parkway                     Information Officer
 Houston, TX 77019

 James A. Galli                         Senior Vice President and
 830 Third Avenue                       Chief Business Development Officer
 New York, NY 10022

 Robert M. Goldbloom                    Senior Vice President-Terminal
 70 Pine Street                         Funding Annuities
 New York, NY 10270

 William F. Guterding                   Senior Vice President
 830 Third Avenue
 New York, NY 10022

 Robert F. Herbert, Jr.                 Senior Vice President, Treasurer and
 2727-A Allen Parkway                   Controller
 Houston, TX 77019

 S. Douglas Israel                      Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Kyle L. Jennings                       Senior Vice President and General
 2929 Allen Parkway                     Counsel
 Houston, TX 77019

 Althea R. Johnson                      Senior Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Glen D. Keller                         Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Simon J. Leech                         Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Kent D. Major                          Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Mark R. McGuire                        Senior Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Laura W. Milazzo                       Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Harry R. Miller                        Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Barry Pelleterri                       Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Dennis H. Roberts                      Senior Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Robert E. Steele                       Senior Vice President
 205 E. 10th Street
 Amarillo, TX 79101

 Michael W. Witwer                      Senior Vice President
 3600 Route 66
 Neptune, NJ 07754

 Frederic R. Yopps                      Senior Vice President
 750 West Virginia St.
 Milwaukee, WI 53204

 Steven E. Zimmerman                    Senior Vice President and Medical
 2727 Allen Parkway                     Director
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Edward F. Bacon                        Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Joan M. Bartel                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Walter E. Bednarski                    Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Paul Bell, III                         Vice President
 Walnut Glen Tower
 8144 Walnut Hill Lane
 Dallas, TX 75231

 Michael B. Boesen                      Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 David R. Brady                         Vice President
 70 Pine Street
 New York, NY 10270

 Stephen J. Brenneman                   Vice President
 1 Alico Plaza
 600 King Street
 Wilmington, DE 19801

 James B. Brown                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 David W. Butterfield                   Vice President
 3600 Route 66
 Neptune, NJ 07754

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     --------------------------------------

 Robert W. Chesner                      Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Valerie A. Childrey                    Vice President and Medical Director
 750 West Virginia Street
 Milwaukee, WI 53204

 Mark E. Childs                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Robert M. Cicchi                       Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Steven A. Dmytrack                     Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Douglas M. Donnenfield                 Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Timothy M. Donovan                     Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Donna F. Fahey                         Vice President
 3600 Route 66
 Neptune, NJ 07754-1580

 Farideh N. Farrokhi                    Vice President and Assistant Secretary
 2727-A Allen Parkway
 Houston, TX 77019

 John T. Fieler                         Vice President and Medical Director
 2727-A Allen Parkway
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     --------------------------------------

 Patrick S. Froze                       Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Frederick J. Garland, Jr.              Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Richard L. Gravette                    Vice President and Assistant Treasurer
 2727-A Allen Parkway
 Houston, TX 77019

 Kenneth J. Griesemer                   Vice President
 6363 Forest Park Road
 Dallas, TX 75235

 Daniel J. Gutenberger                  Vice President and Medical Director
 70 Pine Street
 New York, NY 10270

 Joel H. Hammer                         Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

 Craig H. Harrel                        Vice President
 2929 Allen Parkway
 Houston, TX 77019

 D. Leigh Harrington                    Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Neal C. Hasty                          Vice President
 6363 Forest Park Road
 Dallas, TX 75235

 Keith C. Honig                         Vice President
 1 SunAmerica Center
 Los Angeles, CA 90067

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Walter P. Irby                         Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Karen M. Isaacs                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 David S. Jorgensen                     Vice President
 2727-A Allen Parkway
 Houston, TX 77019

 Stephen C. Kennedy                     Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Gary J. Kleinman                       Vice President and Real Estate
 1 Chase Manhattan Plaza                Investment Officer
 New York, NY 10005

 Frank A. Kophamel                      Vice President
 3600 Route 66
 Neptune, NJ 07754

 Charles L. Levy                        Vice President and Medical Director
 2727 Allen Parkway
 Houston, TX 77019

 Linda Lewis                            Vice President
 6363 Forest Park Road
 Dallas, TX 75235

 Robert J. Ley                          Vice President
 70 Pine Street
 New York, NY 10270

 Jerry L. Livers                        Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Gwendolyn J. Mallett                   Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Randy J. Marash                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 David S. Martin                        Vice President-Underwriting
 2929 Allen Parkway
 Houston, TX 77019

 W. Larry Mask                          Vice President, Real Estate
 2727 Allen Parkway                     Investment Officer and
 Houston, TX 77019                      Assistant Secretary

 Gordon S. Massie                       Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Melvin C. McFall                       Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Richard D. McFarland                   Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Richard A. Mercante                    Vice President
 175 Water Street
 New York, NY 10038

 Beverly A. Meyer                       Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Candace A. Michael                     Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Anne K. Milio                          Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Sylvia A. Miller                       Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Michael R. Murphy                      Vice President
 750 West Virginia Street
 Milwaukee, WI 53204

 Carl T. Nichols                        Vice President and Medical Director
 205 E. 10th Street
 Amarillo, TX 79101

 Deanna D. Osmonson                     Vice President and Chief Compliance
 2727 Allen Parkway                     Officer
 Houston, TX 77019

 Rembert R. Owen, Jr.                   Vice President, Real Estate
 2929 Allen Parkway                     Investment Officer and
 Houston, TX 77019                      Assistant Secretary

 Lori J. Payne                          Vice President
 2727 Allen Parkway
 Houston, TX 77019

 Kirsten M. Pedersen                    Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Cathy A. Percival                      Vice President and Medical Director
 2727 Allen Parkway
 Houston, TX 77019

 Rodney E. Rishel                       Vice President
 American General Center
 2000 American General Way
 Brentwood, TN 37027

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Terri Robbins                          Vice President
 175 Water Street
 New York, NY 10038

 Walter J. Rucecki, Jr.                 Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Dale W. Sachtleben                     Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Kristin Sather                         Vice President
 1 Chase Manhattan Plaza
 New York, NY 10005

 Richard W. Scott                       Vice President and Chief Investment
 70 Pine Street                         Officer
 New York, NY 10270

 Tom L. Scott                           Vice President and General Auditor
 2929 Allen Parkway
 Houston, TX 77019

 T. Clay Spires                         Vice President and Assistant Tax
 2929 Allen Parkway                     Officer
 Houston, TX 77019

 Gregory R. Thornton                    Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Veronica Torralba                      Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Paul Turner                            Vice President
 2929 Allen Parkway
 Houston, TX 77019

 Name and Principal                     Positions and Offices with Depositor
 Business Address                       AIG Life Insurance Company
 ------------------                     -------------------------------------

 Richard P. Vegh                        Vice President
 3600 Route 66
 Neptune, NJ 07754

 Curt Vondrasek                         Vice President
 1000 E. Woodfield Road
 Schaumburg, IL 60173

 Christian D. Weiss                     Vice President
 #1 Franklin Square
 Springfield, IL 62713

 Ronald J. Williams                     Vice President
 3600 Route 66
 Neptune, NJ 07754

 Elizabeth M. Tuck                      Secretary
 70 Pine Street
 New York, NY 10270

 Lauren W. Jones                        Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                  Percentage
                                                                  of Voting
                                                                  Securities
                                                 Jurisdiction of Owned by its
                                                  Incorporation   Immediate
                                                 or Organization Parent/(2)/
                                                 --------------- ------------
American International Group,
  Inc./(1) /....................................       Delaware        /(3)/
   AIG Aviation, Inc............................        Georgia        100
   AIG Bulgaria Insurance and
     Reinsurance Company EAD....................       Bulgaria        100
   AIG Capital Corporation......................       Delaware        100
       AIG Consumer Finance Group,
         Inc....................................       Delaware        100
          AIG Bank Polska S.A...................         Poland      99.92
          AIG Credit S.A........................         Poland        100
          Compania Financiera
            Argentina S.A.......................      Argentina        100
       AIG Equipment Finance
         Holdings, Inc..........................       Delaware        100
          AIG Commercial Equipment
            Finance, Inc........................       Delaware        100
              AIG Commercial
                Equipment Finance
                Company, Canada.................         Canada        100
       AIG Finance Holdings, Inc................       New York        100
          AIG Finance (Hong Kong)
            Limited.............................      Hong Kong        100
       AIG Global Asset Management
         Holdings Corp..........................       Delaware        100
          AIG Asset Management
            Services, Inc.......................       Delaware        100
              Brazos Capital
                Management, L.P.................       Delaware         92
          AIG Capital Partners, Inc.............       Delaware        100
          AIG Equity Sales Corp.................       New York        100
          AIG Global Investment Corp............     New Jersey        100
          AIG Global Securities
            Lending Corp........................       Delaware        100
       International Lease Finance
         Corporation............................     California     67.23 /(4)/
       AIG Global Real Estate
         Investment Corp........................       Delaware        100
   AIG Credit Corp..............................       Delaware        100
       A.I. Credit Consumer discount
         Corp...................................   Pennsylvania        100
       A.I. Credit Corp.........................  New Hampshire        100
       AICCO, Inc...............................       Delaware        100
       AICCO, Inc...............................     California        100
       AIG Credit Corp. of Canada...............         Canada        100
       Imperial Premium Funding Inc.............       Delaware        100
   AIG Egypt Insurance Company, S.A.E...........          Egypt      89.98
   AIG Federal Savings Bank.....................         U.S.A.        100
   AIG Financial Advisor Services,
     Inc........................................       Delaware        100
       AIG Financial Advisor
         Services (Europe), S.A.................     Luxembourg        100
   AIG Financial Products Corp..................       Delaware        100
       AIG Matched Funding Corp.................       Delaware        100
       Banque AIG...............................         France        90 /(5)/
   AIG Funding, Inc.............................       Delaware        100

                              SUBSIDIARIES OF AIG

                                                                  Percentage
                                                                  of Voting
                                                                  Securities
                                                 Jurisdiction of Owned by its
                                                  Incorporation   Immediate
                                                 or Organization Parent/(2)/
                                                 --------------- ------------
   AIG Global Trade & Political
     Risk Insurance Company.....................     New Jersey       100
A.I.G. Golden Insurance Ltd.....................         Israel     50.01
AIG Life Holdings (International)
  LLC...........................................       Delaware       100
   American International
     Reinsurance Company, Ltd...................        Bermuda       100
       AIG Edison Life Insurance
         Company................................          Japan       90 /(6)/
       American International
         Assurance Company,
         Limited................................      Hong Kong       100
       American International
         Assurance Company
         (Australia) Limited....................      Australia       100
       American International
         Assurance Company
         (Bermuda) Limited......................        Bermuda       100
          American International
            Assurance Co.
            (Vietnam) Limited...................        Vietnam       100
          Tata AIG Life Insurance
            Company Limited.....................          India        26
       Nan Shan Life Insurance
         Company, Ltd...........................         Taiwan        95
AIG Life Insurance Company......................       Delaware       79 /(7)/
AIG Life Insurance Company of
  Puerto Rico...................................    Puerto Rico       100
AIG Liquidity Corp..............................       Delaware       100
AIG Marketing, Inc..............................       Delaware       100
AIG Private Bank Ltd............................    Switzerland       100
AIG Retirement Services, Inc....................       Delaware      100 /(8)/
   SunAmerica Life Insurance
     Company....................................        Arizona       100
       SunAmerica Investments,
         Inc....................................        Georgia       70 /(9)/
          AIG Advisor Group, Inc................       Maryland       100
              Advantage Capital
                Corporation.....................       New York       100
              FSC Securities
                Corporation.....................       Delaware       100
              Royal Alliance
                Associates, Inc.................       Delaware       100
              Sentra Securities
                Corporation.....................     California       100
              Spelman & Co., Inc................     California       100
              SunAmerica
                Securities, Inc.................       Delaware       100
          AIG SunAmerica Life
            Assurance Company...................        Arizona      100 /(10)/
              AIG SunAmerica
                Asset Management
                Corp............................       Delaware       100
                 AIG SunAmerica
                   Capital
                   Services. Inc................       Delaware       100
          First SunAmerica Life
            Insurance Company...................       New York       100
AIG Risk Management, Inc........................       New York       100
AIG Technologies, Inc...........................  New Hampshire       100
AIGTI, Inc......................................       Delaware       100
AIG Trading Group Inc...........................       Delaware       100
   AIG International, Inc.......................       Delaware       100
AIU Holdings, LLC...............................       Delaware       100
   AIG Central Europe & CIS
     Insurance Holdings
     Corporation................................       Delaware       100
       AIG Bulgaria Insurance and
         Reinsurance Company EAD................       Bulgaria       100
       AIG Czech Republic
         pojistovna, as......................... Czech Republic       100
       AIG Kazakhstan Insurance
         Company, S.A...........................      Kzakhstan     88.87
   AIU Africa Holdings, Inc.....................       Delaware       100
       AIG Kenya Insurance
         Company, Limited.......................          Kenya       100
   AIG Memsa, Inc...............................       Delaware       100
       AIG Iraq.................................       Delaware       100
       AIG Lebanon, S.A.L.......................        Lebanon       100
       AIG Libya, Inc...........................       Delaware       100
       AIG Hayleys Investment
         Holdings (Private) Ltd.................      Sri Lanka        80

                              SUBSIDIARIES OF AIG

                                                                 Percentage
                                                                 of Voting
                                                                 Securities
                                                Jurisdiction of Owned by its
                                                 Incorporation   Immediate
                                                or Organization Parent/(2)/
                                                --------------- ------------
          Hayleys AIG Insurance
            Company, Ltd.......................     Sri Lanka         100
       AIG Sigorta A.S.........................        Turkey         100
       Tata AIG General Insurance
         Company Limited.......................         India          26
AIU Insurance Company..........................      New York         52 /(11)/
AIU North America, Inc.........................      New York         100
American General Corporation...................         Texas         100
   American General Bancassurance
     Services, Inc.............................      Illinois         100
   AGC Life Insurance Company..................      Missouri         100
       AIG Life Holdings (Canada),
         ULC...................................        Canada         100
          AIG Assurance Canada.................        Canada         100
          AIG Life Insurance
            Company of Canada..................        Canada         100
       AIG Life of Bermuda, Ltd................       Bermuda         100
       American General Life and
         Accident Insurance Company............     Tennessee         100
       American General Life
         Insurance Company.....................         Texas         100
          American General Annuity
            Service Corporation................         Texas         100
          AIG Enterprise Services,
            LLC................................      Delaware         100
          American General Equity
            Services Corporation...............      Delaware         100
          American General Life
            Companies, LLC.....................      Delaware         100
          The Variable Annuity Life
            Insurance Company..................         Texas         100
              VALIC Retirement
                Services Company...............         Texas         100
              VALIC Trust Company..............         Texas         100
       American General Property
         Insurance Company.....................     Tennessee      51.85 /(12)/
          American General Property
            Insurance Company of
            Florida............................       Florida         100
       AIG Annuity Insurance Company...........         Texas         100
       The United States Life
         Insurance Company in the
         City of New York......................      New York         100
   American General Finance, Inc...............       Indiana         100
       American General Auto
         Finance, Inc..........................      Delaware         100
       American General Finance
         Corporation...........................       Indiana         100
          MorEquity, Inc.......................        Nevada         100
              Wilmington Finance,
                Inc............................      Delaware         100
          Merit Life Insurance Co..............       Indiana         100
          Yosemite Insurance Company...........       Indiana         100
              CommoLoCo, Inc...................   Puerto Rico         100
       American General Financial
         Services of Alabama, Inc..............      Delaware         100
   American General Investment
     Management Corporation....................      Delaware         100
   American General Realty
     Investment Corporation....................         Texas         100
   American General Assurance
     Company...................................      Illinois         100
       American General Indemnity
         Company...............................      Illinois         100
   Knickerbocker Corporation...................         Texas         100
American Home Assurance Company................      New York         100
   AIG Domestic Claims, Inc....................      Delaware         50 /(13)/
   AIG Hawaii Insurance Company,
     Inc.......................................        Hawaii         100
       American Pacific Insurance
         Company, Inc..........................        Hawaii         100
   American International Insurance
     Company...................................      New York         100
       American International
         Insurance Company of
         California, Inc.......................    California         100
       American International
         Insurance Company of New
         Jersey................................    New Jersey         100
       Minnesota Insurance Company.............     Minnesota         100

                              SUBSIDIARIES OF AIG

                                                                 Percentage
                                                                 of Voting
                                                                 Securities
                                                Jurisdiction of Owned by its
                                                 Incorporation   Immediate
                                                or Organization Parent/(2)/
                                                --------------- ------------
   American International Realty Corp..........       Delaware      31.5 /(14)/
   Pine Street Real Estate Holdings
     Corp......................................  New Hampshire     31.47 /(14)/
   Transatlantic Holdings, Inc.................       Delaware     33.41 /(15)/
       Transatlantic Reinsurance
         Company...............................       New York        100
          Putnam Reinsurance Company...........       New York        100
          Trans Re Zurich......................    Switzerland        100
American International Insurance
  Company of Delaware..........................       Delaware        100
American International Life Assurance
  Company of New York..........................       New York     77.52 /(16)/
American International Reinsurance
  Company, Ltd.................................        Bermuda        100
American International Underwriters
  Corporation..................................       New York        100
American International Underwriters
  Overseas, Ltd................................        Bermuda        100
   AIG Europe (Ireland) Limited................        Ireland        100
   AIG Europe (U.K.) Limited...................        England        100
   AIG Brasil Companhia de Seguros.............         Brazil         50
   AIG General Insurance (Vietnam)
     Company Limited...........................        Vietnam        100
   Universal Insurance Co., Ltd................       Thailand        100
   La Seguridad de Centroamerica,
     Compania de Seguros S.A...................      Guatemala        100
   La Meridional Compania Argentina de
     Seguros...................................      Argentina        100
   American International Insurance
     Company of Puerto Rico....................    Puerto Rico        100
   A.I.G. Colombia Seguros Generales
     S.A.......................................       Colombia        100
   American International Underwriters
     GmBH......................................        Germany        100
   Richmond Insurance Company Limited..........        Bermuda        100
   Underwriters Adjustment Company,
     Inc.......................................         Panama        100
American Life Insurance Company................       Delaware        100
   AIG Life (Bulgaria) Z.D. A.D................       Bulgaria        100
   ALICO, S.A..................................         France        100
   First American Polish Life
     Insurance and Reinsurance
     Company, S.A..............................         Poland        100
   Inversiones Interamericana S.A.
     (Chile)...................................          Chile        100
   Pharaonic American Life Insurance
     Company...................................          Egypt      71.63
   Unibanco AIG Seguros S.A....................         Brazil     47.81 /(17)/
AIG Life Insurance Company
  (Switzerland) Ltd............................    Switzerland        100
American Security Life Insurance
  Company, Ltd.................................   Lichtenstein        100
Birmingham Fire Insurance Company of
  Pennsylvania.................................   Pennsylvania        100
China America Insurance Company, Ltd...........       Delaware         50
Commerce and Industry Insurance Company........       New York        100
Commerce and Industry Insurance
  Company of Canada............................        Ontario        100
Delaware American Life Insurance
  Company......................................       Delaware        100
Hawaii Insurance Consultants, Ltd..............         Hawaii        100
HSB Group, Inc.................................       Delaware        100
   The Hartford Steam Boiler
     Inspection and Insurance Company..........    Connecticut        100
       The Hartford Steam Boiler
         Inspection and Insurance
         Company of Connecticut................    Connecticut        100
       HSB Engineering Insurance
         Limited...............................        England        100
          The Boiler Inspection and
            Insurance Company of Canada........         Canada        100
The Insurance Company of the State of
  Pennsylvania.................................   Pennsylvania        100
Landmark Insurance Company.....................     California        100
Mt. Mansfield Company, Inc.....................        Vermont        100
National Union Fire Insurance Company
  of Pittsburgh, Pa............................   Pennsylvania        100

                              SUBSIDIARIES OF AIG

                                                                 Percentage
                                                                 of Voting
                                                                 Securities
                                               Jurisdiction of  Owned by its
                                                Incorporation    Immediate
                                               or Organization  Parent/(2)/
                                               --------------- ------------
   American International
     Specialty Lines Insurance
     Company..................................         Alaska         70 /(18)/
   Lexington Insurance Company................       Delaware         70 /(18)/
       AIG Centennial Insurance
         Company..............................   Pennsylvania         100
          AIG Premier Insurance
            Company...........................   Pennsylvania         100
              AIG Indemnity
                Insurance Company.............   Pennsylvania         100
          AIG Preferred Insurance
            Company...........................   Pennsylvania         100
          AIG Auto Insurance
            Company of New Jersey.............     New Jersey         100
       JI Accident & Fire
         Insurance Co. Ltd....................          Japan          50
   National Union Fire Insurance
     Company of Louisiana.....................      Louisiana         100
   National Union Fire Insurance
     Company of Vermont.......................        Vermont         100
   21st Century Insurance Group...............     California     33.03 /(19)/
       21st Century Insurance
         Company..............................     California         100
       21st Century Casualty
         Company..............................     California         100
       21st Century Insurance
         Company of the Southwest.............          Texas         100
   Starr Excess Liability
     Insurance Company, Ltd...................       Delaware         100
       Starr Excess Liability
         Insurance International
         Ltd..................................        Ireland         100
NHIG Holding Corp.............................       Delaware         100
   Audubon Insurance Company..................      Louisiana         100
       Audubon Indemnity Company..............    Mississippi         100
       Agency Management
         Corporation..........................      Louisiana         100
          The Gulf Agency, Inc................        Alabama         100
   New Hampshire Insurance Company............   Pennsylvania         100
       AIG Europe, S.A........................         France      70.48 /(20)/
       AI Network Corporation.................       Delaware         100
       American International
         Pacific Insurance Company............       Colorado         100
       American International
         South Insurance Company..............   Pennsylvania         100
       Granite State Insurance
         Company..............................   Pennsylvania         100
       New Hampshire Indemnity
         Company, Inc.........................   Pennsylvania         100
          AIG National Insurance
            Company, Inc......................       New York         100
       Illinois National Insurance
         Co...................................       Illinois         100
       New Hampshire Insurance
         Services, Inc........................  New Hampshire         100
   AIG Star Life Insurance Co., Ltd...........          Japan         100
The Philippine American Life and
  General Insurance Company...................    Philippines       99.78
   Pacific Union Assurance Company............     California         100
   Philam Equitable Life Assurance
     Company, Inc.............................    Philippines       95.31
   Philam Insurance Company, Inc..............    Philippines         100
Risk Specialist Companies, Inc................       Delaware         100
United Guaranty Corporation................... North Carolina      36.3l /(21)/
   A.I.G. Mortgage Holdings
     Israel, Ltd..............................         Israel       82.12
       E.M.I.-Ezer Mortgage
         Insurance Company, Limited...........         Israel         100
   AIG United Guaranty Agenzia DI
     Assicurazione S.R.L......................          Italy         100
   AIG United Guraranty Insurance
     (Asia) Limited...........................      Hong Kong         100
   AIG United Guaranty Re, Ltd................        Ireland         100
   United Guaranty Insurance
     Company.................................. North Carolina         100
   United Guaranty Mortgage
     Insurance Company........................ North Carolina         100
   United Guaranty Mortgage
     Insurance Company of North
     Carolina................................. North Carolina         100
   United Guaranty Partners
     Insurance Company........................        Vermont          80

                                                         Percentage
                                                         of Voting
                                                         Securities
                                        Jurisdiction of Owned by its
                                         Incorporation   Immediate
                                        or Organization Parent/(2)/
                                        --------------- ------------
   United Guaranty Residential
     Insurance Company of North
     Carolina.......................... North Carolina        100
   United Guaranty Residential
     Insurance Company................. North Carolina     75.03 /(22)/
   United Guaranty Commercial
     Insurance Company of North
     Carolina.......................... North Carolina        100
       United Guaranty Mortgage
         Indemnity Company............. North Carolina        100
       United Guaranty Credit
         Insurance Company............. North Carolina        100
       United Guaranty Services,
         Inc........................... North Carolina        100
--------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

/(2)/  Percentages include directors' qualifying shares.

/(3)/ The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
       2.0 percent by The Starr Foundation.

/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.

/(5)/  Also owned 10 percent by AIG Matched Funding Corp.

/(6)/  Also owned 21 percent by Commerce and Industry Insurance Company.

/(7)/  Indirect wholly-owned subsidiary.

/(8)/  Formerly known as AIG SunAmerica Inc.

/(9)/  Also owned 30 percent by AIG Retirement Services, Inc.

/(10)/ Formerly known as Anchor National Life Insurance Company.

/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.

/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
       Company.

/(13)/ Also owned 50 percent by The Insurance Company of the State of
       Pennsylvania.

/(14)/ Also owned by 11 other AIG subsidiaries.

/(15)/ Also owned 25.95 percent by AIG.

/(16)/ Also owned 22.48 percent by American Home Assurance Company.

/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
       Company.

/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
       Ltd. and .48 percent by American Home Assurance Company.

/(19)/ Also owned 20 percent by The Insurance Company of the State of
       Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.

/(20)/ Also owned 16.85 percent by American Home Assurance Company,
       6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.

/(21)/ 100 percent to be held with other AIG companies.

/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
       Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
       0.86 percent by The Insurance Company of the State of Pennsylvania.

/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance
       Company of North Carolina.

The Registrant is a separate account of AIG Life Insurance Company (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30.Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for Variable Account I of AIG Life Insurance Company, which offers interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of AIG Life Insurance Company affiliates.

(b) Management.

                                       Positions and Offices with Underwriter
Name and Principal                     American General Equity Services
Business Address                       Corporation
------------------                     --------------------------------------
Rodney O. Martin, Jr.                  Director and Chairman of the Board of
2929 Allen Parkway                     Directors
Houston, TX 77019

Mark R. McGuire                        Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Gary D. Reddick                        Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II                    President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington                      Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                     Vice President, Chief Compliance
2727 Allen Parkway                     Officer and Anti-
Houston, TX 77019                      Money Laundering Compliance Officer

T. Clay Spires                         Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                      Secretary
70 Pine Street
New York, NY 10270

Sarah Hosker                           Assistant Secretary
70 Pine Street
New York, NY 10270

                                        Positions and Offices with Underwriter
 Name and Principal                     American General Equity Services
 Business Address                       Corporation
 ------------------                     --------------------------------------
 Lauren W. Jones                        Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 David M. Robinson                      Assistant Secretary
 2929 Allen Parkway
 Houston, TX 77019

 John D. Fleming                        Assistant Treasurer
 2929 Allen Parkway
 Houston, TX 77019

 Barbara J. Moore                       Assistant Tax Officer
 2919 Allen Parkway
 Houston, TX 77019

(c) Compensation From the Registrant.

                                         Compensation
                                Net        on Events
                            Underwriting  Occasioning
                             Discounts   the Deduction
Name of Principal               and      of a Deferred  Brokerage     Other
Underwriter                 Commissions   Sales Load   Commissions Compensation
-----------------           ------------ ------------- ----------- ------------
American General Equity
  Services Corporation.....      0             0            0           0

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of AIG Life Insurance Company at its principal executive office located at 70 Pine Street, New York, New York 10270 or at its offices located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or One ALICO Plaza, 600 King Street, Wilmington, Delaware 19801.

Item 32. Management Services Inapplicable

Item 33. Fee Representation

AIG Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by AIG Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the policy owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to such Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account II of AIG Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 28th day of April, 2006.

                                    VARIABLE ACCOUNT II OF AIG LIFE
                                    INSURANCE COMPANY
                                    (Registrant)

                                    BY: AIG LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)

                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                        AND CONTROLLER

                                   AIGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature             Title                                      Date
---------             -----                                      ----

RODNEY O. MARTIN, JR. Director, Chairman,                        April 28, 2006
--------------------- President and Chief Executive Officer
RODNEY O. MARTIN, JR.

MARY JANE FORTIN      Director, Chief Financial Officer and      April 28, 2006
--------------------- Executive Vice President
MARY JANE FORTIN

M. BERNARD AIDINOFF   Director                                   April 28, 2006
---------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ        Director                                   April 28, 2006
---------------------
DAVID J. DIETZ

DAVID L. HERZOG       Director                                   April 28, 2006
---------------------
DAVID L. HERZOG

RICHARD A. HOLLAR     Director                                   April 28, 2006
---------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II    Director                                   April 28, 2006
---------------------
ROYCE G. IMHOFF II

                                   AIGL - 2

Signature            Title                                      Date
---------            -----                                      ----

GARY D. REDDICK      Director                                   April 28, 2006
--------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT Director                                   April 28, 2006
--------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY     Director                                   April 28, 2006
--------------------
JAMES W. WEAKLEY

                                   AIGL - 3

                                                                      333-34199
                                                                      811-04867

                                  SIGNATURES

   National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 28th day of April, 2006.

                                        NATIONAL UNION FIRE INSURANCE COMPANY
                                        OF PITTSBURGH, PA.

                                    BY: ROBERT S. SCHIMEK
                                        ----------------------------------------
                                        ROBERT S. SCHIMEK
                                        SENIOR VICE PRESIDENT
                                        AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature            Title                                      Date
---------            -----                                      ----

*KRISTIAN P. MOOR    Director and Chairman                      April 28, 2006
--------------------
KRISTIAN P. MOOR

JOHN Q. DOYLE        Director and President                     April 28, 2006
--------------------
JOHN Q. DOYLE

*ROBERT S. SCHIMEK   Director, Senior Vice President and        April 28, 2006
-------------------- Treasurer
ROBERT S. SCHIMEK

*M. BERNARD AIDINOFF Director                                   April 28, 2006
--------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER Director                                   April 28, 2006
--------------------
STEVEN J. BENSINGER

*CHARLES H. DANGELO  Director                                   April 28, 2006
--------------------
CHARLES H. DANGELO

*DAVID L. HERZOG     Director                                   April 28, 2006
--------------------
DAVID L. HERZOG

*ROBERT E. LEWIS     Director                                   April 28, 2006
--------------------
ROBERT E. LEWIS

Signature          Title                                      Date
---------          -----                                      ----

*WIN J. NEUGER     Director                                   April 28, 2006
------------------
WIN J. NEUGER

*ROBERT M. SANDLER Director                                   April 28, 2006
------------------
ROBERT M. SANDLER

*NICHOLAS S. TYLER Director                                   April 28, 2006
------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH Director                                   April 28, 2006
------------------
NICHOLAS C. WALSH


* BY: ROBERT S. SCHIMEK
      ----------------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (r)(1) to the Registration
        Statement)

                                 EXHIBIT INDEX

Item 26. Exhibits


(e)(2)    Form of Supplemental Application for Life Insurance, Form No.
          14GVSUP997.

(e)(3)    Form of Subaccount Transfer Request Form, 04/06.

(e)(4)    Form of Premium Allocation Form, 04/06.

(e)(5)    Form of Loan/Surrender Request Form, 0406.

(e)(6)    Form of Dollar Cost Averaging Request Form.

(e)(8)    Form of Reallocation and Rebalancing Request Form, 04/06.

(e)(9)    Form of Automatic Rebalancing Request, 04/06.

(h)(7)(d) Form of Amendment No. 3 to Participation Agreement as of March 31, 2006 by and between Franklin Templeton Products Trust, Franklin Templeton Distributors, Inc. and AIG Life Insurance Company.

(n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                      E-1